UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in chart

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

BMO Funds, Inc.

Schedule of Investments

May 31, 2018 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.7%

Consumer Discretionary - 11.4%

Advertising - 0.6%
Omnicom Group, Inc. (1)	10,928	$787,690
Apparel Retail - 1.0%
TJX Cos., Inc. (1)	13,378	1,208,301
Apparel, Accessories & Luxury Goods - 0.8%
Carter’s, Inc. (1)	5,341	582,222
Michael Kors Holdings, Ltd. (2)	6,958	399,320

		981,542
Cable & Satellite - 1.9%
Comcast Corp., Class A	54,933	1,712,811
Sirius XM Holdings, Inc. (1)	96,684	686,456

		2,399,267
Computer & Electronics Retail - 0.3%
Best Buy Co., Inc. (1)	5,929	404,654
Education Services - 2.0%
Bright Horizons Family Solutions, Inc. (1)(2)	24,796	2,509,355
General Merchandise Stores - 0.4%
Target Corp. (1)	6,958	507,169
Movies & Entertainment - 1.9%
Madison Square Garden Co., Class A (1)(2)	1,372	359,519
Walt Disney Co. (1)	20,042	1,993,578

		2,353,097
Publishing - 0.3%
John Wiley & Sons, Inc., Class A (1)	5,782	392,020
Restaurants - 1.4%
Brinker International, Inc. (1)	17,935	784,298
Darden Restaurants, Inc. (1)	11,222	980,915

		1,765,213
Specialized Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (2)	15,975	912,811

Total Consumer Discretionary		14,221,119

Consumer Staples - 15.9%

Agricultural Products - 0.5%
Bunge, Ltd.	4,018	279,452
Ingredion, Inc.	2,646	294,738

		574,190
Food Distributors - 3.2%
Sysco Corp.	25,237	1,641,162
U.S. Foods Holding Corp. (2)	63,508	2,265,966

		3,907,128
Food Retail - 0.9%
Kroger Co. (1)	47,435	1,154,094
Household Products - 0.7%
Church & Dwight Co., Inc. (1)	8,037	377,337
Spectrum Brands Holdings, Inc. (1)	5,586	445,148

		822,485

Hypermarkets & Super Centers - 3.9%
Costco Wholesale Corp. (1)	12,153	2,409,211
Wal-Mart, Inc.	30,186	2,491,552

		4,900,763
Packaged Foods & Meats - 3.1%
ConAgra Brands, Inc.	32,097	1,189,515
Flowers Foods, Inc. (1)	53,855	1,093,256
J.M. Smucker Co. (1)	2,597	279,178
Kellogg Co. (1)	5,929	381,768
Pinnacle Foods, Inc.	14,407	921,184

		3,864,901
Personal Products - 1.9%
Estee Lauder Cos., Inc., Class A (1)	15,975	2,387,304
Soft Drinks - 1.7%
PepsiCo, Inc. (1)	21,414	2,146,753

Total Consumer Staples		19,757,618

Energy - 5.0%

Integrated Oil & Gas - 3.3%
Chevron Corp.	21,562	2,680,157
Exxon Mobil Corp. (1)	5,684	461,768
Occidental Petroleum Corp. (1)	11,026	928,389

		4,070,314
Oil & Gas-Equipment & Services - 0.7%
Schlumberger, Ltd.	12,496	858,100
Oil & Gas-Exploration & Production - 0.3%
Cabot Oil & Gas Corp. (1)	19,454	444,524
Oil & Gas-Refining & Marketing - 0.7%
Valero Energy Corp.	6,958	843,310

Total Energy		6,216,248

Financials - 14.5%

Consumer Finance - 1.7%
American Express Co. (1)	22,199	2,182,162
Financial Exchanges & Data - 1.1%
Morningstar, Inc. (1)	11,467	1,376,155
Insurance Brokers - 0.3%
Brown & Brown, Inc.	12,055	334,888
Life & Health Insurance - 2.9%
Aflac, Inc. (1)	64,292	2,896,997
Unum Group	18,033	699,861

		3,596,858
Multi-Line Insurance - 0.6%
Hartford Financial Services Group, Inc. (1)	14,848	776,996
Property & Casualty Insurance - 5.0%
Allstate Corp.	28,618	2,675,211
Aspen Insurance Holdings, Ltd. (1)	7,792	338,173
Progressive Corp. (1)	22,150	1,375,293
Travelers Cos., Inc. (1)	14,064	1,807,505

		6,196,182
Regional Banks - 2.0%
BB&T Corp. (1)	5,733	300,982
PNC Financial Services Group, Inc. (1)	13,231	1,897,458
Regions Financial Corp.	16,416	299,428

		2,497,868

Reinsurance - 0.9%
Everest Re Group, Ltd. (1)	4,753	1,070,803

Total Financials		18,031,912

Healthcare - 16.2%

Healthcare Equipment - 3.8%
Baxter International, Inc. (1)	39,889	2,825,737
Hill-Rom Holdings, Inc.	5,880	540,960
Medtronic PLC	9,507	820,644
Varian Medical Systems, Inc. (1)(2)	4,802	566,012

		4,753,353
Healthcare Services - 1.6%
CVS Health Corp. (1)	24,649	1,562,500
DaVita, Inc. (2)	5,880	393,019

		1,955,519
Healthcare Supplies - 1.2%
Cooper Cos., Inc. (1)	6,762	1,530,308
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A (1)(2)	2,009	576,844
Bio-Techne Corp. (1)	3,332	500,866

		1,077,710
Managed Healthcare - 1.2%
Anthem, Inc.	1,764	390,585
Cigna Corp. (1)	6,909	1,170,177

		1,560,762
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	8,380	440,956
Eli Lilly & Co. (1)	27,197	2,312,833
Johnson & Johnson (1)	21,071	2,520,513
Merck & Co., Inc. (1)	26,560	1,581,117
Pfizer, Inc.	69,781	2,507,231

		9,362,650

Total Healthcare		20,240,302

Industrials - 7.5%

Aerospace & Defense - 3.8%
Huntington Ingalls Industries, Inc.	2,450	541,622
Lockheed Martin Corp. (1)	7,939	2,497,133
Northrop Grumman Corp. (1)	4,018	1,314,890
Raytheon Co. (1)	2,009	420,886

		4,774,531
Environmental & Facilities Services - 3.2%
Republic Services, Inc. (1)	19,846	1,338,216
Waste Management, Inc. (1)	31,754	2,626,373

		3,964,589
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. (1)	2,744	294,678
Trucking - 0.3%
Landstar System, Inc. (1)	2,940	333,396

Total Industrials		9,367,194

Information Technology - 9.6%

Communications Equipment - 1.9%
Motorola Solutions, Inc. (1)	21,856	2,346,023
Consulting & Other Services - 1.6%
Amdocs, Ltd. (1)	29,647	1,999,986
Data Processing & Outsourced Services - 1.6%
Genpact, Ltd. (1)	67,723	2,033,722

Electronic Components - 0.5%
Dolby Laboratories, Inc., Class A (1)	10,291	646,275
Internet Software & Services - 1.4%
eBay, Inc. (2)	9,801	369,694
VeriSign, Inc. (1)(2)	10,585	1,380,707

		1,750,401
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	17,298	3,232,477

Total Information Technology		12,008,884

Materials - 1.9%

Metal & Glass Containers - 0.6%
Berry Global Group, Inc. (1)(2)	16,220	783,264
Paper Packaging - 1.3%
Avery Dennison Corp. (1)	5,194	545,526
Graphic Packaging Holding Co. (1)	71,888	1,040,938

		1,586,464

Total Materials		2,369,728

Real Estate - 4.9%

Office REIT’s - 0.5%
Highwoods Properties, Inc.	6,811	325,770
Piedmont Office Realty Trust, Inc., Class A (1)	13,329	256,184

		581,954
Residential REIT’s - 3.6%
Essex Property Trust, Inc. (1)	11,271	2,694,107
UDR, Inc.	49,346	1,799,649

		4,493,756
Specialized REIT’s - 0.8%
Equinix, Inc. (1)	2,450	972,282

Total Real Estate		6,047,992

Telecommunication Services - 1.3%

Integrated Telecommunication Services - 1.3%
AT&T, Inc. (1)	50,081	1,618,618

Utilities - 10.5%

Electric Utilities - 7.0%
American Electric Power Co., Inc.	37,782	2,567,287
Entergy Corp.	18,082	1,463,015
Exelon Corp. (1)	67,723	2,803,055
Great Plains Energy, Inc. (1)	39,840	1,352,170
Xcel Energy, Inc. (1)	12,937	588,892

		8,774,419
Multi-Utilities - 3.5%
Ameren Corp.	45,769	2,709,067
Consolidated Edison, Inc. (1)	21,414	1,643,096

		4,352,163

Total Utilities		13,126,582

Total Common Stocks (identified cost $104,711,996)		123,006,197

Short-Term Investments - 45.6%

Collateral Pool Investments for Securities on Loan - 44.5%
Collateral pool allocation (3)		55,461,631

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	1,411,986	1,412,127

Total Short-Term Investments (identified cost $56,873,465)		56,873,758

Total Investments - 144.3% (identified cost $161,585,461)		179,879,955
Other Assets and Liabilities - (44.3)%		(55,233,983)

Total Net Assets - 100.0%		$124,645,972

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 97.8%

Consumer Discretionary - 8.6%

Automobile Manufacturers - 0.6%
Ford Motor Co.	72,579	$838,287
Cable & Satellite - 0.5%
Comcast Corp., Class A	20,835	649,635
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc. (1)	20,732	1,414,959
Department Stores - 2.4%
Kohl’s Corp. (1)	35,373	2,361,148
Nordstrom, Inc. (1)	18,333	898,867

		3,260,015
Hotels, Resorts & Cruise Lines - 2.6%
Carnival Corp. (1)	26,730	1,664,744
Wyndham Worldwide Corp. (1)	18,301	1,984,561

		3,649,305
Restaurants - 1.5%
Darden Restaurants, Inc. (1)	22,861	1,998,280

Total Consumer Discretionary		11,810,481

Consumer Staples - 5.8%

Food Distributors - 2.1%
Sysco Corp.	44,535	2,896,111
Food Retail - 0.5%
Kroger Co. (1)	27,226	662,408
Hypermarkets & Super Centers - 2.1%
Wal-Mart, Inc.	34,961	2,885,681
Soft Drinks - 1.1%
PepsiCo, Inc.	15,771	1,581,043

Total Consumer Staples		8,025,243

Energy - 9.3%

Integrated Oil & Gas - 4.2%
Chevron Corp.	30,780	3,825,954
Occidental Petroleum Corp.	23,020	1,938,284

		5,764,238
Oil & Gas-Refining & Marketing - 3.9%
Marathon Petroleum Corp. (1)	25,986	2,053,673
Valero Energy Corp.	27,484	3,331,061

		5,384,734
Oil & Gas-Storage & Transportation - 1.2%
Williams Cos., Inc. (1)	59,965	1,610,660

Total Energy		12,759,632

Financials - 14.1%

Consumer Finance - 2.5%
Discover Financial Services (1)	27,503	2,031,371
Navient Corp. (1)	104,560	1,443,974

		3,475,345

Diversified Banks - 4.4%
Citigroup, Inc.	13,776	918,722
JPMorgan Chase & Co.	15,438	1,652,020
Wells Fargo & Co. (1)	63,581	3,432,738

		6,003,480
Life & Health Insurance - 2.8%
Aflac, Inc. (1)	24,493	1,103,655
Prudential Financial, Inc.	28,825	2,791,413

		3,895,068
Regional Banks - 4.4%
BB&T Corp. (1)	12,261	643,702
PNC Financial Services Group, Inc.	6,965	998,851
Regions Financial Corp.	119,476	2,179,242
SunTrust Banks, Inc. (1)	33,856	2,285,619

		6,107,414

Total Financials		19,481,307

Healthcare - 10.8%

Biotechnology - 3.4%
AbbVie, Inc. (1)	33,704	3,334,674
Amgen, Inc. (1)	7,570	1,359,723

		4,694,397
Healthcare Services - 1.8%
CVS Health Corp. (1)	38,356	2,431,387
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	23,381	1,230,308
Eli Lilly & Co. (1)	18,714	1,591,439
Merck & Co., Inc.	16,129	960,159
Pfizer, Inc.	109,485	3,933,796

		7,715,702

Total Healthcare		14,841,486

Industrials - 7.1%

Aerospace & Defense - 4.4%
Boeing Co.	10,701	3,768,464
Harris Corp. (1)	9,531	1,434,130
Lockheed Martin Corp. (1)	2,554	803,335

		6,005,929
Airlines - 0.6%
Delta Air Lines, Inc. (1)	16,000	864,800
Environmental & Facilities Services - 1.0%
Republic Services, Inc. (1)	9,943	670,457
Waste Management, Inc.	8,320	688,147

		1,358,604
Industrial Machinery - 0.4%
Ingersoll-Rand PLC	7,203	630,550
Trucking - 0.7%
Ryder System, Inc. (1)	14,550	976,014

Total Industrials		9,835,897

Information Technology - 20.8%

Communications Equipment - 3.1%
Cisco Systems, Inc.	83,498	3,566,200
Motorola Solutions, Inc. (1)	6,068	651,339

		4,217,539
Electronic Equipment & Instruments - 0.6%
FLIR Systems, Inc. (1)	16,141	870,000

Semiconductor Equipment - 3.0%
KLA-Tencor Corp. (1)	26,014	2,945,565
Lam Research Corp. (1)	6,162	1,221,185

		4,166,750
Semiconductors - 4.9%
Broadcom, Inc. (1)	5,302	1,336,475
Intel Corp. (1)	62,309	3,439,457
Texas Instruments, Inc. (1)	17,412	1,948,577

		6,724,509
Systems Software - 3.9%
Microsoft Corp.	53,614	5,299,208
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	4,902	916,037
HP, Inc.	83,593	1,841,554
NetApp, Inc. (1)	20,918	1,429,118
Seagate Technology PLC (1)	15,992	901,149
Western Digital Corp.	20,419	1,705,190
Xerox Corp.	20,904	568,171

		7,361,219

Total Information Technology		28,639,225

Materials - 3.8%

Commodity Chemicals - 0.6%
LyondellBasell Industries NV, Class A (1)	7,176	804,573
Diversified Chemicals - 1.1%
Eastman Chemical Co. (1)	14,866	1,550,673
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc. (1)	33,450	1,376,133
Paper Packaging - 1.1%
WestRock Co. (1)	26,080	1,535,590

Total Materials		5,266,969

Real Estate - 6.1%

Hotel & Resort REIT’s - 2.4%
Host Hotels & Resorts, Inc. (1)	152,352	3,295,374
Office REIT’s - 0.8%
Alexandria Real Estate Equities, Inc. (1)	9,512	1,188,239
Residential REIT’s - 1.8%
Essex Property Trust, Inc. (1)	7,663	1,831,687
UDR, Inc.	17,523	639,064

		2,470,751
Retail REIT’s - 0.6%
Kimco Realty Corp. (1)	51,349	793,855
Specialized REIT’s - 0.5%
Crown Castle International Corp. (1)	6,585	685,828

Total Real Estate		8,434,047

Telecommunication Services - 4.3%

Integrated Telecommunication Services - 4.3%
AT&T, Inc. (1)	77,688	2,510,876
Verizon Communications, Inc.	70,852	3,377,515

Utilities - 7.1%

Electric Utilities - 3.6%
American Electric Power Co., Inc.	27,681	1,880,924
Entergy Corp.	8,459	684,418
Exelon Corp.	59,655	2,469,120

		5,034,462

Independent Power Producers & Energy Traders - 2.2%
AES Corp. (1)	238,585	3,041,959
Multi-Utilities - 1.3%
Ameren Corp.	29,824	1,765,283

Total Utilities		9,841,704

Total Common Stocks (identified cost $105,692,722)		134,824,382

Short-Term Investments - 47.4%

Collateral Pool Investments for Securities on Loan - 45.6%
Collateral pool allocation (3)		62,855,732

Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	2,422,665	2,422,907

Total Short-Term Investments (identified cost $65,278,134)		65,278,639

Total Investments - 145.2% (identified cost $170,970,856)		200,103,021
Other Assets and Liabilities - (45.2)%		(62,294,902)

Total Net Assets - 100.0%		$137,808,119

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Consumer Discretionary - 8.5%

Apparel Retail - 0.6%
Gap, Inc. (1)	75,222	$2,104,712
Apparel, Accessories & Luxury Goods - 0.7%
Michael Kors Holdings, Ltd. (1)(2)	42,757	2,453,824
Auto Parts & Equipment - 1.6%
Lear Corp.	29,230	5,787,540
Broadcasting - 0.5%
AMC Networks, Inc., Class A (1)(2)	30,572	1,747,801
Cable & Satellite - 1.3%
Comcast Corp., Class A	156,269	4,872,467
Department Stores - 1.2%
Kohl’s Corp. (1)	38,845	2,592,904
Nordstrom, Inc. (1)	37,879	1,857,207

		4,450,111
Home Improvement Retail - 1.5%
Lowe’s Cos., Inc.	57,652	5,477,517
Hotels, Resorts & Cruise Lines - 1.1%
Wyndham Worldwide Corp. (1)	35,671	3,868,163

Total Consumer Discretionary		30,762,135

Consumer Staples - 4.4%

Food Distributors - 0.3%
Sysco Corp. (1)	15,286	994,049
Household Products - 0.4%
Kimberly-Clark Corp. (1)	14,131	1,425,111
Hypermarkets & Super Centers - 2.6%
Wal-Mart, Inc. (1)	113,001	9,327,103
Packaged Foods & Meats - 1.1%
Campbell Soup Co. (1)	35,211	1,184,498
J.M. Smucker Co. (1)	26,604	2,859,930

		4,044,428

Total Consumer Staples		15,790,691

Energy - 11.8%

Integrated Oil & Gas - 3.9%
Chevron Corp.	112,915	14,035,335
Oil & Gas-Equipment & Services - 1.1%
Schlumberger, Ltd. (1)	58,132	3,991,924
Oil & Gas-Exploration & Production - 2.3%
ConocoPhillips (1)	123,055	8,292,676
Oil & Gas-Refining & Marketing - 4.5%
Marathon Petroleum Corp. (1)	94,102	7,436,881
Valero Energy Corp. (1)	72,769	8,819,603

		16,256,484

Total Energy		42,576,419

Financials - 23.9%

Asset Management & Custody Banks - 1.1%
Northern Trust Corp. (1)	37,450	3,839,374
Consumer Finance - 4.2%
American Express Co. (1)	27,050	2,659,015
Capital One Financial Corp. (1)	54,971	5,167,274
Synchrony Financial	212,096	7,344,885

		15,171,174
Diversified Banks - 9.1%
Bank of America Corp. (1)	503,417	14,619,229
Citigroup, Inc. (1)	171,433	11,432,867
Wells Fargo & Co. (1)	122,932	6,637,099

		32,689,195
Investment Banking & Brokerage - 0.4%
Lazard, Ltd., Class A (1)	25,843	1,329,364
Life & Health Insurance - 3.7%
MetLife, Inc. (1)	38,608	1,775,582
Prudential Financial, Inc.	71,616	6,935,293
Unum Group (1)	118,349	4,593,125

		13,304,000
Multi-Line Insurance - 1.2%
American International Group, Inc. (1)	78,465	4,142,167
Property & Casualty Insurance - 0.3%
Allstate Corp. (1)	12,976	1,212,996
Regional Banks - 3.9%
Citizens Financial Group, Inc.	102,763	4,197,869
Regions Financial Corp.	309,989	5,654,199
SunTrust Banks, Inc. (1)	64,253	4,337,720

		14,189,788

Total Financials		85,878,058

Healthcare - 15.2%

Biotechnology - 3.4%
AbbVie, Inc. (1)	52,672	5,211,368
Amgen, Inc. (1)	18,036	3,239,626
Celgene Corp. (1)(2)	49,497	3,894,424

		12,345,418
Healthcare Equipment - 1.8%
Hill-Rom Holdings, Inc. (1)	40,372	3,714,224
Medtronic PLC (1)	32,294	2,787,618

		6,501,842
Healthcare Services - 2.0%
CVS Health Corp. (1)	111,129	7,044,467
Managed Healthcare - 0.4%
Cigna Corp. (1)	8,405	1,423,555
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	146,107	7,688,150
Eli Lilly & Co. (1)	80,995	6,887,815
Pfizer, Inc. (1)	356,593	12,812,387

		27,388,352

Total Healthcare		54,703,634

Industrials - 8.6%

Aerospace & Defense - 3.9%
Boeing Co. (1)	11,651	4,103,016
Huntington Ingalls Industries, Inc. (1)	25,654	5,671,330
Spirit AeroSystems Holdings, Inc., Class A (1)	48,102	4,074,720

		13,849,066
Airlines - 1.4%
Southwest Airlines Co. (1)	100,238	5,120,157
Building Products - 2.1%
Masco Corp. (1)	67,898	2,530,558
Owens Corning	81,413	5,146,930

		7,677,488
Trading Companies & Distributors - 1.2%
United Rentals, Inc. (1)(2)	26,129	4,169,405

Total Industrials		30,816,116

Information Technology - 8.1%

Communications Equipment - 3.9%
Cisco Systems, Inc. (1)	178,535	7,625,230
F5 Networks, Inc. (1)(2)	37,792	6,542,173

		14,167,403
Consulting & Other Services - 0.6%
DXC Technology Co. (1)	25,312	2,331,489
Data Processing & Outsourced Services - 1.0%
Alliance Data Systems Corp. (1)	17,304	3,648,029
Semiconductors - 1.5%
ON Semiconductor Corp. (1)(2)	211,347	5,311,150
Technology Hardware, Storage & Peripherals - 1.1%
NetApp, Inc. (1)	27,706	1,892,874
Western Digital Corp. (1)	23,089	1,928,162

		3,821,036

Total Information Technology		29,279,107

Materials - 2.9%

Commodity Chemicals - 0.5%
LyondellBasell Industries NV, Class A (1)	16,525	1,852,783
Diversified Chemicals - 0.4%
Huntsman Corp. (1)	50,449	1,612,855
Metal & Glass Containers - 1.1%
Berry Global Group, Inc. (1)(2)	84,207	4,066,356
Steel - 0.9%
Steel Dynamics, Inc. (1)	62,394	3,084,135

Total Materials		10,616,129

Real Estate - 7.1%

Office REIT’s - 3.5%
Boston Properties, Inc. (1)	48,971	5,963,199
Highwoods Properties, Inc.	68,772	3,289,365
Kilroy Realty Corp. (1)	42,103	3,206,143

		12,458,707
Residential REIT’s - 2.0%
Essex Property Trust, Inc. (1)	30,338	7,251,692
Retail REIT’s - 0.4%
Brixmor Property Group, Inc. (1)	86,206	1,368,951

Specialized REIT’s - 1.2%
Equinix, Inc. (1)	11,250	4,464,563

Total Real Estate		25,543,913

Utilities - 8.1%

Electric Utilities - 6.3%
American Electric Power Co., Inc. (1)	109,745	7,457,173
Entergy Corp. (1)	90,157	7,294,603
Exelon Corp. (1)	189,289	7,834,672

		22,586,448
Multi-Utilities - 1.8%
Ameren Corp. (1)	109,017	6,452,716

Total Utilities		29,039,164

Total Common Stocks (identified cost $303,611,668)		355,005,366

Short-Term Investments - 48.3%

Collateral Pool Investments for Securities on Loan - 47.2%
Collateral pool allocation (3)		170,007,827

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	3,845,625	3,846,009

Total Short-Term Investments (identified cost $173,852,716)		173,853,836

Total Investments - 146.9% (identified cost $477,464,384)		528,859,202
Other Assets and Liabilities - (46.9)%		(168,798,842)

Total Net Assets - 100.0%		$360,060,360

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 15.5%

Apparel Retail - 1.0%
Burlington Stores, Inc. (1)(2)	26,875	$3,930,469
Apparel, Accessories & Luxury Goods - 1.8%
Lululemon Athletica, Inc. (1)(2)	23,306	2,448,295
Michael Kors Holdings, Ltd. (2)	76,123	4,368,699

		6,816,994
Auto Parts & Equipment - 0.5%
Lear Corp.	10,460	2,071,080
Automotive Retail - 0.9%
O’Reilly Automotive, Inc. (1)(2)	12,649	3,407,767
Cable & Satellite - 3.4%
Comcast Corp., Class A	300,130	9,358,053
Sirius XM Holdings, Inc. (1)	543,976	3,862,230

		13,220,283
Hotels, Resorts & Cruise Lines - 2.1%
Royal Caribbean Cruises, Ltd. (1)	45,233	4,748,560
Wyndham Worldwide Corp. (1)	29,341	3,181,738

		7,930,298
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (2)	13,849	22,568,608

Total Consumer Discretionary		59,945,499

Consumer Staples - 5.8%

Food Distributors - 1.1%
Sysco Corp.	62,836	4,086,225
Food Retail - 0.4%
Sprouts Farmers Market, Inc. (1)(2)	73,724	1,599,811
Hypermarkets & Super Centers - 1.3%
Wal-Mart, Inc.	61,274	5,057,556
Personal Products - 2.1%
Estee Lauder Cos., Inc., Class A (1)	54,438	8,135,214
Soft Drinks - 0.9%
PepsiCo, Inc.	36,175	3,626,544

Total Consumer Staples		22,505,350

Energy - 1.8%

Integrated Oil & Gas - 0.8%
Occidental Petroleum Corp.	35,726	3,008,129
Oil & Gas-Equipment & Services - 1.0%
Schlumberger, Ltd.	58,308	4,004,011

Total Energy		7,012,140

Financials - 3.7%

Consumer Finance - 1.8%
American Express Co.	71,765	7,054,499

Diversified Banks - 1.2%
U.S. Bancorp (1)	91,592	4,578,684
Financial Exchanges & Data - 0.7%
S&P Global, Inc.	14,093	2,783,368

Total Financials		14,416,551

Healthcare - 14.3%

Biotechnology - 6.0%
AbbVie, Inc. (1)	106,951	10,581,732
Amgen, Inc. (1)	36,071	6,479,073
Celgene Corp. (1)(2)	79,108	6,224,217

		23,285,022
Healthcare Equipment - 1.1%
Intuitive Surgical, Inc. (2)	9,652	4,436,735
Healthcare Supplies - 1.3%
Align Technology, Inc. (1)(2)	15,133	5,023,399
Healthcare Technology - 0.9%
athenahealth, Inc. (1)(2)	10,481	1,577,076
Veeva Systems, Inc., Class A (1)(2)	26,503	2,050,272

		3,627,348
Managed Healthcare - 1.9%
Cigna Corp. (1)	32,153	5,445,754
Molina Healthcare, Inc. (1)(2)	20,959	1,780,048

		7,225,802
Pharmaceuticals - 3.1%
Eli Lilly & Co. (1)	105,042	8,932,772
Zoetis, Inc.	35,206	2,946,742

		11,879,514

Total Healthcare		55,477,820

Industrials - 11.5%

Aerospace & Defense - 3.7%
Boeing Co.	30,133	10,611,637
Huntington Ingalls Industries, Inc.	17,301	3,824,732

		14,436,369
Airlines - 1.4%
Southwest Airlines Co.	107,198	5,475,674
Building Products - 1.9%
Masco Corp.	85,706	3,194,263
Owens Corning	63,734	4,029,263

		7,223,526
Construction Machinery & Heavy Trucks - 1.7%
Caterpillar, Inc.	44,367	6,739,791
Diversified Support Services - 0.5%
KAR Auction Services, Inc. (1)	34,374	1,813,916
Research & Consulting Services - 0.4%
Dun & Bradstreet Corp. (1)	12,854	1,578,600
Trading Companies & Distributors - 1.9%
WW Grainger, Inc. (1)	23,357	7,217,079

Total Industrials		44,484,955

Information Technology - 38.9%

Application Software - 2.8%
Adobe Systems, Inc. (2)	43,845	10,929,682

Communications Equipment - 3.3%
F5 Networks, Inc. (1)(2)	29,139	5,044,252
Palo Alto Networks, Inc. (1)(2)	37,095	7,719,099

		12,763,351
Data Processing & Outsourced Services - 7.7%
Alliance Data Systems Corp. (1)	25,101	5,291,793
Black Knight, Inc. (1)(2)	44,890	2,271,434
Mastercard, Inc., Class A (1)	67,781	12,886,523
Visa, Inc., Class A (1)	70,658	9,236,414

		29,686,164
Internet Software & Services - 6.7%
Alphabet, Inc., Class A (2)	4,801	5,281,100
Alphabet, Inc., Class C (2)	12,154	13,186,969
Facebook, Inc., Class A (2)	22,491	4,313,324
VeriSign, Inc. (1)(2)	25,071	3,270,261

		26,051,654
Semiconductor Equipment - 1.1%
Applied Materials, Inc.	62,903	3,194,214
Lam Research Corp. (1)	5,283	1,046,985

		4,241,199
Semiconductors - 1.3%
ON Semiconductor Corp. (1)(2)	114,479	2,876,858
Skyworks Solutions, Inc. (1)	20,264	1,998,233

		4,875,091
Systems Software - 9.3%
Fortinet, Inc. (1)(2)	127,810	7,819,416
Microsoft Corp.	202,424	20,007,588
Red Hat, Inc. (1)(2)	49,777	8,084,780

		35,911,784
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	108,985	20,366,027
NetApp, Inc. (1)	81,832	5,590,762

		25,956,789

Total Information Technology		150,415,714

Materials - 1.9%

Commodity Chemicals - 0.5%
Westlake Chemical Corp. (1)	15,227	1,762,221
Metal & Glass Containers - 1.4%
Berry Global Group, Inc. (2)	112,969	5,455,273

Total Materials		7,217,494

Real Estate - 4.9%

Office REIT’s - 2.5%
Alexandria Real Estate Equities, Inc. (1)	47,238	5,900,971
Douglas Emmett, Inc. (1)	98,268	3,782,335

		9,683,306

Residential REIT’s - 0.9%
Essex Property Trust, Inc. (1)	14,763	3,528,800
Specialized REIT’s - 1.5%
Equinix, Inc. (1)	14,439	5,730,117

Total Real Estate		18,942,223

Total Common Stocks (identified cost $276,948,550)		380,417,746

Short-Term Investments - 40.5%

Collateral Pool Investments for Securities on Loan - 38.7%
Collateral pool allocation (3)		149,845,052

Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	6,845,232	6,845,916

Total Short-Term Investments (identified cost $156,690,611)		156,690,968

Total Investments - 138.8% (identified cost $433,639,161)		537,108,714
Other Assets and Liabilities - (38.8)%		(150,112,804)

Total Net Assets - 100.0%		$386,995,910

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.8%

Consumer Discretionary - 12.4%

Apparel, Accessories & Luxury Goods - 1.9%
PVH Corp. (1)	23,047	$3,687,520
Auto Parts & Equipment - 1.5%
Lear Corp.	15,254	3,020,292
Broadcasting - 1.0%
AMC Networks, Inc., Class A (1)(2)	35,940	2,054,690
Department Stores - 1.7%
Kohl’s Corp. (1)	49,765	3,321,814
Homefurnishing Retail - 1.0%
Bed Bath & Beyond, Inc. (1)	111,152	2,018,520
Hotels, Resorts & Cruise Lines - 1.0%
Royal Caribbean Cruises, Ltd. (1)	19,183	2,013,831
Leisure Products - 1.4%
Brunswick Corp. (1)	42,976	2,733,274
Publishing - 1.2%
News Corp., Class A (1)	153,352	2,304,880
Specialized Consumer Services - 1.7%
ServiceMaster Global Holdings, Inc. (2)	60,407	3,451,656

Total Consumer Discretionary		24,606,477

Consumer Staples - 3.6%

Agricultural Products - 0.8%
Ingredion, Inc.	15,049	1,676,308
Food Distributors - 1.5%
Sysco Corp. (1)	44,979	2,924,985
Packaged Foods & Meats - 1.3%
Tyson Foods, Inc., Class A (1)	38,932	2,626,742

Total Consumer Staples		7,228,035

Energy - 7.9%

Oil & Gas-Drilling - 0.9%
Helmerich & Payne, Inc. (1)	28,828	1,913,603
Oil & Gas-Exploration & Production - 3.7%
Cabot Oil & Gas Corp. (1)	87,740	2,004,859
Cimarex Energy Co. (1)	25,049	2,327,553
Devon Energy Corp. (1)	71,695	2,980,361

		7,312,773
Oil & Gas-Refining & Marketing - 3.3%
Marathon Petroleum Corp. (1)	50,482	3,989,592
Valero Energy Corp.	20,930	2,536,716

		6,526,308

Total Energy		15,752,684

Financials - 18.1%

Asset Management & Custody Banks - 2.7%
Ameriprise Financial, Inc.	20,422	2,831,102
Northern Trust Corp.	25,685	2,633,226

		5,464,328
Consumer Finance - 2.4%
Discover Financial Services (1)	37,297	2,754,756
Synchrony Financial	57,061	1,976,023

		4,730,779
Investment Banking & Brokerage - 1.8%
E*TRADE Financial Corp. (1)(2)	55,014	3,485,137
Life & Health Insurance - 2.6%
Principal Financial Group, Inc. (1)	49,642	2,770,024
Unum Group	62,076	2,409,169

		5,179,193
Multi-Line Insurance - 1.5%
Hartford Financial Services Group, Inc. (1)	55,819	2,921,008
Regional Banks - 7.1%
BankUnited, Inc.	58,273	2,457,372
Comerica, Inc. (1)	22,874	2,156,789
Regions Financial Corp.	152,324	2,778,390
SunTrust Banks, Inc. (1)	40,672	2,745,767
TCF Financial Corp. (1)	146,950	3,866,255

		14,004,573

Total Financials		35,785,018

Healthcare - 6.6%

Biotechnology - 0.7%
United Therapeutics Corp. (1)(2)	12,269	1,307,630
Healthcare Equipment - 3.2%
Hill-Rom Holdings, Inc.	39,980	3,678,160
STERIS PLC (1)	25,825	2,681,668

		6,359,828
Healthcare Services - 1.1%
MEDNAX, Inc. (2)	47,602	2,182,552
Managed Healthcare - 1.6%
Centene Corp. (1)(2)	26,950	3,157,462

Total Healthcare		13,007,472

Industrials - 13.3%

Aerospace & Defense - 1.3%
Spirit AeroSystems Holdings, Inc., Class A (1)	31,202	2,643,121
Airlines - 1.0%
JetBlue Airways Corp. (1)(2)	102,583	1,937,793
Building Products - 1.3%
Owens Corning	39,529	2,499,023
Construction Machinery & Heavy Trucks - 1.0%
Allison Transmission Holdings, Inc. (1)	49,973	2,064,385
Electrical Components & Equipment - 1.2%
Regal Beloit Corp. (1)	29,449	2,339,723
Environmental & Facilities Services - 1.5%
Republic Services, Inc. (1)	43,193	2,912,504
Human Resource & Employment Services - 1.2%
Robert Half International, Inc. (1)	38,782	2,469,638

Industrial Machinery - 1.0%
Crane Co.	22,695	1,886,182
Trading Companies & Distributors - 2.2%
United Rentals, Inc. (1)(2)	13,782	2,199,194
WESCO International, Inc. (1)(2)	36,116	2,143,484

		4,342,678
Trucking - 1.6%
Ryder System, Inc. (1)	47,992	3,219,303

Total Industrials		26,314,350

Information Technology - 8.4%

Communications Equipment - 2.7%
ARRIS International PLC (1)(2)	93,614	2,366,562
Juniper Networks, Inc. (1)	109,397	2,914,336

		5,280,898
Data Processing & Outsourced Services - 0.8%
Alliance Data Systems Corp. (1)	7,174	1,512,423
Electronic Manufacturing Services - 1.5%
Jabil, Inc. (1)	104,205	2,946,917
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (2)	32,146	2,423,166
Semiconductors - 1.2%
ON Semiconductor Corp. (1)(2)	93,716	2,355,083
Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp.	24,883	2,077,979

Total Information Technology		16,596,466

Materials - 5.9%

Commodity Chemicals - 1.2%
Cabot Corp. (1)	40,239	2,424,400
Copper - 1.1%
Freeport-McMoRan, Inc. (1)	124,897	2,110,759
Metal & Glass Containers - 1.3%
Owens-Illinois, Inc. (1)(2)	133,761	2,487,955
Paper Packaging - 2.3%
Avery Dennison Corp. (1)	21,913	2,301,522
WestRock Co. (1)	38,652	2,275,830

		4,577,352

Total Materials		11,600,466

Real Estate - 13.1%

Hotel & Resort REIT’s - 1.4%
Host Hotels & Resorts, Inc. (1)	131,889	2,852,759
Office REIT’s - 4.6%
Boston Properties, Inc. (1)	24,626	2,998,708
Highwoods Properties, Inc.	73,974	3,538,177
Piedmont Office Realty Trust, Inc., Class A (1)	131,709	2,531,447

		9,068,332
Real Estate Services - 1.5%
Realogy Holdings Corp. (1)	127,124	3,024,280
Residential REIT’s - 3.4%
Essex Property Trust, Inc. (1)	14,924	3,567,284
UDR, Inc. (1)	85,895	3,132,590

		6,699,874

Retail REIT’s - 1.0%
Brixmor Property Group, Inc. (1)	121,779	1,933,851
Specialized REIT’s - 1.2%
Digital Realty Trust, Inc. (1)	22,888	2,460,002

Total Real Estate		26,039,098

Utilities - 9.5%

Electric Utilities - 4.8%
Entergy Corp.	39,414	3,188,987
Great Plains Energy, Inc. (1)	98,618	3,347,095
Xcel Energy, Inc. (1)	65,926	3,000,951

		9,537,033
Gas Utilities - 1.3%
UGI Corp. (1)	49,495	2,498,013
Multi-Utilities - 3.4%
Ameren Corp.	55,357	3,276,581
CenterPoint Energy, Inc.	135,374	3,537,322

		6,813,903

Total Utilities		18,848,949

Total Common Stocks (identified cost $166,114,870)		195,779,015

Short-Term Investments - 47.8%

Collateral Pool Investments for Securities on Loan - 46.7%
Collateral pool allocation (3)		92,552,728

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	2,143,937	2,144,152

Total Short-Term Investments (identified cost $94,696,284)		94,696,880

Total Investments - 146.6% (identified cost $260,811,154)		290,475,895
Other Assets and Liabilities - (46.6)%		(92,280,447)

Total Net Assets - 100.0%		$198,195,448

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.9%

Consumer Discretionary - 16.4%

Apparel Retail - 2.1%
Burlington Stores, Inc. (1)(2)	17,309	$2,531,441
Auto Parts & Equipment - 1.5%
Lear Corp.	9,541	1,889,118
Automotive Retail - 1.5%
O’Reilly Automotive, Inc. (1)(2)	6,808	1,834,143
Casinos & Gaming - 1.6%
Wynn Resorts, Ltd. (1)	10,075	1,974,801
Footwear - 1.2%
Skechers U.S.A., Inc., Class A (2)	49,702	1,444,340
General Merchandise Stores - 1.3%
Dollar Tree, Inc. (2)	19,466	1,607,697
Homebuilding - 1.0%
D.R. Horton, Inc. (1)	28,725	1,212,482
Hotels, Resorts & Cruise Lines - 1.5%
Wyndham Worldwide Corp.	17,537	1,901,712
Internet & Direct Marketing Retail - 1.5%
Expedia Group, Inc. (1)	14,740	1,783,982
Leisure Products - 1.5%
Brunswick Corp.	29,744	1,891,719
Specialty Stores - 1.7%
Tractor Supply Co. (1)	28,866	2,145,033

Total Consumer Discretionary		20,216,468

Consumer Staples - 2.9%

Food Distributors - 1.4%
U.S. Foods Holding Corp. (2)	49,062	1,750,532
Food Retail - 1.5%
Sprouts Farmers Market, Inc. (1)(2)	82,697	1,794,525

Total Consumer Staples		3,545,057

Energy - 2.9%

Oil & Gas-Exploration & Production - 2.9%
EQT Corp. (1)	30,543	1,574,186
Newfield Exploration Co. (1)(2)	66,088	1,932,413

Financials - 8.0%

Asset Management & Custody Banks - 1.3%
Legg Mason, Inc. (1)	43,472	1,620,201
Financial Exchanges & Data - 1.9%
MSCI, Inc. (1)	14,101	2,292,400
Investment Banking & Brokerage - 1.9%
LPL Financial Holdings, Inc. (1)	34,656	2,383,293

Property & Casualty Insurance - 1.4%
Progressive Corp.	27,371	1,699,465
Regional Banks - 1.5%
Citizens Financial Group, Inc.	43,717	1,785,840

Total Financials		9,781,199

Healthcare - 13.0%

Biotechnology - 2.4%
Exelixis, Inc. (1)(2)	60,308	1,250,185
Neurocrine Biosciences, Inc. (1)(2)	17,230	1,658,560

		2,908,745
Healthcare Equipment - 3.4%
Hill-Rom Holdings, Inc.	24,442	2,248,664
Masimo Corp. (1)(2)	19,365	1,918,103

		4,166,767
Healthcare Supplies - 1.6%
Align Technology, Inc. (1)(2)	5,898	1,957,841
Healthcare Technology - 1.0%
Veeva Systems, Inc., Class A (1)(2)	16,773	1,297,559
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.	25,135	1,556,359
Bio-Rad Laboratories, Inc., Class A (1)(2)	8,205	2,355,902

		3,912,261
Managed Healthcare - 1.4%
WellCare Health Plans, Inc. (2)	8,107	1,797,079

Total Healthcare		16,040,252

Industrials - 16.7%

Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	6,992	1,545,722
Air Freight & Logistics - 1.7%
XPO Logistics, Inc. (1)(2)	20,281	2,134,575
Building Products - 1.4%
Masco Corp.	46,608	1,737,080
Construction Machinery & Heavy Trucks - 1.1%
WABCO Holdings, Inc. (1)(2)	10,982	1,328,053
Diversified Support Services - 1.5%
KAR Auction Services, Inc. (1)	36,159	1,908,111
Industrial Machinery - 1.4%
ITT, Inc.	33,691	1,739,129
Research & Consulting Services - 1.7%
Dun & Bradstreet Corp. (1)	17,453	2,143,403
Trading Companies & Distributors - 4.6%
HD Supply Holdings, Inc. (1)(2)	51,551	2,099,672
Univar, Inc. (2)	49,841	1,359,164
WW Grainger, Inc. (1)	6,949	2,147,172

		5,606,008
Trucking - 2.0%
Landstar System, Inc. (1)	21,273	2,412,358

Total Industrials		20,554,439

Information Technology - 30.7%

Application Software - 3.2%
Ultimate Software Group, Inc. (1)(2)	7,046	1,847,109
Workday, Inc., Class A (1)(2)	16,159	2,116,183

		3,963,292

Communications Equipment - 3.7%
F5 Networks, Inc. (1)(2)	14,035	2,429,599
Palo Alto Networks, Inc. (2)	10,439	2,172,251

		4,601,850
Consulting & Other Services - 4.4%
Acxiom Corp. (1)(2)	63,720	1,866,359
DXC Technology Co.	19,025	1,752,393
EPAM Systems, Inc. (1)(2)	14,193	1,748,293

		5,367,045
Data Processing & Outsourced Services - 5.3%
Euronet Worldwide, Inc. (1)(2)	18,852	1,579,986
FleetCor Technologies, Inc. (1)(2)	8,418	1,678,128
Genpact, Ltd.	50,802	1,525,584
MAXIMUS, Inc. (1)	27,803	1,693,203

		6,476,901
Internet Software & Services - 3.5%
GoDaddy, Inc., Class A (1)(2)	32,081	2,296,679
VeriSign, Inc. (1)(2)	15,471	2,018,037

		4,314,716
Semiconductor Equipment - 3.3%
Lam Research Corp. (1)	10,724	2,125,282
Teradyne, Inc. (1)	50,451	1,912,598

		4,037,880
Semiconductors - 2.9%
Maxim Integrated Products, Inc. (1)	30,453	1,786,068
ON Semiconductor Corp. (1)(2)	71,583	1,798,881

		3,584,949
Systems Software - 4.4%
Fortinet, Inc. (2)	45,502	2,783,812
Red Hat, Inc. (1)(2)	16,230	2,636,077

		5,419,889

Total Information Technology		37,766,522

Materials - 3.6%

Copper - 1.2%
Freeport-McMoRan, Inc. (1)	89,459	1,511,857
Diversified Chemicals - 1.3%
Huntsman Corp.	48,981	1,565,923
Steel - 1.1%
Steel Dynamics, Inc. (1)	27,784	1,373,363

Total Materials		4,451,143

Real Estate - 4.7%

Office REIT’s - 2.6%
Boston Properties, Inc.	15,722	1,914,468
Highwoods Properties, Inc.	26,391	1,262,282

		3,176,750
Residential REIT’s - 1.1%
Essex Property Trust, Inc. (1)	5,778	1,381,115
Specialized REIT’s - 1.0%
Equinix, Inc. (1)	3,132	1,242,934

Total Real Estate		5,800,799

Total Common Stocks (identified cost $97,511,985)		121,662,478

Short-Term Investments - 48.9%

Collateral Pool Investments for Securities on Loan - 47.8%
Collateral pool allocation (3)		58,805,822

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	1,312,440	1,312,571

Total Short-Term Investments (identified cost $60,118,182)		60,118,393

Total Investments - 147.8% (identified cost $157,630,167)		181,780,871
Other Assets and Liabilities - (47.8)%		(58,780,614)

Total Net Assets - 100.0%		$123,000,257

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 99.3%

Consumer Discretionary - 8.8%

Apparel Retail - 2.0%
DSW, Inc., Class A (1)	23,367	$558,004
Genesco, Inc. (1)(2)	6,224	271,989
Tailored Brands, Inc. (1)	15,856	520,235

		1,350,228
Apparel, Accessories & Luxury Goods - 0.3%
Perry Ellis International, Inc. (1)(2)	8,044	221,210
Auto Parts & Equipment - 2.6%
American Axle & Manufacturing Holdings, Inc. (1)(2)	30,264	478,777
Cooper-Standard Holdings, Inc. (1)(2)	5,502	683,348
Stoneridge, Inc. (2)	19,876	626,690

		1,788,815
Footwear - 1.1%
Deckers Outdoor Corp. (1)(2)	6,825	772,317
Home Furnishings - 0.6%
La-Z-Boy, Inc. (1)	14,157	441,698
Homebuilding - 0.9%
KB Home (1)	24,460	644,276
Leisure Products - 0.4%
Johnson Outdoors, Inc., Class A (1)	3,838	291,228
Specialty Stores - 0.9%
Hibbett Sports, Inc. (1)(2)	22,099	584,519

Total Consumer Discretionary		6,094,291

Consumer Staples - 0.7%

Food Retail - 0.2%
Smart & Final Stores, Inc. (2)	34,984	160,927
Household Products - 0.5%
Central Garden & Pet Co., Class A (1)(2)	8,811	334,906

Total Consumer Staples		495,833

Energy - 8.2%

Oil & Gas-Equipment & Services - 3.3%
Bristow Group, Inc. (1)	20,876	246,963
Exterran Corp. (2)	14,580	401,825
Matrix Service Co. (1)(2)	19,007	368,736
Newpark Resources, Inc. (1)(2)	47,178	511,881
TETRA Technologies, Inc. (2)	87,418	368,904
U.S. Silica Holdings, Inc. (1)	12,146	375,676

		2,273,985
Oil & Gas-Exploration & Production - 4.0%
Abraxas Petroleum Corp. (1)(2)	71,422	192,839
Callon Petroleum Co. (1)(2)	25,239	298,830
HighPoint Resources Corp. (1)(2)	75,752	540,869
PDC Energy, Inc. (1)(2)	7,439	449,985
Southwestern Energy Co. (2)	59,688	282,324
SRC Energy, Inc. (1)(2)	42,026	543,817
W&T Offshore, Inc. (1)(2)	68,089	466,410

		2,775,074

Oil & Gas-Refining & Marketing - 0.9%
Delek US Holdings, Inc. (1)	10,700	596,846

Total Energy		5,645,905

Financials - 27.6%

Consumer Finance - 0.6%
Nelnet, Inc., Class A (1)	6,563	403,231
Investment Banking & Brokerage - 1.0%
Stifel Financial Corp. (1)	11,671	686,255
Life & Health Insurance - 1.7%
American Equity Investment Life Holding Co.	23,187	821,747
CNO Financial Group, Inc. (1)	17,976	359,880

		1,181,627
Multi-Line Insurance - 1.5%
Horace Mann Educators Corp.	15,314	676,879
National General Holdings Corp.	12,777	349,834

		1,026,713
Property & Casualty Insurance - 2.5%
Argo Group International Holdings, Ltd. (1)	11,566	702,635
Employers Holdings, Inc. (1)	11,090	439,164
Safety Insurance Group, Inc. (1)	4,525	389,150
Selective Insurance Group, Inc. (1)	4,198	238,656

		1,769,605
Regional Banks - 17.4%
1st Source Corp. (1)	6,144	326,738
BancFirst Corp. (1)	5,590	334,002
Bank of Marin Bancorp (1)	2,260	175,150
Banner Corp.	11,618	696,499
Cathay General Bancorp (1)	18,505	780,726
Central Pacific Financial Corp. (1)	17,538	516,319
Community Trust Bancorp, Inc.	4,869	248,562
Customers Bancorp, Inc. (1)(2)	19,465	589,984
Fidelity Southern Corp. (1)	9,061	221,270
Financial Institutions, Inc. (1)	6,085	193,807
Franklin Financial Network, Inc. (1)(2)	6,057	221,383
Great Southern Bancorp, Inc.	2,575	148,062
Great Western Bancorp, Inc. (1)	18,445	804,018
Hancock Whitney Corp.	12,802	643,300
Hanmi Financial Corp. (1)	19,964	597,922
Hilltop Holdings, Inc. (1)	30,580	717,101
Independent Bank Corp.	11,619	296,865
International Bancshares Corp. (1)	15,745	680,184
Investors Bancorp, Inc. (1)	57,499	767,037
Peapack Gladstone Financial Corp. (1)	6,576	226,872
Peoples Bancorp, Inc.	4,696	176,241
Preferred Bank (1)	4,260	271,362
S&T Bancorp, Inc. (1)	7,345	331,774
TriCo Bancshares (1)	9,786	380,871
Umpqua Holdings Corp.	17,392	409,408
United Community Banks, Inc. (1)	13,512	438,600
Wintrust Financial Corp. (1)	9,417	867,400

		12,061,457
Thrifts & Mortgage Finance - 2.9%
First Defiance Financial Corp.	3,248	203,032
NMI Holdings, Inc., Class A (1)(2)	23,873	397,485
TrustCo Bank Corp. (1)	35,939	312,669
Walker & Dunlop, Inc. (1)	11,189	627,927
Washington Federal, Inc.	15,257	495,090

		2,036,203

Total Financials		19,165,091

Healthcare - 9.7%

Biotechnology - 2.7%
Emergent BioSolutions, Inc. (1)(2)	10,294	530,759
Enanta Pharmaceuticals, Inc. (1)(2)	5,280	526,891
Myriad Genetics, Inc. (1)(2)	16,971	619,611
PDL BioPharma, Inc. (1)(2)	83,984	224,237

		1,901,498
Healthcare Equipment - 3.3%
AngioDynamics, Inc. (1)(2)	11,724	246,556
CONMED Corp. (1)	4,733	324,920
Integer Holdings Corp. (1)(2)	12,687	837,342
Natus Medical, Inc. (1)(2)	8,935	329,701
Orthofix International NV (2)	10,081	550,927

		2,289,446
Healthcare Services - 0.2%
American Renal Associates Holdings, Inc. (1)(2)	8,633	124,661
Healthcare Supplies - 1.4%
Lantheus Holdings, Inc. (2)	18,380	257,320
Meridian Bioscience, Inc.	11,284	167,003
Merit Medical Systems, Inc. (1)(2)	10,373	532,135

		956,458
Healthcare Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (1)(2)	29,807	377,058
HMS Holdings Corp. (2)	9,739	210,655

		587,713
Pharmaceuticals - 1.3%
Innoviva, Inc. (1)(2)	18,256	270,006
Phibro Animal Health Corp., Class A	13,653	617,116

		887,122

Total Healthcare		6,746,898

Industrials - 12.7%

Aerospace & Defense - 0.4%
Esterline Technologies Corp. (2)	4,057	295,958
Airlines - 0.8%
Hawaiian Holdings, Inc. (1)	15,323	566,951
Building Products - 0.9%
Caesarstone, Ltd. (1)	19,001	297,366
Quanex Building Products Corp. (1)	18,989	319,015

		616,381
Construction & Engineering - 0.9%
EMCOR Group, Inc.	8,210	623,385
Construction Machinery & Heavy Trucks - 0.4%
Meritor, Inc. (1)(2)	12,757	264,708
Diversified Support Services - 0.7%
UniFirst Corp. (1)	2,754	489,110
Human Resource & Employment Services - 1.5%
Korn/Ferry International	8,749	478,395
TrueBlue, Inc. (1)(2)	22,855	589,659

		1,068,054
Industrial Machinery - 2.4%
Columbus McKinnon Corp.	7,254	300,533
Global Brass & Copper Holdings, Inc. (1)	7,154	224,635

Hyster-Yale Materials Handling, Inc.	3,433	228,981
Rexnord Corp. (1)(2)	14,299	417,245
Watts Water Technologies, Inc., Class A	5,886	452,928

		1,624,322
Office Services & Supplies - 1.7%
ACCO Brands Corp. (1)	39,224	505,990
Herman Miller, Inc. (1)	14,790	484,372
Kimball International, Inc., Class B	12,620	205,075

		1,195,437
Research & Consulting Services - 1.0%
ICF International, Inc. (1)	9,810	693,077
Trading Companies & Distributors - 0.8%
Rush Enterprises, Inc., Class A (1)(2)	12,528	539,080
Trucking - 1.2%
ArcBest Corp. (1)	10,710	508,190
Covenant Transportation Group, Inc., Class A (2)	11,228	337,738

		845,928

Total Industrials		8,822,391

Information Technology - 10.9%

Communications Equipment - 0.5%
Comtech Telecommunications Corp. (1)	12,184	381,359
Consulting & Other Services - 1.5%
CACI International, Inc., Class A (1)(2)	1,291	215,145
Perficient, Inc. (2)	13,715	358,099
Virtusa Corp. (1)(2)	10,135	492,054

		1,065,298
Data Processing & Outsourced Services - 2.2%
CSG Systems International, Inc. (1)	12,251	506,947
Sykes Enterprises, Inc. (1)(2)	13,469	379,152
Travelport Worldwide, Ltd. (1)	36,459	639,491

		1,525,590
Electronic Components - 0.9%
Vishay Intertechnology, Inc. (1)	29,097	616,856
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (1)	13,640	377,828
TTM Technologies, Inc. (1)(2)	33,548	604,871

		982,699
Internet Software & Services - 0.5%
XO Group, Inc. (2)	9,863	320,153
Semiconductor Equipment - 1.9%
Cohu, Inc. (1)	11,913	286,150
Entegris, Inc.	12,939	454,159
Rudolph Technologies, Inc. (1)(2)	16,794	562,599

		1,302,908
Semiconductors - 0.9%
Diodes, Inc. (1)(2)	17,569	601,563
Systems Software - 0.3%
Progress Software Corp. (1)	6,405	242,621
Technology Distributors - 0.8%
Tech Data Corp. (1)(2)	6,209	539,003

Total Information Technology		7,578,050

Materials - 7.3%

Aluminum - 0.8%
Kaiser Aluminum Corp. (1)	4,899	540,164

Commodity Chemicals - 1.5%
Koppers Holdings, Inc. (1)(2)	11,885	478,965
Trinseo SA	7,637	552,155

		1,031,120
Forest Products - 1.9%
Boise Cascade Co. (1)	15,716	749,653
Louisiana-Pacific Corp. (1)	19,259	561,978

		1,311,631
Metal & Glass Containers - 0.4%
Owens-Illinois, Inc. (2)	14,617	271,876
Paper Products - 0.4%
Domtar Corp.	5,884	282,844
Specialty Chemicals - 2.3%
Kraton Corp. (2)	13,843	671,662
Minerals Technologies, Inc. (1)	6,383	465,959
Stepan Co. (1)	6,694	486,654

		1,624,275

Total Materials		5,061,910

Real Estate - 7.8%

Diversified REIT’s - 1.0%
American Assets Trust, Inc.	18,224	662,442
Hotel & Resort REIT’s - 3.5%
Ashford Hospitality Trust, Inc.	22,770	167,815
Chesapeake Lodging Trust (1)	22,709	731,911
Hersha Hospitality Trust (1)	32,505	691,382
Xenia Hotels & Resorts, Inc.	32,649	821,775

		2,412,883
Industrial REIT’s - 1.7%
First Industrial Realty Trust, Inc. (1)	24,939	821,241
STAG Industrial, Inc.	12,862	342,644

		1,163,885
Office REIT’s - 0.7%
Mack-Cali Realty Corp. (1)	9,644	190,662
Piedmont Office Realty Trust, Inc., Class A	16,585	318,763

		509,425
Residential REIT’s - 0.7%
Preferred Apartment Communities, Inc., Class A (1)	31,594	463,484
Retail REIT’s - 0.2%
Saul Centers, Inc. (1)	3,262	161,665

Total Real Estate		5,373,784

Telecommunication Services - 0.6%

Alternative Carriers - 0.6%
Iridium Communications, Inc. (1)(2)	25,817	392,418

Utilities - 5.0%

Electric Utilities - 3.1%
El Paso Electric Co. (1)	9,421	552,071
PNM Resources, Inc. (1)	20,253	809,107
Portland General Electric Co. (1)	19,367	826,196

		2,187,374

Multi-Utilities - 1.9%
Black Hills Corp. (1)	10,667	620,393
NorthWestern Corp. (1)	12,368	673,809

		1,294,202

Total Utilities		3,481,576

Total Common Stocks (identified cost $57,482,932)		68,858,147

Short-Term Investments - 46.5%

Collateral Pool Investments for Securities on Loan - 45.7%
Collateral pool allocation (3)		31,705,113

Mutual Funds - 0.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	516,430	516,482

Total Short-Term Investments (identified cost $32,221,499)		32,221,595

Total Investments - 145.8% (identified cost $89,704,431)		101,079,742
Other Assets and Liabilities - (45.8)%		(31,747,092)

Total Net Assets - 100.0%		$69,332,650

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 12.2%

Apparel Retail - 1.0%
DSW, Inc., Class A (1)	4,690	$111,997
Tailored Brands, Inc. (1)	2,837	93,082

		205,079
Apparel, Accessories & Luxury Goods - 0.7%
Movado Group, Inc. (1)	3,188	156,531
Auto Parts & Equipment - 3.4%
Cooper-Standard Holdings, Inc. (1)(2)	1,506	187,045
Dana, Inc.	6,643	148,139
Stoneridge, Inc. (2)	7,070	222,917
Tenneco, Inc. (1)	4,106	181,403

		739,504
Casinos & Gaming - 0.8%
Penn National Gaming, Inc. (1)(2)	5,215	177,727
Footwear - 1.7%
Deckers Outdoor Corp. (1)(2)	2,103	237,976
Steven Madden, Ltd. (1)	2,399	126,787

		364,763
General Merchandise Stores - 0.7%
Big Lots, Inc. (1)	3,558	145,558
Homebuilding - 0.8%
KB Home (1)	6,795	178,980
Homefurnishing Retail - 0.5%
RH (1)(2)	1,171	114,442
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A (1)(2)	6,906	87,016
Leisure Products - 1.0%
Johnson Outdoors, Inc., Class A	1,165	88,400
MCBC Holdings, Inc. (2)	4,492	132,469

		220,869
Restaurants - 0.9%
BJ’s Restaurants, Inc. (1)	3,572	200,032
Specialty Stores - 0.3%
Container Store Group, Inc. (2)	9,465	72,502

Total Consumer Discretionary		2,663,003

Consumer Staples - 1.4%

Agricultural Products - 0.4%
Darling Ingredients, Inc. (1)(2)	4,746	89,177
Food Distributors - 1.0%
Performance Food Group Co. (2)	6,376	227,942

Total Consumer Staples		317,119

Energy - 4.2%

Oil & Gas-Equipment & Services - 0.9%
SEACOR Holdings, Inc. (2)	2,650	138,410
U.S. Silica Holdings, Inc. (1)	2,054	63,530

		201,940

Oil & Gas-Exploration & Production - 2.8%
Abraxas Petroleum Corp. (1)(2)	43,903	118,538
Midstates Petroleum Co., Inc. (1)(2)	3,505	46,196
PDC Energy, Inc. (1)(2)	1,662	100,534
Southwestern Energy Co. (1)(2)	19,816	93,730
SRC Energy, Inc. (1)(2)	8,859	114,635
W&T Offshore, Inc. (2)	20,961	143,583

		617,216
Oil & Gas-Refining & Marketing - 0.5%
Par Pacific Holdings, Inc. (1)(2)	5,783	102,995

Total Energy		922,151

Financials - 14.9%

Consumer Finance - 0.3%
Nelnet, Inc., Class A (1)	1,255	77,107
Investment Banking & Brokerage - 1.7%
Evercore, Inc., Class A (1)	2,232	233,021
Stifel Financial Corp. (1)	2,229	131,065

		364,086
Life & Health Insurance - 2.2%
American Equity Investment Life Holding Co.	5,029	178,228
CNO Financial Group, Inc.	4,323	86,546
Primerica, Inc. (1)	2,186	214,993

		479,767
Multi-Line Insurance - 0.4%
Horace Mann Educators Corp. (1)	1,762	77,881
Property & Casualty Insurance - 0.2%
Employers Holdings, Inc.	1,002	39,679
Regional Banks - 8.1%
1st Source Corp. (1)	1,939	103,116
BancFirst Corp.	1,709	102,113
Bancorp, Inc. (2)	5,772	65,339
Cathay General Bancorp (1)	4,258	179,645
Central Pacific Financial Corp.	5,271	155,178
Community Trust Bancorp, Inc.	1,045	53,347
Customers Bancorp, Inc. (2)	5,986	181,436
First Financial Corp.	1,210	52,756
Great Western Bancorp, Inc. (1)	4,677	203,870
Hanmi Financial Corp.	5,420	162,329
Hilltop Holdings, Inc. (1)	7,516	176,250
Independent Bank Corp.	2,777	70,952
Peapack Gladstone Financial Corp.	2,268	78,246
Preferred Bank (1)	1,454	92,620
TriCo Bancshares	2,669	103,878

		1,781,075
Thrifts & Mortgage Finance - 2.0%
NMI Holdings, Inc., Class A (1)(2)	7,830	130,370
TrustCo Bank Corp. (1)	11,599	100,911
Walker & Dunlop, Inc. (1)	3,707	208,037

		439,318

Total Financials		3,258,913

Healthcare - 19.3%

Biotechnology - 4.1%
BioSpecifics Technologies Corp. (2)	1,363	58,963
Emergent BioSolutions, Inc. (1)(2)	2,876	148,287
Genomic Health, Inc. (1)(2)	3,432	137,006
ImmunoGen, Inc. (2)	6,985	80,048

Ligand Pharmaceuticals, Inc. (1)(2)	476	91,502
Myriad Genetics, Inc. (1)(2)	4,087	149,216
Pieris Pharmaceuticals, Inc. (1)(2)	12,499	70,244
Sangamo Therapeutics, Inc. (1)(2)	3,474	57,147
Vanda Pharmaceuticals, Inc. (2)	6,465	113,784

		906,197
Healthcare Equipment - 5.7%
Cardiovascular Systems, Inc. (2)	3,565	107,306
CONMED Corp.	1,542	105,858
Cutera, Inc. (1)(2)	2,936	123,312
Globus Medical, Inc., Class A (1)(2)	3,659	203,257
Inogen, Inc. (1)(2)	1,259	230,007
Integer Holdings Corp. (2)	2,913	192,258
K2M Group Holdings, Inc. (1)(2)	4,943	117,100
LeMaitre Vascular, Inc. (1)	1,722	58,686
Masimo Corp. (2)	990	98,060

		1,235,844
Healthcare Supplies - 1.5%
Anika Therapeutics, Inc. (1)(2)	1,409	57,290
Lantheus Holdings, Inc. (2)	8,218	115,052
OraSure Technologies, Inc. (1)(2)	8,774	149,246

		321,588
Healthcare Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (1)(2)	6,929	87,652
Cotiviti Holdings, Inc. (2)	3,044	103,831
HealthStream, Inc.	4,347	121,064

		312,547
Life Sciences Tools & Services - 0.9%
Cambrex Corp. (1)(2)	2,889	130,871
PRA Health Sciences, Inc. (1)(2)	753	63,930

		194,801
Managed Healthcare - 0.6%
Magellan Health, Inc. (2)	1,372	125,469
Pharmaceuticals - 5.1%
ANI Pharmaceuticals, Inc. (1)(2)	1,491	94,365
Catalent, Inc. (1)(2)	4,235	166,266
Corcept Therapeutics, Inc. (1)(2)	6,178	114,293
Depomed, Inc. (1)(2)	17,504	108,875
Intersect ENT, Inc. (1)(2)	2,793	119,121
Pacira Pharmaceuticals, Inc. (2)	3,979	136,281
Phibro Animal Health Corp., Class A	3,639	164,483
Supernus Pharmaceuticals, Inc. (1)(2)	3,825	215,539

		1,119,223

Total Healthcare		4,215,669

Industrials - 14.9%

Airlines - 0.8%
Hawaiian Holdings, Inc. (1)	4,852	179,524
Building Products - 1.4%
American Woodmark Corp. (2)	1,030	106,193
Builders FirstSource, Inc. (2)	10,283	201,341

		307,534
Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	3,034	142,143
EMCOR Group, Inc.	2,720	206,529

		348,672
Construction Machinery & Heavy Trucks - 0.7%
Greenbrier Cos., Inc. (1)	3,017	149,945
Human Resource & Employment Services - 0.8%
TrueBlue, Inc. (2)	6,698	172,808

Industrial Machinery - 3.0%
Briggs & Stratton Corp. (1)	5,464	100,811
Hyster-Yale Materials Handling, Inc.	1,461	97,449
Lydall, Inc. (2)	1,675	70,182
Milacron Holdings Corp. (2)	9,905	195,228
Watts Water Technologies, Inc., Class A	2,492	191,759

		655,429
Office Services & Supplies - 1.3%
ACCO Brands Corp. (1)	7,234	93,318
Herman Miller, Inc.	5,869	192,210

		285,528
Research & Consulting Services - 1.3%
ICF International, Inc.	3,067	216,684
RPX Corp.	6,211	64,905

		281,589
Trading Companies & Distributors - 2.4%
H&E Equipment Services, Inc.	4,565	157,812
Herc Holdings, Inc. (2)	2,885	157,665
Rush Enterprises, Inc., Class A (1)(2)	4,575	196,863

		512,340
Trucking - 1.6%
ArcBest Corp.	5,492	260,596
Covenant Transportation Group, Inc., Class A (2)	3,115	93,699

		354,295

Total Industrials		3,247,664

Information Technology - 19.7%

Application Software - 0.7%
Verint Systems, Inc. (2)	3,542	149,472
Communications Equipment - 2.5%
CalAmp Corp. (1)(2)	7,383	156,667
Ciena Corp. (1)(2)	8,240	189,932
Comtech Telecommunications Corp. (1)	6,182	193,497

		540,096
Consulting & Other Services - 1.6%
EPAM Systems, Inc. (1)(2)	902	111,108
Hackett Group, Inc.	3,934	63,338
Virtusa Corp. (1)(2)	3,764	182,742

		357,188
Data Processing & Outsourced Services - 2.0%
CSG Systems International, Inc.	3,881	160,596
MAXIMUS, Inc.	2,059	125,393
Sykes Enterprises, Inc. (1)(2)	5,113	143,931

		429,920
Electronic Components - 1.2%
Rogers Corp. (1)(2)	957	109,060
Vishay Intertechnology, Inc. (1)	6,872	145,686

		254,746
Electronic Equipment & Instruments - 1.0%
Itron, Inc. (1)(2)	2,454	140,124
Vishay Precision Group, Inc. (2)	1,933	72,584

		212,708
Electronic Manufacturing Services - 1.9%
Benchmark Electronics, Inc.	1,776	49,195
Methode Electronics, Inc. (1)	4,182	167,907
TTM Technologies, Inc. (1)(2)	11,526	207,814

		424,916
Internet Software & Services - 1.8%
Care.com, Inc. (2)	4,962	102,912
Etsy, Inc. (1)(2)	3,289	106,366
SPS Commerce, Inc. (1)(2)	2,648	197,091

		406,369

Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (2)	6,069	55,228
Cabot Microelectronics Corp.	1,530	173,150
Entegris, Inc.	6,455	226,570
MKS Instruments, Inc.	634	71,135
Rudolph Technologies, Inc. (2)	5,911	198,019
Xcerra Corp. (2)	13,442	185,096

		909,198
Semiconductors - 1.2%
Diodes, Inc. (1)(2)	4,095	140,213
Silicon Laboratories, Inc. (1)(2)	1,096	115,738

		255,951
Systems Software - 1.7%
CommVault Systems, Inc. (2)	1,878	128,361
Imperva, Inc. (2)	2,673	129,640
Progress Software Corp.	2,804	106,216

		364,217

Total Information Technology		4,304,781

Materials - 4.7%

Commodity Chemicals - 1.6%
Koppers Holdings, Inc. (2)	4,068	163,941
Trinseo SA	2,544	183,931

		347,872
Forest Products - 2.0%
Boise Cascade Co. (1)	4,323	206,207
Louisiana-Pacific Corp.	7,567	220,805

		427,012
Specialty Chemicals - 1.1%
Kraton Corp. (2)	3,967	192,479
OMNOVA Solutions, Inc. (1)(2)	5,471	55,804

		248,283

Total Materials		1,023,167

Real Estate - 3.7%

Diversified REIT’s - 0.4%
American Assets Trust, Inc.	2,378	86,440
Hotel & Resort REIT’s - 2.7%
Chesapeake Lodging Trust (1)	7,015	226,094
Hersha Hospitality Trust	7,858	167,140
Xenia Hotels & Resorts, Inc.	7,967	200,529

		593,763
Industrial REIT’s - 0.6%
First Industrial Realty Trust, Inc.	3,841	126,484

Total Real Estate		806,687

Telecommunication Services - 1.1%

Alternative Carriers - 1.1%
Cogent Communications Holdings, Inc. (1)	3,688	188,825
Vonage Holdings Corp. (2)	5,040	57,708

Utilities - 1.9%

Electric Utilities - 1.9%
PNM Resources, Inc.	5,242	209,418
Portland General Electric Co.	4,994	213,044

Total Common Stocks (identified cost $17,478,739)		21,428,149

Short-Term Investments - 43.1%

Collateral Pool Investments for Securities on Loan - 41.1%
Collateral pool allocation (3)		8,984,587

Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	440,427	440,472

Total Short-Term Investments (identified cost $9,424,973)		9,425,059

Total Investments - 141.1% (identified cost $26,903,712)		30,853,208
Other Assets and Liabilities - (41.1)%		(8,993,241)

Total Net Assets - 100.0%		$21,859,967

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Consumer Discretionary - 12.1%

Apparel Retail - 0.9%
Chico’s FAS, Inc.	155,248	$1,313,398
Apparel, Accessories & Luxury Goods - 2.1%
G-III Apparel Group, Ltd. (1)(2)	33,647	1,409,809
Oxford Industries, Inc. (1)	17,938	1,480,244

		2,890,053
Auto Parts & Equipment - 1.5%
Gentherm, Inc. (1)(2)	30,579	1,082,497
Tenneco, Inc. (1)	22,022	972,932

		2,055,429
Footwear - 0.9%
Steven Madden, Ltd. (1)	23,551	1,244,670
Home Furnishings - 0.9%
La-Z-Boy, Inc. (1)	41,835	1,305,252
Homefurnishing Retail - 0.8%
Sleep Number Corp. (1)(2)	37,841	1,058,413
Leisure Products - 0.9%
Callaway Golf Co. (1)	69,471	1,315,781
Restaurants - 1.9%
Bloomin’ Brands, Inc.	48,703	1,033,478
Red Robin Gourmet Burgers, Inc. (1)(2)	18,389	925,886
Zoe’s Kitchen, Inc. (1)(2)	72,651	659,671

		2,619,035
Specialized Consumer Services - 1.0%
Sotheby’s (1)(2)	25,214	1,382,231
Specialty Stores - 1.2%
Five Below, Inc. (1)(2)	23,113	1,634,320

Total Consumer Discretionary		16,818,582

Consumer Staples - 0.9%

Food Distributors - 0.9%
Performance Food Group Co. (1)(2)	35,783	1,279,242

Energy - 2.9%

Oil & Gas-Equipment & Services - 1.9%
Matrix Service Co. (2)	71,243	1,382,114
SEACOR Holdings, Inc. (2)	23,878	1,247,148

		2,629,262
Oil & Gas-Exploration & Production - 1.0%
HighPoint Resources Corp. (1)(2)	195,621	1,396,734

Total Energy		4,025,996

Financials - 4.7%

Diversified Banks - 0.5%
Bank of NT Butterfield & Son, Ltd.	13,530	646,058
Property & Casualty Insurance - 0.7%
Employers Holdings, Inc. (1)	23,155	916,938

Regional Banks - 2.8%
Great Western Bancorp, Inc. (1)	30,492	1,329,146
Hilltop Holdings, Inc. (1)	52,124	1,222,308
LegacyTexas Financial Group, Inc. (1)	31,105	1,306,099

		3,857,553
Thrifts & Mortgage Finance - 0.7%
Provident Financial Services, Inc. (1)	37,078	1,035,959

Total Financials		6,456,508

Healthcare - 24.0%

Biotechnology - 8.4%
CytomX Therapeutics, Inc. (1)(2)	33,827	868,339
Emergent BioSolutions, Inc. (1)(2)	25,066	1,292,403
Genomic Health, Inc. (1)(2)	28,880	1,152,890
ImmunoGen, Inc. (1)(2)	82,649	947,157
Ligand Pharmaceuticals, Inc. (1)(2)	7,398	1,422,117
Momenta Pharmaceuticals, Inc. (1)(2)	42,131	994,292
REGENXBIO, Inc. (2)	17,695	959,069
Repligen Corp. (1)(2)	25,487	1,113,272
Retrophin, Inc. (1)(2)	43,273	1,212,077
Sangamo Therapeutics, Inc. (1)(2)	41,116	676,358
Vanda Pharmaceuticals, Inc. (1)(2)	54,998	967,965

		11,605,939
Healthcare Equipment - 7.2%
AtriCure, Inc. (1)(2)	37,675	893,274
Cardiovascular Systems, Inc. (1)(2)	50,338	1,515,174
CONMED Corp.	9,348	641,740
Cutera, Inc. (2)	11,168	469,056
Glaukos Corp. (1)(2)	35,937	1,357,341
Inogen, Inc. (1)(2)	9,392	1,715,824
K2M Group Holdings, Inc. (1)(2)	42,629	1,009,881
Masimo Corp. (2)	13,835	1,370,357
NuVasive, Inc. (1)(2)	19,215	984,961

		9,957,608
Healthcare Services - 1.0%
Amedisys, Inc. (1)(2)	18,523	1,414,231
Healthcare Supplies - 1.4%
Lantheus Holdings, Inc. (1)(2)	65,275	913,850
OraSure Technologies, Inc. (1)(2)	59,939	1,019,562

		1,933,412
Healthcare Technology - 1.8%
Medidata Solutions, Inc. (1)(2)	19,034	1,468,664
Vocera Communications, Inc. (1)(2)	38,620	1,043,512

		2,512,176
Life Sciences Tools & Services - 1.0%
Cambrex Corp. (1)(2)	22,291	1,009,782
PRA Health Sciences, Inc. (1)(2)	4,294	364,561

		1,374,343
Managed Healthcare - 0.9%
Magellan Health, Inc. (2)	13,587	1,242,531
Pharmaceuticals - 2.3%
Depomed, Inc. (1)(2)	126,712	788,149
Pacira Pharmaceuticals, Inc. (1)(2)	31,051	1,063,497
Supernus Pharmaceuticals, Inc. (1)(2)	24,752	1,394,775

		3,246,421

Total Healthcare		33,286,661

Industrials - 18.3%

Air Freight & Logistics - 1.9%
Echo Global Logistics, Inc. (1)(2)	44,708	1,242,882
Hub Group, Inc., Class A (1)(2)	26,925	1,344,904

		2,587,786

Building Products - 2.5%
Builders FirstSource, Inc. (1)(2)	71,783	1,405,511
PGT Innovations, Inc. (2)	55,510	1,149,057
Simpson Manufacturing Co., Inc. (1)	14,910	943,952

		3,498,520
Construction & Engineering - 1.9%
Comfort Systems USA, Inc.	32,500	1,522,625
Primoris Services Corp. (1)	40,491	1,055,601

		2,578,226
Human Resource & Employment Services - 3.8%
Insperity, Inc. (1)	23,179	2,132,468
Korn/Ferry International	33,285	1,820,024
TriNet Group, Inc. (1)(2)	25,242	1,353,981

		5,306,473
Industrial Machinery - 5.4%
EnPro Industries, Inc. (1)	7,691	566,519
Hillenbrand, Inc. (1)	27,208	1,269,253
Milacron Holdings Corp. (2)	7,603	149,855
Proto Labs, Inc. (1)(2)	12,781	1,541,389
Rexnord Corp. (1)(2)	43,494	1,269,155
SPX FLOW, Inc. (2)	31,409	1,368,490
Watts Water Technologies, Inc., Class A (1)	18,235	1,403,183

		7,567,844
Office Services & Supplies - 0.8%
Herman Miller, Inc. (1)	33,912	1,110,618
Research & Consulting Services - 1.1%
ICF International, Inc. (1)	22,326	1,577,332
Trading Companies & Distributors - 0.9%
Herc Holdings, Inc. (1)(2)	21,635	1,182,353

Total Industrials		25,409,152

Information Technology - 26.5%

Application Software - 2.7%
HubSpot, Inc. (1)(2)	10,555	1,279,266
Monotype Imaging Holdings, Inc. (1)	48,478	1,047,125
Zendesk, Inc. (1)(2)	25,503	1,425,362

		3,751,753
Communications Equipment - 1.5%
CalAmp Corp. (1)(2)	43,363	920,163
Ciena Corp. (1)(2)	49,792	1,147,705

		2,067,868
Electronic Components - 0.7%
Rogers Corp. (1)(2)	7,816	890,711
Electronic Equipment & Instruments - 2.1%
Control4 Corp. (1)(2)	45,110	1,118,277
Fitbit, Inc., Class A (1)(2)	154,408	838,435
Itron, Inc. (1)(2)	15,966	911,659

		2,868,371
Electronic Manufacturing Services - 0.7%
Methode Electronics, Inc. (1)	25,292	1,015,474
Internet Software & Services - 8.4%
Apptio, Inc., Class A (1)(2)	44,192	1,459,662
Carbonite, Inc. (1)(2)	54,486	2,114,057
Cornerstone OnDemand, Inc. (1)(2)	32,273	1,596,868
Hortonworks, Inc. (2)	56,777	1,009,495
New Relic, Inc. (1)(2)	16,930	1,719,919
SPS Commerce, Inc. (1)(2)	17,675	1,315,550
TrueCar, Inc. (2)	124,421	1,220,570
Yelp, Inc. (1)(2)	29,493	1,263,775

		11,699,896

Semiconductor Equipment - 4.9%
Entegris, Inc. (1)	48,020	1,685,502
FormFactor, Inc. (1)(2)	76,109	1,031,277
Nanometrics, Inc. (2)	38,142	1,600,820
Photronics, Inc. (1)(2)	126,159	1,097,583
Rudolph Technologies, Inc. (1)(2)	41,399	1,386,867

		6,802,049
Semiconductors - 2.0%
Rambus, Inc. (1)(2)	96,689	1,301,434
Silicon Laboratories, Inc. (1)(2)	13,986	1,476,922

		2,778,356
Systems Software - 3.5%
CommVault Systems, Inc. (1)(2)	20,576	1,406,370
Imperva, Inc. (1)(2)	27,517	1,334,574
Qualys, Inc. (1)(2)	2,601	200,147
Varonis Systems, Inc. (1)(2)	25,340	1,967,651

		4,908,742

Total Information Technology		36,783,220

Materials - 5.3%

Commodity Chemicals - 0.9%
Trinseo SA	17,029	1,231,197
Forest Products - 2.3%
Boise Cascade Co. (1)	35,107	1,674,604
Louisiana-Pacific Corp. (1)	50,242	1,466,061

		3,140,665
Specialty Chemicals - 1.1%
Kraton Corp. (2)	32,500	1,576,900
Steel - 1.0%
Commercial Metals Co. (1)	62,084	1,467,666

Total Materials		7,416,428

Real Estate - 1.6%

Diversified REIT’s - 0.9%
American Assets Trust, Inc.	33,894	1,232,047
Hotel & Resort REIT’s - 0.7%
Hersha Hospitality Trust (1)	48,975	1,041,698

Total Real Estate		2,273,745

Telecommunication Services - 0.9%

Alternative Carriers - 0.9%
Cogent Communications Holdings, Inc. (1)	25,386	1,299,763

Utilities - 1.0%

Electric Utilities - 1.0%
Otter Tail Corp.	30,620	1,414,644

Total Common Stocks (identified cost $110,113,604)		136,463,941

Short-Term Investments - 50.0%

Collateral Pool Investments for Securities on Loan - 48.9%
Collateral pool allocation (3)		68,031,525

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	1,467,156	1,467,303

Total Short-Term Investments (identified cost $69,498,489)		69,498,828

Total Investments - 148.2% (identified cost $179,612,093)		205,962,769
Other Assets and Liabilities - (48.2)%		(66,969,296)

Total Net Assets - 100.0%		$138,993,473

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 97.7%

Belgium - 0.2%
bpost SA	5,983	$105,718
Bermuda - 1.2%
Argo Group International Holdings, Ltd.	3,381	205,396
Enstar Group, Ltd. (2)	1,453	295,322
Giordano International, Ltd.	164,000	111,781

		612,499
Brazil - 0.5%
IRB Brasil Resseguros S/A	20,800	269,284
Canada - 8.8%
Allied Properties Real Estate Investment Trust	11,309	370,774
BCE, Inc.	13,289	553,555
Canadian Imperial Bank of Commerce	1,983	173,126
Cogeco Communications, Inc.	5,293	277,795
Detour Gold Corp. (2)	15,674	123,908
Emera, Inc.	5,532	172,795
First Capital Realty, Inc.	7,354	119,220
George Weston, Ltd.	5,851	474,948
Granite Real Estate Investment Trust	6,717	266,742
Laurentian Bank of Canada (1)	8,330	290,387
Loblaw Cos., Ltd.	7,011	362,554
Maple Leaf Foods, Inc.	10,318	240,483
Quebecor, Inc., Class B	34,085	657,462
Rogers Communications, Inc., Class B	4,085	191,711
Transcontinental, Inc., Class A	11,947	269,236

		4,544,696
Cayman Islands - 2.1%
361 Degrees International, Ltd.	292,000	91,596
Dali Foods Group Co., Ltd. (5)	344,500	265,126
Fresh Del Monte Produce, Inc.	2,304	103,473
Melco Resorts & Entertainment, Ltd., ADR	10,052	328,298
WH Group, Ltd. (5)	288,500	295,602

		1,084,095
China - 2.1%
Agricultural Bank of China, Ltd., Class H	606,000	311,347
China Minsheng Banking Corp., Ltd., Class H	204,000	194,228
China Telecom Corp., Ltd., Class H	172,000	79,935
Industrial & Commercial Bank of China, Ltd., Class H	624,000	513,350

		1,098,860
Czech Republic - 2.7%
CEZ AS	29,183	729,446
Komercni banka AS	8,162	330,552
Moneta Money Bank AS (5)	92,125	321,789

		1,381,787
Denmark - 0.8%
Dfds AS	3,616	214,757
Pandora AS	2,453	193,216

		407,973
France - 0.1%
Boiron SA	743	60,746

Germany - 0.8%
RHOEN-KLINIKUM AG	9,712	299,653
Talanx AG (2)	3,383	130,486

		430,139
Guyana - 2.0%
Amdocs, Ltd.	15,094	1,018,241
Hong Kong - 8.8%
CLP Holdings, Ltd.	99,500	1,044,375
Dah Sing Financial Holdings, Ltd.	29,600	194,864
Dairy Farm International Holdings, Ltd.	16,800	143,859
Hang Seng Bank, Ltd.	29,600	739,689
HK Electric Investments & HK Electric Investments, Ltd. (1)(5)	790,500	765,802
Hysan Development Co., Ltd.	70,000	404,356
PCCW, Ltd.	794,000	467,430
Vitasoy International Holdings, Ltd.	72,000	223,090
VTech Holdings, Ltd.	21,600	263,494
Yuexiu Real Estate Investment Trust	404,000	282,337

		4,529,296
Hungary - 0.5%
Magyar Telekom Telecommunications PLC	101,066	153,347
Richter Gedeon Nyrt	4,313	84,331

		237,678
Ireland - 0.3%
ICON PLC (2)	1,027	132,462
Israel - 1.9%
Bank Hapoalim BM	22,000	151,719
Bank Leumi Le-Israel BM	67,147	418,231
Bezeq - The Israeli Telecommunication Corp., Ltd.	202,161	247,227
Strauss Group, Ltd.	7,424	158,252

		975,429
Japan - 6.8%
Bridgestone Corp.	2,700	107,895
Daiichi Sankyo Co., Ltd.	5,700	182,611
Duskin Co., Ltd.	13,800	333,829
Hogy Medical Co., Ltd.	2,800	127,030
Kissei Pharmaceutical Co., Ltd.	7,100	191,470
KYORIN Holdings, Inc.	18,300	380,470
Mitsui Sugar Co., Ltd.	5,700	190,865
Morinaga Milk Industry Co., Ltd.	2,800	109,684
Nippon Telegraph & Telephone Corp.	10,000	468,277
Paramount Bed Holdings Co., Ltd.	3,800	172,719
Shimachu Co., Ltd.	10,400	321,116
Suzuken Co., Ltd.	7,800	348,920
Takeda Pharmaceutical Co., Ltd. (1)	4,900	199,748
Towa Pharmaceutical Co., Ltd.	2,400	149,777
Vital KSK Holdings, Inc.	11,900	120,809
Xebio Holdings Co., Ltd.	7,500	126,057

		3,531,277
Malaysia - 4.6%
Malayan Banking Bhd	92,600	223,826
Public Bank Bhd	185,100	1,107,880
Tenaga Nasional Bhd	282,200	1,018,116

		2,349,822
Netherlands - 0.4%
Koninklijke Ahold Delhaize NV	6,616	152,182
Sligro Food Group NV	1,358	69,301

		221,483

New Zealand - 3.1%
Argosy Property, Ltd.	199,824	150,320
Chorus, Ltd.	36,168	104,275
Fisher & Paykel Healthcare Corp., Ltd.	35,236	326,664
Infratil, Ltd.	76,744	184,195
Metlifecare, Ltd.	39,577	165,484
Ryman Healthcare, Ltd.	44,928	358,023
Summerset Group Holdings, Ltd.	60,167	309,123

		1,598,084
Philippines - 1.8%
Alliance Global Group, Inc. (2)	794,600	200,820
First Philippine Holdings Corp.	60,540	74,976
Manila Electric Co.	63,550	390,212
PLDT, Inc.	9,990	244,210

		910,218
Singapore - 4.8%
Ascott Residence Trust	83,200	68,290
Cache Logistics Trust	174,300	104,061
CDL Hospitality Trusts	131,500	163,813
Frasers Centrepoint Trust	189,500	309,778
Mapletree Industrial Trust	73,300	107,714
Mapletree Logistics Trust	468,700	429,843
RHT Health Trust	210,000	123,097
SATS, Ltd.	127,100	488,586
Sheng Siong Group, Ltd.	171,100	128,896
Singapore Airlines, Ltd.	29,500	247,686
Venture Corp., Ltd.	18,000	281,841

		2,453,605
Switzerland - 2.2%
Cembra Money Bank AG	4,338	349,132
Novartis AG	6,148	456,143
Roche Holding AG	280	60,055
Sonova Holding AG	1,614	281,685

		1,147,015
Taiwan - 2.7%
Far EasTone Telecommunications Co., Ltd.	321,000	818,300
LCY Chemical Corp.	100,000	152,863
Pou Chen Corp.	113,000	138,031
Taichung Commercial Bank Co., Ltd.	503,100	172,771
Taiwan Secom Co., Ltd.	41,075	124,037

		1,406,002
Thailand - 0.9%
Thai Beverage PCL (1)	789,000	450,056
United Kingdom - 0.4%
Halfords Group PLC	48,216	216,407
United States - 37.2%
Abaxis, Inc.	2,127	176,116
Allstate Corp.	10,452	977,053
Ameren Corp.	14,354	849,613
American Electric Power Co., Inc.	9,715	660,134
American Express Co.	1,671	164,259
Atrion Corp.	358	211,220
Boeing Co.	1,145	403,223
Bryn Mawr Bank Corp.	3,579	168,034
Carter’s, Inc.	815	88,843
Chemed Corp.	1,987	647,762
Chevron Corp.	8,209	1,020,379
Children’s Place, Inc. (1)	1,081	139,179

Consolidated Edison, Inc.	10,864	833,595
CVS Health Corp.	3,321	210,518
Darden Restaurants, Inc.	4,274	373,590
Discover Financial Services	10,813	798,648
Eli Lilly & Co.	2,934	249,507
Essex Property Trust, Inc.	1,943	464,435
Exelon Corp.	4,209	174,211
Fiserv, Inc. (2)	3,951	286,843
Foot Locker, Inc.	1,744	94,124
Forrester Research, Inc.	2,074	87,627
Getty Realty Corp.	6,093	159,088
Harris Corp.	3,461	520,777
Huntington Ingalls Industries, Inc.	1,090	240,966
ICU Medical, Inc. (2)	1,321	384,477
Invacare Corp. (1)	8,278	136,587
Jack Henry & Associates, Inc.	1,851	231,486
Kroger Co.	8,247	200,650
Lockheed Martin Corp.	1,084	340,961
Masimo Corp. (2)	1,851	183,342
Merck & Co., Inc.	14,171	843,600
Meridian Bancorp, Inc.	18,434	360,385
PepsiCo, Inc.	6,330	634,583
Pfizer, Inc.	26,499	952,109
Pinnacle West Capital Corp.	1,145	91,153
Portland General Electric Co.	15,559	663,747
Progressive Corp.	2,610	162,055
Prudential Financial, Inc.	4,615	446,917
Safety Insurance Group, Inc.	3,496	300,656
Spirit AeroSystems Holdings, Inc., Class A	2,016	170,775
Sysco Corp.	11,805	767,679
U.S. Physical Therapy, Inc.	2,082	194,355
Unum Group	8,609	334,115
USANA Health Sciences, Inc. (2)	3,812	446,004
Valero Energy Corp.	2,881	349,177
Wal-Mart, Inc.	7,285	601,304
WellCare Health Plans, Inc. (2)	932	206,596
Williams Cos., Inc.	7,161	192,344

		19,194,801

Total Common Stocks (identified cost $44,158,637)		50,367,673

Common Stock Units - 0.3%

Mexico - 0.3%
Megacable Holdings SAB de C.V.,	40,300	172,255

Total Common Stock Units (identified cost $169,581)		172,255

Short-Term Investments - 4.3%

Collateral Investment for Securities on Loan - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720% (3)	1,511,868	1,511,868

Mutual Funds - 1.4%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	704,013	704,084

Total Short-Term Investments (identified cost $2,215,805)		2,215,952

Total Investments - 102.3% (identified cost $46,544,023)		52,755,880
Other Assets and Liabilities - (2.3)%		(1,192,745)

Total Net Assets - 100.0%		$51,563,135

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$1,435,736	2.8%
Airlines	247,686	0.5
Apparel	226,874	0.5
Auto Parts & Equipment	107,895	0.2
Banks	5,311,793	10.3
Beverages	1,307,729	2.5
Chemicals	152,863	0.3
Commercial Services	814,729	1.6
Computers	1,018,241	2.0
Diversified Financial Services	1,312,039	2.5
Electric	7,652,370	14.8
Electronics	281,841	0.6
Engineering & Construction	488,586	1.0
Food	3,534,658	6.9
Healthcare-Products	1,999,840	3.6
Healthcare-Services	2,313,458	4.6
Holding Companies-Diversified	200,820	0.4
Insurance	3,121,284	6.0
Lodging	328,298	0.6
Media	935,257	1.8
Mining	123,908	0.3
Oil & Gas	1,369,556	2.7
Pharmaceuticals	4,936,818	9.6
Pipelines	192,344	0.4
Real Estate	796,993	1.5
Real Estate Investment Trusts	2,726,875	5.2
Retail	2,397,266	4.7
Savings & Loans	360,385	0.7
Shipbuilding	240,966	0.5
Software	518,329	1.0
Telecommunications	3,591,761	7.0
Transportation	320,475	0.6

Total Common Stocks	50,367,673	97.7
Common Stock Units	172,255	0.3
Mutual Funds	704,084	1.4
Collateral Investment for Securities on Loan	1,511,868	2.9

Total Investments	52,755,880	102.3
Other Assets and Liabilities	(1,192,745)	(2.3)

Net Assets	$51,563,135	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 95.5%

Australia - 7.9%
CSL, Ltd.	1,692	$236,985
Evolution Mining, Ltd.	348,267	855,009
Fortescue Metals Group, Ltd. (1)	399,286	1,411,628
Qantas Airways, Ltd.	215,222	1,030,875
Rio Tinto PLC	15,829	892,505
St. Barbara, Ltd.	136,321	491,332
Whitehaven Coal, Ltd.	177,669	703,446
Woodside Petroleum, Ltd.	18,063	441,374

		6,063,154
Belgium - 0.1%
bpost SA	5,854	103,439
Cayman Islands - 0.3%
WH Group, Ltd. (5)	185,500	190,066
Denmark - 3.4%
Danske Bank A/S	15,837	526,276
Novo Nordisk A/S, Class B	36,927	1,756,276
Topdanmark A/S	7,817	350,870

		2,633,422
Finland - 2.6%
UPM-Kymmene OYJ	54,419	1,998,469
France - 10.8%
Arkema SA	7,633	935,493
Bouygues SA (1)	4,099	189,489
Capgemini SE	1,914	253,656
CNP Assurances	19,332	451,884
Credit Agricole SA	45,937	633,363
Eiffage SA	2,632	296,229
Peugeot SA	80,675	1,888,924
Sanofi	19,051	1,461,491
Societe Generale SA (1)	20,621	892,180
TOTAL SA	3,280	199,339
Vinci SA	10,700	1,045,341

		8,247,389
Germany - 7.0%
Allianz SE	9,409	1,941,379
Bayer AG	4,365	519,466
Covestro AG (5)	8,182	746,193
Deutsche Lufthansa AG	19,598	532,961
Fresenius Medical Care AG & Co. KGaA	1,936	193,405
Fresenius SE & Co. KGaA	12,636	971,749
Merck KGaA	2,839	289,970
Talanx AG (2)	4,749	183,174

		5,378,297
Hong Kong - 7.3%
BOC Hong Kong Holdings, Ltd.	193,000	965,872
CK Asset Holdings, Ltd.	186,000	1,551,012
Galaxy Entertainment Group, Ltd.	121,000	1,062,481
Hang Seng Bank, Ltd.	39,600	989,584
Sands China, Ltd.	164,000	975,620

		5,544,569

Ireland - 2.0%
Seagate Technology PLC	27,598	1,555,147
Italy - 1.6%
ASTM SpA	11,517	268,297
Atlantia SpA	6,880	199,163
Enel SpA	67,786	372,274
Societa Iniziative Autostradali e Servizi SpA	23,936	390,760

		1,230,494
Japan - 23.0%
Aoyama Trading Co., Ltd.	9,100	322,257
Asahi Glass Co., Ltd.	12,100	493,897
Bridgestone Corp.	5,200	207,798
Chubu Electric Power Co., Inc.	39,400	609,425
Daiwa Securities Group, Inc.	254,000	1,469,429
Foster Electric Co., Ltd.	10,700	163,196
Fujikura, Ltd.	51,900	351,467
Fujitsu, Ltd.	57,000	347,836
Hitachi, Ltd.	227,000	1,653,785
Honda Motor Co., Ltd.	46,500	1,477,734
JVC Kenwood Corp.	84,700	279,778
Kansai Electric Power Co., Inc.	53,300	763,444
Kirin Holdings Co., Ltd.	68,500	1,938,663
Konica Minolta, Inc.	81,900	744,102
Maxell Holdings, Ltd.	10,300	168,768
Mitsubishi Chemical Holdings Corp.	98,900	911,675
Mitsubishi UFJ Financial Group, Inc.	21,000	125,476
NEC Corp.	6,400	180,024
Nippon Telegraph & Telephone Corp.	39,200	1,835,645
Nishimatsu Construction Co., Ltd.	25,400	730,683
Nisshinbo Holdings, Inc.	42,100	508,212
ORIX Corp.	88,900	1,486,002
Sumitomo Electric Industries, Ltd.	10,900	163,553
Toho Holdings Co., Ltd. (1)	6,300	154,374
Toppan Printing Co., Ltd.	60,000	488,012

		17,575,235
Jersey - 3.7%
Aptiv PLC	15,103	1,472,542
Delphi Technologies PLC	4,327	216,783
Wizz Air Holdings PLC (2)(5)	25,514	1,151,185

		2,840,510
Luxembourg - 0.5%
Ternium SA, ADR	10,883	388,741
Netherlands - 4.1%
ABN AMRO Group NV (1)(5)	50,648	1,317,219
AerCap Holdings NV (2)	9,129	504,925
Fiat Chrysler Automobiles NV	48,222	1,092,726
Koninklijke Ahold Delhaize NV	8,441	194,160

		3,109,030
New Zealand - 0.2%
Air New Zealand, Ltd.	74,056	162,074
Norway - 2.7%
Austevoll Seafood ASA	40,027	479,782
Equinor ASA	16,655	437,234
Marine Harvest ASA	9,929	198,715
Salmar ASA	22,165	965,781

		2,081,512

Portugal - 0.2%
Mota-Engil SGPS SA	40,935	155,883
Singapore - 1.2%
DBS Group Holdings, Ltd.	24,200	510,457
SATS, Ltd.	46,300	177,982
United Overseas Bank, Ltd.	9,900	207,224

		895,663
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	36,861	251,643
Ence Energia y Celulosa SA	83,978	659,681
Repsol SA	16,736	318,361

		1,229,685
Sweden - 0.5%
Boliden AB	6,027	212,581
Skandinaviska Enskilda Banken AB, Class A	15,454	139,317

		351,898
Switzerland - 5.1%
Novartis AG	2,451	181,849
Roche Holding AG	10,381	2,226,543
TE Connectivity, Ltd.	12,887	1,199,522
Zurich Insurance Group AG	1,049	311,554

		3,919,468
United Kingdom - 9.7%
Berkeley Group Holdings PLC	14,876	839,784
GlaxoSmithKline PLC	89,916	1,821,681
Imperial Brands PLC	29,714	1,070,677
International Consolidated Airlines Group SA	24,335	219,706
Jupiter Fund Management PLC	28,573	172,149
Legal & General Group PLC	455,341	1,633,558
Persimmon PLC	19,786	745,023
QinetiQ Group PLC	98,648	346,125
Royal Mail PLC	83,373	564,165

		7,412,868

Total Common Stocks (identified cost $64,217,044)		73,067,013

Exchange Traded Funds - 1.7%

United States - 1.7%
iShares Core MSCI EAFE	20,000	1,312,600

Total Exchange Traded Funds (identified cost $1,306,632)		1,312,600

Short-Term Investments - 7.0%

Collateral Investment for Securities on Loan - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720% (3)	4,092,984	4,092,984

Mutual Funds - 1.7%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	1,310,712	1,310,843

Total Short-Term Investments (identified cost $5,403,689)		5,403,827

Total Investments - 104.2% (identified cost $70,927,365)		79,783,440
Other Assets and Liabilities - (4.2)%		(3,241,641)

Total Net Assets - 100.0%		$76,541,799

Disciplined International Equity Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$1,070,677	1.4%
Airlines	3,096,801	4.1
Auto Manufacturers	4,459,384	5.8
Auto Parts & Equipment	2,060,676	2.7
Banks	6,558,611	8.7
Beverages	1,938,663	2.5
Biotechnology	236,985	0.3
Building Materials	493,897	0.6
Chemicals	2,593,361	3.4
Coal	703,446	0.9
Commercial Services	1,692,357	2.2
Computers	2,336,663	3.0
Diversified Financial Services	3,127,580	4.0
Electric	1,745,143	2.3
Electrical Components & Equipment	351,467	0.5
Electronics	1,199,522	1.6
Engineering & Construction	2,595,607	3.4
Food	2,028,504	2.6
Forest Products & Paper	2,658,150	3.5
Healthcare-Services	1,165,154	1.5
Home Builders	1,584,807	2.1
Home Furnishings	611,742	0.8
Insurance	4,872,419	6.3
Iron/Steel	1,800,369	2.3
Lodging	2,038,101	2.7
Machinery-Construction & Mining	1,653,785	2.2
Mining	2,451,427	3.2
Office/Business Equipment	744,102	1.0
Oil & Gas	1,396,308	1.9
Pharmaceuticals	8,411,650	11.0
Real Estate	1,551,012	2.0
Retail	322,257	0.4
Telecommunications	2,343,857	3.1
Transportation	667,604	0.8
Trucking & Leasing	504,925	0.7

Total Common Stocks	73,067,013	95.5
Exchange Traded Funds	1,312,600	1.7
Mutual Funds	1,310,843	1.7
Collateral Investment for Securities on Loan	4,092,984	5.3

Total Investments	79,783,440	104.2
Other Assets and Liabilities	(3,241,641)	(4.2)

Net Assets	$76,541,799	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 93.7%

Australia - 10.9%
Brambles, Ltd.	2,217,386	$15,112,908
Computershare, Ltd.	884,204	11,563,094
Newcrest Mining, Ltd.	349,929	5,476,789
QBE Insurance Group, Ltd.	1,213,200	8,675,851
Rio Tinto, Ltd.	113,387	7,091,665
Woodside Petroleum, Ltd.	508,509	12,425,536
Woolworths Group, Ltd.	712,940	15,310,592

		75,656,435
Finland - 2.3%
Kone OYJ, Class B	173,172	8,585,069
Sampo OYJ, A Shares	152,489	7,488,902

		16,073,971
France - 8.6%
Air Liquide SA (1)	96,647	11,883,635
Bureau Veritas SA	332,331	8,228,773
Legrand SA (1)	110,951	8,357,682
Rubis SCA	92,245	6,497,369
Sanofi	170,083	13,047,859
TOTAL SA	190,236	11,561,448

		59,576,766
Germany - 5.1%
Brenntag AG	201,372	11,622,124
Deutsche Post AG	189,282	7,186,542
GEA Group AG	149,643	5,512,750
SAP SE	98,368	11,081,763

		35,403,179
Hong Kong - 3.8%
AIA Group, Ltd.	768,400	7,011,610
China Mobile, Ltd.	1,000,000	8,964,618
Power Assets Holdings, Ltd.	754,500	5,237,104
VTech Holdings, Ltd.	429,100	5,234,507

		26,447,839
Israel - 1.5%
Bezeq - The Israeli Telecommunication Corp., Ltd.	8,198,023	10,025,522
Japan - 10.2%
ABC-Mart, Inc.	122,100	7,499,330
Japan Tobacco, Inc.	589,468	15,887,460
KDDI Corp.	483,800	13,060,433
Mitsubishi Electric Corp.	575,000	8,129,736
Nihon Kohden Corp.	386,700	10,713,059
Sumitomo Rubber Industries, Ltd. (1)	592,400	9,899,477
Toyota Tsusho Corp.	162,800	5,600,269

		70,789,764
Malaysia - 2.6%
Axiata Group Bhd	7,994,374	8,665,016
Malayan Banking Bhd	3,938,782	9,520,542

		18,185,558

Netherlands - 5.0%
Koninklijke Vopak NV (1)	209,062	10,242,592
RELX NV	485,962	10,632,376
Unilever NV (1)	252,792	14,085,388

		34,960,356
Norway - 1.9%
Telenor ASA	628,559	12,945,340
Singapore - 5.0%
ComfortDelGro Corp., Ltd.	5,864,500	10,751,670
Singapore Technologies Engineering, Ltd.	3,496,400	9,056,367
Singapore Telecommunications, Ltd.	2,690,000	6,575,048
United Overseas Bank, Ltd.	396,702	8,303,645

		34,686,730
Sweden - 5.2%
Assa Abloy AB, Class B	548,121	11,792,188
Atlas Copco AB (2)	256,023	232,215
Atlas Copco AB, A Shares	256,023	10,132,921
Essity AB, Class B	549,610	13,935,121

		36,092,445
Switzerland - 12.9%
Givaudan SA	2,031	4,515,372
Nestle SA	292,985	22,082,382
Novartis AG	239,844	17,794,900
Panalpina Welttransport Holding AG (1)	37,357	4,624,756
Roche Holding AG	100,183	21,487,506
Schindler Holding AG	20,466	4,332,641
SGS SA	1,834	4,752,777
Zurich Insurance Group AG	32,775	9,734,208

		89,324,542
Taiwan - 3.9%
Advantech Co., Ltd.	735,118	4,964,837
Chunghwa Telecom Co., Ltd.	2,740,000	9,963,690
Merida Industry Co., Ltd.	630,000	2,689,295
Taiwan Semiconductor Manufacturing Co., Ltd.	1,249,000	9,319,688

		26,937,510
United Kingdom - 14.8%
BP PLC	811,744	6,220,780
British American Tobacco PLC	218,218	11,225,657
GlaxoSmithKline PLC	578,475	11,719,793
Imperial Brands PLC	180,170	6,492,021
Legal & General Group PLC	2,892,375	10,376,537
National Grid PLC	1,154,904	12,766,660
Reckitt Benckiser Group PLC	110,385	8,454,964
Royal Dutch Shell PLC, A Shares	321,985	11,202,927
Royal Dutch Shell PLC, B Shares	194,541	6,925,380
SSE PLC	482,557	8,772,902
Vodafone Group PLC	3,290,653	8,419,000

		102,576,621

Total Common Stocks (identified cost $595,114,615)		649,682,578

Preferred Stocks - 1.8%

Germany - 1.8%
Fuchs Petrolub SE	229,876	12,058,227

Total Preferred Stocks (identified cost $9,131,682)		12,058,227

Short-Term Investments - 8.6%

Collateral Investment for Securities on Loan - 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720% (3)	38,224,333	38,224,333

Mutual Funds - 3.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	21,810,490	21,812,671

Total Short-Term Investments (identified cost $60,033,126)		60,037,004

Total Investments - 104.1% (identified cost $664,279,423)		721,777,809
Other Assets and Liabilities - (4.1)%		(28,649,634)

Total Net Assets - 100.0%		$693,128,175

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$33,605,138	4.8%
Auto Parts & Equipment	9,899,477	1.4
Banks	17,824,187	2.6
Chemicals	28,021,131	4.0
Commercial Services	38,726,834	5.6
Computers	16,527,931	2.4
Cosmetics/Personal Care	28,020,509	4.0
Distribution/Wholesale	5,600,269	0.8
Electric	14,010,006	2.1
Electrical Components & Equipment	8,357,682	1.2
Electronics	11,792,188	1.7
Engineering & Construction	9,056,367	1.3
Food	37,392,974	5.4
Gas	19,264,029	2.8
Hand/Machine Tools	4,332,641	0.6
Healthcare-Products	10,713,059	1.5
Household Products/Wares	8,454,964	1.2
Insurance	43,287,108	6.2
Leisure Time	2,689,295	0.4
Machinery-Construction & Mining	18,494,872	2.7
Machinery-Diversified	14,097,819	2.0
Mining	12,568,454	1.8
Oil & Gas	48,336,071	7.0
Pharmaceuticals	64,050,058	9.3
Pipelines	10,242,592	1.5
Retail	7,499,330	1.1
Semiconductors	9,319,688	1.4
Software	11,081,763	1.6
Telecommunications	83,853,174	12.0
Transportation	22,562,968	3.3

Total Common Stocks	649,682,578	93.7
Preferred Stocks	12,058,227	1.8
Mutual Funds	21,812,671	3.1
Collateral Investment for Securities on Loan	38,224,333	5.5

Total Investments	721,777,809	104.1
Other Assets and Liabilities	(28,649,634)	(4.1)

Net Assets	$693,128,175	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 91.3%

Brazil - 1.2%
Raia Drogasil SA	154,800	$2,581,142
Chile - 1.3%
Aguas Andinas SA, Class A	4,782,906	2,823,027
China - 10.2%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	464,000	5,441,373
Tingyi Cayman Islands Holding Corp.	2,496,000	5,579,392
Yum China Holdings, Inc.	271,393	10,665,745

		21,686,510
Egypt - 4.1%
Commercial International Bank Egypt SAE, GDR	997,824	4,673,767
Eastern Tobacco	419,038	4,099,331

		8,773,098
Hong Kong - 11.1%
AIA Group, Ltd.	709,800	6,476,888
Dairy Farm International Holdings, Ltd.	747,471	6,400,612
Sands China, Ltd.	1,792,800	10,665,194

		23,542,694
India - 19.5%
Colgate-Palmolive India, Ltd.	186,204	3,494,827
Emami, Ltd.	284,024	4,386,338
HDFC Bank, Ltd.	211,839	6,674,689
Housing Development Finance Corp., Ltd.	109,279	2,955,643
ICICI Bank, Ltd.	1,281,438	5,426,878
ITC, Ltd.	1,984,151	7,918,572
Nestle India, Ltd.	24,339	3,490,302
Yes Bank, Ltd.	1,401,864	7,170,414

		41,517,663
Indonesia - 8.3%
Bank Mandiri Persero Tbk PT	21,674,808	10,959,122
Bank Rakyat Indonesia Persero Tbk PT	20,225,200	4,470,404
Kalbe Farma Tbk PT	21,708,900	2,136,672

		17,566,198
Malaysia - 3.7%
British American Tobacco Malaysia Bhd	748,600	6,075,686
Public Bank Bhd	316,600	1,894,947

		7,970,633
Mexico - 6.5%
Bolsa Mexicana de Valores SAB de C.V.	1,855,577	3,014,377
Grupo Herdez SAB de C.V. (1)	635,817	1,256,036
Wal-Mart de Mexico SAB de C.V.	3,760,410	9,470,479

		13,740,892
Nigeria - 0.8%
Guaranty Trust Bank PLC	15,198,387	1,706,489
Peru - 1.4%
Credicorp, Ltd.	13,299	2,944,665
Philippines - 3.0%
Universal Robina Corp.	2,597,530	6,325,234

Russia - 4.6%
Magnit PJSC, GDR	486,030	9,774,689
South Africa - 6.4%
Clicks Group, Ltd.	276,219	4,402,394
Famous Brands, Ltd. (1)(2)	305,889	2,645,311
Mr Price Group, Ltd.	335,550	6,610,762

		13,658,467
Taiwan - 3.0%
President Chain Store Corp.	619,000	6,337,144
Thailand - 0.9%
Kasikornbank PCL	333,469	1,996,227
Turkey - 1.3%
BIM Birlesik Magazalar AS	185,214	2,831,934
United States - 2.0%
Western Union Co. (1)	211,481	4,206,357
Vietnam - 2.0%
Vietnam Dairy Products JSC	577,243	4,151,505

Total Common Stocks (identified cost $159,880,381)		194,134,568

Common Stock Units - 2.2%

Mexico - 2.2%
Fomento Economico Mexicano SAB de C.V.,	557,300	4,637,589

Total Common Stock Units (identified cost $4,808,402)		4,637,589

Short-Term Investments - 7.1%

Collateral Investment for Securities on Loan - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720% (3)	6,332,683	6,332,683

Mutual Funds - 4.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	8,810,735	8,811,616

Total Short-Term Investments (identified cost $15,142,405)		15,144,299

Total Investments - 100.6% (identified cost $179,831,188)		213,916,456
Other Assets and Liabilities - (0.6)%		(1,293,230)

Total Net Assets - 100.0%		$212,623,226

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$18,093,589	8.5%
Banks	47,917,602	22.6
Commercial Services	4,206,357	2.0
Cosmetics/Personal Care	3,494,827	1.6
Diversified Financial Services	5,970,020	2.8
Food	45,251,077	21.3
Insurance	6,476,888	3.0
Lodging	10,665,194	5.0
Pharmaceuticals	6,523,010	3.1
Retail	42,712,977	20.1
Water	2,823,027	1.3

Total Common Stocks	194,134,568	91.3
Common Stock Units	4,637,589	2.2
Mutual Funds	8,811,616	4.1
Collateral Investment for Securities on Loan	6,332,683	3.0

Total Investments	213,916,456	100.6
Other Assets and Liabilities	(1,293,230)	(0.6)

Net Assets	$212,623,226	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares, Contracts, Principal Amount, or Units	Value
Common Stocks Purchased Long - 69.9%

Australia - 0.2%
Regis Resources, Ltd.	49,962	$178,314
Bermuda - 1.1%
Argo Group International Holdings, Ltd.	3,833	232,855
Essent Group, Ltd. (2)	5,782	198,322
IHS Markit, Ltd. (2)	7,516	370,388
Travelport Worldwide, Ltd.	3,205	56,216

		857,781
Canada - 3.2%
Air Canada (2)	1,885	33,394
Allied Properties Real Estate Investment Trust (6)	11,329	371,430
BlackBerry, Ltd. (2)	30,511	360,945
Canfor Corp. (2)(6)	14,588	365,319
Cascades, Inc.	3,388	32,636
Celestica, Inc. (2)	6,042	72,741
Cogeco Communications, Inc.	1,603	84,131
Cogeco, Inc.	730	36,736
Cott Corp.	26,205	413,515
George Weston, Ltd. (6)	3,525	286,138
Interfor Corp. (2)	6,869	136,628
InterRent Real Estate Investment Trust	11,541	95,240
Premier Gold Mines, Ltd. (2)	9,774	20,353
Transcontinental, Inc., Class A	3,436	77,433

		2,386,639
Cayman Islands - 0.1%
China Dongxiang Group Co., Ltd.	320,000	60,653
China - 0.4%
Agricultural Bank of China, Ltd., Class H	97,000	49,836
China Machinery Engineering Corp., Class H	110,000	60,687
Yum China Holdings, Inc.	5,712	224,482

		335,005
Denmark - 0.1%
Novo Nordisk A/S, Class B	1,311	62,352
France - 0.3%
Boiron SA	797	65,160
Peugeot SA	4,376	102,460
Sanofi	713	54,698

		222,318
Germany - 0.4%
Gerresheimer AG	3,688	287,523
Hamburger Hafen und Logistik AG	1,083	26,377

		313,900
Indonesia - 0.1%
Indo Tambangraya Megah Tbk PT	23,600	43,836
Ireland - 2.0%
Allergan PLC (6)	8,989	1,355,541
Seagate Technology PLC	2,051	115,574

		1,471,115

Italy - 0.2%
Amplifon SpA	1,037	18,851
ASTM SpA	1,789	41,676
Societa Iniziative Autostradali e Servizi SpA	3,879	63,325

		123,852
Japan - 2.2%
Fujibo Holdings, Inc.	1,600	58,326
Heiwado Co., Ltd.	9,600	231,905
Kato Sangyo Co., Ltd.	1,400	48,595
Keihin Corp.	6,400	124,114
Mitsui Sugar Co., Ltd.	2,200	73,667
Nippon Road Co., Ltd.	1,200	63,226
Nippon Telegraph & Telephone Corp. (6)	7,500	351,208
Nissan Motor Co., Ltd.	14,000	138,638
Okinawa Electric Power Co., Inc.	6,250	142,338
Press Kogyo Co., Ltd.	11,900	65,285
Shimachu Co., Ltd.	4,500	138,945
Wakita & Co., Ltd.	5,900	63,795
Warabeya Nichiyo Holdings Co., Ltd.	4,600	116,013
Yorozu Corp.	2,600	42,418

		1,658,473
Jersey - 0.1%
Wizz Air Holdings PLC (2)(5)	1,720	77,606
Luxembourg - 0.5%
Ternium SA, ADR	4,826	172,385
Trinseo SA	3,177	229,697

		402,082
Netherlands - 0.4%
BE Semiconductor Industries NV (6)	9,275	310,888
New Zealand - 0.3%
Air New Zealand, Ltd.	86,907	190,199
New Zealand Refining Co., Ltd.	32,607	56,350

		246,549
Norway - 0.4%
Austevoll Seafood ASA	7,601	91,109
Leroy Seafood Group ASA	27,711	183,457

		274,566
Panama - 0.2%
Copa Holdings SA, Class A	1,013	112,240
Poland - 0.1%
Asseco Poland SA	7,670	95,192
South Korea - 0.4%
Samsung Electronics Co., Ltd.	6,161	289,204
Sweden - 0.1%
Mycronic AB	7,389	81,752
Switzerland - 0.1%
Roche Holding AG	210	45,041
Taiwan - 0.1%
HannStar Display Corp.	216,000	66,966
United Kingdom - 1.4%
Debenhams PLC	101,623	29,053
DFS Furniture PLC	10,142	32,231
Greggs PLC	5,714	80,177
Imperial Brands PLC	4,002	144,203
Legal & General Group PLC	106,313	381,403
QinetiQ Group PLC	29,769	104,450
Reach PLC	19,205	20,073
SThree PLC	8,093	34,536
WH Smith PLC	8,232	212,118

		1,038,244

United States - 55.5%
AbbVie, Inc.	1,155	114,276
Aerojet Rocketdyne Holdings, Inc. (2)	9,288	268,795
Air Products & Chemicals, Inc.	2,665	430,158
Albemarle Corp.	2,185	204,232
Alexion Pharmaceuticals, Inc. (2)	3,064	355,822
Allegheny Technologies, Inc. (2)	10,954	312,408
American International Group, Inc. (6)	9,070	478,805
Amkor Technology, Inc. (2)	8,856	80,590
ArcBest Corp. (6)	11,965	567,739
Armstrong World Industries, Inc. (2)(6)	8,391	508,495
Associated Banc-Corp	15,358	423,881
AutoZone, Inc. (2)	619	401,929
Best Buy Co., Inc.	3,010	205,432
Boeing Co.	169	59,515
Boston Properties, Inc. (6)	2,607	317,454
Brinker International, Inc.	2,250	98,392
Broadcom, Inc. (6)	2,439	614,799
Chemours Co. (6)	9,951	487,499
Clean Harbors, Inc. (2)	7,370	390,610
Conduent, Inc. (2)	12,620	242,935
Cooper-Standard Holdings, Inc. (2)	1,413	175,495
Corepoint Lodging, Inc.	16,847	469,863
CSX Corp. (6)	11,945	772,244
Cutera, Inc. (2)	3,018	126,756
Danaher Corp.	5,100	506,328
DCP Midstream L.P.	4,872	204,186
Discover Financial Services	3,010	222,319
Dover Corp.	5,005	386,436
DowDuPont, Inc. (6)	10,610	680,207
DXC Technology Co. (6)	12,800	1,179,008
Eagle Pharmaceuticals, Inc. (2)	2,498	168,390
Edgewell Personal Care Co. (2)	7,840	342,765
EMCOR Group, Inc.	2,619	198,861
Emergent BioSolutions, Inc. (2)(6)	7,616	392,681
Employers Holdings, Inc.	2,597	102,841
Ennis, Inc.	4,714	86,030
Enova International, Inc. (2)	1,063	35,717
EQT Corp.	10,335	532,666
Equinix, Inc. (6)	763	302,797
Extreme Networks, Inc. (2)	27,535	237,076
F5 Networks, Inc. (2)	623	107,848
FedEx Corp.	1,955	487,030
FLIR Systems, Inc.	8,769	472,649
Freeport-McMoRan, Inc.	18,510	312,819
Halozyme Therapeutics, Inc. (2)(6)	23,948	440,643
Hancock Whitney Corp.	7,440	373,860
HD Supply Holdings, Inc. (2)(6)	14,979	610,095
Highwoods Properties, Inc.	2,619	125,267
Home Bancorp, Inc.	1,556	68,495
HP, Inc.	13,510	297,625
Humana, Inc. (6)	2,615	760,913
Huntington Ingalls Industries, Inc.	1,253	277,001
Huntsman Corp.	10,738	343,294
Inogen, Inc. (2)	1,467	268,006
Integer Holdings Corp. (2)	2,671	176,286
Intercontinental Exchange, Inc.	3,631	257,402
International Paper Co.	7,897	422,489
Intersect ENT, Inc. (2)	1,008	42,991
Kraton Corp. (2)	2,961	143,668
Lantheus Holdings, Inc. (2)	4,601	64,414
Lear Corp. (6)	2,327	460,746
LeMaitre Vascular, Inc.	3,065	104,455
Magellan Health, Inc. (2)	1,382	126,384
Marathon Petroleum Corp. (6)	7,095	560,718

Marlin Business Services Corp.	2,851	83,677
Martin Marietta Materials, Inc. (6)	3,547	790,520
Masco Corp. (6)	12,960	483,019
Masimo Corp. (2)(6)	3,967	392,931
MBIA, Inc. (2)	10,035	82,086
Medicines Co. (2)	6,314	213,792
Merit Medical Systems, Inc. (2)(6)	7,168	367,718
MGM Resorts International	7,519	236,473
Microsoft Corp. (6)	9,630	951,829
Murphy USA, Inc. (2)	3,059	204,219
Myriad Genetics, Inc. (2)	2,341	85,470
Natus Medical, Inc. (2)	2,238	82,582
Olin Corp.	10,308	333,258
ON Semiconductor Corp. (2)(6)	16,556	416,052
OraSure Technologies, Inc. (2)	8,419	143,207
Orthofix International NV (2)	670	36,615
Owens Corning	6,041	381,912
Owens-Illinois, Inc. (2)	7,490	139,314
PennyMac Financial Services, Inc., Class A (2)	5,283	106,188
PG&E Corp.	4,778	207,031
Philip Morris International, Inc. (6)	6,960	553,598
PNM Resources, Inc.	6,435	257,078
Portland General Electric Co. (6)	7,157	305,318
PVH Corp. (6)	3,210	513,600
Rogers Corp. (2)	1,155	131,624
Rush Enterprises, Inc., Class A (2)	3,580	154,047
S&P Global, Inc.	1,758	347,205
SBA Communications Corp. (2)(6)	3,912	618,370
Selective Insurance Group, Inc.	4,752	270,151
Southwest Airlines Co.	1,274	65,076
Steel Dynamics, Inc.	1,327	65,594
Stifel Financial Corp. (6)	5,855	344,274
Supernus Pharmaceuticals, Inc. (2)	3,860	217,511
Surmodics, Inc. (2)	1,205	62,419
Sykes Enterprises, Inc. (2)	4,290	120,763
Sysco Corp.	2,940	191,188
Tiffany & Co. (6)	8,907	1,164,857
TriCo Bancshares	6,376	248,154
TriNet Group, Inc. (2)(6)	12,120	650,117
Tyson Foods, Inc., Class A	5,951	401,514
United Rentals, Inc. (2)(6)	2,645	422,063
United Technologies Corp. (6)	4,685	584,782
Univar, Inc. (2)(6)	15,919	434,111
Unum Group	5,711	221,644
Vail Resorts, Inc.	1,985	477,968
Versum Materials, Inc.	6,878	274,914
Vishay Intertechnology, Inc.	11,378	241,214
Vishay Precision Group, Inc. (2)	1,524	57,226
Visteon Corp. (2)(6)	3,587	448,231
Voya Financial, Inc.	7,549	392,095
Warrior Met Coal, Inc.	10,436	283,546
Wells Fargo & Co.	10,143	547,621
Western Digital Corp. (6)	10,721	895,311
Whirlpool Corp.	1,084	156,909
Whiting Petroleum Corp. (2)	3,627	190,127
WR Grace & Co.	12,935	926,017
Wyndham Worldwide Corp. (6)	5,812	630,253
Wyndham Worldwide Corp. (2)(7)	483	23,691
Zayo Group Holdings, Inc. (2)	11,700	407,160
Zimmer Biomet Holdings, Inc. (6)	5,410	603,269

		41,630,033

Total Common Stocks Purchased Long (identified cost $49,691,679)		52,384,601

Corporate Bonds & Notes Purchased Long - 0.0%

United States - 0.0%
Midway Games C.V., 10.000% 6/1/2020 (5)	$72,000	0

Total Corporate Bonds & Notes Purchased Long (identified cost $0)		0

Limited Partnership Units Purchased Long - 0.1%

United States - 0.1%
KKR & Co. LP	3,619	80,450

Total Limited Partnership Units Purchased Long (identified cost $79,889)		80,450

Municipals Purchased Long - 0.7%

Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
5.500%, 8/1/2042 (8)	55,000	17,600
6.000%, 8/1/2042 (8)	172,000	55,040
6.375%, 8/1/2039 (8)	412,000	131,840
5.000%, 8/1/2043 (8)	38,000	12,160
5.250%, 8/1/2041 (8)	987,000	315,840

Total Municipals Purchased Long (identified cost $314,553)		532,480

Purchased Call Options - 0.1%

United States - 0.1%
Intercontinental Exchange, Inc., Exercise Price: $55.00, Notional: $55,000, 1/18/2019 (2)	10	16,950
iShares Silver Trust, Exercise Price: $13.00, Notional: $208,000, 1/18/2019 (2)	160	46,880
MBIA, Inc., Exercise Price: $5.00, Notional: $76,500, 1/18/2019 (2)	153	50,108
T-Mobile US, Inc., Exercise Price: $67.50, Notional: $60,750, 6/15/2018 (2)	9	18

Total Purchased Call Options (identified cost $151,721)		113,956

Short-Term Investments - 32.3%

Mutual Funds - 32.3%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	24,185,481	24,187,900

Total Short-Term Investments (identified cost $24,182,286)		24,187,900

Total Investments - 103.1% (identified cost $74,420,128)		77,299,387
Other Assets and Liabilities - 22.5%		16,881,642
Securities Sold Short and Written Options (see summary below) - (25.6)%		(19,233,103)

Total Net Assets - 100.0%		$74,947,926

Securities Sold Short & Written Options - (25.6)%

Common Stocks Sold Short - (23.8)%

Australia - (0.1)%
Nanosonics, Ltd. (2)	(21,517)	$(43,057)
Canada - (0.8)%
Alimentation Couche-Tard, Inc., Class B	(4,800)	(200,426)
National Bank of Canada	(7,940)	(379,792)

		(580,218)

Denmark - (0.3)%
Vestas Wind Systems AS	(3,470)	(227,719)
Finland - (0.0)%
Caverion OYJ (2)	(4,196)	(35,223)
France - (0.2)%
Publicis Groupe SA	(1,960)	(136,930)
Germany - (0.3)%
GRENKE AG	(345)	(38,976)
Zalando SE (2)(5)	(3,820)	(203,576)

		(242,552)
Japan - (3.3)%
ABC-Mart, Inc.	(800)	(49,136)
Acom Co., Ltd.	(10,500)	(43,933)
Ain Holdings, Inc.	(500)	(35,360)
Asahi Holdings, Inc.	(5,400)	(98,963)
Don Quijote Holdings Co., Ltd.	(1,800)	(95,529)
Fuji Seal International, Inc.	(3,300)	(128,988)
Hoshizaki Corp.	(2,000)	(200,141)
Kose Corp.	(800)	(173,400)
Kura Corp.	(1,000)	(75,600)
LIFULL Co., Ltd.	(8,700)	(61,892)
M3, Inc.	(2,600)	(108,330)
MISUMI Group, Inc.	(6,400)	(184,303)
Nihon M&A Center, Inc.	(2,600)	(85,047)
Nippon Paint Holdings Co., Ltd.	(4,900)	(204,192)
Nitori Holdings Co., Ltd.	(1,300)	(222,947)
Park24 Co., Ltd.	(7,500)	(202,217)
Prestige International, Inc.	(6,800)	(98,668)
Shimano, Inc.	(1,300)	(183,424)
SMS Co., Ltd.	(5,100)	(190,711)

		(2,442,781)
Netherlands - (0.2)%
Philips Lighting N.V. (5)	(6,095)	(174,416)
New Zealand - (0.1)%
Xero, Ltd. (2)	(3,212)	(99,024)
Norway - (0.3)%
Nordic Semiconductor ASA (2)	(7,995)	(53,237)
Schibsted ASA, Class A	(4,390)	(123,730)
XXL ASA (5)	(4,230)	(38,496)

		(215,463)
Spain - (0.2)%
Cellnex Telecom SA (5)	(4,925)	(125,513)
Sweden - (0.2)%
AAK AB	(935)	(84,791)
Wallenstam AB, Class B	(7,407)	(65,000)

		(149,791)
Switzerland - (0.5)%
Arbonia AG (2)	(3,412)	(60,500)
Roche Holding AG	(1,415)	(303,493)

		(363,993)
United Kingdom - (1.2)%
Balfour Beatty PLC	(18,547)	(75,366)
Capital & Counties Properties PLC	(15,954)	(64,425)
Cobham PLC (2)	(100,483)	(166,033)
Just Eat PLC (2)	(11,280)	(126,414)
Nielsen Holdings PLC	(6,055)	(182,679)
Royal Mail PLC	(11,380)	(77,006)
Serco Group PLC (2)	(56,807)	(70,085)
Sophos Group PLC (3)	(20,171)	(156,348)

		(918,356)

United States - (16.1)%
Abercrombie & Fitch Co., Class A	(9,043)	(215,676)
Advanced Micro Devices, Inc. (2)	(13,811)	(189,625)
Allegheny Technologies, Inc. (2)	(3,943)	(112,454)
Apple, Inc.	(1,284)	(239,941)
Arista Networks, Inc. (2)	(595)	(149,678)
Armstrong World Industries, Inc. (2)	(3,397)	(205,858)
Autoliv, Inc.	(1,335)	(197,540)
Bank of the Ozarks, Inc.	(2,383)	(113,288)
Benefitfocus, Inc. (2)	(3,108)	(104,273)
BioScrip, Inc. (2)	(33,364)	(88,415)
Brown-Forman Corp., Class B	(672)	(38,008)
Campbell Soup Co.	(5,195)	(174,760)
Children’s Place, Inc.	(1,738)	(223,768)
Cigna Corp.	(1,190)	(201,550)
Clorox Co.	(1,100)	(132,913)
CubeSmart	(3,375)	(102,938)
Dollar General Corp.	(2,231)	(195,168)
Domino’s Pizza, Inc.	(412)	(103,610)
Duke Realty Corp.	(5,570)	(156,628)
Education Realty Trust, Inc.	(3,021)	(110,387)
Flowers Foods, Inc.	(14,595)	(296,278)
Fulton Financial Corp.	(17,085)	(298,133)
Gap, Inc.	(8,166)	(228,485)
General Dynamics Corp.	(965)	(194,650)
General Electric Co.	(20,415)	(287,443)
General Mills, Inc.	(4,305)	(182,058)
Guidewire Software, Inc. (2)	(721)	(66,938)
Home Depot, Inc.	(1,040)	(194,012)
Hormel Foods Corp.	(5,639)	(202,384)
Hubbell, Inc.	(1,815)	(195,457)
Instructure, Inc. (2)	(3,395)	(145,985)
Interactive Brokers Group, Inc., Class A	(3,132)	(227,947)
Intrepid Potash, Inc. (2)	(33,551)	(150,308)
JM Smucker Co.	(2,507)	(269,503)
Kennametal, Inc.	(7,700)	(286,671)
Kopin Corp. (2)	(26,092)	(92,105)
Landstar System, Inc.	(860)	(97,524)
Lennox International, Inc.	(1,237)	(251,494)
LSB Industries, Inc. (2)	(12,807)	(64,931)
LyondellBasell Industries N.V., Class A	(2,720)	(304,966)
Macerich Co.	(1,466)	(81,554)
Netflix, Inc. (2)	(590)	(207,444)
Northwest Pipe Co. (2)	(2,015)	(42,416)
NOW, Inc. (2)	(8,058)	(113,295)
Omnicom Group, Inc.	(3,815)	(274,985)
PACCAR, Inc.	(5,340)	(332,308)
Pinnacle Financial Partners, Inc.	(2,809)	(188,343)
PotlatchDeltic Corp.	(1,248)	(63,024)
PROS Holdings, Inc. (2)	(4,486)	(158,535)
Qorvo, Inc. (2)	(1,950)	(156,488)
Ralph Lauren Corp.	(725)	(97,571)
Range Resources Corp.	(10,120)	(160,301)
Rayonier, Inc.	(5,032)	(195,594)
Realogy Holdings Corp.	(4,080)	(97,063)
Realty Income Corp.	(3,775)	(201,208)
Redfin Corp. (2)	(2,595)	(57,350)
Republic First Bancorp, Inc. (2)	(7,529)	(64,749)
Rexnord Corp. (2)	(5,070)	(147,943)
Robert Half International, Inc.	(3,045)	(193,906)
Rockwell Automation, Inc.	(550)	(96,476)
Scotts Miracle-Gro Co.	(2,815)	(239,641)

Senior Housing Properties Trust	(3,846)	(67,920)
Starbucks Corp.	(8,520)	(482,828)
Tesla, Inc. (2)	(686)	(195,325)
TFS Financial Corp.	(2,327)	(37,232)
TimkenSteel Corp. (2)	(8,887)	(155,789)
Tractor Supply Co.	(2,185)	(162,367)
VF Corp.	(2,620)	(212,639)
Wabtec Corp.	(2,509)	(244,653)
Weyerhaeuser Co.	(2,542)	(94,893)
Whitestone REIT	(12,112)	(148,251)

		(12,065,841)

Total Common Stocks Sold Short (proceeds $(17,279,030))		(17,820,877)

Exchange Traded Funds Sold Short - (1.7)%

United States - (1.7)%
iShares Russell 1000 ETF	(658)	(99,378)
iShares Russell 1000 Growth ETF	(2,018)	(287,424)
iShares Russell 2000 Growth ETF	(278)	(56,400)
iShares Russell Mid-Cap Growth ETF	(2,196)	(277,399)
Materials Select Sector SPDR Fund	(1,664)	(96,811)
PowerShares QQQ Trust Series 1	(740)	(125,852)
SPDR S&P 500 ETF Trust	(587)	(159,042)
SPDR S&P MidCap 400 ETF Trust	(614)	(217,687)

Total Exchange Traded Funds Sold Short (proceeds $(1,258,870))		(1,319,993)

Written Call Options - (0.1)%

United States - (0.1)%
Alexion Pharmaceuticals, Inc.:
Exercise Price: $120.00, Notional: $(60,000), 6/15/2018 (2)	(5)	(745)
Exercise Price: $125.00, Notional: $(50,000), 8/17/2018 (2)	(4)	(1,580)
Exercise Price: $120.00, Notional: $(48,000), 8/17/2018 (2)	(4)	(2,400)
Allegheny Technologies, Inc., Exercise Price: $27.50, Notional: $(30,250), 6/15/2018 (2)	(11)	(1,573)
BlackBerry, Ltd.:
Exercise Price: $12.50, Notional: $(72,500), 6/15/2018 (2)	(58)	(696)
Exercise Price: $15.00, Notional: $(21,000), 6/15/2018 (2)	(14)	(14)
Chemours Co., Exercise Price: $52.50, Notional: $(94,500), 6/15/2018 (2)	(18)	(288)
Eagle Pharmaceuticals, Inc.:
Exercise Price: $60.00, Notional: $(6,000), 6/15/2018 (2)	(1)	(780)
Exercise Price: $65.00, Notional: $(6,500), 6/15/2018 (2)	(1)	(370)
Freeport-McMoRan, Inc.:
Exercise Price: $21.00, Notional: $(35,700), 6/15/2018 (2)	(17)	(17)
Exercise Price: $20.00, Notional: $(34,000), 6/15/2018 (2)	(17)	(17)
Exercise Price: $17.00, Notional: $(8,500), 8/17/2018 (2)	(5)	(595)
Exercise Price: $17.00, Notional: $(28,900), 6/15/2018 (2)	(17)	(816)
Halozyme Therapeutics, Inc.:
Exercise Price: $19.00, Notional: $(11,400), 6/15/2018 (2)	(6)	(240)
Exercise Price: $20.00, Notional: $(62,000), 6/15/2018 (2)	(31)	(465)
iShares Russell 1000 ETF, Exercise Price: $145.00, Notional: $(159,500), 6/15/2018 (2)	(11)	(6,985)
iShares Russell 1000 Growth ETF, Exercise Price: $134.00, Notional: $(321,600), 6/15/2018 (2)	(24)	(20,880)
Marathon Petroleum Corp.:
Exercise Price: $77.50, Notional: $(38,750), 7/20/2018 (2)	(5)	(2,250)
Exercise Price: $80.00, Notional: $(8,000), 6/15/2018 (2)	(1)	(150)
Exercise Price: $80.00, Notional: $(96,000), 8/17/2018 (2)	(12)	(5,292)
Exercise Price: $80.00, Notional: $(88,000), 7/20/2018 (2)	(11)	(3,432)

MBIA, Inc., Exercise Price: $10.00, Notional: $(7,000), 1/18/2019 (2)	(7)	(364)
S&P Global, Inc., Exercise Price: $195.00, Notional: $(175,500), 6/15/2018 (2)	(9)	(4,095)
SBA Communications Corp.:
Exercise Price: $160.00, Notional: $(32,000), 6/15/2018 (2)	(2)	(340)
Exercise Price: $165.00, Notional: $(132,000), 6/15/2018 (2)	(8)	(400)
Exercise Price: $155.00, Notional: $(232,500), 6/15/2018 (2)	(15)	(6,825)
Tyson Foods, Inc.:
Exercise Price: $70.00, Notional: $(70,000), 7/20/2018 (2)	(10)	(1,300)
Exercise Price: $70.00, Notional: $(21,000), 6/15/2018 (2)	(3)	(123)
Warrior Met Coal, Inc., Exercise Price: $25.00, Notional: $(130,000), 7/20/2018 (2)	(52)	(15,080)
Western Digital Corp., Exercise Price: $105.00, Notional: $(42,000), 7/20/2018 (2)	(4)	(32)
Whiting Petroleum Corp.:
Exercise Price: $50.00, Notional: $(70,000), 7/20/2018 (2)	(14)	(7,518)
Exercise Price: $55.00, Notional: $(49,500), 7/20/2018 (2)	(9)	(2,601)
WR Grace & Co.:
Exercise Price: $67.50, Notional: $(60,750), 6/15/2018 (2)	(9)	(3,645)
Exercise Price: $72.50, Notional: $(36,250), 6/15/2018 (2)	(5)	(325)

Total Written Call Options (proceeds $(125,119))		(92,233)

Total Securities Sold Short & Written Options (proceeds $(18,663,019))		$(19,233,103)

Alternative Strategies Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$913,092	1.3%
Agriculture	697,801	0.9
Airlines	478,515	0.6
Apparel	513,600	0.7
Auto Manufacturers	241,098	0.3
Auto Parts & Equipment	1,316,289	1.7
Banks	1,643,352	2.1
Beverages	413,515	0.6
Biotechnology	1,488,408	2.0
Building Materials	2,163,946	2.9
Chemicals	4,257,358	5.7
Coal	327,382	0.5
Commercial Services	2,279,816	3.2
Computers	3,307,353	4.5
Cosmetics/Personal Care	342,765	0.5
Distribution/Wholesale	673,890	0.9
Diversified Financial Services	1,049,577	1.3
Electric	911,765	1.2
Electronics	1,124,172	1.5
Engineering & Construction	322,774	0.5
Entertainment	477,968	0.6
Environmental Control	390,610	0.5
Food	1,703,763	2.2
Forest Products & Paper	957,072	1.3
Healthcare-Products	2,977,977	4.0
Healthcare-Services	887,297	1.2
Home Furnishings	156,909	0.2
Insurance	2,360,202	3.0
Internet	107,848	0.1
Iron/Steel	550,387	0.7
Lodging	890,417	1.1
Media	140,940	0.2
Mining	511,486	0.6
Miscellaneous Manufacturing	616,133	0.8
Oil & Gas	1,544,080	2.1
Packaging & Containers	426,837	0.6
Pharmaceuticals	2,101,820	2.9
Pipelines	204,186	0.3
Real Estate Investment Trusts	2,300,421	3.0
Retail	2,722,139	3.7
Savings & Loans	68,495	0.1
Semiconductors	1,711,533	2.3
Shipbuilding	277,001	0.4
Software	951,829	1.3
Telecommunications	995,444	1.3
Textiles	58,326	0.1
Transportation	1,827,013	2.4

Total Common Stocks Purchased Long	52,384,601	69.9
Corporate Bonds & Notes Purchased Long	0	0.0
Limited Partnership Units Purchased Long	80,450	0.1
Municipals Purchased Long	532,480	0.7
Purchased Call Options	113,956	0.1
Short-Term Investments	24,187,900	32.3

Total Investments	77,299,387	103.1
Other Assets and Liabilities	16,881,642	22.5
Securities Sold Short & Written Options (see below)	(19,233,103)	(25.6)

Total Net Assets	$74,947,926	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Advertising	$(411,915)	(0.5)%
Aerospace/Defense	(360,683)	(0.5)
Apparel	(310,210)	(0.4)
Auto Manufacturers	(527,633)	(0.7)
Auto Parts & Equipment	(197,540)	(0.3)
Banks	(1,044,305)	(1.4)
Beverages	(38,008)	(0.1)
Building Materials	(517,852)	(0.7)
Chemicals	(659,466)	(0.9)
Commercial Services	(797,740)	(1.1)
Computers	(466,374)	(0.6)
Cosmetics/Personal Care	(173,400)	(0.2)
Diversified Financial Services	(310,856)	(0.4)
Electrical Components & Equipment	(369,873)	(0.5)
Energy-Alternate Sources	(227,719)	(0.3)
Engineering & Construction	(75,366)	(0.1)
Environmental Control	(98,963)	(0.1)
Food	(1,209,774)	(1.6)
Hand/Machine Tools	(286,671)	(0.4)
Healthcare-Products	(43,057)	(0.1)
Healthcare-Services	(236,910)	(0.3)
Home Furnishings	(200,141)	(0.3)
Household Products/Wares	(132,913)	(0.2)
Housewares	(239,641)	(0.3)
Internet	(694,791)	(0.9)
Iron/Steel	(112,454)	(0.1)
Leisure Time	(183,424)	(0.2)
Machinery-Diversified	(341,129)	(0.5)
Media	(123,730)	(0.2)
Metal Fabricate/Hardware	(530,451)	(0.7)
Miscellaneous Manufacturing	(352,374)	(0.5)
Oil & Gas	(160,301)	(0.2)
Oil & Gas Services	(113,295)	(0.1)
Packaging & Containers	(128,988)	(0.2)
Pharmaceuticals	(391,908)	(0.5)
Real Estate	(283,838)	(0.4)
Real Estate Investment Trusts	(1,222,397)	(1.6)
Retail	(2,691,624)	(3.6)
Savings & Loans	(37,232)	(0.0)
Semiconductors	(491,455)	(0.7)
Software	(574,755)	(0.8)
Telecommunications	(275,191)	(0.4)
Transportation	(174,530)	(0.2)

Total Common Stocks Sold Short	(17,820,877)	(23.8)
Exchange Traded Funds Sold Short	(1,319,993)	(1.7)
Written Call Options	(92,233)	(0.1)

Total Securities Sold Short & Written Options	$(19,233,103)	(25.6)%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

At May 31, 2018, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at May 31, 2018	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
June 2018	15	Eurex 10-Year Euro BUND	$2,807,595	$2,843,248	$35,653
September 2018	1	Eurex 10-Year Euro BUND	188,757	189,480	723
September 2018	11	LIFFE 10-Year Gilt Government Bond	1,788,647	1,805,337	16,690
Index Futures
June 2018	4	DAX Index	1,512,453	1,474,406	(38,047)
June 2018	9	TSE TOPIX Index	1,456,318	1,443,259	(13,059)
June 2018	14	CME E-Mini NASDAQ 100 Index	1,932,750	1,953,560	20,810
June 2018	27	Russell 2000 Mini Index	2,142,799	2,206,170	63,371
June 2018	34	Eurex Euro STOXX 50 Index	1,402,622	1,354,205	(48,417)
June 2018	6	OSE Nikkei 225 Index	1,219,598	1,223,882	4,284
June 2018	7	CAC 40 10 Euro	449,677	440,101	(9,576)
June 2018	25	LIFFE FTSE 100 Index	2,517,264	2,549,030	31,766
June 2018	2	HKG Hang Seng Index	389,668	388,834	(834)
Interest Rate Futures
June 2019	125	LIFFE 3-Month Euro Euribor	36,598,174	36,605,896	7,722
June 2019	36	LIFFE 90-Day Sterling	5,919,481	5,927,043	7,562
December 2019	42	LIFFE 90-Day Sterling	6,905,336	6,905,111	(225)

Short Futures
Bond Futures
September 2018	15	United States Treasury Bond	(2,129,564)	(2,176,875)	(47,311)
September 2018	18	Canadian Government Bond	(1,843,108)	(1,887,182)	(44,074)
June 2018	12	SFE 10-Year Australian Bond	(1,152,082)	(1,170,723)	(18,641)
September 2018	48	United States Treasury Note	(5,720,430)	(5,781,000)	(60,570)
Index Futures
June 2018	128	CME E-Mini S&P 500® Index	(17,626,380)	(17,315,200)	311,180
June 2018	66	Russell 2000 Mini Index	(5,317,925)	(5,392,860)	(74,935)
June 2018	6	CBOT E-Mini DJIA Index	(730,623)	(732,510)	(1,887)
Interest Rate Futures
June 2019	226	CME 3-Month Eurodollar	(55,172,969)	(54,957,550)	215,419

Total Futures Contracts			$(22,461,942)	$(22,104,338)	$357,604

At May 31, 2018, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation

Settlement Date	Currency	Buy		Sell		Value	(Depreciation)	Counterparty
June 22, 2018	Australian Dollar	AUD	2,505,000		$(1,953,993)	$1,894,600	$(59,393)	Bank of America
June 22, 2018	Australian Dollar		$4,800,297	AUD	(6,311,000)	(4,773,187)	27,110	Bank of America
June 22, 2018	Canadian Dollar	CAD	1,185,000		$(925,255)	914,437	(10,818)	Bank of America
June 22, 2018	Canadian Dollar		$3,776,344	CAD	(4,865,000)	(3,754,206)	22,138	Bank of America
June 22, 2018	Euro Currency	EUR	3,988,000		$(4,937,630)	4,668,541	(269,089)	Bank of America
June 22, 2018	Euro Currency		$8,493,471	EUR	(7,169,000)	(8,392,370)	101,101	Bank of America
June 22, 2018	Japanese Yen	JPY	856,317,000		$(7,979,414)	7,881,189	(98,225)	Bank of America
June 22, 2018	Japanese Yen		$3,976,247	JPY	(434,469,000)	(3,998,674)	(22,427)	Bank of America
June 22, 2018	Mexican Peso	MXN	35,266,000		$(1,903,911)	1,762,620	(141,291)	Bank of America
June 22, 2018	Mexican Peso		$1,040,009	MXN	(19,815,000)	(990,367)	49,642	Bank of America
June 22, 2018	New Zealand Dollar	NZD	1,735,000		$(1,256,461)	1,214,140	(42,321)	Bank of America
June 22, 2018	New Zealand Dollar		$918,639	NZD	(1,327,000)	(928,624)	(9,985)	Bank of America
June 22, 2018	Pound Sterling	GBP	3,759,000		$(5,244,090)	5,001,467	(242,623)	Bank of America
June 22, 2018	Pound Sterling		$2,637,717	GBP	(1,954,000)	(2,599,858)	37,859	Bank of America
June 22, 2018	Swiss Franc	CHF	2,172,000		$(2,290,558)	2,207,198	(83,360)	Bank of America
June 22, 2018	Swiss Franc		$4,497,007	CHF	(4,369,000)	(4,439,800)	57,207	Bank of America

							$(684,475)

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks Purchased Long - 94.0%

Australia - 0.9%
Regis Resources, Ltd.	35,247	$125,796
Bermuda - 2.4%
Argo Group International Holdings, Ltd.	2,702	164,146
Essent Group, Ltd. (2)	4,082	140,013
Travelport Worldwide, Ltd.	2,374	41,640

		345,799
Canada - 8.1%
Air Canada (2)	1,396	24,731
Allied Properties Real Estate Investment Trust (6)	8,394	275,204
Canfor Corp. (2)(6)	10,569	264,673
Cascades, Inc.	2,309	22,242
Celestica, Inc. (2)	4,260	51,287
Cogeco Communications, Inc.	1,161	60,933
Cogeco, Inc.	540	27,175
George Weston, Ltd. (6)	2,484	201,636
Interfor Corp. (2)	4,977	98,995
InterRent Real Estate Investment Trust	8,361	68,998
Premier Gold Mines, Ltd. (2)	7,081	14,745
Transcontinental, Inc., Class A	2,422	54,582

		1,165,201
Cayman Islands - 0.3%
China Dongxiang Group Co., Ltd.	224,000	42,457
China - 0.5%
Agricultural Bank of China, Ltd., Class H	66,000	33,909
China Machinery Engineering Corp., Class H	76,000	41,929

		75,838
Denmark - 0.3%
Novo Nordisk A/S, Class B	923	43,899
France - 1.1%
Boiron SA	561	45,866
Peugeot SA	3,085	72,232
Sanofi	500	38,357

		156,455
Germany - 0.1%
Hamburger Hafen und Logistik AG	737	17,950
Indonesia - 0.2%
Indo Tambangraya Megah Tbk PT	17,100	31,762
Ireland - 0.6%
Seagate Technology PLC	1,446	81,482
Italy - 0.6%
Amplifon SpA	751	13,652
ASTM SpA	1,261	29,376
Societa Iniziative Autostradali e Servizi SpA	2,735	44,649

		87,677
Japan - 8.0%
Fujibo Holdings, Inc.	900	32,809
Heiwado Co., Ltd. (6)	6,700	161,850
Kato Sangyo Co., Ltd.	800	27,768
Keihin Corp.	4,300	83,389

Mitsui Sugar Co., Ltd.	1,400	46,879
Nippon Road Co., Ltd.	800	42,151
Nippon Telegraph & Telephone Corp. (6)	5,400	252,870
Nissan Motor Co., Ltd.	9,700	96,056
Okinawa Electric Power Co., Inc. (1)	4,600	104,761
Press Kogyo Co., Ltd.	8,200	44,986
Shimachu Co., Ltd.	2,900	89,542
Wakita & Co., Ltd.	4,100	44,332
Warabeya Nichiyo Holdings Co., Ltd.	3,400	85,749
Yorozu Corp.	1,700	27,735

		1,140,877
Jersey - 0.4%
Wizz Air Holdings PLC (2)(5)	1,211	54,640
Luxembourg - 2.0%
Ternium SA, ADR	3,403	121,555
Trinseo SA	2,240	161,952

		283,507
Netherlands - 1.6%
BE Semiconductor Industries NV	6,906	231,482
New Zealand - 1.2%
Air New Zealand, Ltd.	61,311	134,181
New Zealand Refining Co., Ltd.	23,624	40,826

		175,007
Norway - 1.4%
Austevoll Seafood ASA	5,362	64,272
Leroy Seafood Group ASA	20,076	132,910

		197,182
Panama - 0.6%
Copa Holdings SA, Class A	714	79,111
Poland - 0.5%
Asseco Poland SA	5,416	67,218
South Korea - 1.4%
Samsung Electronics Co., Ltd.	4,350	204,194
Sweden - 0.4%
Mycronic AB (1)	5,211	57,655
Switzerland - 0.2%
Roche Holding AG	151	32,387
Taiwan - 0.3%
HannStar Display Corp.	151,000	46,814
United Kingdom - 5.2%
Debenhams PLC (1)	75,302	21,528
DFS Furniture PLC	6,907	21,950
Greggs PLC	4,031	56,561
Imperial Brands PLC	2,822	101,684
Legal & General Group PLC	77,025	276,331
QinetiQ Group PLC	21,000	73,683
Reach PLC	13,914	14,543
SThree PLC	5,864	25,024
WH Smith PLC (6)	5,806	149,606

		740,910
United States - 55.7%
AbbVie, Inc. (6)	855	84,594
Amkor Technology, Inc. (2)	6,246	56,839
ArcBest Corp. (6)	8,911	422,827
Best Buy Co., Inc. (6)	2,121	144,758
Boeing Co.	124	43,668
Boston Properties, Inc. (6)	1,941	236,356
Cooper-Standard Holdings, Inc. (2)(6)	996	123,703

Cutera, Inc. (2)(6)	2,127	89,334
Discover Financial Services (6)	2,121	156,657
EMCOR Group, Inc. (6)	1,940	147,304
Emergent BioSolutions, Inc. (2)(6)	5,671	292,397
Employers Holdings, Inc. (6)	1,830	72,468
Ennis, Inc.	3,325	60,681
Enova International, Inc. (2)	770	25,872
Equinix, Inc. (6)	567	225,014
F5 Networks, Inc. (2)(6)	436	75,476
Highwoods Properties, Inc.	1,846	88,294
Home Bancorp, Inc.	1,004	44,196
Huntington Ingalls Industries, Inc. (6)	884	195,426
Inogen, Inc. (2)(6)	1,033	188,719
Integer Holdings Corp. (2)(6)	1,884	124,344
Intersect ENT, Inc. (2)	746	31,817
Kraton Corp. (2)(6)	2,193	106,404
Lantheus Holdings, Inc. (2)	3,408	47,712
Lear Corp. (6)	1,732	342,936
LeMaitre Vascular, Inc. (6)	2,159	73,579
Magellan Health, Inc. (2)(6)	1,023	93,553
Marlin Business Services Corp.	2,065	60,608
Masco Corp. (6)	6,297	234,689
Masimo Corp. (2)(6)	2,953	292,495
Merit Medical Systems, Inc. (2)(6)	5,343	274,096
Myriad Genetics, Inc. (2)	1,733	63,272
Natus Medical, Inc. (2)	1,576	58,154
ON Semiconductor Corp. (2)(6)	12,267	308,270
OraSure Technologies, Inc. (2)(6)	5,937	100,988
Orthofix International NV (2)	485	26,505
Owens Corning (6)	2,436	154,004
Owens-Illinois, Inc. (2)(6)	5,289	98,375
PennyMac Financial Services, Inc., Class A (2)	3,913	78,651
PG&E Corp. (6)	3,370	146,022
PNM Resources, Inc. (6)	4,539	181,333
Portland General Electric Co. (6)	5,330	227,378
Rogers Corp. (2)(6)	813	92,649
Rush Enterprises, Inc., Class A (2)	2,524	108,608
Selective Insurance Group, Inc. (6)	3,350	190,448
Southwest Airlines Co.	943	48,168
Steel Dynamics, Inc.	934	46,168
Stifel Financial Corp. (6)	4,338	255,074
Supernus Pharmaceuticals, Inc. (2)	2,722	153,385
Surmodics, Inc. (2)	872	45,170
Sykes Enterprises, Inc. (2)	3,026	85,182
Sysco Corp.	2,072	134,742
TriCo Bancshares (6)	4,501	175,179
Tyson Foods, Inc., Class A	510	34,410
United Rentals, Inc. (2)(6)	1,969	314,193
Unum Group (6)	4,253	165,059
Vishay Intertechnology, Inc. (6)	8,035	170,342
Vishay Precision Group, Inc. (2)	1,127	42,319

		7,960,864

Total Common Stocks Purchased Long (identified cost $12,076,290)		13,446,164

Short-Term Investments - 43.1%

Collateral Investment for Securities on Loan - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720% (3)	79,211	79,211
Mutual Funds - 42.5%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	6,077,899	6,078,507

Total Short-Term Investments (identified cost $6,155,948)		6,157,718

Total Investments - 137.1% (identified cost $18,232,238)		19,603,882
Other Assets and Liabilities - (0.3)%		(34,570)
Securities Sold Short (see below) - (36.8)%		(5,266,767)

Total Net Assets - 100.0%		$14,302,545

Securities Sold Short - (36.8)%

Common Stocks Sold Short - (36.8)%

Australia - (0.2)%
Nanosonics, Ltd. (2)	(13,722)	$(27,459)
Finland - (0.2)%
Caverion OYJ (2)	(2,857)	(23,983)
Germany - (1.1)%
GRENKE AG	(249)	(28,130)
Zalando SE (2)(5)	(2,522)	(134,403)

		(162,533)
Japan - (11.3)%
ABC-Mart, Inc.	(400)	(24,568)
Acom Co., Ltd.	(7,000)	(29,289)
Ain Holdings, Inc.	(300)	(21,216)
Asahi Holdings, Inc.	(3,800)	(69,640)
Don Quijote Holdings Co., Ltd.	(1,000)	(53,072)
Fuji Seal International, Inc.	(2,300)	(89,901)
Hoshizaki Corp.	(1,300)	(130,092)
Kose Corp.	(400)	(86,700)
Kura Corp.	(600)	(45,360)
LIFULL Co., Ltd.	(6,200)	(44,107)
M3, Inc.	(1,700)	(70,831)
MISUMI Group, Inc.	(4,300)	(123,828)
Nihon M&A Center, Inc.	(2,000)	(65,421)
Nippon Paint Holdings Co., Ltd.	(3,400)	(141,684)
Nitori Holdings Co., Ltd.	(800)	(137,198)
Park24 Co., Ltd.	(5,500)	(148,293)
Prestige International, Inc.	(5,000)	(72,550)
Shimano, Inc.	(900)	(126,986)
SMS Co., Ltd.	(3,700)	(138,359)

		(1,619,095)
New Zealand - (0.4)%
Xero, Ltd. (2)	(1,848)	(56,973)
Norway - (1.1)%
Nordic Semiconductor ASA (2)	(5,793)	(38,574)
Schibsted ASA, Class A	(3,096)	(87,260)
XXL ASA (5)	(2,879)	(26,201)

		(152,035)
Spain - (0.6)%
Cellnex Telecom SA (5)	(3,472)	(88,483)
Sweden - (0.7)%
AAK AB	(659)	(59,762)
Wallenstam AB, Class B	(5,225)	(45,851)

		(105,613)
Switzerland - (0.3)%
Arbonia AG (2)	(2,406)	(42,663)

United Kingdom - (3.3)%
Balfour Beatty PLC	(13,083)	(53,163)
Capital & Counties Properties PLC	(11,252)	(45,437)
Cobham PLC (2)	(70,889)	(117,133)
Just Eat PLC (2)	(8,357)	(93,656)
Serco Group PLC (2)	(40,077)	(49,445)
Sophos Group PLC (5)	(14,229)	(110,291)

		(469,125)
United States - (17.6)%
Advanced Micro Devices, Inc. (2)	(9,741)	(133,744)
Allegheny Technologies, Inc. (2)	(2,784)	(79,400)
Bank of the Ozarks, Inc.	(1,681)	(79,915)
Benefitfocus, Inc. (2)	(2,190)	(73,474)
BioScrip, Inc. (2)	(23,536)	(62,370)
Brown-Forman Corp., Class B	(488)	(27,601)
Duke Realty Corp.	(3,926)	(110,399)
Education Realty Trust, Inc.	(2,129)	(77,794)
Guidewire Software, Inc. (2)	(533)	(49,484)
Instructure, Inc. (2)	(2,392)	(102,856)
Interactive Brokers Group, Inc., Class A	(2,320)	(168,850)
Intrepid Potash, Inc. (2)	(24,308)	(108,900)
Kopin Corp. (2)	(19,334)	(68,249)
LSB Industries, Inc. (2)	(9,056)	(45,914)
Macerich Co.	(1,032)	(57,410)
Netflix, Inc. (2)	(415)	(145,914)
Northwest Pipe Co. (2)	(1,460)	(30,733)
NOW, Inc. (2)	(5,969)	(83,924)
Pinnacle Financial Partners, Inc.	(1,982)	(132,893)
PotlatchDeltic Corp.	(923)	(46,611)
PROS Holdings, Inc. (2)	(3,163)	(111,780)
Rayonier, Inc.	(3,548)	(137,911)
Republic First Bancorp, Inc. (2)	(5,316)	(45,718)
Senior Housing Properties Trust	(2,712)	(47,894)
TFS Financial Corp.	(1,686)	(26,976)
TimkenSteel Corp. (2)	(6,584)	(115,417)
Wabtec Corp.	(1,768)	(172,398)
Weyerhaeuser Co.	(1,791)	(66,858)
Whitestone REIT	(8,776)	(107,418)

		(2,518,805)

Total Securities Sold Short (proceeds $(4,430,975))		$(5,266,767)

Global Long/Short Equity Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$43,668	0.3%
Agriculture	101,684	0.7
Airlines	340,831	2.4
Auto Manufacturers	168,288	1.2
Auto Parts & Equipment	622,749	4.4
Banks	209,088	1.5
Biotechnology	355,669	2.5
Building Materials	388,693	2.7
Chemicals	106,404	0.7
Coal	31,762	0.2
Commercial Services	661,778	4.6
Computers	233,882	1.6
Distribution/Wholesale	44,332	0.3
Diversified Financial Services	576,862	4.0
Electric	659,494	4.6
Electronics	461,066	3.2
Engineering & Construction	231,384	1.6
Food	946,777	6.6
Forest Products & Paper	385,910	2.7
Healthcare-Products	1,352,913	9.5
Healthcare-Services	93,553	0.7
Insurance	1,008,465	7.1
Internet	75,476	0.5
Iron/Steel	167,723	1.2
Media	102,651	0.7
Mining	140,541	1.0
Miscellaneous Manufacturing	161,952	1.1
Oil & Gas	40,826	0.3
Packaging & Containers	98,375	0.7
Pharmaceuticals	412,140	2.9
Real Estate Investment Trusts	893,866	6.2
Retail	578,449	4.0
Savings & Loans	44,196	0.3
Semiconductors	800,785	5.6
Shipbuilding	195,426	1.4
Telecommunications	252,870	1.8
Textiles	32,809	0.2
Transportation	422,827	3.0

Total Common Stocks Purchased Long	13,446,164	94.0
Collateral Investment for Securities on Loan	79,211	0.6
Mutual Funds	6,078,507	42.5

Total Investments	19,603,882	137.1
Other Assets and Liabilities	(34,570)	(0.3)
Securities Sold Short (see below)	(5,266,767)	(36.8)

Total Net Assets	$14,302,545	100.0%

Securities Sold Short
Aerospace/Defense	$(117,133)	(0.8)%
Banks	(258,526)	(1.8)
Beverages	(27,601)	(0.2)
Building Materials	(42,663)	(0.3)
Chemicals	(250,584)	(1.8)
Commercial Services	(310,247)	(2.2)
Computers	(159,736)	(1.1)

Cosmetics/Personal Care	(86,700)	(0.6)
Diversified Financial Services	(226,269)	(1.6)
Engineering & Construction	(53,163)	(0.4)
Environmental Control	(69,640)	(0.5)
Food	(59,762)	(0.4)
Healthcare-Products	(27,459)	(0.2)
Healthcare-Services	(21,216)	(0.1)
Home Furnishings	(130,092)	(0.9)
Internet	(492,867)	(3.4)
Iron/Steel	(79,400)	(0.6)
Leisure Time	(126,986)	(0.9)
Machinery-Diversified	(172,398)	(1.2)
Media	(87,260)	(0.6)
Metal Fabricate/Hardware	(269,978)	(1.9)
Miscellaneous Manufacturing	(45,914)	(0.3)
Oil & Gas Services	(83,924)	(0.6)
Packaging & Containers	(89,901)	(0.6)
Pharmaceuticals	(62,370)	(0.4)
Real Estate	(91,288)	(0.6)
Real Estate Investment Trusts	(652,295)	(4.6)
Retail	(420,802)	(2.9)
Savings & Loans	(26,976)	(0.2)
Semiconductors	(240,567)	(1.7)
Software	(394,567)	(2.8)
Telecommunications	(88,483)	(0.6)

Total Securities Sold Short	$(5,266,767)	(36.8)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 93.8%

Alabama - 6.6%
Albertville Municipal Utilities Board - Water System, AGM:
2.000%, 8/15/2019	$735,000	$735,250
2.000%, 8/15/2020	355,000	351,258
Black Belt Energy Gas District, 2.178%, (SIFMA Municipal Swap Index Yield+90 basis points), 12/1/2048, Call 9/1/2023 (9)	4,500,000	4,500,000
Chatom Industrial Development Board, 1.550%, 8/1/2037, Call 8/1/2018 (10)	2,800,000	2,799,216
City of Brundidge Utility Revenue, AGM, 2.000%, 12/1/2018	385,000	385,262
Columbia Industrial Development Board, 0.980%, 12/1/2037, Call 6/20/2018 (10)	500,000	500,000
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,041,730
Eutaw Industrial Development Board, 0.980%, 6/1/2028, Call 6/20/2018 (10)	400,000	400,000
Health Care Authority for Baptist Health, 1.610%, 11/1/2042 (10)	14,125,000	14,125,000
Industrial Development Board of the City of Mobile:
0.960%, 6/1/2034, Call 6/20/2018 (10)	4,350,000	4,350,000
1.270%, 6/1/2034, Call 6/20/2018 (10)	4,000,000	4,000,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,328
Southeast Alabama Gas District, 2.185%, (LIBOR + 1 Month+90 basis points), 4/1/2049, Call 1/1/2024 (7)(9)	5,000,000	5,000,050
Tender Option Bond Trust Receipts/Certificates, 1.210%, 10/5/2020 (5)(10)	5,000,000	5,000,000

		43,348,094
Arizona - 0.7%
Arizona Health Facilities Authority:
2.910%, (SIFMA Municipal Swap Index Yield+185 basis points), 2/1/2048, Call 8/9/2019 (9)	3,250,000	3,302,357
2.910%, (SIFMA Municipal Swap Index Yield+185 basis points), 2/1/2048, Call 8/9/2019 (9)	750,000	762,083
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	300,714
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	500,580

		4,865,734
Arkansas - 2.0%
Arkansas Development Finance Authority:
2.130%, 9/1/2044, Call 6/1/2018 (10)	7,000,000	7,000,000
2.160%, (SIFMA Municipal Swap Index Yield+110 basis points), 9/1/2044, Call 3/1/2019 (9)	3,000,000	3,002,970
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	300,000	299,859
Little Rock School District, SAW, 3.000%, 2/1/2019	3,000,000	3,026,160

		13,328,989
California - 6.5%
Bay Area Toll Authority:
1.875%, 4/1/2047, Call 10/1/2018 (10)	525,000	525,509
2.160%, (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2045, Call 10/1/2023 (9)	1,750,000	1,801,870
California Health Facilities Financing Authority, NATL-RE, 2.548%, 7/1/2022, Call 6/20/2018 (10)(11)	700,000	679,182
California Infrastructure & Economic Development Bank, 1.050%, 12/1/2018	750,000	747,870
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,000,000
Northern California Gas Authority No. 1, 2.176%, (LIBOR 3 Month+63 basis points), 7/1/2019 (9)	7,500,000	7,499,625
Palomar Health:
4.000%, 11/1/2018	125,000	125,661
4.000%, 11/1/2019	505,000	514,706
Rib Floater Trust Various States, 1.220%, 8/15/2051 (5)(10)	3,000,000	3,000,000

State of California:
1.350%, (SIFMA Municipal Swap Index Yield+29 basis points), 12/1/2028, Call 12/1/2019 (9)	750,000	750,398
2.167%, (SIFMA Municipal Swap Index Yield+83 basis points), 12/1/2029, Call 7/2/2018 (9)	950,000	950,428
State of California, AGM, 1.300%, 8/1/2027 (5)(10)	5,490,000	5,490,000
Tender Option Bond Trust Receipts/Certificates:
1.160%, 5/1/2022 (5)(10)	3,000,000	3,000,000
1.160%, 11/1/2023 (5)(10)	8,000,000	8,000,000
1.210%, 8/1/2024 (5)(10)	4,760,000	4,760,000

		42,845,249
Colorado - 1.5%
City & County of Denver Airport System Revenue, AGC, 1.800%, 11/15/2025, Call 6/20/2018 (10)(11)	525,000	525,000
Colorado Health Facilities Authority:
1.700%, 7/1/2034, Call 7/1/2019 (5)(10)	4,300,000	4,300,000
5.000%, 6/1/2019	450,000	461,979
Colorado School of Mines, 1.824%, (SIFMA Municipal Swap Index Yield+50 basis points), 2/1/2023, Call 8/1/2022 (9)	1,200,000	1,197,468
E-470 Public Highway Authority, 2.228%, (LIBOR 1 Month+90 basis points), 9/1/2039, Call 3/1/2019 (9)	3,445,000	3,451,546

		9,935,993
Connecticut - 0.4%
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	424,768
Norwalk Housing Authority, 1.250%, 8/1/2018 (10)	2,200,000	2,200,000

		2,624,768
District of Columbia - 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/2/2018	360,000	360,893
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,672,425

		3,033,318
Florida - 5.0%
Citizens Property Insurance Corp.:
5.000%, 6/1/2018	2,500,000	2,500,000
5.000%, 6/1/2019	2,640,000	2,721,602
5.000%, 6/1/2020	3,870,000	4,100,265
City of Cape Coral Water & Sewer Revenue, AGM, 1.400%, 9/1/2018	645,000	644,368
City of Orlando, AGM:
3.000%, 11/1/2019	850,000	863,872
4.000%, 11/1/2018	650,000	656,071
City of Port St. Lucie, 1.125%, 7/1/2018	625,000	624,463
Columbia County School Board, 5.000%, 7/1/2018	880,000	882,165
County of St. Lucie, 0.920%, 9/1/2028, Call 6/20/2018 (10)	1,950,000	1,950,000
Escambia County Health Facilities Authority, AGC, 1.000%, 11/15/2029, Call 6/1/2018 (10)	1,730,000	1,730,000
Florida Municipal Power Agency, AMBAC:
2.478%, 10/1/2021 (10)(11)	325,000	325,000
2.576%, 10/1/2021, Call 6/7/2018 (10)(11)	250,000	250,000
JEA Electric System Revenue:
0.870%, 10/1/2038, Call 6/20/2018 (10)	400,000	400,000
1.080%, 10/1/2036, Call 6/20/2018 (10)	1,300,000	1,300,000
5.000%, 10/1/2018	600,000	606,432
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	675,045
Miami-Dade County Industrial Development Authority, 0.910%, 6/1/2021, Call 6/20/2018 (10)	400,000	400,000
North Broward Hospital District:
5.000%, 1/1/2019	630,000	640,124
5.000%, 1/1/2020	875,000	911,872
Palm Beach County School District, 5.000%, 8/1/2019	1,600,000	1,659,152
Sarasota County Health Facilities Authority, 4.000%, 1/1/2019	500,000	505,220
School Board of Miami-Dade County, FGIC, 1.290%, 5/1/2037, Call 6/1/2018 (5)(10)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	633,913

		32,979,564

Georgia - 5.2%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/1/2019	3,000,000	2,976,780
City of Atlanta Water & Wastewater Revenue, 2.828%, (SIFMA Municipal Swap Index Yield+150 basis points), 11/1/2038, Call 7/2/2018 (9)	2,750,000	2,751,925
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,805,143
Main Street Natural Gas, Inc.:
1.630%, (SIFMA Municipal Swap Index Yield+57 basis points), 8/1/2048, Call 9/1/2023 (9)	5,000,000	5,002,450
2.122%, (SIFMA Municipal Swap Index Yield+83 basis points), 8/1/2048, Call 9/1/2023 (9)	5,000,000	4,992,850
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 3/1/2019	3,750,000	3,759,937
Municipal Electric Authority of Georgia, 1.050%, 3/1/2020, Call 6/20/2018 (10)	4,900,000	4,900,000
Peach County Development Authority, 1.200%, 10/1/2018, Call 6/21/2018	1,000,000	997,950
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.190%, 8/15/2049, Call 2/1/2025 (5)(10)	5,000,000	5,000,000
Waleska Downtown Development Authority, 2.000%, 8/1/2019, Call 2/1/2019	1,690,000	1,686,130

		33,873,165
Guam - 0.0%
Territory Guam, 5.000%, 12/1/2018	250,000	253,158
Hawaii - 0.4%
City & County of Honolulu, 1.360%, (SIFMA Municipal Swap Index Yield+30 basis points), 9/1/2023, Call 9/1/2018 (9)	2,800,000	2,801,876
Idaho - 1.7%
American Falls Reservoir District, 1.130%, 2/1/2025, Call 6/20/2018 (10)	4,885,000	4,885,000
Idaho Health Facilities Authority, 1.800%, 12/1/2048, Call 6/20/2018 (10)	2,000,000	2,000,660
Idaho Housing & Finance Association, 1.230%, 1/1/2038, Call 6/1/2018 (10)	4,400,000	4,400,000

		11,285,660
Illinois - 6.2%
City of Chicago Waterworks Revenue:
5.000%, 11/1/2018	1,000,000	1,012,940
5.000%, 11/1/2018	1,155,000	1,169,946
5.000%, 11/1/2019	250,000	260,040
City of Chicago Waterworks Revenue, AGM, 4.250%, 11/1/2018	150,000	151,387
County of Cook, 5.000%, 11/15/2018	1,300,000	1,318,434
Illinois Educational Facilities Authority, 1.800%, 7/1/2036 (10)	2,000,000	1,989,720
Illinois Finance Authority:
1.050%, 11/1/2038 (10)	3,275,000	3,272,085
3.000%, 12/1/2018	125,000	125,615
3.000%, 12/1/2019	200,000	202,158
4.000%, 11/15/2018	200,000	201,912
5.000%, 8/15/2018	200,000	201,206
5.000%, 11/15/2018	350,000	354,802
5.000%, 11/15/2019	605,000	630,489
5.000%, 11/15/2019	250,000	260,752
Illinois State University, 5.000%, 4/1/2020	200,000	207,732
Kankakee River Metropolitan Agency, AGM, 3.000%, 5/1/2019	300,000	301,764
Lake County Forest Preserve District, 1.903%, (LIBOR 3 Month+48 basis points), 12/15/2020 (9)	370,000	370,118
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	507,300
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	934,592
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	2,360,000	2,360,000
Rib Floater Trust Various States, 1.310%, 12/14/2018, Call 7/15/2018 (5)(10)	5,000,000	5,000,000
State of Illinois, 5.000%, 2/1/2022	6,040,000	6,352,510
Tender Option Bond Trust Receipts/Certificates:
1.110%, 8/15/2018 (5)(10)	1,500,000	1,500,000
1.160%, 11/1/2039, Call 5/1/2019 (5)(10)	2,700,000	2,700,000
1.210%, 6/15/2020 (5)(10)	2,000,000	2,000,000
1.210%, 6/15/2031, Call 6/15/2026 (5)(10)	4,355,000	4,355,000
1.210%, 1/1/2035, Call 1/1/2026 (5)(10)	2,605,000	2,605,000
Town of Normal, 4.000%, 6/1/2019	230,000	235,042
Village of Rantoul, AGM, 2.000%, 1/1/2019	150,000	149,919

		40,730,463

Indiana - 2.3%
Indiana Finance Authority, 1.500%, 5/1/2028 (10)	500,000	500,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.300%, 7/1/2047, Call 6/20/2018 (10)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.380%, 10/15/2019 (5)(10)	8,500,000	8,500,000

		15,000,000
Iowa - 1.5%
City of Altoona, 3.000%, 6/1/2018	220,000	220,000
Iowa Finance Authority, 1.635%, (SIFMA Municipal Swap Index Yield+58 basis points), 2/15/2035 (5)(9)	3,700,000	3,702,886
Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.360%, (SIFMA Municipal Swap Index Yield+300 basis points), 7/1/2047, Call 11/2/2020 (9)	1,500,000	1,500,360
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 7/2/2018	3,500,000	3,499,720
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 7/2/2018	405,000	403,149
Xenia Rural Water District, 2.000%, 12/1/2018	225,000	225,110

		9,551,225
Kentucky - 1.8%
Kentucky Economic Development Finance Authority, 1.500%, 4/1/2031 (10)	4,000,000	4,000,000
Kentucky Rural Water Finance Corp., 3.000%, 11/1/2018	3,000,000	3,015,750
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	547,676
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/1/2033 (10)	1,000,000	991,070
1.250%, 6/1/2033 (10)	1,000,000	991,070
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 10/1/2018	2,500,000	2,506,525

		12,052,091
Louisiana - 1.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	425,000	405,696
Louisiana Public Facilities Authority:
1.280%, 7/1/2021, Call 6/7/2018 (10)	1,155,000	1,155,000
4.000%, 5/15/2019	225,000	229,264
Parish of St. James, 1.140%, 11/1/2040, Call 6/20/2018 (10)	5,000,000	5,000,000

		6,789,960
Maine - 0.0%
City of Portland General Airport Revenue, 5.000%, 1/1/2019	305,000	310,447
Maryland - 0.9%
City of Baltimore:
3.000%, 9/1/2018	250,000	250,805
4.000%, 9/1/2019	350,000	359,188
Maryland Industrial Development Financing Authority, 1.220%, 3/1/2030, Call 6/20/2018 (10)	5,000,000	5,000,000

		5,609,993
Massachusetts - 1.0%
Commonwealth of Massachusetts, 2.040%, (SIFMA Municipal Swap Index Yield+46 basis points), 11/1/2018, Call 7/2/2018 (9)	750,000	750,060
Massachusetts Development Finance Agency, 1.540%, (SIFMA Municipal Swap Index Yield+48 basis points), 7/1/2050, Call 8/1/2019 (9)	500,000	500,865
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 3.012%, 7/1/2018, Call 6/5/2018 (10)(11)	25,000	24,991
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 1.110%, 1/1/2039, Call 6/20/2018 (10)	5,040,000	5,040,000

		6,315,916
Michigan - 0.7%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,259,459
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/2/2018	100,000	100,323
Michigan Finance Authority:
1.867%, (LIBOR 1 Month+54 basis points), 12/1/2039, Call 6/1/2020 (9)	200,000	199,712
5.000%, 11/15/2018	500,000	507,000
5.000%, 11/15/2019	400,000	417,204

Michigan State Hospital Finance Authority, 1.500%, 11/1/2027 (10)	850,000	839,715
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 7/2/2018	785,000	786,233
4.000%, 5/1/2021, Call 7/2/2018	600,000	600,918
White Cloud Public Schools, Q-SBLF, 4.000%, 5/1/2019	175,000	178,339

		4,888,903
Minnesota - 0.4%
Housing & Redevelopment Authority of the City of St. Paul:
2.000%, 11/15/2018	805,000	806,103
3.000%, 11/15/2019	600,000	610,062
Minnesota Rural Water Finance Authority, Inc., 1.050%, 3/1/2019	1,350,000	1,338,957

		2,755,122
Mississippi - 1.0%
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,636,156
Mississippi Hospital Equipment & Facilities Authority, 2.050%, 9/1/2022 (5)(10)	1,000,000	999,940
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 12/1/2018	1,000,000	997,670

		6,633,766
Missouri - 0.5%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	224,318
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	205,000	211,753
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 3.063%, 12/1/2022, Call 6/20/2018 (10)(11)	1,750,000	1,722,105
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018	1,000,000	1,003,690

		3,161,866
Nebraska - 0.8%
Central Plains Energy Project, 5.000%, 6/1/2018	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates, 1.130%, 11/1/2048, Call 11/1/2025 (5)(10)	2,995,000	2,995,000

		4,995,000
Nevada - 0.1%
City of Carson City, 5.000%, 9/1/2019	345,000	357,103
New Jersey - 7.2%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,024,110
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	5,500,000	5,518,975
New Jersey Economic Development Authority:
1.350%, 11/1/2040, Call 6/20/2018 (10)	4,600,000	4,600,000
1.350%, 11/1/2040, Call 6/20/2018 (10)	5,665,000	5,665,000
1.380%, 11/1/2031, Call 6/20/2018 (10)	4,995,000	4,995,000
New Jersey Health Care Facilities Financing Authority:
1.200%, 7/1/2028, Call 6/6/2018 (10)	300,000	300,000
1.350%, 7/1/2038, Call 6/20/2018 (10)	3,400,000	3,400,000
New Jersey Transportation Trust Fund Authority:
2.060%, (SIFMA Municipal Swap Index Yield+100 basis points), 6/15/2034, Call 6/15/2019 (9)	5,000,000	5,005,400
5.000%, 6/15/2019	4,500,000	4,627,665
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	254,687
New Jersey Turnpike Authority:
1.675%, (SIFMA Municipal Swap Index Yield+34 basis points), 1/1/2021 (9)	1,750,000	1,750,000
1.815%, (SIFMA Municipal Swap Index Yield+48 basis points), 1/1/2022 (9)	750,000	751,800
Tender Option Bond Trust Receipts/Certificates:
1.180%, 7/1/2042, Call 7/1/2027 (5)(10)	2,500,000	2,500,000
1.190%, 7/1/2025 (5)(10)	2,000,000	2,000,000
1.210%, 7/1/2025 (5)(10)	2,175,000	2,175,000
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,537,952

		47,105,589
New Mexico - 1.3%
County of Bernalillo, 1.400%, 3/1/2020 (10)	2,875,000	2,860,510
New Mexico Municipal Energy Acquisition Authority, 2.028%, (SIFMA Municipal Swap Index Yield+75 basis points), 11/1/2039, Call 2/1/2019 (9)	5,500,000	5,506,600

		8,367,110

New York - 7.6%
Albany Industrial Development Agency, 1.260%, 7/1/2032, Call 6/7/2018 (10)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2031 (10)	775,000	774,116
City of New York, AGC, 1.850%, 10/1/2021, Call 6/4/2018 (10)(11)	100,000	100,000
Long Island Power Authority, 1.985%, (SIFMA Municipal Swap Index Yield+65 basis points), 5/1/2033, Call 7/2/2018 (9)	1,600,000	1,600,000
Metropolitan Transportation Authority:
1.510%, (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2044 (9)	3,000,000	2,994,210
1.828%, (LIBOR 1 Month+55 basis points), 11/1/2030 (9)	3,000,000	3,001,620
1.978%, (SIFMA Municipal Swap Index Yield+70 basis points), 11/1/2031 (9)	3,500,000	3,521,630
5.000%, 11/15/2030, Call 11/15/2019 (10)	600,000	627,474
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.050%, 8/1/2022, Call 6/20/2018 (10)	4,320,000	4,320,000
1.050%, 8/1/2023, Call 6/20/2018 (10)	6,550,000	6,550,000
New York State Dormitory Authority, 4.000%, 12/1/2018 (5)	1,000,000	1,007,130
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.350%, Call 6/20/2018 (5)(10)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 0.970%, 3/1/2022, Call 6/20/2018 (5)(10)	6,000,000	6,000,000
State of New York Mortgage Agency, 1.080%, 4/1/2047, Call 6/20/2018 (10)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.160%, 11/15/2044, Call 6/6/2018 (5)(10)	2,559,000	2,559,000
Triborough Bridge & Tunnel Authority, 1.978%, (SIFMA Municipal Swap Index Yield+70 basis points), 1/1/2032 (9)	4,935,000	4,971,766

		50,266,946
North Carolina - 0.9%
County of New Hanover, 1.080%, 10/1/2038, Call 6/20/2018 (10)	1,875,000	1,875,000
North Carolina Medical Care Commission:
1.110%, 11/1/2034, Call 6/20/2018 (10)	3,000,000	3,000,000
1.380%, 6/1/2029, Call 6/1/2020 (5)(10)	1,000,000	1,000,000

		5,875,000
North Dakota - 0.2%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	600,508
City of Williston, AGM, 2.650%, 11/1/2020, Call 7/2/2018	655,000	655,504

		1,256,012
Ohio - 6.5%
City of Akron, 3.000%, 12/12/2018	4,000,000	4,023,560
City of Cuyahoga Falls, 1.750%, 8/8/2018	3,220,000	3,220,708
City of Fairborn, 2.250%, 3/21/2019	2,887,000	2,898,461
City of Grove City, 2.500%, 3/7/2019	4,000,000	4,019,960
City of Lakewood, 2.500%, 3/28/2019	4,000,000	4,022,760
County of Richland, 3.250%, 2/1/2019	695,000	700,991
Dublin City School District, 2.500%, 4/18/2019	4,500,000	4,524,615
FHLMC Multifamily VRD Certificates, 1.360%, (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (9)	3,500,000	3,500,000
Lancaster Port Authority, 1.998%, (SIFMA Municipal Swap Index Yield+110 basis points), 5/1/2038, Call 2/1/2019 (9)	5,000,000	5,007,400
Ohio Higher Educational Facility Commission:
2.250%, 9/1/2033, Call 9/1/2018 (10)	460,000	460,396
5.000%, 12/1/2018	500,000	508,215
Rib Floater Trust Various States, 1.240%, 11/15/2048, Call 7/2/2018 (5)(10)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.210%, 8/1/2024 (5)(10)	5,580,000	5,580,000

		42,467,066
Oklahoma - 0.2%
Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	530,441
Oklahoma Municipal Power Authority, 1.860%, (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2023, Call 7/2/2018 (9)	110,000	110,044
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,002,540

		1,643,025
Oregon - 0.6%
County of Gilliam, 1.500%, 10/1/2018	1,000,000	998,240
Port of Morrow, 1.130%, 2/1/2027, Call 6/20/2018 (10)	3,210,000	3,210,000

		4,208,240

Pennsylvania - 5.1%
Bethlehem Area School District, SAW, 1.866%, (SIFMA Municipal Swap Index Yield+48 basis points), 7/1/2031, Call 11/2/2020 (9)	3,000,000	3,000,840
City of Philadelphia, 4.000%, 8/1/2018	2,000,000	2,007,800
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,053,670
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 10/1/2018	1,850,000	1,844,006
Manheim Township School District, 1.767%, (LIBOR 1 Month+47 basis points), 5/1/2025, Call 5/1/2021 (9)	2,000,000	2,013,300
Montgomery County Higher Education & Health Authority:
1.780%, 9/1/2050, Call 6/1/2018 (10)	3,000,000	3,000,000
1.780%, (SIFMA Municipal Swap Index Yield+72 basis points), 9/1/2051, Call 9/1/2019 (9)	2,500,000	2,500,300
Montgomery County Industrial Development Authority, AGC, 1.000%, 11/15/2029, Call 6/1/2018 (10)	1,500,000	1,500,000
North Penn Water Authority, 1.778%, (SIFMA Municipal Swap Index Yield+50 basis points), 11/1/2024, Call 5/1/2019 (9)	2,000,000	2,000,000
Northampton County General Purpose Authority, 1.000%, (SIFMA Municipal Swap Index Yield+104 basis points), 8/15/2048, Call 2/15/2023 (7)(9)	1,000,000	1,002,500
Old Forge School District, BAM SAW, 2.000%, 5/1/2019	500,000	499,785
Pennsylvania Economic Development Financing Authority, 2.125%, 11/1/2021 (10)	3,000,000	2,997,150
Pennsylvania Turnpike Commission:
1.740%, (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 7/2/2018 (9)	6,000,000	6,002,220
1.940%, (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (9)	1,800,000	1,819,944
2.210%, (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (9)	2,225,000	2,250,321

		33,491,836
South Carolina - 0.5%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	260,538
South Carolina Jobs-Economic Development Authority, 2.250%, 5/1/2019, Call 11/1/2018 (5)	3,000,000	2,985,000

		3,245,538
Tennessee - 0.8%
County of Monroe, 1.200%, 6/15/2019, Call 12/15/2018	1,250,000	1,245,000
Knox County Health Educational & Housing Facility Board, 1.150%, 8/1/2018	1,000,000	999,390
Tender Option Bond Trust Receipts/Certificates, 1.210%, 7/1/2046, Call 6/6/2018 (5) (10)	3,100,000	3,100,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	70,000	70,666

		5,415,056
Texas - 7.9%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	406,564
Bexar County Health Facilities Development Corp.:
5.000%, 7/15/2019	125,000	128,744
5.000%, 7/15/2020	175,000	184,172
City of Lewisville, AGM, 4.000%, 9/1/2018	340,000	341,883
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,014,940
Cypress-Fairbanks Independent School District, PSF, 2.000%, 2/15/2027 (10)	2,000,000	2,001,740
Deer Park Independent School District, PSF, 3.000%, 10/1/2042 (10)	2,000,000	2,029,140
Denton County Fresh Water Supply District No. 7, AGM, 2.000%, 2/15/2019	240,000	240,362
Goose Creek Consolidated Independent School District, PSF:
1.180%, 2/15/2035 (10)	1,800,000	1,785,132
1.350%, 2/15/2040 (10)	700,000	699,713
Harris County Cultural Education Facilities Finance Corp., 0.890%, 9/1/2031, Call 6/20/2018 (10)	2,150,000	2,150,000
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	290,125
2.000%, 9/1/2019	295,000	295,068
Houston Independent School District, PSF, 3.000%, 6/1/2039 (10)	2,640,000	2,640,000
Irving Hospital Authority, 2.160%, (SIFMA Municipal Swap Index Yield+110 basis points), 10/15/2044, Call 4/15/2023 (9)	1,000,000	999,980
Northside Independent School District, PSF:
2.000%, 8/1/2044 (10)	4,000,000	4,005,440
2.125%, 8/1/2040, Call 8/1/2018 (10)	1,900,000	1,900,209

Rib Floater Trust Various States, 1.380%, 6/1/2032	6,000,000	6,000,000
Spring Branch Independent School District, PSF, 3.000%, 6/15/2041 (10)	4,000,000	4,045,840
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 6/21/2018	1,290,000	1,290,000
5.250%, 8/15/2028, Call 8/15/2018	230,000	231,640
Tender Option Bond Trust Receipts/Certificates:
1.130%, 8/15/2027, Call 8/15/2022 (5) (10)	3,600,000	3,600,000
1.260%, 7/1/2021 (5) (10)	11,950,000	11,950,000
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	123,308
Travis County Health Facilities Development Corp., 5.250%, 1/1/2047, Call 1/1/2020 (10)	3,400,000	3,611,106

		51,965,106
Utah - 0.6%
County of Utah, 1.080%, 5/15/2051, Call 6/20/2018 (10)	1,400,000	1,400,000
Tender Option Bond Trust Receipts/Certificates, 1.240%, 1/1/2025 (5) (10)	2,500,000	2,500,000

		3,900,000
Virginia - 0.7%
Newport News Redevelopment & Housing Authority, FHA/GNMA, 1.200%, 4/1/2019	3,500,000	3,471,265
Peninsula Ports Authority, 1.550%, 10/1/2033 (10)	1,000,000	997,120

		4,468,385
Washington - 2.4%
County of Skagit, 2.000%, 12/1/2018	485,000	485,970
Tender Option Bond Trust Receipts/Certificates:
1.210%, 6/15/2033, Call 6/1/2019 (5)(10)	5,050,000	5,050,000
1.230%, 1/1/2035 (5)(10)	5,000,000	5,000,000
Washington Health Care Facilities Authority, 2.427%, (SIFMA Municipal Swap Index Yield+110 basis points), 1/1/2042, Call 1/1/2022 (9)	450,000	455,301
Washington Higher Education Facilities Authority, 1.080%, 10/1/2029, Call 6/20/2018 (10)	4,450,000	4,450,000
WBRP 3.2, 5.000%, 1/1/2019	500,000	509,745

		15,951,016
Wisconsin - 1.8%
County of Langlade, 2.000%, 10/1/2018	100,000	100,157
Hilbert School District, 2.100%, 4/1/2019, Call 7/2/2018	1,580,000	1,580,126
Public Finance Authority:
2.300%, 10/1/2019, Call 4/1/2019	1,500,000	1,493,805
5.000%, 11/15/2018	565,000	573,853
5.000%, 11/15/2019	440,000	460,535
Tender Option Bond Trust Receipts/Certificates, 1.130%, 11/15/2044 (5)(10)	3,900,000	3,900,000
Town of Freedom, 2.000%, 10/1/2018, Call 7/2/2018	1,170,000	1,170,152
Town of Salem, 1.375%, 11/1/2018, Call 7/2/2018	1,690,000	1,684,998
Wisconsin Health & Educational Facilities Authority:
5.000%, 2/15/2019	455,000	465,001
5.000%, 8/15/2021, Call 8/15/2018	150,000	151,041

		11,579,668
Wyoming - 0.8%
County of Converse, 1.130%, 12/1/2020, Call 6/20/2018 (10)	5,000,000	5,000,000

Total Municipals (identified cost $616,568,765)		616,533,016

Short-Term Investments - 4.3%

Mutual Funds - 0.1%
BMO Government Money Market Fund - Premier Class, 1.581% (4)	417,363	417,363

Short-Term Municipals - 4.2%

Colorado - 0.1%
Colorado Health Facilities Authority, 5.000%, 6/1/2018	500,000	500,000
Florida - 0.4%
City of Jacksonville, 1.640%, 6/11/2018	2,500,000	2,500,000
Georgia - 0.2%
Georgia State Road & Tollway Authority, 5.000%, 6/1/2018	1,000,000	1,000,000

Illinois - 0.1%
Chicago Transit Authority, 2.000%, 6/1/2018	175,000	175,000
Illinois Finance Authority, 3.000%, 6/1/2018	300,000	300,000
Kendall Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2018	360,000	361,350

		836,350
Indiana - 0.4%
Union Township School Corp., 2.500%, 12/31/2018	2,900,000	2,910,178
Massachusetts - 0.3%
City of Pittsfield, 2.500%, 2/1/2019	2,264,752	2,275,781
Nevada - 0.1%
City of Carson City, 5.000%, 9/1/2018	460,000	463,225
New York - 0.1%
County of Nassau, 3.000%, 9/18/2018	500,000	502,325
Ohio - 0.4%
Township of Union, 2.000%, 9/6/2018	2,350,000	2,353,243
Oregon - 0.3%
State of Oregon, 5.000%, 9/28/2018	2,000,000	2,022,960
South Carolina - 0.1%
Lexington County Health Services District, Inc., 5.000%, 11/1/2018	500,000	506,635
Texas - 1.5%
Bexar County Health Facilities Development Corp., 4.000%, 7/15/2018	125,000	125,284
State of Texas, 4.000%, 8/30/2018	10,000,000	10,065,200

		10,190,484
Wisconsin - 0.2%
Two Rivers Public School District, 1.500%, 9/28/2018	1,470,000	1,470,176

Total Short-Term Investments (identified cost $27,974,327)		27,948,720

Total Investments - 98.1% (identified cost $644,543,092)		644,481,736
Other Assets and Liabilities - 1.9%		12,473,250

Total Net Assets - 100.0%		$656,954,986

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.1%

Alabama - 3.6%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,007,960
Black Belt Energy Gas District:
2.178%, (SIFMA Municipal Swap Index Yield+90 basis points), 12/1/2048, Call 9/1/2023 (9)	1,000,000	1,000,000
4.000%, 7/1/2046, Call 3/1/2021 (10)	1,000,000	1,051,250
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,091,440
County of Jefferson Sewer Revenue, AGM, 3.845%, (LIBOR 1 Month+0 basis points), 2/1/2042, Call 6/7/2018 (9)	259,832	231,292
Industrial Development Board of the City of Mobile, 1.270%, 6/1/2034, Call 6/20/2018 (10)	1,000,000	1,000,000
Southeast Alabama Gas District, 2.185%, (LIBOR + 1 Month+90 basis points), 4/1/2049, Call 1/1/2024 (7)(9)	1,000,000	1,000,010
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	213,090
5.000%, 8/1/2021	175,000	190,818

		6,785,860
Alaska - 0.8%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,012,500
City of Valdez, 5.000%, 1/1/2021	500,000	535,505

		1,548,005
Arizona - 2.2%
Arizona Health Facilities Authority:
2.910%, (SIFMA Municipal Swap Index Yield+185 basis points), 2/1/2048, Call 8/9/2019 (9)	250,000	254,027
2.910%, (SIFMA Municipal Swap Index Yield+185 basis points), 2/1/2048, Call 8/9/2019 (9)	250,000	254,028
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	493,207
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2019 (12)	100,000	104,051
Coconino County Pollution Control Corp., 1.600%, 3/1/2039 (10)	750,000	741,540
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	25,137
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	85,000	84,222
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	750,000	787,560
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	430,000	425,597
2.875%, 7/1/2021 (5)	260,000	258,747
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	260,577
State of Arizona Lottery Revenue, AGM, 5.000%, 7/1/2018	500,000	501,210

		4,189,903
Arkansas - 0.6%
Arkansas Development Finance Authority, 2.130%, 9/1/2044, Call 6/1/2018 (10)	750,000	750,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	110,000	109,948
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	261,359
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	75,000	74,812

		1,196,119
California - 9.9%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	531,805
Bay Area Toll Authority, 2.160%, (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2045, Call 10/1/2023 (9)	500,000	514,820
California Health Facilities Financing Authority, NATL-RE:
2.415%, 7/15/2018, Call 6/14/2018 (10)(11)	100,000	99,923
2.548%, 7/1/2022, Call 6/20/2018 (10)(11)	500,000	485,130

California Housing Finance Agency, AGM, 4.375%, 2/1/2037, Call 6/7/2018 (10)(11)	10,000	10,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,095,290
California Public Finance Authority:
5.000%, 10/15/2021	350,000	376,411
5.000%, 10/15/2022	300,000	328,086
California School Finance Authority, 4.000%, 8/1/2018 (5)	300,000	300,909
California State Public Works Board:
5.000%, 4/1/2020	320,000	339,248
5.000%, 11/1/2020, Call 11/1/2019	35,000	36,650
5.125%, 10/1/2022, Call 10/1/2019	245,000	256,669
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	224,094
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	765,645
California Statewide Communities Development Authority, NATL-RE, 4.850%, 4/1/2028 (10)(11)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	723,154
Chino Redevelopment Agency Successor Agency, AMBAC, 4.000%, 9/1/2019, Call 7/2/2018	250,000	250,390
City of Redding Electric System Revenue, NATL-RE, 2.912%, 7/1/2022 (10)(11)	150,000	147,026
County of San Joaquin, 4.000%, 4/1/2019	225,000	229,217
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	502,895
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	970,489
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,101,210
Northern California Gas Authority No. 1, 2.176%, (LIBOR 3 Month+63 basis points), 7/1/2019 (9)	1,040,000	1,039,948
Palomar Health, 5.000%, 11/1/2022	375,000	408,330
Rib Floater Trust Various States, 1.220%, 3/1/2042, Call 7/2/2018 (5)(10)	2,000,000	2,000,000
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	434,026
State of California, 2.167%, (SIFMA Municipal Swap Index Yield+83 basis points), 12/1/2029, Call 7/2/2018 (9)	610,000	610,274
State of California, AGM:
1.300%, 8/1/2027 (5)(10)	500,000	500,000
1.300%, 8/1/2027 (5)(10)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.210%, 8/1/2022 (5)(10)	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates, AGM, 1.140%, 11/15/2049, Call 11/15/2024 (5)(10)	1,000,000	1,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2041, Call 8/1/2018 (10)	220,000	220,526

		18,577,165
Colorado - 4.6%
Auraria Higher Education Center, 6.000%, 5/1/2019	178,000	184,867
City of Burlington Water & Sewer Revenue, AGM, 3.000%, 11/1/2019	100,000	100,714
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	590,000	591,056
5.000%, 10/1/2021	1,000,000	1,090,950
Colorado Health Facilities Authority:
1.700%, 7/1/2034, Call 7/1/2019 (5)(10)	1,000,000	1,000,000
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	973,650
4.000%, 12/1/2018	250,000	252,580
4.500%, 2/1/2019	250,000	253,780
5.000%, 5/15/2021	325,000	347,084
5.000%, 6/1/2021	250,000	268,430
5.000%, 5/15/2022	250,000	270,705
5.000%, 6/1/2022	250,000	273,205
County of Montrose:
4.000%, 12/1/2018	175,000	176,626
4.000%, 12/1/2019	200,000	206,058
E-470 Public Highway Authority, 2.377%, (LIBOR 1 Month+105 basis points), 9/1/2039, Call 3/1/2021 (9)	575,000	580,439
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	530,760
Tender Option Bond Trust Receipts/Certificates, 1.170%, 12/1/2032, Call 12/1/2022 (5)(10)	500,000	500,000
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/1/2021 (10)	750,000	814,350
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	129,994

		8,545,248

Connecticut - 0.5%
State of Connecticut:
1.940%, (SIFMA Municipal Swap Index Yield+88 basis points), 8/15/2018 (10)	250,000	250,415
1.980%, (SIFMA Municipal Swap Index Yield+92 basis points), 9/15/2019 (10)	115,000	115,780
5.000%, 3/15/2021	500,000	533,910

		900,105
Delaware - 0.0%
Delaware State Housing Authority, GNMA/FNMA/FHLMC, 4.800%, 1/1/2023, Call 7/2/2018	90,000	90,160
Florida - 5.6%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	527,290
5.000%, 4/1/2021	400,000	430,048
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	488,129
5.000%, 11/1/2022	350,000	390,950
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	313,081
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	26,445
Columbia County School Board, 5.000%, 7/1/2019	920,000	949,698
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	433,492
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	106,662
County of Okeechobee, 1.550%, 7/1/2039 (10)	915,000	885,198
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	321,849
Escambia County Health Facilities Authority, AGC, 1.000%, 11/15/2029, Call 6/1/2018 (10)	300,000	300,000
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	55,000	56,360
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	342,638
5.000%, 6/1/2021	300,000	323,289
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	42,406
Pinellas County Health Facilities Authority, NATL-RE, 2.625%, 11/15/2023, Call 6/20/2018 (10)(11)	150,000	150,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	539,460
School Board of Miami-Dade County:
1.290%, 9/25/2024, Call 8/1/2018 (5)(10)	1,650,000	1,650,000
5.000%, 5/1/2019	225,000	231,392
School Board of Miami-Dade County, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	100,549
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,034,450
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5)	250,000	255,822
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	248,517
5.000%, 7/1/2020	300,000	317,757

		10,465,482
Georgia - 4.4%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	522,025
City of Atlanta:
5.000%, 1/1/2021	250,000	267,298
5.000%, 1/1/2022	700,000	764,498
City of Atlanta Water & Wastewater Revenue:
2.828%, (SIFMA Municipal Swap Index Yield+150 basis points), 11/1/2038, Call 7/2/2018 (9)	250,000	250,175
6.000%, 11/1/2029, Call 11/1/2019	290,000	307,151
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	160,629
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	439,849
Gainesville & Hall County Hospital Authority:
2.010%, (SIFMA Municipal Swap Index Yield+95 basis points), 8/15/2035, Call 8/22/2019 (9)	350,000	351,988
5.000%, 2/15/2021	700,000	752,941
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,357,612
Main Street Natural Gas, Inc.:
2.029%, (LIBOR 1 Month+83 basis points), 4/1/2048, Call 6/1/2023 (9)	1,000,000	995,510

2.122%, (SIFMA Municipal Swap Index Yield+83 basis points), 8/1/2048, Call 9/1/2023 (9)	500,000	499,285
5.000%, 3/15/2019	1,000,000	1,024,270
5.250%, 9/15/2018	100,000	100,960
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.190%, 8/15/2049, Call 2/1/2025 (5)(10)	500,000	500,000

		8,294,191
Guam - 0.3%
Guam Government, 5.000%, 12/1/2022	500,000	543,155
Idaho - 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	152,958
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	77,692

		230,650
Illinois - 12.7%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	400,056
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	203,676
5.000%, 1/1/2022	100,000	110,409
5.000%, 1/1/2022	200,000	220,818
Chicago Park District:
5.000%, 1/1/2022	250,000	270,885
5.000%, 1/1/2022	500,000	541,770
Chicago Transit Authority:
5.000%, 6/1/2021	750,000	808,223
5.500%, 6/1/2019, Call 12/1/2018	105,000	106,987
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	897,901
5.000%, 1/1/2022	500,000	545,530
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,088,000
City of Peoria, 3.000%, 1/1/2019	300,000	301,893
City of Waukegan, 5.000%, 12/30/2020	250,000	266,890
Clyde Park District, AGM, 4.250%, 2/1/2019	170,000	171,780
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	167,773
0.000%, 12/1/2019	100,000	95,557
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,046,740
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	260,425
5.000%, 11/15/2021	720,000	785,563
Illinois Finance Authority:
2.685%, (LIBOR 1 Month+62 basis points), 5/1/2036, Call 11/1/2020 (9)	1,000,000	1,004,590
4.000%, 10/1/2018	275,000	276,683
5.000%, 1/1/2021	200,000	212,082
5.000%, 11/15/2021	400,000	435,868
5.000%, 1/1/2022	150,000	161,945
5.000%, 7/15/2022	750,000	834,337
5.000%, 11/15/2022	555,000	615,023
5.000%, 12/1/2022	290,000	313,824
5.500%, 8/15/2018	100,000	100,725
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 7/2/2018	100,000	100,165
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,115,210
Lake County Forest Preserve District, 1.903%, (LIBOR 3 Month+48 basis points), 12/15/2020 (9)	205,000	205,066
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	184,652
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	28,121
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	409,288
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2018	40,000	40,000
5.000%, 6/1/2023	1,000,000	1,121,120

Rib Floater Trust Various States, 1.310%, 12/14/2018, Call 7/15/2018 (5)(10)	1,000,000	1,000,000
Rock Island County Public Building Commission, 3.700%, 12/1/2018	75,000	75,426
State of Illinois:
5.000%, 4/1/2020	100,000	102,839
5.000%, 2/1/2021	240,000	249,610
5.000%, 11/1/2022	2,000,000	2,118,160
Tender Option Bond Trust Receipts/Certificates:
1.160%, 11/1/2039, Call 5/1/2019 (5)(10)	1,000,000	1,000,000
1.210%, 6/15/2020 (5)(10)	955,000	955,000
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	519,650
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,132,455
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	1,000,480
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	110,069

		23,713,264
Indiana - 2.6%
City of Whiting, 1.850%, 6/1/2044 (10)	1,000,000	997,000
Indiana Finance Authority:
1.500%, 5/1/2028 (10)	1,000,000	1,000,000
5.000%, 5/1/2020	100,000	105,859
5.000%, 8/15/2020	250,000	260,437
5.250%, 10/1/2022, Call 10/1/2021	150,000	165,450
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.300%, 7/1/2047, Call 6/20/2018 (10)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	105,909
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	265,480

		4,900,135
Iowa - 1.1%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 7/2/2018	1,000,000	999,920
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 7/2/2018	1,000,000	995,430

		1,995,350
Kansas - 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	446,330
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	98,050
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	200,000	208,352

		752,732
Kentucky - 1.0%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	568,670
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	495,574
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	20,306
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,076
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 7/2/2018	265,000	265,451
Louisville/Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	586,124

		1,941,201
Louisiana - 0.6%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	428,320
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,773
Louisiana Local Government Environmental Facilities & Community Development Authority, 2.035%, (LIBOR 1 Month+70 basis points), 2/1/2049, Call 7/2/2018 (9)	450,000	450,171
Louisiana Public Facilities Authority, AMBAC, 2.548%, 9/1/2027, Call 7/3/2018 (10)(11)	50,000	48,529
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	116,509

		1,048,302
Maine - 0.1%
City of Portland General Airport Revenue:
4.000%, 7/1/2019	130,000	132,848
4.000%, 7/1/2020	110,000	114,334

		247,182

Maryland - 1.3%
City of Baltimore:
2.627%, 7/1/2037, Call 6/6/2018 (10)(11)	25,000	22,505
5.000%, 9/1/2022	500,000	552,325
City of Baltimore, NATL-RE, 3.140%, 7/1/2020 (10)(11)	50,000	49,509
City of Rockville, 5.000%, 11/1/2022	500,000	544,010
Howard County Housing Commission, 2.310%, (SIFMA Municipal Swap Index Yield+125 basis points), 7/1/2034, Call 6/20/2018 (9)	245,000	245,127
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	20,000	20,588
Maryland Industrial Development Financing Authority, 1.220%, 3/1/2030, Call 6/20/2018 (10)	1,000,000	1,000,000

		2,434,064
Massachusetts - 1.0%
Massachusetts, 1.700%, 8/1/2043 (10)	1,000,000	982,570
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	225,000	230,359
5.000%, 7/1/2021	280,000	301,795
5.000%, 7/1/2022	315,000	346,223

		1,860,947
Michigan - 1.7%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	304,179
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/2/2018	200,000	200,646
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2018	200,000	201,912
5.000%, 10/1/2019	250,000	258,220
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	627,671
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	160,169
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	158,754
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	543,431
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	204,320
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	310,227
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 7/2/2018	270,000	270,413

		3,239,942
Minnesota - 0.3%
Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	548,495
Mississippi - 0.8%
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	160,657
Mississippi Hospital Equipment & Facilities Authority, 2.050%, 9/1/2022 (5)(10)	900,000	899,946
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 12/1/2018	500,000	498,835

		1,559,438
Missouri - 2.5%
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2022	250,000	270,983
5.000%, 2/1/2024, Call 2/1/2021	250,000	263,525
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 6/21/2018	1,000,000	998,590
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	210,000	216,917
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 3.063%, 12/1/2022, Call 6/20/2018 (10)(11)	805,000	792,168
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,026,060
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018	600,000	602,214
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	534,550

		4,705,007
Nebraska - 1.1%
Tender Option Bond Trust Receipts/Certificates, 1.130%, 11/1/2048, Call 11/1/2025 (5)(10)	2,000,000	2,000,000
Nevada - 0.3%
City of Carson City, 5.000%, 9/1/2022	500,000	551,475

New Jersey - 3.5%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	629,436
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	1,500,000	1,505,175
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	427,868
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	20,053
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	878,361
5.125%, 7/1/2019, Call 7/1/2018	130,000	130,355
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	360,000	373,032
5.000%, 6/1/2018	100,000	100,000
New Jersey Transportation Trust Fund Authority:
2.060%, (SIFMA Municipal Swap Index Yield+100 basis points), 6/15/2034, Call 6/15/2019 (9)	475,000	475,513
4.000%, 12/15/2019	75,000	76,952
5.000%, 6/15/2019	150,000	154,256
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	261,683
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	141,542
5.500%, 12/15/2020	10,000	10,724
South Jersey Port Corp., 5.000%, 1/1/2019	340,000	344,893
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,098,400

		6,628,243
New Mexico - 0.9%
City of Farmington, 1.875%, 4/1/2029 (10)	1,000,000	992,080
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.300%, 9/1/2040, Call 9/1/2019	15,000	15,558
New Mexico Municipal Energy Acquisition Authority, 2.028%, (SIFMA Municipal Swap Index Yield+75 basis points), 11/1/2039, Call 2/1/2019 (9)	650,000	650,780

		1,658,418
New York - 9.1%
BB&T Municipal Trust, 1.860%, (FCPR DLY+66 basis points), 11/15/2019 (5)(10)	179,062	179,496
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,010,980
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	413,144
Long Island Power Authority, 1.985%, (SIFMA Municipal Swap Index Yield+65 basis points), 5/1/2033, Call 7/2/2018 (9)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.000%, 11/1/2029, Call 6/20/2018 (10)	1,200,000	1,200,000
1.050%, 8/1/2022, Call 6/20/2018 (10)	700,000	700,000
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,002,670
5.000%, 12/15/2019	495,000	520,111
5.000%, 12/1/2022 (5)	600,000	653,232
5.250%, 2/15/2024, Call 2/15/2019	380,000	389,622
5.250%, 2/15/2024, Call 2/15/2019	20,000	20,492
New York State Dormitory Authority, NATL-RE, 3.250%, 7/1/2029, Call 6/4/2018 (10)(11)	550,000	550,000
New York State Energy Research & Development Authority, 2.000%, 6/1/2029 (10)	350,000	347,855
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,030,250
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.350%, Call 6/20/2018 (5)(10)	1,500,000	1,500,000
RBC Municipal Products, Inc. Trust, 0.970%, 3/1/2022, Call 6/20/2018 (5)(10)	1,700,000	1,700,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	600,000	625,254
Tender Option Bond Trust Receipts/Certificates, 1.160%, 11/15/2044, Call 6/6/2018 (5)(10)	300,000	300,000
Town of Oyster Bay, 3.500%, 6/1/2018	500,000	500,000
Triborough Bridge & Tunnel Authority, 1.978%, (SIFMA Municipal Swap Index Yield+70 basis points), 1/1/2032 (9)	1,000,000	1,007,450
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,078,830
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,233,563

		16,962,949
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	50,000	51,248
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (10)(11)	600,000	540,312
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	385,948

		977,508

North Dakota - 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	252,257
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	105,000	107,859

		360,116
Ohio - 3.5%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	870,511
City of Akron, 3.000%, 12/12/2018	1,000,000	1,005,890
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2019	600,000	610,368
City of Harrison, 2.000%, 10/1/2018	60,000	60,051
County of Hamilton:
4.000%, 1/1/2021	445,000	460,637
5.000%, 1/1/2022	465,000	499,726
FHLMC Multifamily VRD Certificates, 1.360%, (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (9)	1,345,000	1,345,000
Lancaster Port Authority, 1.898%, (LIBOR 1 Month+135 basis points), 8/1/2019, Call 2/1/2019 (9)	195,000	195,160
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	70,000	72,005
Rib Floater Trust Various States, 1.240%, 11/15/2048, Call 7/2/2018 (5)(10)	1,000,000	1,000,000
University of Toledo, 5.000%, 6/1/2020	375,000	397,463

		6,516,811
Oklahoma - 0.1%
Oklahoma Municipal Power Authority, 1.860%, (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2023, Call 7/2/2018 (9)	115,000	115,046
Oregon - 0.5%
Port of Morrow, 1.130%, 2/1/2027, Call 6/20/2018 (10)	1,000,000	1,000,000
Pennsylvania - 4.6%
Allegheny County Hospital Development Authority:
2.300%, (LIBOR 3 Month+72 basis points), 2/1/2021, Call 8/1/2018 (9)	80,000	80,283
5.375%, 8/15/2029, Call 8/15/2019	225,000	234,452
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	276,260
Berks County Municipal Authority, 2.560%, (SIFMA Municipal Swap Index Yield+150 basis points), 11/1/2039, Call 6/18/2018 (9)	350,000	357,088
City of Philadelphia, 5.250%, 8/1/2018	100,000	100,586
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,386
5.125%, 8/1/2025, Call 8/1/2019	90,000	93,381
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,096,410
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	617,316
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	120,576
Delaware Valley Regional Finance Authority, AMBAC, 5.500%, 8/1/2018	130,000	130,797
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	214,272
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	299,116
Montgomery County Higher Education & Health Authority, 1.780%, 9/1/2050, Call 6/1/2018 (10)	1,000,000	1,000,000
North Penn Water Authority, 1.778%, (SIFMA Municipal Swap Index Yield+50 basis points), 11/1/2024, Call 5/1/2019 (9)	800,000	800,000
Northampton County General Purpose Authority:
1.000%, (SIFMA Municipal Swap Index Yield+104 basis points), 8/15/2048, Call 2/15/2023 (7)(9)	1,000,000	1,002,500
2.460%, (LIBOR 1 Month+104 basis points), 8/15/2043, Call 2/15/2020 (9)	150,000	151,940
Pennsylvania Economic Development Financing Authority:
2.125%, 11/1/2021 (10)	500,000	499,525
5.000%, 3/1/2020	200,000	210,426
Pennsylvania Turnpike Commission:
1.740%, (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 7/2/2018 (9)	90,000	90,033
1.940%, (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (9)	325,000	328,601
2.040%, (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (9)	80,000	81,378
2.210%, (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (9)	600,000	606,828

School District of Philadelphia, BHAC SAW, 5.000%, 9/1/2018	65,000	65,486
State Public School Building Authority, AGM, 5.375%, 10/1/2023, Call 10/1/2018	160,000	161,903

		8,629,543
Rhode Island - 0.1%
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	276,166
South Carolina - 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,046,130
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	130,392
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	220,502
Public Building Authority of Sevier County, AMBAC County Guarantee, 1.020%, 6/1/2018 (10)(11)	50,000	49,999
Tender Option Bond Trust Receipts/Certificates, 1.210%, 7/1/2046, Call 6/6/2018 (5)(10)	900,000	900,000
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (10)	1,000,000	1,067,430
5.250%, 9/1/2020	10,000	10,668
5.250%, 9/1/2021	55,000	59,984

		2,438,975
Texas - 6.7%
City of The Colony, 6.000%, 2/15/2019	795,000	819,136
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	170,334
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	252,857
Crane County Water District, 3.000%, 2/15/2021	605,000	619,193
Harris County Cultural Education Facilities Finance Corp., 1.890%, (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (10)	350,000	352,944
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	237,085
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,031,160
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	500,000	495,420
4.000%, 11/15/2021	615,000	632,085
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	257,095
North Texas Higher Education Authority, Inc., 3.212%, (LIBOR 3 Month+90 basis points), 7/1/2030 (10)	110,000	110,365
North Texas Tollway Authority:
1.730%, (SIFMA Municipal Swap Index Yield+67 basis points), 1/1/2038, Call 7/1/2019 (9)	350,000	350,448
1.860%, (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2050, Call 7/2/2018 (9)	250,000	250,028
5.000%, 1/1/2022	250,000	275,568
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 8/1/2018 (10)	695,000	695,076
Panhandle-Plains Higher Education Authority, Inc., 3.562%, (LIBOR 3 Month+125 basis points), 4/1/2035, Call 10/1/2022 (9)	250,000	253,675
Rib Floater Trust Various States, 1.380%, 6/1/2032	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 6/21/2018	190,000	190,000
5.000%, 5/15/2021	500,000	527,855
5.000%, 11/15/2022	1,000,000	1,097,080
Tender Option Bond Trust Receipts/Certificates, 1.260%, 7/1/2021 (5)(10)	1,500,000	1,500,000
Texas State University System, 5.000%, 3/15/2022	350,000	387,635

		12,505,039
Utah - 0.2%
Salt Lake City Corp., AMBAC, 1.160%, 5/15/2020, Call 6/20/2018 (10)(11)	400,000	400,000
Vermont - 0.2%
City of Burlington Airport Revenue, AGM:
5.000%, 7/1/2018	250,000	250,607
5.000%, 7/1/2019	100,000	103,217

		353,824

Virginia - 0.6%
Henrico County Economic Development Authority, AGM, 3.250%, 8/23/2027, Call 6/20/2018 (10)(11)	1,200,000	1,200,000
Washington - 1.0%
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	370,588
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	75,000	75,483
State of Washington, 5.000%, 2/1/2022	1,000,000	1,107,540
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	343,283

		1,896,894
West Virginia - 0.7%
West Virginia Commissioner of Highways, 5.000%, 9/1/2018	1,250,000	1,260,350
Wisconsin - 2.7%
Hilbert School District, 2.100%, 4/1/2019, Call 7/2/2018	1,000,000	1,000,080
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	500,000	504,695
5.000%, 11/15/2021	610,000	666,608
5.000%, 11/15/2022	500,000	555,190
State of Wisconsin:
5.000%, 9/1/2020	175,000	187,364
5.000%, 3/1/2021	300,000	325,224
Tender Option Bond Trust Receipts/Certificates, 1.130%, 11/15/2044 (5)(10)	300,000	300,000
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	106,496
4.000%, 8/15/2018	300,000	301,740
5.000%, 3/1/2020	200,000	207,836
5.000%, 8/15/2020	260,000	277,142
5.000%, 8/15/2022	200,000	223,094
5.000%, 8/15/2023	205,000	232,714
5.500%, 12/15/2020, Call 12/15/2019	80,000	84,199

		4,972,382

Total Municipals (identified cost $182,118,150)		182,061,971
Mutual Funds - 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	86,614	871,336

Total Mutual Funds (identified cost $873,882)		871,336

Short-Term Investments - 0.0%

Mutual Funds - 0.0%
BMO Government Money Market Fund - Premier Class, 1.581% (4)	17,684	17,684

Total Short-Term Investments (identified cost $17,684)		17,684

Total Investments - 97.6% (identified cost $183,009,716)		182,950,991
Other Assets and Liabilities - 2.4%		4,426,388

Total Net Assets - 100.0%		$187,377,379

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 21.1%

Automobiles - 8.9%
American Credit Acceptance Receivables Trust, Class D, (Series 2015-1), 5.450%, 5/12/2022 (5)	$2,500,000	$2,514,295
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	337,030	334,761
Flagship Credit Auto Trust, Class A, (Series 2016-1), 2.770%, 12/15/2020 (5)	418,866	419,034
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,264,000	1,256,778
Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	991,280
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,634,995
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	981,348
Hertz Vehicle Financing II LP, Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	2,500,000	2,479,089
Mercedes-Benz Auto Lease Trust, Class A3, (Series 2017-A), 1.790%, 4/15/2020	2,400,000	2,384,978
Nissan Auto Receivables Owner Trust, Class A3, (Series 2017-B), 1.750%, 10/15/2021	2,000,000	1,971,048
Santander Drive Auto Receivables Trust:
Class C, (Series 2015-2), 2.440%, 4/15/2021	954,429	954,011
Class D, (Series 2015-2), 3.020%, 4/15/2021	960,000	962,133
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	1,500,000	1,482,287
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	498,996
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	725,436	719,451
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	903,571	900,487
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	441,838

		20,926,809
Credit Cards - 4.7%
Cabela’s Credit Card Master Note Trust:
Class A, (Series 2014-2), 2.369% (LIBOR 1 Month+45 basis points), 7/15/2022 (9)	1,000,000	1,002,532
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	998,654
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,181,481
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,435,181
GE Capital Credit Card Master Note Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,285,000	1,275,191
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	360,468
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,978,549
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	984,254

		11,216,310
Other Financial - 7.5%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,508,204
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	923,642	915,773
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	2,000,000	2,002,349
Dell Equipment Finance Trust, Class A3, (Series 2017-1), 2.140%, 4/22/2022 (5)	1,300,000	1,294,047
Ford Credit Floorplan Master Owner Trust A, Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,974,092
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	535,222	525,527
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	1,267,323	1,246,236
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.768% (LIBOR 1 Month+85 basis points), 12/15/2020 (5)(9)	3,000,000	3,018,783
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	1,250,000	1,242,655
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	657,000	647,589
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 2.598% (LIBOR 1 Month+65 basis points), 1/20/2022 (9)	1,000,000	1,005,722

Westgate Resorts LLC:
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (5)	835,911	835,045
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	1,472,898	1,467,787

		17,683,809

Total Asset-Backed Securities (identified cost $50,154,265)		49,826,928

Certificates of Deposit - 0.6%

U.S. Domestic - 0.6%
Bank of Nova Scotia/Houston, 2.170% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (9)	350,000	349,818
Sumitomo Mitsui Banking Corp., 2.743% (LIBOR 3 Month+38 basis points), 8/2/2019 (9)	1,000,000	999,171

Total Certificates of Deposit (identified cost $1,348,989)		1,348,989

Collateralized Mortgage Obligations - 6.9%

Federal Home Loan Mortgage Corporation - 1.9%
2.000%, 1/15/2024, (Series 4295)	633,072	616,825
3.000%, 2/15/2031, (Series 4013)	1,226,382	1,255,893
3.000%, 9/15/2032, (Series 4236)	1,861,013	1,863,758
4.500%, 8/15/2039, (Series 3778)	717,210	749,569

		4,486,045
Federal National Mortgage Association - 1.4%
3.000%, 6/25/2033, (Series 2014-20)	1,879,261	1,864,291
3.000%, 8/25/2040, (Series 2015-15)	1,468,640	1,452,594

		3,316,885
Private Sponsor - 3.6%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.740%, 5/20/2036 (10)	173,891	168,243
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	228,572	243,579
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	168,388	174,601
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	214,408	178,941
FREMF Mortgage Trust:
Class B, (Series 2011-K703), 4.888%, 7/25/2044 (5)(10)	867,054	865,241
Class B, (Series 2012-K705), 4.158%, 9/25/2044 (5)(10)	217,211	217,524
Class B, (Series 2012-K709), 3.741%, 4/25/2045 (5)(10)	1,000,000	1,004,822
Class B, (Series 2012-K710), 3.812%, 6/25/2047 (5)(10)	475,000	479,052
Class B, (Series 2013-K712), 3.362%, 5/25/2045 (5)(10)	2,085,000	2,093,786
Class B, (Series 2013-K713), 3.163%, 4/25/2046 (5)(10)	1,065,000	1,066,558
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(10)	1,215,752	1,207,583
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	100,915	97,236
Class 3A1, (Series 2007-A2), 3.386%, 4/25/2037 (10)	15,714	14,388
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.744%, 11/25/2034 (10)	301,775	307,553
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 4.320%, 5/25/2036 (10)	126,304	129,401
Class 2A4, (Series 2006-AR8), 3.760%, 4/25/2036 (10)	37,850	38,509
Class A1, (Series 2006-AR19), 3.707%, 12/25/2036 (10)	260,974	245,049

		8,532,066

Total Collateralized Mortgage Obligations (identified cost $16,657,626)		16,334,996

Commercial Mortgage Securities - 7.2%

Government National Mortgage Association - 1.8%
1.800%, 7/16/2037, (Series 2013-179)	914,818	891,481
2.100%, 4/16/2050, (Series 2016-92)	1,411,320	1,358,711
2.205%, 1/16/2044, (Series 2014-61)	811,251	807,847
2.650%, 2/16/2045, (Series 2015-33)	1,099,535	1,092,042

		4,150,081
Private Sponsor - 5.4%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (5)	1,066,282	1,057,564
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	2,253,433	2,218,905

Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	855,654	843,137
Great Wolf Trust, Class B, (Series 2017-WOLF), 3.119% (LIBOR 1 Month+110 basis points), 9/15/2034 (5)(9)	2,000,000	2,005,187
GS Mortgage Securities Trust:
Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	286,873	285,255
Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	727,354	754,373
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	972,621	973,700
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,555,837	1,518,017
RAIT Trust, Class A, (Series 2017-FL7), 2.869% (LIBOR 1 Month+95 basis points), 6/15/2037 (5)(9)	1,487,242	1,488,713
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,614,844	1,581,737

		12,726,588

Total Commercial Mortgage Securities (identified cost $17,099,144)		16,876,669

Corporate Bonds & Notes - 41.4%

Aerospace/Defense - 0.3%
General Dynamics Corp., 3.000%, 5/11/2021 (1)	750,000	749,208
Auto Manufacturers - 4.9%
American Honda Finance Corp.:
2.565%, 2/12/2021 (10)	1,000,000	1,000,823
2.650%, 2/12/2021 (1)	1,000,000	997,554
2.695% (LIBOR 3 Month+34 basis points), 2/14/2020 (9)	900,000	903,731
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019 (1)	500,000	496,019
2.551%, 10/5/2018 (1)	500,000	500,072
2.943%, 1/8/2019	1,500,000	1,501,949
3.565% (LIBOR 3 Month+127 basis points), 3/28/2022 (9)	1,000,000	1,015,669
General Motors Financial Co., Inc.:
2.400%, 5/9/2019 (1)	1,000,000	995,746
3.450%, 1/14/2022 (1)	750,000	743,967
3.582% (LIBOR 3 Month+127 basis points), 10/4/2019 (9)	1,500,000	1,517,818
3.898% (LIBOR 3 Month+155 basis points), 1/14/2022 (9)	750,000	769,319
Toyota Motor Credit Corp., 3.027% (LIBOR 3 Month+69 basis points), 1/11/2022 (9)	1,000,000	1,013,415

		11,456,082
Banks - 21.4%
Bank of America Corp.:
3.359% (LIBOR 3 Month+100 basis points), 4/24/2023 (9)	2,000,000	2,024,105
3.499%, 5/17/2022 (10)	1,000,000	1,002,938
2.250%, 4/21/2020 (1)	1,000,000	986,999
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (10)	925,000	961,264
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,183,974
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021	750,000	740,600
2.732% (LIBOR 3 Month+39 basis points), 7/13/2018 (9)	1,250,000	1,250,440
Capital One Financial Corp.:
2.500%, 5/12/2020 (1)	900,000	889,341
3.050%, 3/9/2022 (1)	1,000,000	981,753
Capital One NA, 3.509% (LIBOR 3 Month+115 basis points), 1/30/2023 (9)	1,000,000	1,012,369
Citigroup, Inc.:
2.350%, 8/2/2021 (1)	520,000	505,446
3.319% (LIBOR 3 Month+96 basis points), 4/25/2022 (1)(9)	1,500,000	1,515,588
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	1,987,744
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (10)	1,265,000	1,284,168
Goldman Sachs Group, Inc., 2.550%, 10/23/2019	1,500,000	1,495,118
Hanmi Financial Corp., 5.450%, 3/30/2027 (10)	2,000,000	2,031,445
Home BancShares, Inc., 5.625%, 4/15/2027 (10)	1,000,000	1,038,921
Huntington Bancshares, Inc.:
2.300%, 1/14/2022	700,000	675,016
3.150%, 3/14/2021	1,000,000	998,673
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,737,693

KeyCorp, 2.900%, 9/15/2020	1,000,000	997,068
MB Financial Bank NA, 4.000%, 12/1/2027 (10)	2,000,000	2,002,072
Morgan Stanley:
2.625%, 11/17/2021 (1)	750,000	732,442
3.209% (LIBOR 3 Month+85 basis points), 1/24/2019 (9)	500,000	502,265
3.539% (LIBOR 3 Month+118 basis points), 1/20/2022 (1)(9)	645,000	655,065
National Australia Bank, Ltd., 2.500%, 1/12/2021	1,400,000	1,375,578
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (10)	1,525,000	1,569,261
PNC Bank NA, 2.612% (LIBOR 3 Month+25 basis points), 1/22/2021 (9)	750,000	749,927
PNC Financial Services Group, Inc., 2.613% (LIBOR 3 Month+25 basis points), 8/7/2018 (9)	1,350,000	1,350,508
Regions Bank, 2.688% (LIBOR 3 Month+38 basis points), 4/1/2021 (9)	1,000,000	1,000,500
Renasant Corp., 5.000%, 9/1/2026 (10)	825,000	839,046
Royal Bank of Canada, 2.125%, 3/2/2020 (1)	1,400,000	1,381,029
Sumitomo Mitsui Banking Corp., 3.101% (LIBOR 3 Month+74 basis points), 7/23/2018 (9)	1,000,000	1,001,111
SunTrust Bank, 2.250%, 1/31/2020 (1)	1,000,000	989,831
Toronto-Dominion Bank, 2.125%, 4/7/2021	1,000,000	974,279
Towne Bank, 4.500%, 7/30/2027 (10)	2,000,000	2,022,995
U.S. Bank NA:
2.050%, 10/23/2020	1,450,000	1,420,593
2.080% (LIBOR 3 Month+15 basis points), 1/30/2020 (9)	1,000,000	1,000,386
2.480% (LIBOR 3 Month+15 basis points), 5/24/2019 (9)	750,000	750,279
United Community Bank, 4.500%, 1/30/2028 (10)	1,000,000	1,006,437
Wells Fargo & Co., 3.469% (LIBOR 3 Month+111 basis points), 1/24/2023 (9)	1,000,000	1,016,844
Wells Fargo Bank NA, 1.750%, 5/24/2019	700,000	693,686
Westpac Banking Corp.:
2.500%, 6/28/2022	500,000	483,279
2.702% (LIBOR 3 Month+34 basis points), 1/25/2021 (9)	750,000	748,978
2.800%, 1/11/2022 (1)	1,000,000	983,586

		50,550,640
Biotechnology - 1.0%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,443,420
Gilead Sciences, Inc., 2.372% (LIBOR 3 Month+17 basis points), 9/20/2018 (9)	1,000,000	1,000,658

		2,444,078
Computers - 0.4%
Dell International LLC, 4.420%, 6/15/2021 (5)	1,000,000	1,019,391
Cosmetics/Personal Care - 0.9%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,260,772
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	752,212

		2,012,984
Diversified Financial Services - 1.6%
American Express Credit Corp.:
2.375%, 5/26/2020 (1)	1,000,000	988,402
2.700%, 3/3/2022 (1)	1,500,000	1,472,339
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,264,698

		3,725,439
Electric - 0.5%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	734,486
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	498,336

		1,232,822
Healthcare-Services - 0.3%
Anthem, Inc., 2.500%, 11/21/2020	600,000	591,520
Insurance - 0.2%
Allstate Corp., 2.732%, 3/29/2021 (10)	500,000	501,442
Machinery-Construction & Mining - 1.3%
Caterpillar Financial Services Corp.:
2.847% (LIBOR 3 Month+51 basis points), 1/10/2020 (9)	1,000,000	1,006,048
3.450%, 5/15/2023	2,110,000	2,120,238

		3,126,286

Machinery-Diversified - 0.3%
John Deere Capital Corp., 1.250%, 10/9/2019	775,000	759,820
Media - 1.1%
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,980,878
Walt Disney Co., 1.950%, 3/4/2020	500,000	494,105

		2,474,983
Oil & Gas - 1.7%
BP Capital Markets PLC, 2.315%, 2/13/2020 (1)	610,000	605,190
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	989,069
Exxon Mobil Corp., 1.912%, 3/6/2020 (1)	1,200,000	1,185,939
Phillips 66, 2.919% (LIBOR 3 Month+65 basis points), 2/26/2021 (9)	1,200,000	1,202,503

		3,982,701
Pharmaceuticals - 1.0%
Cardinal Health, Inc., 1.950%, 6/15/2018 (1)	400,000	399,893
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	994,294
Novartis Capital Corp., 1.800%, 2/14/2020	1,000,000	985,912

		2,380,099
Retail - 0.5%
Wal-Mart Stores, Inc., 1.900%, 12/15/2020 (1)	1,255,000	1,233,831
Savings & Loans - 0.5%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,056,792
Semiconductors - 0.7%
Intel Corp., 2.450%, 7/29/2020 (1)	1,000,000	995,293
QUALCOMM, Inc., 2.100%, 5/20/2020	600,000	598,734

		1,594,027
Software - 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	989,010
Telecommunications - 2.4%
AT&T, Inc.:
2.450%, 6/30/2020 (1)	500,000	494,143
2.998% (LIBOR 3 Month+65 basis points), 1/15/2020 (9)	1,500,000	1,508,787
Cisco Systems, Inc.:
1.400%, 9/20/2019	500,000	492,430
2.125%, 3/1/2019	1,500,000	1,496,216
Verizon Communications, Inc.:
2.625%, 2/21/2020	500,000	498,092
3.450%, 3/15/2021 (1)	500,000	505,473
3.145% (LIBOR 3 Month+100 basis points), 3/16/2022 (1)(9)	750,000	763,242

		5,758,383

Total Corporate Bonds & Notes (identified cost $97,870,087)		97,639,538
Mutual Funds - 0.4%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (13)	110,733	1,005,450

Total Mutual Funds (identified cost $995,329)		1,005,450

U.S. Government & U.S. Government Agency Obligations - 12.8%

Federal Home Loan Mortgage Corporation - 1.2%
1.750%, 5/30/2019	$2,000,000	1,989,854
2.375%, 2/16/2021	1,000,000	995,161

		2,985,015
Federal National Mortgage Association - 2.4%
1.000%, 2/26/2019 (1)	2,000,000	1,981,782
1.500%, 6/22/2020 (1)	1,000,000	980,954
1.750%, 11/26/2019 (1)	1,750,000	1,735,130
2.500%, 4/13/2021 (1)	1,000,000	997,541

		5,695,407
U.S. Treasury Bonds & Notes - 9.2%
0.875%, 7/31/2019 (1)	1,000,000	983,750
1.000%, 8/31/2019 (1)	1,500,000	1,475,742

1.000%, 9/30/2019 (1)	1,500,000	1,474,160
1.250%, 1/31/2019 (1)	1,000,000	993,926
1.250%, 1/31/2020 (1)	1,000,000	981,816
1.250%, 3/31/2021 (1)	1,500,000	1,448,233
1.375%, 10/31/2020 (1)	2,000,000	1,948,555
1.500%, 2/28/2019 (1)	1,500,000	1,492,178
1.500%, 4/15/2020 (1)	2,000,000	1,967,109
1.625%, 8/31/2019 (1)	1,750,000	1,734,995
1.750%, 9/30/2019 (1)	1,500,000	1,488,633
1.750%, 12/31/2020 (1)	1,000,000	981,504
2.000%, 5/31/2021	1,500,000	1,476,709
2.000%, 8/31/2021 (1)	1,000,000	982,188
2.250%, 3/31/2021 (1)	1,200,000	1,191,211
2.625%, 11/15/2020 (1)	1,000,000	1,003,281

		21,623,990

Total U.S. Government & U.S. Government Agency Obligations (identified cost $30,640,055)		30,304,412

U.S. Government Agency-Mortgage Securities - 1.2%

Federal National Mortgage Association - 1.2%
2.599%, 11/1/2020	1,752,587	1,749,494
3.500%, 4/1/2026	98,843	100,315
4.000%, 11/1/2031	417,891	433,701
5.500%, 11/1/2033	117,972	128,581
5.500%, 2/1/2034	88,543	96,569
5.500%, 8/1/2037	201,521	219,325
9.500%, 1/1/2025	2,810	2,825
10.000%, 7/1/2020	6,899	6,993

		2,737,803
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	13,036	13,315
9.000%, 12/15/2019	1,988	2,034

		15,349

Total U.S. Government Agency-Mortgage Securities (identified cost $2,761,319)		2,753,152

Short-Term Investments - 24.9%

Certificates of Deposit - 2.1%
Canadian Imperial Bank of Commerce:
2.543% (LIBOR 3 Month+18 basis points), 11/5/2018 (9)	1,250,000	1,249,159
2.723% (LIBOR 3 Month+36 basis points), 8/8/2018 (9)	1,350,000	1,349,470
Mizuho Bank, Ltd., 2.786% (LIBOR 3 Month+50 basis points), 9/24/2018 (9)	1,125,000	1,125,538
Sumitomo Mitsui Banking Corp., 2.802% (LIBOR 3 Month+46 basis points), 5/15/2019 (9)	1,300,000	1,298,962

		5,023,129
Collateral Pool Investments for Securities on Loan - 17.0%
Collateral pool allocation (3)		40,137,728
Commercial Paper - 2.6%
Hyundai Captial America:
1.000%, 6/6/2018 (14)	2,000,000	1,999,414
2.140%, 6/5/2018 (14)	1,000,000	999,766
Mondelez International, Inc.:
2.161%, 6/8/2018 (14)	1,000,000	999,586
2.264%, 6/8/2018 (14)	1,000,000	999,566
Omnicom Group, Inc., 2.130%, 6/7/2018 (14)	1,000,000	999,650

		5,997,982
Corporate Bonds & Notes - 0.4%
Pacific Gas & Electric Co., 2.550% (LIBOR 3 Month+23 basis points), 11/28/2018 (9)	1,000,000	999,970

Mutual Funds - 2.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	6,585,995	6,586,653

Total Short-Term Investments (identified cost $58,744,372)		58,745,462

Total Investments - 116.5% (identified cost $276,271,186)		274,835,596
Other Assets and Liabilities - (16.5)%		(38,961,161)

Total Net Assets - 100.0%		$235,874,435

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.8%

Alabama - 1.9%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$311,582
4.000%, 7/1/2021	1,895,000	1,998,164
5.000%, 10/1/2020, Call 10/1/2018	230,000	232,397
Black Belt Energy Gas District, 2.178%, (SIFMA Municipal Swap Index Yield+90 basis points), 12/1/2048, Call 9/1/2023 (9)	4,000,000	4,000,000
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	609,143
City of Birmingham, 4.000%, 3/1/2022 (12)	1,945,000	2,026,437
Columbia Industrial Development Board, 0.980%, 12/1/2037, Call 6/20/2018 (10)	500,000	500,000
County of Jefferson Sewer Revenue, AGM, 3.845%, (LIBOR 1 Month+0 basis points), 2/1/2042, Call 6/7/2018 (9)	454,517	404,593
Eutaw Industrial Development Board, 0.980%, 6/1/2028, Call 6/20/2018 (10)	700,000	700,000
Health Care Authority for Baptist Health, 1.610%, 11/1/2042 (10)	3,485,000	3,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,598,741
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,337,960
Tender Option Bond Trust Receipts/Certificates, 1.210%, 10/5/2020 (5)(10)	3,000,000	3,000,000
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,707,146
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,346,822
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,176,641

		32,434,626
Alaska - 0.5%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,186,985
5.000%, 12/1/2027, Call 6/1/2022	310,000	339,391
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,841,875
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,134,840
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	560,515
5.000%, 4/1/2031, Call 4/1/2021	150,000	162,771
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,110,291
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 7/2/2018	305,000	305,796
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,274,502

		8,916,966
Arizona - 3.1%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,294,030
Arizona Health Facilities Authority:
1.100%, 1/1/2029, Call 6/20/2018 (10)	7,000,000	7,000,000
1.100%, 1/1/2029, Call 6/20/2018 (10)	1,500,000	1,500,000
2.910%, (SIFMA Municipal Swap Index Yield+185 basis points), 2/1/2048, Call 8/9/2019 (9)	4,500,000	4,572,495
5.000%, 2/1/2022	1,000,000	1,091,240
Arizona Industrial Development Authority:
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,268,387
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,008,770
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	766,132
Arizona State University Energy Center LLC, 6.250%, 7/1/2028, Call 7/2/2018	1,050,000	1,053,738
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,341,736
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,496,142

City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	366,511
City of Peoria Water & Wastewater Revenue, 4.000%, 7/1/2019	515,000	527,504
City of Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	636,789
5.000%, 7/1/2020, Call 7/1/2018	600,000	601,602
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,118,113
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (12)	500,000	610,205
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (12)	555,000	608,119
5.500%, 7/1/2036 (12)	530,000	698,906
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	530,750
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,604,410
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	858,421
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	528,305
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 7/2/2018	155,000	155,409
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	425,000	421,111
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,195,150
Industrial Development Authority of the County of Pima:
4.950%, 10/1/2020	2,000,000	2,135,220
6.375%, 7/1/2028, Call 7/1/2018	240,000	240,869
La Paz County Industrial Development Authority, 5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,040,080
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	366,004
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	203,104
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,287,205
5.000%, 7/1/2036, Call 7/1/2026	750,000	794,393
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,129,640
5.000%, 7/1/2024	575,000	659,031
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	241,246
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	122,727
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	251,978
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,053,100
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,215,300
Town of Marana, 5.000%, 7/1/2023	450,000	508,568
University Medical Center Corp., 5.000%, 7/1/2021	425,000	462,171
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	493,361

		53,057,972
Arkansas - 1.3%
Arkansas Development Finance Authority:
2.130%, 9/1/2044, Call 6/1/2018 (10)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	267,153
5.000%, 2/1/2021	315,000	337,727
5.000%, 2/1/2022	150,000	163,962
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	205,000	213,858
4.000%, 7/1/2025, Call 7/1/2021	440,000	458,084
Arkansas State University:
4.000%, 3/1/2021	390,000	408,357
4.000%, 3/1/2022	1,140,000	1,208,651
4.000%, 3/1/2023	985,000	1,059,791
City of Fayetteville, 3.300%, 11/1/2023	2,510,000	2,636,931
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	735,000	733,207
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,027,450
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,110,780
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,140,000	1,142,599
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	617,402
County of Greene, AGM:
4.000%, 3/1/2019, Call 7/2/2018	840,000	841,327
4.000%, 3/1/2020, Call 7/2/2018	1,430,000	1,432,374

Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,004,450
5.000%, 11/1/2023, Call 11/1/2022	860,000	953,749
University of Arkansas:
5.000%, 12/1/2021	300,000	330,741
5.000%, 12/1/2022	520,000	585,744
5.000%, 12/1/2023, Call 12/1/2022	500,000	562,985
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,152,280

		21,899,602
California - 7.4%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	547,759
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,059,770
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,348,262
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036	1,150,000	1,138,822
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	231,653
Bay Area Toll Authority, 2.310%, (FCPR DLY+125 basis points), 4/1/2036, Call 10/1/2026 (9)	5,000,000	5,268,150
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	391,067
0.000%, 8/1/2031	615,000	393,120
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,049,059
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (12)	1,325,000	1,174,016
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 7/2/2018	4,240,000	4,241,442
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,234,860
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,127,100
California Health Facilities Financing Authority, NATL-RE, 2.548%, 7/1/2022, Call 6/20/2018 (10)(11)	1,600,000	1,552,416
California Infrastructure & Economic Development Bank, 1.750%, 11/1/2026 (10)	1,000,000	958,770
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,659,660
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,094,060
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,090,670
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,069,240
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,504,410
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	932,187
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,109,516
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,648,874
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,375,475
County of Los Angeles, 0.000%, 9/1/2018	750,000	747,128
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	574,716
County of San Joaquin, 5.000%, 4/1/2022	350,000	387,517
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	250,000	238,775
Duarte Unified School District, 5.125%, 8/1/2026 (12)	585,000	703,901
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	490,972
5.000%, 10/1/2022	580,000	651,479
5.000%, 10/1/2023	800,000	917,152
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032	500,000	561,080
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (12)	1,250,000	1,298,662
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	314,870
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,155,700
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	398,971
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,423,436
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,151,490
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,144,720
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	447,124
5.000%, 6/1/2023	400,000	456,940
5.000%, 6/1/2024	775,000	899,023
5.000%, 6/1/2025	425,000	498,419
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	239,989

Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,182,460
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	110,835
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	400,211
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	224,643
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,098,350
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,914,850
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	704,525
5.000%, 8/1/2025, Call 8/1/2023	760,000	865,997
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (12)	165,000	174,580
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	520,896
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	808,672
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (12)	300,000	365,520
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,265,440
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	548,435
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025	2,125,000	2,021,810
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	479,675
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (15)	1,000,000	1,134,310
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,923,475
Northern California Gas Authority No. 1:
2.176%, (LIBOR 3 Month+63 basis points), 7/1/2019 (9)	3,000,000	2,999,850
2.266%, (LIBOR 3 Month+-11.5 basis points), 7/1/2027 (9)	1,915,000	1,877,255
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	552,630
5.000%, 7/1/2032, Call 7/1/2022	700,000	771,673
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	523,283
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,450,960
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 7/2/2018	1,500,000	696,375
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	278,590
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	273,169
5.000%, 12/1/2028, Call 12/1/2025	425,000	490,896
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,147,020
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,285,340
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 5/1/2024, Call 5/1/2021	295,000	320,928
5.000%, 5/1/2024, Call 5/3/2021	745,000	813,704
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,603,082
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,176,834
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	399,446
0.000%, 6/15/2021	490,000	460,767
0.000%, 6/15/2022	505,000	461,454
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	469,245
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	936,240
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	282,941
0.000%, 8/1/2031	470,000	305,133
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,264,776
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,664,405
State of California, AGM, 1.300%, 8/1/2027 (5)(10)	12,940,000	12,940,000
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,354,025
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,006,710
Tender Option Bond Trust Receipts/Certificates, 1.160%, 2/1/2023 (5)(10)	2,410,000	2,410,000
Tender Option Bond Trust Receipts/Certificates, AGM, 1.140%, 11/15/2049, Call 11/15/2024 (5)(10)	4,760,000	4,760,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2041, Call 8/1/2018 (10)	1,365,000	1,368,262
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,426,500

Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,383,782
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,052,516
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	253,692
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,170,360
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,104,092
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	189,185
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	101,016
0.000%, 8/1/2023	240,000	212,318
0.000%, 8/1/2024, Call 8/1/2023	330,000	278,530
0.000%, 8/1/2025, Call 8/1/2023	270,000	216,356
0.000%, 8/1/2026, Call 8/1/2023	330,000	250,328
0.000%, 8/1/2028, Call 8/1/2023	420,000	285,256
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	75,438

		127,991,468
Colorado - 2.2%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,896,550
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	579,670
5.000%, 12/1/2026, Call 12/1/2024	355,000	413,426
5.000%, 12/1/2027, Call 12/1/2024	500,000	580,975
City & County of Denver Airport System Revenue, 5.000%, 11/15/2021	500,000	550,600
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	555,351
5.000%, 9/1/2020 (12)	1,060,000	1,128,858
5.000%, 9/1/2021 (12)	865,000	941,198
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,397,562
Colorado Health Facilities Authority:
1.700%, 7/1/2034, Call 7/1/2019 (5)(10)	3,325,000	3,325,000
3.125%, 5/15/2027, Call 5/15/2020	250,000	243,412
4.500%, 2/1/2020	455,000	470,656
5.000%, 9/1/2018	530,000	534,245
5.000%, 9/1/2019	560,000	581,045
5.000%, 2/1/2021	475,000	504,336
5.000%, 9/1/2022	750,000	831,045
5.000%, 12/1/2023	215,000	238,575
5.000%, 2/1/2024	420,000	464,092
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,095,460
5.250%, 1/1/2025, Call 1/1/2020	460,000	483,281
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,099,530
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	842,164
5.000%, 12/1/2021	725,000	794,404
5.000%, 12/1/2022	1,185,000	1,322,946
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	508,630
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,693,080
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,130,540
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,126,580
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,231,686
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,169,472
Public Authority for Colorado Energy, 5.750%, 11/15/2018	195,000	198,307
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,195,680
Tender Option Bond Trust Receipts/Certificates, 1.170%, 12/1/2032, Call 12/1/2022 (5)(10)	1,685,000	1,685,000
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,197,992

		38,011,348
Connecticut - 1.0%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,282,459
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	305,412
Connecticut State Health & Educational Facilities Authority:
3.250%, 9/1/2021, Call 7/2/2018 (5)	525,000	525,131
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,175,620

State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,434,461
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,345,120
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,218,500
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,461,640

		16,748,343
Delaware - 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,234,877
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,525,680
Delaware State Housing Authority, GNMA/FNMA/FHLMC:
5.000%, 1/1/2026, Call 7/1/2019	195,000	199,041
5.200%, 7/1/2029, Call 7/2/2018	785,000	786,044
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,714,521

		8,460,163
District of Columbia - 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,998,012
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,741,200
5.000%, 12/1/2036, Call 12/1/2021	500,000	543,465
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,761,060

		7,043,737
Florida - 6.1%
Central Florida Expressway Authority:
4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,147,960
5.000%, 7/1/2039, Call 7/1/2027	1,000,000	1,154,400
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,695,830
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,092,820
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,010,160
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,143,100
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,558,487
City of North Port, BAM, 5.000%, 7/1/2022	200,000	221,052
City of Orlando, AGM:
5.000%, 11/1/2034, Call 11/1/2027	1,000,000	1,145,210
5.000%, 11/1/2035, Call 11/1/2027	1,000,000	1,141,720
5.000%, 11/1/2036, Call 11/1/2027	1,000,000	1,138,240
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	505,700
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	881,796
0.000%, 10/1/2020	975,000	928,990
0.000%, 10/1/2021	175,000	162,827
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	556,124
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	507,087
5.000%, 12/1/2027, Call 12/1/2025	400,000	449,324
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,131,820
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	430,620
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	571,656
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	799,770
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (15)	750,000	864,998
5.000%, 10/1/2031, Call 10/1/2025 (15)	1,000,000	1,130,600
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,217,560
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	561,267
County of Miami-Dade Aviation Revenue:
5.000%, 10/1/2025, Call 10/1/2024	800,000	921,360
5.000%, 10/1/2040, Call 10/1/2027 (15)	1,500,000	1,694,190
5.500%, 10/1/2026, Call 10/1/2020	450,000	486,770
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,560,562
County of Miami-Dade Aviation Revenue, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	416,352
County of Miami-Dade Water & Sewer System Revenue:
4.000%, 10/1/2035, Call 10/1/2027	2,500,000	2,651,775
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,288,080
5.250%, 10/1/2029, Call 10/1/2023	100,000	113,681

County of Miami-Dade Water & Sewer System Revenue, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,014,400
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,368,341
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,734,395
5.000%, 10/1/2021	1,110,000	1,211,709
County of St. Lucie, 0.920%, 9/1/2028, Call 6/20/2018 (10)	6,250,000	6,250,000
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2019	190,000	191,803
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,626,347
Escambia County Health Facilities Authority, AGC, 1.000%, 11/15/2029, Call 6/1/2018 (10)	1,000,000	1,000,000
Florida Housing Finance Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	315,000	323,136
5.000%, 7/1/2028, Call 1/1/2020	145,000	147,246
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,753,155
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,464,075
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,145,240
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,850,000
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,267,560
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,153,190
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	445,126
Pinellas County Health Facilities Authority, 1.060%, 11/1/2038, Call 6/20/2018 (10)	3,500,000	3,500,000
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	159,107
Putnam County Development Authority, 0.930%, 9/1/2024, Call 6/20/2018 (10)	1,700,000	1,700,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	827,018
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,028,696
5.000%, 1/1/2037, Call 1/1/2024	1,000,000	1,086,720
School Board of Miami-Dade County, 1.290%, 9/25/2024, Call 8/1/2018 (5)(10)	6,855,000	6,855,000
School Board of Miami-Dade County, FGIC, 1.290%, 5/1/2037, Call 6/1/2018 (5)(10)	6,500,000	6,500,000
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,687,675
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,022,440
5.000%, 7/1/2020	500,000	529,595
Tender Option Bond Trust Receipts/Certificates, 1.120%, 10/1/2042, Call 4/1/2022 (5)(10)	5,000,000	5,000,000
Town of Davie:
5.000%, 4/1/2019	75,000	76,774
5.000%, 4/1/2021	615,000	658,579
5.000%, 4/1/2022	830,000	906,169
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	801,883

		105,567,267
Georgia - 4.0%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,259,382
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,706,420
5.000%, 7/1/2024, Call 7/1/2020	695,000	738,625
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,004,119
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,136,020
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,835,850
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,133,220
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,132,110
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,110,280
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,198,150
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,416,542
5.000%, 7/1/2021	1,155,000	1,251,708
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,366,275

Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,149,344
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	825,743
5.000%, 3/1/2037, Call 3/1/2027	500,000	531,240
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,158,190
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,684,125
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,243,900
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,351,450
Glynn-Brunswick Memorial Hospital Authority, 5.000%, 8/1/2043, Call 8/1/2027	1,000,000	1,108,350
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,465,196
Main Street Natural Gas, Inc.:
1.630%, (SIFMA Municipal Swap Index Yield+57 basis points), 8/1/2048, Call 9/1/2023 (9)	5,000,000	5,002,450
2.029%, (LIBOR 1 Month+83 basis points), 4/1/2048, Call 6/1/2023 (9)	7,000,000	6,968,570
2.122%, (SIFMA Municipal Swap Index Yield+83 basis points), 8/1/2048, Call 9/1/2023 (9)	5,000,000	4,992,850
5.250%, 9/15/2018	250,000	252,400
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	610,604
RBC Municipal Products, Inc. Trust, 1.120%, 10/1/2021, Call 6/20/2018 (5)(10)	4,000,000	4,000,000
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,173,115
5.375%, 1/1/2029, Call 1/1/2019	940,000	959,561
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	892,904
5.000%, 1/1/2024	1,000,000	1,134,340
5.000%, 1/1/2025, Call 1/1/2024	700,000	799,533
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,463
Spalding County Water & Sewer Facilities Authority, 6.125%, 9/1/2028, Call 9/1/2018	700,000	707,686
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.190%, 8/15/2049, Call 2/1/2025 (5)(10)	2,520,000	2,520,000
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,207,393
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,087,280

		69,143,388
Guam - 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,413,320
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,074,380

		2,487,700
Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	561,840
5.000%, 10/1/2023	500,000	574,035

		1,135,875
Idaho - 0.4%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	200,000
7.375%, 6/1/2034, Call 6/1/2018	340,000	340,000
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,140,440
Idaho Health Facilities Authority:
1.800%, 12/1/2048, Call 6/20/2018 (10)	1,500,000	1,500,495
6.500%, 11/1/2023, Call 11/1/2018	515,000	525,156
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	2,977,898

		6,683,989
Illinois - 14.2%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,180,198
Chicago Board of Education, 6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,760,730
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	305,786
5.000%, 12/1/2019	70,000	71,986
5.250%, 12/1/2021	1,000,000	1,070,630

Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (15)	1,500,000	1,696,890
5.000%, 1/1/2031, Call 1/1/2025 (15)	1,000,000	1,109,070
5.000%, 1/1/2039, Call 1/1/2027	2,000,000	2,280,940
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	812,246
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,145,542
5.000%, 1/1/2025, Call 7/1/2020	230,000	240,886
5.000%, 1/1/2026, Call 1/1/2021	730,000	769,989
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,759,050
5.000%, 11/15/2029, Call 11/15/2018	130,000	131,989
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,987,383
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,084,480
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,259,200
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	375,000
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,250,000
City of Chicago, 6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,284,600
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,057,894
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,218,960
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,316,740
5.000%, 1/1/2039, Call 1/1/2025	500,000	537,915
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,268,160
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,837,275
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,134,910
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,129,390
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,125,470
City of Chicago Waterworks Revenue, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	141,926
5.000%, 11/1/2027, Call 11/1/2018	60,000	60,806
City of Springfield, 5.000%, 12/1/2022	905,000	992,088
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,122,510
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,117,970
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	212,310
0.000%, 12/1/2029, Call 12/1/2024	400,000	255,296
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	685,718
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	861,975
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	782,059
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	466,317
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,829,765
0.000%, 12/1/2029	2,580,000	1,593,021
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,467,141
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	645,010
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,177,430
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,394,930
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,557,850
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,639,110
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,707,788
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,105,135
5.250%, 11/15/2023, Call 11/15/2020	350,000	374,255
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,126,020
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	506,670
5.250%, 10/1/2024, Call 10/1/2019	215,000	224,664
5.250%, 10/1/2027, Call 10/1/2019	835,000	872,308
5.250%, 10/1/2027, Call 10/1/2019	315,000	329,159

County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	929,453
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	574,560
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	297,324
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	614,260
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	166,333
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	510,851
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	581,339
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2020	450,000	436,658
0.000%, 1/1/2020	500,000	481,035
0.000%, 1/1/2021	95,000	89,887
0.000%, 1/1/2021	160,000	151,158
5.150%, 1/1/2019	420,000	427,619
Illinois Finance Authority:
5.000%, 11/15/2023, Call 11/15/2022	215,000	238,538
5.000%, 8/15/2024	250,000	277,775
5.000%, 5/15/2025	1,000,000	1,089,850
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,134,720
5.000%, 11/15/2027, Call 11/15/2025	500,000	565,220
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,224,520
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,052,060
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,332,864
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,181,820
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,051,690
5.000%, 8/1/2042, Call 8/1/2027	580,000	636,672
5.000%, 8/1/2046, Call 8/1/2027	515,000	563,647
5.000%, 8/1/2047, Call 8/1/2027	750,000	819,630
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,043,770
5.250%, 2/15/2030, Call 2/15/2020	250,000	264,003
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,081,993
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,939,415
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,272,640
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 (12)	250,000	260,193
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	595,638	566,666
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,115,670
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,113,380
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,154,370
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,940,817
5.000%, 1/1/2042, Call 1/1/2028	2,000,000	2,289,500
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	4,718,065
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	315,375
0.000%, 1/1/2023	650,000	564,668
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,115,210
5.000%, 1/1/2024	1,000,000	1,129,880
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,571,480
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,006,353
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,550,101
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	356,517
0.000%, 12/1/2028	335,000	203,456
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	196,384
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	497,147
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	419,125

McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,013,707
0.000%, 1/1/2021	830,000	769,908
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	267,920
5.000%, 1/1/2020	550,000	573,177
5.000%, 1/1/2021	810,000	857,272
5.000%, 1/1/2022	895,000	964,371
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2020	440,000	412,447
0.000%, 12/15/2023	20,000	17,557
0.000%, 12/15/2023	835,000	676,960
0.000%, 6/15/2024	1,000,000	788,940
5.700%, 6/15/2023	1,710,000	1,999,742
5.700%, 6/15/2023	1,820,000	2,057,838
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,021,290
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	942,870
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,296,140
5.250%, 6/1/2021	1,120,000	1,216,678
Rib Floater Trust Various States, 1.310%, 12/14/2018, Call 7/15/2018 (5)(10)	5,000,000	5,000,000
Sales Tax Securitization Corp.:
5.000%, 1/1/2028	1,000,000	1,168,990
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,164,450
5.000%, 1/1/2030, Call 1/1/2028	1,000,000	1,158,140
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	783,700
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,325,200
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,961,649
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,459,422
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,052,449
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	656,454
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018	745,000	758,544
State of Illinois:
5.000%, 3/1/2020	500,000	513,565
5.000%, 4/1/2024, Call 4/1/2023	500,000	526,200
5.000%, 11/1/2025	7,000,000	7,500,360
5.000%, 2/1/2027	1,000,000	1,071,010
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,063,490
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,848,740
6.500%, 6/15/2022	300,000	319,107
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,448,997
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	227,106
Tender Option Bond Trust Receipts/Certificates:
1.210%, 6/15/2020 (5)(10)	3,705,000	3,705,000
1.240%, 4/1/2046, Call 4/1/2027 (5)(10)	2,400,000	2,400,000
Town of Cicero, AGM:
5.000%, 1/1/2020	1,000,000	1,039,300
5.000%, 1/1/2021	1,000,000	1,057,080
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,479,663
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 9/1/2018	250,000	184,518
0.000%, 3/1/2026, Call 9/1/2018	1,280,000	843,968
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	427,822
4.000%, 10/1/2019	420,000	430,529
4.000%, 10/1/2020	615,000	635,978
5.000%, 10/1/2022, Call 10/1/2021	730,000	791,992
5.000%, 10/1/2023, Call 10/1/2021	685,000	742,252
5.000%, 10/1/2024, Call 10/1/2021	425,000	460,237
5.000%, 10/1/2025, Call 10/1/2021	920,000	996,277

Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	570,262
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	554,000
5.000%, 6/1/2029, Call 6/1/2025	600,000	655,386
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,254,512
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,506,965
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	1,989,500
Will County Community School District No. 161 Summit Hill, NATL-RE, 0.000%, 1/1/2019	695,000	684,756
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	232,978
0.000%, 11/1/2020	1,755,000	1,647,576
0.000%, 11/1/2021	55,000	51,065
0.000%, 11/1/2021	245,000	222,847
0.000%, 11/1/2022	60,000	54,270
0.000%, 11/1/2022	190,000	167,208
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 7/16/2018	545,000	546,733
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	1,180,000	1,100,468
0.000%, 12/1/2023	1,600,000	1,334,608
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	551,475
Will Grundy Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,832,344
5.750%, 6/1/2028, Call 7/2/2018	170,000	170,464
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	166,842
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	418,220
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	387,580
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	477,535
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,917,276

		245,142,077
Indiana - 2.3%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	372,337
City of Greenwood Sewage Works Revenue:
4.250%, 10/1/2020, Call 10/1/2018	820,000	834,416
4.625%, 10/1/2024, Call 10/1/2018	520,000	529,786
City of Rockport:
1.750%, 6/1/2025 (10)	1,700,000	1,700,000
3.050%, 6/1/2025 (7)	2,100,000	2,111,844
Concord Community Schools Building Corp., AGM SAW, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,004,060
Damon Run Conservancy District, 4.500%, 7/1/2018	220,000	220,482
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,974,619
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,693,452
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	133,466
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	630,941
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,860,514
Indiana Bond Bank, 1.720%, (FCPR DLY+80 basis points), 10/15/2022 (9)	1,650,000	1,635,034
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	253,150
5.000%, 8/15/2020	700,000	729,225
5.000%, 10/1/2022	300,000	328,620
5.000%, 10/1/2023	400,000	443,864
5.000%, 10/1/2024, Call 10/1/2023	275,000	304,727
5.000%, 5/1/2029, Call 5/1/2022	85,000	94,370
5.000%, 5/1/2029, Call 5/1/2022	3,985,000	4,336,596
5.250%, 10/1/2024, Call 10/1/2021	710,000	782,889
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,401,488
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,731,450
5.500%, 5/1/2024, Call 5/1/2019	820,000	848,331
5.500%, 5/1/2024, Call 5/1/2019	180,000	186,053

Indiana Health Facility Financing Authority, AMBAC, 0.941%, 5/1/2031, Call 6/12/2018 (10)(11)	425,000	412,411
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.300%, 7/1/2047, Call 6/20/2018 (9)	2,550,000	2,550,000
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	510,485
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	187,563
5.000%, 1/1/2022, Call 1/1/2021	200,000	213,734
5.750%, 1/1/2038, Call 1/1/2019	345,000	353,218
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	557,675
Marion High School Building Corp., SAW:
4.000%, 7/15/2019	455,000	465,779
4.000%, 7/15/2020, Call 1/15/2020	935,000	963,630
4.000%, 7/15/2021, Call 1/15/2020	375,000	385,819
North Central Campus School Building Corp., AGM SAW, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,004,350
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	308,647
5.000%, 1/15/2024	215,000	240,237
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	180,000	188,458
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	577,645
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,377,096

		39,438,461
Iowa - 0.3%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,401,400
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,590,344

		5,991,744
Kansas - 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	35,000	36,500
5.000%, 11/15/2020, Call 11/15/2019	765,000	799,134
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,050,190
Kansas Development Finance Authority, AGM, 5.250%, 11/1/2028, Call 11/1/2018	475,000	482,116
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,099,560

		3,467,500
Kentucky - 1.0%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,149,840
5.000%, 9/1/2025	1,250,000	1,457,575
Kentucky Economic Development Finance Authority:
5.000%, 8/15/2041, Call 8/15/2027	1,500,000	1,651,995
5.000%, 8/15/2046, Call 8/15/2027	1,500,000	1,644,630
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,485,081
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,981,740
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	102,673
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,281,580
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,100,287
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,692,390
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	264,854

		17,812,645
Louisiana - 1.8%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,335,241
City of New Orleans Sewerage Service Revenue:
5.000%, 6/1/2021	800,000	864,512
5.000%, 6/1/2022	450,000	496,084
5.000%, 6/1/2023	500,000	561,815
5.000%, 6/1/2026, Call 6/1/2025	150,000	171,950
5.000%, 6/1/2027, Call 6/1/2025	200,000	228,992
5.000%, 6/1/2029, Call 6/1/2025	200,000	227,764

City of New Orleans Water System Revenue:
5.000%, 12/1/2021	500,000	544,520
5.000%, 12/1/2022	725,000	803,503
5.000%, 12/1/2024	765,000	879,934
5.000%, 12/1/2026, Call 12/1/2025	240,000	275,285
5.000%, 12/1/2029, Call 12/1/2025	350,000	398,667
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,382,756
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 0.920%, 11/1/2019, Call 6/20/2018 (10)	1,700,000	1,700,000
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	721,664
4.000%, 10/1/2021	675,000	715,520
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	635,000	656,184
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,461,911
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,785,900
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	907,408
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,707,075
5.000%, 1/1/2048, Call 1/1/2027	1,855,000	2,103,626
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,586,904
4.000%, 3/1/2021	3,585,000	3,731,376
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	784,232
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	210,000	176,732
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	510,523

		31,720,078
Maine - 0.5%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	331,086
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,025,000	7,161,285
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,657,275

		9,149,646
Maryland - 1.1%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	846,840
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,091,220
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,088,220
Maryland Health & Higher Educational Facilities Authority:
5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,339,760
5.750%, 7/1/2034, Call 7/1/2021	775,000	858,793
Maryland Industrial Development Financing Authority, 1.220%, 3/1/2030, Call 6/20/2018 (10)	5,000,000	5,000,000
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	683,970
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,241,273

		18,150,076
Massachusetts - 1.3%
Commonwealth of Massachusetts, NATL-RE, 2.581%, 12/1/2030, Call 6/4/2018 (10)(11)	1,450,000	1,450,000
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,547,407
5.000%, 7/1/2027, Call 7/1/2025	125,000	144,271
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,525,650
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	539,380
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	534,955
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (15)	500,000	528,240
5.250%, 1/1/2019	445,000	452,832
5.250%, 1/1/2019 (15)	1,150,000	1,169,907
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,207,558
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (15)	635,000	636,715

Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	901,846
Massachusetts Water Resources Authority, 5.000%, 8/1/2043, Call 8/1/2028	8,600,000	10,145,677

		22,784,438
Michigan - 3.5%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	964,529
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	733,042
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,480,066
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	695,028
5.000%, 5/1/2026	500,000	582,550
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	395,591
Charter Township of Northville:
4.000%, 4/1/2021	400,000	419,944
4.000%, 4/1/2022	240,000	254,942
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,288
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,000,000
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/2/2018	95,000	95,272
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	104,495
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,038,074
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	211,312
5.000%, 10/1/2021	290,000	311,831
5.000%, 10/1/2022	290,000	317,417
5.000%, 10/1/2023	250,000	278,462
5.000%, 10/1/2024	300,000	337,818
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	929,661
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	431,144
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	345,150
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,330,380
5.000%, 5/1/2025	1,000,000	1,158,380
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,097,090
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,085,520
5.000%, 5/1/2022	1,000,000	1,108,650
5.000%, 5/1/2025	1,700,000	1,969,246
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	231,402
5.000%, 5/1/2027, Call 5/1/2025	230,000	264,224
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,767,691
5.250%, 5/1/2027, Call 5/1/2021	600,000	652,332
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,710,513
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,075,580
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	436,489
Jenison Public Schools:
5.000%, 5/1/2021	500,000	540,690
5.000%, 5/1/2022, Call 5/1/2021	560,000	609,050
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,080,350
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,071,390
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,029,880
5.000%, 5/1/2020	1,825,000	1,928,733
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,723,168
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,475,275
4.000%, 11/1/2029, Call 5/1/2025	940,000	998,844
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	221,128
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,141,340
5.000%, 7/1/2026, Call 7/1/2025	175,000	196,921
5.000%, 7/1/2027, Call 7/1/2025	600,000	671,910

5.000%, 7/1/2029, Call 7/1/2025	950,000	1,069,643
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,678,770
5.000%, 7/1/2034, Call 7/1/2025	500,000	550,580
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,156,980
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,120,500
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,689,390
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,688,505
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	902,462
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	229,312
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	487,683
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	267,800
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,799,926
5.000%, 5/1/2021	1,155,000	1,251,720
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2019	340,000	342,982
3.250%, 5/1/2020	90,000	91,841
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (15)	3,000,000	3,430,170
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,419,312
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	233,519
5.000%, 11/15/2025, Call 11/15/2018	285,000	289,360
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,255,608

		60,481,855
Minnesota - 0.3%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	168,585
6.500%, 11/15/2038, Call 11/15/2018	905,000	924,874
City of Minneapolis St. Paul Housing & Redevelopment Authority:
4.000%, 8/15/2019	445,000	455,253
5.250%, 8/15/2025, Call 8/15/2020	275,000	293,376
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	227,838
City of Minneapolis St. Paul Housing & Redevelopment Authority, NATL-RE, 2.566%, 8/1/2027, Call 6/5/2018 (10)(11)	375,000	368,550
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	415,444
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	813,571	785,787
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	535,100	506,868
3.900%, 7/1/2030, Call 1/1/2022	545,000	558,892
5.000%, 1/1/2031, Call 7/1/2021	585,000	615,168

		5,320,635
Mississippi - 0.3%
Mississippi Development Bank:
3.125%, 10/1/2023	180,000	181,093
5.000%, 10/1/2023	2,505,000	2,719,553
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,324,464
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	185,000	185,000
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	150,555

		4,560,665
Missouri - 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,440,320
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	484,453
5.000%, 5/15/2020	125,000	132,125
5.000%, 5/15/2021	490,000	524,300
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	518,980
5.000%, 9/1/2023, Call 9/1/2019	300,000	311,238
5.000%, 10/1/2026, Call 10/1/2025	120,000	139,092
5.000%, 10/1/2028, Call 10/1/2025	115,000	132,881
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,035,700

Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,106,805
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,099,250
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,387,450
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,089,520
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,166,920
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	346,827
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,049,280
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,074,740
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	610,000	627,086
4.000%, 5/1/2027, Call 5/1/2021	595,000	609,768
5.000%, 11/1/2027, Call 11/1/2019	195,000	200,891
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	700,919
5.750%, 1/1/2029, Call 1/1/2019	65,000	66,495
St. Louis County Industrial Development Authority:
2.850%, 9/1/2018	2,900,000	2,910,701
5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,086,230
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,051,070
5.000%, 3/1/2031, Call 3/1/2020	750,000	788,302
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,051,070

		29,132,413
Nebraska - 0.5%
Central Plains Energy Project:
5.000%, 9/1/2034	1,000,000	1,187,320
5.000%, 8/1/2039, Call 12/1/2019 (10)	1,000,000	1,042,220
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,053,980
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,086,760
Omaha Public Power District:
5.000%, 2/1/2036, Call 12/1/2027	1,000,000	1,175,880
5.000%, 2/1/2037, Call 12/1/2027	500,000	586,575
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	913,324
5.000%, 5/1/2027, Call 5/1/2022	585,000	647,402
5.000%, 5/1/2028, Call 5/1/2022	550,000	608,229
5.000%, 5/1/2029, Call 5/1/2022	660,000	729,353

		9,031,043
Nevada - 1.2%
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,256,758
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,351,512
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,124,470
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,597,080
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	3,993,578
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,023,480
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,651,206

		19,998,084
New Hampshire - 0.0%
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	820,000	833,087
New Jersey - 3.9%
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	2,000,000	2,006,900
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,083,550
5.000%, 6/15/2020	1,500,000	1,573,485
5.000%, 11/1/2021	4,600,000	4,920,482
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,862,000
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,050,000	6,269,010

New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	260,000	266,063
New Jersey Transportation Trust Fund Authority:
2.060%, (SIFMA Municipal Swap Index Yield+100 basis points), 6/15/2034, Call 6/15/2019 (9)	5,000,000	5,005,400
5.000%, 6/15/2022	500,000	539,470
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,359,000
5.250%, 12/15/2023	240,000	266,940
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,382,850
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,204,990
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,181,482
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	366,938
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	570,140
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,847,606
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,862,852
Tender Option Bond Trust Receipts/Certificates, 1.190%, 7/1/2025 (5)(10)	3,035,000	3,035,000
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,160,300
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,289,220
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,710,060
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,747,475

		66,511,213
New Mexico - 1.2%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	695,178
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,395,000
5.700%, 6/1/2026, Call 6/1/2018	465,000	465,000
5.800%, 6/1/2027, Call 6/1/2018	825,000	825,000
New Mexico Hospital Equipment Loan Council, 1.080%, 8/1/2034, Call 6/20/2018 (10)	2,900,000	2,900,000
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	821,507	790,636
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	175,000	177,406
4.625%, 3/1/2028, Call 9/1/2021	525,000	542,803
5.350%, 3/1/2030, Call 9/1/2020	1,270,000	1,340,904
5.650%, 9/1/2039, Call 3/1/2019	90,000	90,988
New Mexico Municipal Energy Acquisition Authority, 2.028%, (SIFMA Municipal Swap Index Yield+75 basis points), 11/1/2039, Call 2/1/2019 (9)	10,000,000	10,012,000

		20,234,915
New York - 4.9%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	170,449
5.000%, 12/1/2024	200,000	230,308
BB&T Municipal Trust, 1.860%, (FCPR DLY+66 basis points), 11/15/2019 (5)(10)	537,187	538,487
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,086,570
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,389,544
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,058,910
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,215,559
City of New York:
5.000%, 8/1/2032, Call 2/1/2028	1,000,000	1,185,940
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,605,730
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	2,995,375
City of New York, AGC, 1.850%, 10/1/2021, Call 6/4/2018 (10)(11)	400,000	400,000
Long Island Power Authority:
1.985%, (SIFMA Municipal Swap Index Yield+65 basis points), 5/1/2033, Call 7/2/2018 (10)	2,500,000	2,500,000
5.000%, 9/1/2042, Call 9/1/2027	1,000,000	1,146,420
Metropolitan Transportation Authority:
1.510%, (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2044 (9)	1,000,000	998,070
5.000%, 11/15/2033, Call 5/15/2028	1,620,000	1,898,365
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,651,058

New York City Transitional Finance Authority Future Tax Secured Revenue:
1.050%, 8/1/2023, Call 6/20/2018 (10)	4,600,000	4,600,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,414,345
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,167,360
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,334,720
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,612,480
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,605,880
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	571,675
5.000%, 6/15/2029, Call 6/15/2024	600,000	684,204
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	753,975
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,318,130
5.000%, 3/15/2028, Call 3/15/2019	625,000	641,450
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	546,135
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	544,145
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,064,880
New York State Dormitory Authority, NATL-RE, 3.250%, 7/1/2029, Call 6/4/2018 (10)(11)	2,800,000	2,800,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,123,470
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (15)	2,500,000	2,594,175
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.350%, Call 6/20/2018 (5)(10)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 0.970%, 3/1/2022, Call 6/20/2018 (5)(10)	6,000,000	6,000,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	500,000	521,045
Tender Option Bond Trust Receipts/Certificates, 1.160%, 11/15/2044, Call 6/6/2018 (5)(10)	2,000,000	2,000,000
Town of Oyster Bay, 3.500%, 6/1/2018	1,000,000	1,000,000
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,103,490
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,087,500
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	547,470

		83,707,314
North Carolina - 0.7%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	612,431
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,092,640
5.000%, 10/1/2024, Call 10/1/2021	835,000	911,787
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	262,370
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,559,052
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,842,597
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	95,000	97,370
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	270,000	276,137
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	488,264
5.000%, 6/1/2027, Call 6/1/2022	500,000	551,405
North Carolina Turnpike Authority, State Appropriation, 5.000%, 7/1/2047, Call 7/1/2026	750,000	820,237
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,270,256
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,779,553

		11,564,099
North Dakota - 1.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	665,372
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,555,238
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,887,833
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,383,606
City of Grand Forks:
4.000%, 12/1/2019	535,000	550,248
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,062,420
City of West Fargo, 3.000%, 5/1/2023, Call 7/2/2018	185,000	185,115
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,791,550
5.000%, 6/1/2038, Call 6/1/2028	2,500,000	2,769,400

North Dakota Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	225,000	228,967
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,626,196
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,351,775
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,224,016
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,213,158
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,488,792
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,577,163

		26,560,849
Ohio - 4.1%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,081,380
City of Chillicothe, 5.000%, 12/1/2037, Call 12/1/2027	2,000,000	2,230,240
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,223,037
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,082,120
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,486,553
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,374,292
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	516,079
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,206,053
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,267,758
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,569,174
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,088,100
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	534,760
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,066,320
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,062,590
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	342,828
0.000%, 12/1/2025	600,000	496,992
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,070,390
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,232,280
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,194,640
5.000%, 5/15/2031, Call 5/15/2023	405,000	450,441
County of Franklin Sales Tax Revenue, 5.000%, 6/1/2048, Call 6/1/2028 (7)	3,000,000	3,537,240
County of Hamilton, 5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,470,555
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,060,098
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,241,722
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,009,878
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,394,132
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,197,145
FHLMC Multifamily VRD Certificates, 1.360%, (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (9)	3,500,000	3,500,000
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	787,501
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	716,260
4.000%, 12/1/2024, Call 12/1/2019	835,000	860,042
4.000%, 12/1/2025, Call 12/1/2019	855,000	880,641
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,656,748
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,762,190
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	896,771
New Albany Community Authority:
4.000%, 10/1/2020	590,000	616,798
5.000%, 10/1/2022	1,000,000	1,113,570
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,224,241
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	253,299
5.000%, 12/1/2028, Call 12/1/2023	365,000	420,246
5.000%, 12/1/2029, Call 12/1/2023	500,000	575,680

Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,094,026
4.000%, 12/1/2021	795,000	837,906
4.000%, 12/1/2022	845,000	899,274
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.200%, 9/1/2029, Call 9/1/2018	1,000,000	1,006,810
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,481,115
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	247,772
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,229,140
Rib Floater Trust Various States, 1.240%, 11/15/2048, Call 7/2/2018 (5)(10)	5,000,000	5,000,000
State of Ohio, 1.500%, 11/1/2035 (10)	3,000,000	3,000,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	272,130

		69,818,957
Oklahoma - 0.8%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,220,400
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 7/2/2018	1,830,000	1,830,091
4.000%, 9/1/2018	415,000	417,312
4.000%, 9/1/2019	740,000	758,870
4.000%, 9/1/2020	700,000	725,060
4.000%, 9/1/2021	805,000	842,859
Oklahoma Development Finance Authority, 5.250%, 8/15/2043, Call 8/15/2028	500,000	565,760
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	305,000	309,252
3.300%, 3/1/2031, Call 3/1/2022	750,000	757,132
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	10,000	10,104
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (15)	1,405,000	1,528,935
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,668,780
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,660,500

		13,295,055
Oregon - 0.7%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,100,930
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	764,906
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,330,458
0.000%, 3/1/2021	1,215,000	1,142,404
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,784,440
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	272,187
5.000%, 9/1/2022	505,000	560,434
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	213,077
3.750%, 6/1/2021, Call 6/1/2019	220,000	223,718
4.000%, 6/1/2022, Call 6/1/2019	235,000	239,336
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,288,990
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (15)	585,000	603,328

		11,524,208
Pennsylvania - 3.1%
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	750,000	828,488
5.000%, 11/1/2037, Call 11/1/2027	1,000,000	1,121,030
5.000%, 5/15/2038, Call 5/15/2025	255,000	278,600
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,809,742
5.000%, 5/15/2043, Call 5/15/2025	350,000	381,042
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,765,583
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	547,955
City of Pittsburgh, 4.000%, 9/1/2021	750,000	794,168
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,143,690
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,419,362
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,135,490
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,130,960

Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,833,075
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,521,006
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	384,667
5.000%, 5/1/2022	430,000	466,774
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	571,273
Montgomery County Higher Education & Health Authority, 1.780%, 9/1/2050, Call 6/1/2018 (10)	8,000,000	8,000,000
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	759,923
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,439,235
Pennsylvania Economic Development Financing Authority, 2.125%, 11/1/2021 (10)	1,500,000	1,498,575
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	571,620
0.000%, 1/1/2021	600,000	552,480
5.000%, 1/1/2022	305,000	328,314
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (15)	2,055,000	2,123,041
Pennsylvania Turnpike Commission:
1.740%, (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 7/2/2018 (10)	2,850,000	2,851,054
2.040%, (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (10)	5,000,000	5,086,150
4.000%, 12/1/2023, Call 12/1/2019	105,000	108,463
4.000%, 12/1/2023, Call 12/1/2019	95,000	97,383
5.000%, 6/1/2021, Call 6/1/2019	715,000	738,388
5.000%, 12/1/2030, Call 12/1/2020 (12)	215,000	231,091
5.000%, 12/1/2030, Call 12/1/2020 (12)	120,000	128,526
5.000%, 12/1/2030, Call 12/1/2020 (12)	250,000	268,710
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,470,880
6.000%, 12/1/2034, Call 12/1/2020 (12)	55,000	60,448
6.000%, 12/1/2034, Call 12/1/2020 (12)	70,000	76,934
6.000%, 12/1/2034, Call 12/1/2020 (12)	270,000	296,052
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,072,832
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,112,340
Pittsburgh Water & Sewer Authority, AGM, 1.975%, (LIBOR 1 Month+64 basis points), 9/1/2040, Call 6/1/2020 (9)	2,055,000	2,056,603
Sayre Health Care Facilities Authority, 2.124%, (LIBOR 3 Month+78 basis points), 12/1/2024, Call 7/2/2018 (9)	225,000	226,231
Scranton School District, BAM SAW, 5.000%, 12/1/2034, Call 12/1/2027	1,500,000	1,680,375

		52,968,553
Rhode Island - 0.6%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	769,850
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (15)	300,000	304,413
4.000%, 12/1/2022, Call 12/1/2021 (15)	2,885,000	3,007,209
4.200%, 12/1/2018, Call 7/2/2018	600,000	600,996
4.250%, 12/1/2020, Call 7/2/2018	500,000	501,175
4.250%, 12/1/2025, Call 12/1/2021 (15)	2,205,000	2,285,350
4.500%, 12/1/2021, Call 7/2/2018	1,000,000	1,002,240
4.750%, 12/1/2028, Call 12/1/2021 (15)	1,000,000	1,044,760
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	869,547
4.000%, 3/15/2026, Call 3/15/2024	460,000	496,395

		10,881,935
South Carolina - 1.1%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	803,226
5.250%, 1/1/2028, Call 1/1/2022	475,000	520,420
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	534,096
5.000%, 10/1/2026, Call 10/1/2022	400,000	443,336

County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,135,000
5.000%, 11/1/2030, Call 11/1/2020	500,000	531,685
5.000%, 11/1/2031, Call 11/1/2024	360,000	405,482
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	482,954
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,099,020
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,896,390
South Carolina Public Service Authority:
5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,644,948
5.500%, 1/1/2038, Call 1/1/2019	920,000	940,332
South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 7/1/2019	60,000	61,286
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (12)	1,500,000	1,656,045
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	959,445
Tender Option Bond Trust Receipts/Certificates, 1.210%, 7/1/2018 (5)(10)	2,100,000	2,100,000

		18,213,665
South Dakota - 0.8%
City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/1/2019	225,000	237,301
6.750%, 12/1/2031, Call 12/1/2019	500,000	534,655
7.000%, 12/1/2035, Call 12/1/2019	750,000	804,840
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	816,627
4.500%, 9/1/2018	500,000	503,935
4.500%, 9/1/2020	900,000	953,946
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,139,605
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,056,617
5.000%, 9/1/2019	200,000	207,668
5.000%, 11/1/2022	715,000	798,977
5.000%, 8/1/2023	375,000	424,166
5.000%, 11/1/2023	625,000	711,025
5.000%, 8/1/2024	195,000	223,737
5.000%, 11/1/2024	650,000	749,398
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,041,860
5.000%, 11/1/2025, Call 11/1/2024	600,000	689,064
5.000%, 9/1/2027, Call 9/1/2024	720,000	810,979
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,271,938

		13,976,338
Tennessee - 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,442,555
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	540,585
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,138,620
Public Building Authority of Sevier County, AMBAC County Guarantee, 1.020%, 6/1/2018 (10)(11)	200,000	199,998
Shelby County Health Educational & Housing Facilities Board, AGM, 0.880%, 6/1/2042, Call 11/1/2018 (10)	2,600,000	2,600,000
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,880,294
5.250%, 9/1/2021	3,810,000	4,155,262
5.250%, 9/1/2022	250,000	277,602
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	916,789
4.125%, 1/1/2025, Call 1/1/2021	620,000	636,994
5.000%, 1/1/2027, Call 7/1/2019	70,000	70,640

		22,859,339
Texas - 6.4%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,093,530
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	710,017

Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,022,990
5.250%, 4/1/2021, Call 4/1/2020	400,000	420,592
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	812,140
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,156,740
5.000%, 9/1/2027, Call 9/1/2025	600,000	691,902
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,142,550
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,187,777
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	283,430
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	390,380
City of Houston Airport System Revenue, 5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,634,944
City of Houston Airport System Revenue, XLCA, 3.960%, 7/1/2032 (10)(11)	425,000	425,000
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	256,723
5.000%, 10/1/2027, Call 10/1/2024	240,000	272,338
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	642,786
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,328,262
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	785,497
5.000%, 8/15/2027, Call 8/15/2025	545,000	634,609
5.000%, 8/15/2028, Call 8/15/2025	835,000	968,116
5.000%, 8/15/2029, Call 8/15/2025	335,000	386,737
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,440,400
Corpus Christi Busines & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,109,340
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,430,643
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,444,880
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,044,921
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,121,780
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	723,843
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,117,000
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,326,550
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,236,380
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,363,332
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,855,806
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	688,241
Grand Parkway Transportation Corp.:
0.000%, 10/1/2030, Call 10/1/2028 (12)	1,000,000	935,850
5.000%, 10/1/2043, Call 4/1/2028	5,000,000	5,799,100
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,583,067
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,664,786
Harris County Cultural Education Facilities Finance Corp.:
1.810%, (FCPR DLY+75 basis points), 6/1/2020 (10)	2,000,000	2,008,400
1.890%, (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (10)	2,400,000	2,420,184
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,621,548
Harris County Flood Control District, 5.000%, 10/1/2030, Call 10/1/2027	1,900,000	2,266,700
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	460,068
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	571,775
Irving Hospital Authority, 5.000%, 10/15/2044, Call 6/30/2026	1,500,000	1,640,445
Katy Independent School District, PSF, 5.000%, 2/15/2043	1,500,000	1,749,360
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	150,981
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,205,110
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	799,903
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,553,047
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 7/2/2018	675,000	676,984
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	593,973
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	513,754

New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	906,635
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,706,851
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,263,969
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,024,010
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	464,790
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	338,232
5.000%, 8/15/2023	250,000	277,058
5.000%, 8/15/2024	200,000	224,140
North Texas Tollway Authority:
1.860%, (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2050, Call 7/2/2018 (9)	1,750,000	1,750,192
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,404,942
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,765,589
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 8/1/2018 (10)	2,085,000	2,085,229
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,147,610
Rib Floater Trust Various States, 1.380%, 6/1/2032	7,000,000	7,000,000
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	540,405
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	417,172
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 6/21/2018	305,000	305,000
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,267,530
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	1,993,881
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,404,136
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,403,920
Tender Option Bond Trust Receipts/Certificates, 1.130%, 8/15/2027, Call 8/15/2022 (5)(10)	300,000	300,000
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,178,540
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,080,220
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,558,214

		110,173,476
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,473,886
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,057,300

		3,531,186
Utah - 1.2%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	886,346
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,042,760
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	358,254
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,640,949
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,423,695
County of Utah, 1.080%, 5/15/2051, Call 6/20/2018 (10)	7,800,000	7,800,000
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	998,329
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,350,000
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	534,888
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,113,160
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,451,320
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,097,856

		20,697,557
Vermont - 0.1%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	890,000	928,626
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (15)	130,000	133,326
5.000%, 6/15/2020 (15)	125,000	130,516

		1,192,468
Virginia - 0.4%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	548,565
Henrico County Economic Development Authority, AGM, 3.250%, 8/23/2027, Call 6/20/2018 (10)(11)	50,000	50,000

Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,134,910
5.000%, 6/15/2030, Call 6/15/2026	700,000	787,017
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	784,492
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,848,033
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,045,170

		6,198,187
Washington - 1.6%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	179,145
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 11/1/2018	660,000	667,498
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,019,820
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,586,080
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	215,064
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	130,000	130,837
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,286,589
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,140,104
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	717,067
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	445,680
Tender Option Bond Trust Receipts/Certificates:
1.210%, 6/15/2033, Call 6/1/2019 (5)(10)	2,900,000	2,900,000
1.210%, 8/15/2042, Call 8/15/2022 (5)(10)	3,375,000	3,375,000
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	827,355
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	948,108
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,266,780
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,211,860
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	770,760
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	876,712
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,082,946
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	565,568
5.000%, 12/1/2022	510,000	563,851

		27,776,824
West Virginia - 0.1%
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,558,100
Wisconsin - 3.8%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	101,644
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	513,135
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	750,000	757,042
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,018,040
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,100,240
5.000%, 11/15/2029	1,900,000	2,199,934
5.000%, 11/15/2030	1,230,000	1,433,799
5.000%, 7/1/2037, Call 7/1/2024	820,000	857,556
5.000%, 9/30/2037, Call 9/30/2027	250,000	278,545
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,039,750
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,570,425
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	859,856
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,188,020
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,756
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,751,035
5.750%, 5/1/2029, Call 5/1/2019	105,000	108,864
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,087,474
6.000%, 5/1/2033, Call 5/1/2019	135,000	140,270
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,329,971
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,041,714

Tender Option Bond Trust Receipts/Certificates, 1.130%, 11/15/2044 (5)(10)	4,320,000	4,320,000
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,226,104
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,536,916
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	577,938
5.250%, 12/15/2027	1,930,000	2,230,964
Wisconsin Health & Educational Facilities Authority:
4.000%, 2/15/2042, Call 2/15/2027	1,000,000	1,011,690
4.750%, 10/15/2029, Call 10/15/2021	605,000	642,806
5.000%, 8/15/2018	1,000,000	1,006,540
5.000%, 6/1/2019	205,000	208,095
5.000%, 7/1/2019	340,000	351,601
5.000%, 7/1/2019	650,000	672,178
5.000%, 8/15/2019	250,000	259,215
5.000%, 8/15/2019	955,000	990,545
5.000%, 8/15/2020	1,060,000	1,128,699
5.000%, 3/1/2021	240,000	254,158
5.000%, 8/15/2021	1,160,000	1,264,968
5.000%, 3/1/2022	205,000	220,605
5.000%, 10/1/2022	750,000	834,195
5.000%, 12/15/2022	500,000	555,945
5.000%, 12/15/2023	500,000	565,290
5.000%, 12/15/2024	500,000	571,965
5.000%, 3/1/2025, Call 3/1/2024	315,000	343,993
5.000%, 6/1/2026, Call 6/1/2020	135,000	143,169
5.000%, 8/15/2027, Call 8/15/2022	500,000	557,520
5.000%, 12/15/2028, Call 12/15/2024	100,000	112,348
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,891,964
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,963,834
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,073,540
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,564,600
5.125%, 4/15/2031, Call 4/15/2023	250,000	272,450
5.250%, 6/1/2034, Call 6/1/2020	300,000	319,611
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,722,191
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,931,574

		65,732,281
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,079,030

Total Municipals (identified cost $1,643,800,764)		1,683,652,440
Mutual Funds - 0.9%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,376,595
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,447,600
BlackRock Municipal Bond Trust	93,400	1,333,752
BlackRock Municipal Income Quality Trust	107,800	1,427,272
BlackRock Municipal Income Trust	107,000	1,381,370
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,169,368
BlackRock MuniYield Quality Fund, Inc.	105,000	1,470,000
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	510,854	5,139,189
Eaton Vance Municipal Income 2028 Term Trust	42,000	816,060

Total Mutual Funds (identified cost $15,756,268)		15,561,206

Short-Term Investments - 0.4%

Mutual Funds - 0.4%
BMO Government Money Market Fund - Premier Class, 1.581% (4)	7,506,864	7,506,864

Total Short-Term Investments (identified cost $7,506,864)		7,506,864

Total Investments - 99.1% (identified cost $1,667,063,896)		1,706,720,510
Other Assets and Liabilities - 0.9%		15,080,227

Total Net Assets - 100.0%		$1,721,800,737

Strategic Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
2.220% (LIBOR 1 Month+26 basis points), 8/25/2031, (Series T-32) (9)	$226,053	$225,024

Total Asset-Backed Securities (identified cost $226,053)		225,024

Collateralized Mortgage Obligations - 11.0%

Federal National Mortgage Association - 0.5%
2.360% (LIBOR 1 Month+40 basis points), 4/25/2034, (Series 2004-25) (9)	170,049	171,099
4.000%, 3/25/2041, (Series 2012-21)	275,383	280,749

		451,848

Private Sponsor - 10.5%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	745,841	753,854
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	228,572	243,579
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.159%, 7/25/2037 (10)	444,546	399,827
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	505,164	523,804
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	77,604	66,367
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	131,306	139,568
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.744%, 11/25/2034 (10)	556,769	567,430
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	702,094	631,053
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	542,668	527,568
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.563%, 12/25/2034 (10)	582,028	564,809
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	312,554	313,839
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	2,669,635	2,666,748
Class A1, (Series 2006-AR19), 3.707%, 12/25/2036 (10)	690,015	647,909
Class A1, (Series 2007-15), 6.000%, 11/25/2037	539,608	537,044
Class A6, (Series 2007-7), 6.000%, 6/25/2037	339,485	338,934
Class A8, (Series 2007-11), 6.000%, 8/25/2037	402,865	401,217

		9,323,550

Total Collateralized Mortgage Obligations (identified cost $9,730,326)		9,775,398

Commercial Mortgage Securities - 6.7%

Private Sponsor - 6.7%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (10)	1,000,000	999,059
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (10)	2,000,000	2,030,249
Morgan Stanley BAML Trust, Class C, (Series 2016-C32), 4.295%, 12/15/2049 (10)	1,000,000	994,498
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5)(10)	2,000,000	1,992,965

Total Commercial Mortgage Securities (identified cost $6,089,738)		6,016,771

Corporate Bonds & Notes - 67.6%

Auto Parts & Equipment - 1.0%
Allison Transmission, Inc., 4.750%, 10/1/2027 (1)(5)	1,000,000	938,750

Banks - 1.7%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1)(5)	500,000	504,898
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,021,250

		1,526,148
Chemicals - 2.6%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1)(5)	1,000,000	937,400
Mexichem SAB de C.V., 5.500%, 1/15/2048 (1)(5)	1,000,000	860,000
Syngenta Finance NV, 4.892%, 4/24/2025 (1)(5)	500,000	496,255

		2,293,655
Commercial Services - 3.7%
ADT Corp., 4.875%, 7/15/2032 (5)	1,000,000	790,000
Avis Budget Car Rental LLC, 5.125%, 6/1/2022 (1)(5)	750,000	738,862
Hertz Corp., 5.875%, 10/15/2020	500,000	483,850
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	744,375
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	500,000	546,250

		3,303,337
Computers - 0.8%
Seagate HDD Cayman, 4.875%, 6/1/2027 (1)	750,000	703,719
Diversified Financial Services - 2.3%
Ally Financial, Inc., 5.750%, 11/20/2025	500,000	511,625
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	780,000
Jefferies Finance LLC, 7.500%, 4/15/2021 (1)(5)	750,000	762,188

		2,053,813
Electric - 1.4%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	495,607
Vistra Energy Corp., 7.375%, 11/1/2022 (1)	750,000	789,675

		1,285,282
Electronics - 0.8%
Ingram Micro, Inc., 5.450%, 12/15/2024 (1)	750,000	740,494
Food - 1.3%
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1)(5)	750,000	693,750
Post Holdings, Inc., 5.000%, 8/15/2026 (1)(5)	500,000	470,000

		1,163,750
Forest Products & Paper - 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	799,875
Healthcare-Products - 0.9%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1)(5)	1,000,000	831,250
Healthcare-Services - 1.4%
Centene Corp., 6.125%, 2/15/2024 (1)	750,000	790,313
HCA, Inc., 5.000%, 3/15/2024	500,000	504,850

		1,295,163
Home Builders - 1.8%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	1,000,000	890,100
Lennar Corp., 5.000%, 6/15/2027 (5)	750,000	718,125

		1,608,225
Household Products/Wares - 0.6%
ACCO Brands Corp., 5.250%, 12/15/2024 (1)(5)	500,000	501,250
Internet - 1.1%
Netflix, Inc., 4.875%, 4/15/2028 (1)(5)	1,000,000	951,350
Iron/Steel - 0.6%
Vale SA, 5.625%, 9/11/2042 (1)	500,000	505,000
Media - 4.5%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	746,000
Altice France SA, 6.000%, 5/15/2022 (1)(5)	500,000	498,750
Cablevision Systems Corp., 5.875%, 9/15/2022 (1)	750,000	750,000
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	728,437
Time Warner Cable LLC, 4.500%, 9/15/2042 (1)	1,000,000	846,651
Viacom, Inc., 4.375%, 3/15/2043	500,000	431,423

		4,001,261

Mining - 3.2%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	508,855
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1)(5)	750,000	778,125
Kinross Gold Corp.:
4.500%, 7/15/2027 (5)	825,000	759,000
6.875%, 9/1/2041	750,000	778,125

		2,824,105
Miscellaneous Manufacturing - 1.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,265,179
Oil & Gas - 8.3%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	1,000,000	1,036,250
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	479,875
Ensco PLC:
4.500%, 10/1/2024	1,000,000	836,250
5.200%, 3/15/2025 (1)	750,000	630,938
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	750,000	779,775
Petrobras Global Finance BV, 5.999%, 1/27/2028 (5)	1,075,000	997,331
Petroleos Mexicanos:
5.350%, 2/12/2028 (1)(5)	1,000,000	944,000
5.500%, 6/27/2044	1,000,000	837,900
Rowan Cos., Inc., 4.750%, 1/15/2024 (1)	1,000,000	862,500

		7,404,819
Pharmaceuticals - 4.6%
CVS Health Corp., 4.780%, 3/25/2038 (1)	1,000,000	1,000,762
Endo Finance LLC, 5.750%, 1/15/2022 (1)(5)	500,000	421,250
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	1,300,000	955,829
6.000%, 4/15/2024	1,000,000	992,221
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	750,000	758,194

		4,128,256
Pipelines - 2.2%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	750,000	748,125
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047 (1)	1,250,000	1,178,490

		1,926,615
Real Estate - 0.5%
WeWork Cos., Inc., 7.875%, 5/1/2025 (1)(5)	500,000	473,195
Real Estate Investment Trusts - 2.4%
EPR Properties, 4.500%, 6/1/2027 (1)	750,000	720,195
GEO Group, Inc., 5.125%, 4/1/2023 (1)	1,000,000	988,450
SBA Communications Corp., 4.875%, 9/1/2024	500,000	468,130

		2,176,775
Retail - 3.6%
Beacon Escrow Corp., 4.875%, 11/1/2025 (1)(5)	750,000	693,750
JC Penney Corp., Inc., 5.650%, 6/1/2020	6,000	5,902
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,000,000	921,250
7.600%, 7/15/2037	500,000	466,250
New Red Finance, Inc., 4.250%, 5/15/2024 (1)(5)	650,000	617,500
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(5)	500,000	510,000

		3,214,652
Software - 0.8%
VMware, Inc., 3.900%, 8/21/2027	750,000	703,990
Sovereign - 5.8%
Angolan Government International Bond, 8.250%, 5/9/2028 (5)	500,000	518,065
Argentine Republic Government International Bond, 5.875%, 1/11/2028	500,000	438,750
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	663,620
Ecuador Government International Bond, 7.875%, 1/23/2028 (5)	750,000	662,812
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	750,000	721,093
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	692,400

Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	473,895
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (5)	1,000,000	1,008,993

		5,179,628
Telecommunications - 5.4%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	800,000	774,213
CenturyLink, Inc., 5.625%, 4/1/2025 (1)	750,000	702,232
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (5)	1,000,000	985,000
CommScope, Inc., 5.500%, 6/15/2024 (5)	1,000,000	1,006,250
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	498,750
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	703,480
Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028 (5)	200,000	189,052

		4,858,977
Toys/Games/Hobbies - 0.8%
Mattel, Inc., 2.350%, 8/15/2021	750,000	686,250
Transportation - 0.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5)	250,000	254,791
Venture Capital - 0.9%
Icahn Enterprises LP, 5.875%, 2/1/2022	750,000	760,313

Total Corporate Bonds & Notes (identified cost $62,478,034)		60,359,867

U.S. Government Agency-Mortgage Securities - 12.4%

Federal Home Loan Mortgage Corporation - 3.8%
3.500%, 4/1/2042	75,544	75,997
4.000%, 12/1/2040	362,192	373,683
4.500%, 9/1/2031	348,574	366,131
4.500%, 7/1/2040	26,188	27,645
4.500%, 11/1/2040	767,449	810,151
4.500%, 2/1/2041	1,072,782	1,132,540
5.000%, 12/1/2022	80,537	83,095
5.000%, 1/1/2040	219,223	235,502
5.500%, 11/1/2018	3,387	3,391
5.500%, 10/1/2021	82,331	84,725
5.500%, 7/1/2035	46,946	51,130
6.000%, 12/1/2036	22,400	24,800
6.000%, 12/1/2037	10,151	11,178
7.500%, 4/1/2024	25,294	27,492
7.500%, 4/1/2027	15,831	17,673
8.000%, 8/1/2030	17,759	20,334
8.500%, 9/1/2024	15,626	17,031
9.000%, 6/1/2019	210	211
9.500%, 2/1/2025	3,889	3,921

		3,366,630
Federal National Mortgage Association - 8.3%
3.000%, 8/1/2032	200,667	200,043
3.500%, 7/1/2032	386,621	393,422
4.000%, 11/1/2031	696,484	722,835
4.000%, 3/1/2041	260,891	268,782
4.500%, 4/1/2041	2,026,323	2,138,527
4.500%, 6/1/2042	866,987	914,977
5.500%, 1/1/2023	101,746	109,283
5.500%, 2/1/2036	142,359	154,861
5.500%, 7/1/2036	297,919	324,956
5.500%, 8/1/2037	537,812	585,325
6.000%, 9/1/2021	113,529	116,350
6.000%, 5/1/2039	519,557	579,214
6.500%, 8/1/2030	322,064	358,554
6.500%, 12/1/2031	17,668	19,670
6.500%, 11/1/2037	44,504	49,235
7.000%, 3/1/2029	39,593	44,471
7.000%, 7/1/2029	127,309	142,080
7.000%, 2/1/2030	80,465	88,442

7.500%, 10/1/2030	18,946	20,905
8.000%, 10/1/2028	119,705	130,759
8.000%, 4/1/2030	31,805	36,939

		7,399,630
Government National Mortgage Association - 0.3%
5.000%, 4/15/2034	243,083	260,637
7.000%, 8/15/2031	32,924	37,080
9.500%, 10/15/2024	2,956	2,964

		300,681

Total U.S. Government Agency-Mortgage Securities (identified cost $10,968,538)		11,066,941

Short-Term Investments - 33.3%

Collateral Pool Investments for Securities on Loan - 32.2%
Collateral pool allocation (3)		28,796,062
Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	980,388	980,486

Total Short-Term Investments (identified cost $29,776,450)		29,776,548

Total Investments - 131.3% (identified cost $119,269,139)		117,220,549
Other Assets and Liabilities - (31.3)%		(27,957,222)

Total Net Assets - 100.0%		$89,263,327

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 96.8%

Aerospace/Defense - 1.0%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,473,146
Agriculture - 2.0%
Bunge, Ltd. Finance Corp., 3.000%, 9/25/2022 (1)	2,000,000	1,935,406
Philip Morris International, Inc.:
2.000%, 2/21/2020 (1)	2,000,000	1,973,044
2.900%, 11/15/2021 (1)	1,000,000	996,781

		4,905,231
Apparel - 0.8%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	1,997,540
Auto Manufacturers - 3.8%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (5)	2,500,000	2,404,287
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,937,136
Ford Motor Credit Co. LLC, 3.293% (LIBOR 3 Month+93 basis points), 11/4/2019 (9)	1,500,000	1,511,323
General Motors Financial Co., Inc.:
4.000%, 1/15/2025 (1)	1,000,000	983,585
4.350%, 1/17/2027 (1)	500,000	492,274
Toyota Motor Credit Corp., 3.400%, 4/14/2025	2,000,000	1,986,345

		9,314,950
Banks - 12.1%
Banco Santander SA, 3.897% (LIBOR 3 Month+156 basis points), 4/11/2022 (9)	2,000,000	2,046,295
Bank of America Corp.:
3.178% (LIBOR 3 Month+87 basis points), 4/1/2019 (9)	1,000,000	1,006,850
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (9)	2,000,000	1,958,783
Canadian Imperial Bank of Commerce, 2.545% (LIBOR 3 Month+52 basis points), 9/6/2019 (9)	2,000,000	2,009,098
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,197,849
Citigroup, Inc., 3.730% (LIBOR 3 Month+143 basis points), 9/1/2023 (1)(9)	2,000,000	2,042,185
Fifth Third Bank, 2.200%, 10/30/2020	2,000,000	1,959,916
Goldman Sachs Group, Inc.:
3.443% (LIBOR 3 Month+110 basis points), 11/15/2018 (9)	1,000,000	1,004,928
3.472% (LIBOR 3 Month+111 basis points), 4/26/2022 (9)	1,000,000	1,011,870
4.223%, 5/1/2029 (1)(10)	2,000,000	1,972,608
HSBC Holdings PLC, 3.990% (LIBOR 3 Month+166 basis points), 5/25/2021 (9)	1,500,000	1,551,013
JPMorgan Chase & Co., 3.088% (LIBOR 3 Month+84 basis points), 3/22/2019 (9)	2,000,000	2,011,155
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,469,904
Morgan Stanley, 3.102% (LIBOR 3 Month+74 basis points), 7/23/2019 (9)	1,500,000	1,508,133
Royal Bank of Scotland Group PLC, 4.892%, 5/18/2029 (10)	1,500,000	1,502,736
Toronto-Dominion Bank, 3.331% (LIBOR 3 Month+100 basis points), 4/7/2021 (9)	2,000,000	2,035,815
U.S. Bank NA, 2.679% (LIBOR 3 Month+32 basis points), 1/24/2020 (9)	1,500,000	1,504,815
Wells Fargo Bank NA, 2.930% (LIBOR 3 Month+60 basis points), 5/24/2019 (9)	1,000,000	1,004,806
Westpac Banking Corp., 2.891% (LIBOR 3 Month+56 basis points), 8/19/2019 (9)	1,000,000	1,004,856

		29,803,615
Beverages - 2.5%
Anheuser-Busch InBev Finance, Inc.:
2.650%, 2/1/2021 (1)	1,500,000	1,486,954
3.623% (LIBOR 3 Month+126 basis points), 2/1/2021 (9)	1,250,000	1,286,625
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023	2,000,000	1,924,935
Molson Coors Brewing Co., 2.250%, 3/15/2020	1,500,000	1,475,603

		6,174,117
Biotechnology - 0.5%
Amgen, Inc., 2.200%, 5/22/2019	1,300,000	1,294,101

Chemicals - 4.5%
Braskem Netherlands Finance BV:
3.500%, 1/10/2023 (5)	1,000,000	950,300
4.500%, 1/10/2028 (5)	600,000	562,440
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,772,500
EI du Pont de Nemours & Co., 2.888% (LIBOR 3 Month+53 basis points), 5/1/2020 (9)	1,500,000	1,509,469
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	455,000
6.750%, 9/19/2042 (5)	1,500,000	1,560,000
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,406,240
Syngenta Finance NV, 4.892%, 4/24/2025 (1)(5)	2,000,000	1,985,022

		11,200,971
Commercial Services - 0.3%
ADT Corp.:
4.125%, 6/15/2023 (1)	500,000	458,750
4.875%, 7/15/2032 (5)	250,000	197,500

		656,250
Computers - 2.6%
Apple, Inc., 2.250%, 2/23/2021 (1)	2,000,000	1,972,576
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	2,000,000	2,439,417
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,030,988
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	1,000,000	924,277

		6,367,258
Diversified Financial Services - 5.9%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	2,000,000	1,892,940
American Express Credit Corp., 2.727% (LIBOR 3 Month+55 basis points), 3/18/2019 (9)	1,500,000	1,505,355
Capital One Bank USA NA, 2.250%, 2/13/2019 (1)	1,200,000	1,196,538
Discover Financial Services, 4.100%, 2/9/2027 (1)	2,000,000	1,942,697
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,000,000	959,166
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025 (1)	1,500,000	1,441,867
4.418%, 11/15/2035 (1)	1,500,000	1,448,014
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	523,041
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	524,611
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	518,105
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	972,184
Synchrony Financial, 3.950%, 12/1/2027 (1)	1,750,000	1,632,387

		14,556,905
Electric - 1.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	743,411
Comision Federal de Electricidad, 4.750%, 2/23/2027 (1)(5)	2,000,000	1,947,500

		2,690,911
Food - 3.8%
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	1,500,000	1,473,750
Kellogg Co., 3.250%, 5/14/2021	2,000,000	2,006,554
Kraft Heinz Foods Co.:
3.000%, 6/1/2026 (1)	500,000	457,130
4.375%, 6/1/2046	1,500,000	1,345,284
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,074,878
Mondelez International, Inc., 2.878% (LIBOR 3 Month+52 basis points), 2/1/2019 (9)	2,000,000	2,004,905

		9,362,501
Forest Products & Paper - 0.7%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,824,334
Healthcare-Products - 5.2%
Abbott Laboratories, 4.750%, 11/30/2036	1,500,000	1,586,212
Becton Dickinson and Co.:
2.675%, 12/15/2019	1,500,000	1,492,619
4.685%, 12/15/2044	2,000,000	1,955,353
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1)(5)	3,900,000	3,241,875
Medtronic, Inc., 2.925% (LIBOR 3 Month+80 basis points), 3/15/2020 (9)	2,000,000	2,022,576
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	977,848
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020 (1)	1,500,000	1,489,522

		12,766,005

Healthcare-Services - 1.2%
HCA, Inc., 5.000%, 3/15/2024 (1)	1,000,000	1,009,700
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	1,943,746

		2,953,446
Home Builders - 0.6%
DR Horton, Inc., 2.550%, 12/1/2020 (1)	1,500,000	1,475,350
Insurance - 2.8%
Berkshire Hathaway Finance Corp., 2.587% (LIBOR 3 Month+25 basis points), 1/11/2019 (9)	1,000,000	1,001,899
Lincoln National Corp., 3.625%, 12/12/2026	2,000,000	1,932,070
Metropolitan Life Global Funding I, 2.608% (LIBOR 3 Month+43 basis points), 12/19/2018 (5) (9)	2,000,000	2,004,826
Unum Group, 4.000%, 3/15/2024	2,000,000	2,011,620

		6,950,415
Internet - 4.5%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	1,936,495
Amazon.com, Inc.:
2.500%, 11/29/2022 (1)	2,500,000	2,442,222
2.800%, 8/22/2024 (5)	1,500,000	1,455,796
4.050%, 8/22/2047 (5)	1,500,000	1,503,759
eBay, Inc.:
3.229% (LIBOR 3 Month+87 basis points), 1/30/2023 (9)	2,500,000	2,517,454
4.000%, 7/15/2042	1,500,000	1,326,807

		11,182,533
Iron/Steel - 0.9%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (5)	1,000,000	1,040,250
Vale Overseas, Ltd., 8.250%, 1/17/2034 (1)	1,000,000	1,260,000

		2,300,250
Lodging - 1.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,052,920
Wyndham Worldwide Corp., 4.500%, 4/1/2027	2,000,000	1,978,121

		3,031,041
Media - 1.4%
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,417,048
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	992,447
Viacom, Inc., 4.375%, 3/15/2043 (1)	1,050,000	905,988

		3,315,483
Mining - 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,017,711
Miscellaneous Manufacturing - 0.4%
Siemens Financieringsmaatschappij NV, 2.485% (LIBOR 3 Month+34 basis points), 3/16/2020 (5)(9)	1,000,000	1,004,303
Oil & Gas - 4.0%
BP Capital Markets PLC, 3.015% (LIBOR 3 Month+87 basis points), 9/16/2021 (9)	2,000,000	2,038,512
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	777,187
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,026,500
7.375%, 9/18/2043	1,500,000	1,691,250
Ensco PLC:
4.500%, 10/1/2024	1,000,000	836,250
5.200%, 3/15/2025 (1)	1,000,000	841,250
Petroleos Mexicanos, 5.625%, 1/23/2046	2,000,000	1,697,000
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	953,358

		9,861,307
Pharmaceuticals - 9.9%
Allergan Funding SCS:
4.550%, 3/15/2035	500,000	481,154
4.850%, 6/15/2044	1,500,000	1,459,180

Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,411,861
CVS Health Corp.:
2.125%, 6/1/2021 (1)	2,000,000	1,934,522
3.125%, 3/9/2020	1,000,000	1,002,294
4.300%, 3/25/2028 (1)	2,000,000	1,993,924
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,459,510
Johnson & Johnson, 2.570% (LIBOR 3 Month+27 basis points), 3/1/2019 (9)	2,000,000	2,004,561
Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,444,785
Novartis Capital Corp., 2.400%, 5/17/2022	1,000,000	976,666
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	1,500,000	1,499,399
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021 (1)	1,000,000	963,460
2.875%, 9/23/2023	2,000,000	1,891,128
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,838,132
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	1,000,000	1,010,925
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	992,068

		24,363,569
Pipelines - 2.8%
Energy Transfer LP, 6.500%, 2/1/2042	1,500,000	1,594,977
Enterprise Products Operating LLC, 4.250%, 2/15/2048 (1)	2,000,000	1,901,032
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	308,511
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	3,046,239

		6,850,759
Real Estate Investment Trusts - 3.1%
EPR Properties:
4.500%, 6/1/2027 (1)	1,500,000	1,440,391
5.250%, 7/15/2023	1,000,000	1,037,217
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	506,396
4.500%, 3/15/2025	1,500,000	1,486,536
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,194,665
Senior Housing Properties Trust, 3.250%, 5/1/2019	2,000,000	2,001,881

		7,667,086
Retail - 4.5%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	1,000,000	769,355
L Brands, Inc.:
6.950%, 3/1/2033 (1)	600,000	552,750
7.600%, 7/15/2037	500,000	466,250
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	748,716
2.750%, 12/9/2020	1,500,000	1,498,572
Nucor Corp., 4.400%, 5/1/2048 (1)	2,000,000	2,016,791
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	2,000,000	1,914,146
Tapestry, Inc., 4.125%, 7/15/2027	1,000,000	969,765
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	2,269,318

		11,205,663
Software - 3.9%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,542,717
Microsoft Corp.:
2.000%, 8/8/2023 (1)	1,750,000	1,662,947
2.875%, 2/6/2024	500,000	492,018
Oracle Corp.:
2.400%, 9/15/2023	1,000,000	959,268
2.841% (LIBOR 3 Month+51 basis points), 10/8/2019 (9)	2,000,000	2,014,353
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	1,877,306

		9,548,609
Sovereign - 1.4%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (5)	2,000,000	1,936,400
Export-Import Bank of Korea, 3.000%, 11/1/2022	1,500,000	1,463,915

		3,400,315
Telecommunications - 4.3%
AT&T, Inc.:
3.229% (LIBOR 3 Month+91 basis points), 11/27/2018 (9)	1,235,000	1,239,208
4.350%, 6/15/2045 (1)	1,000,000	876,117

CenturyLink, Inc.:
7.600%, 9/15/2039 (1)	550,000	467,500
7.650%, 3/15/2042 (1)	1,000,000	850,000
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	788,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	987,393
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,601,250
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	2,000,000	2,017,180
Verizon Communications, Inc., 2.625%, 8/15/2026 (1)	2,000,000	1,808,340

		10,634,988
Toys/Games/Hobbies - 0.9%
Mattel, Inc., 2.350%, 8/15/2021	2,500,000	2,287,500
Transportation - 1.0%
FedEx Corp., 4.050%, 2/15/2048	2,000,000	1,845,118
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	500,000	540,423

		2,385,541
Trucking & Leasing - 0.8%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (1) (5)	2,000,000	1,995,191

Total Corporate Bonds & Notes (identified cost $241,087,192)		238,818,895

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	538,770

Total Municipals (identified cost $500,000)		538,770

U.S. Government & U.S. Government Agency Obligations - 0.9%

U.S. Treasury Bonds & Notes - 0.9%
2.000%, 8/15/2025 (1)	2,500,000	2,373,388

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,567,023)		2,373,388

Short-Term Investments - 27.2%

Collateral Pool Investments for Securities on Loan - 25.9%
Collateral pool allocation (3)		63,902,147
Mutual Funds - 1.3%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	3,179,537	3,179,855

Total Short-Term Investments (identified cost $67,081,839)		67,082,002

Total Investments - 125.1% (identified cost $311,236,054)		308,813,055
Other Assets and Liabilities - (25.1)%		(62,007,925)

Total Net Assets - 100.0%		$246,805,130

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.1%

Automobiles - 2.1%
Honda Auto Receivables Owner Trust, Class A4, (Series 2015-2), 1.470%, 8/23/2021	$4,479,138	$4,470,789
Toyota Auto Receivables Owner Trust, Class A2A, (Series 2017-D), 1.740%, 8/17/2020	17,500,000	17,407,460

Total Asset-Backed Securities (identified cost $21,973,572)		21,878,249
Commercial Mortgage Securities - 4.2%

Private Sponsor - 4.2%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (10)	7,500,000	7,886,553
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	9,907,723
GS Mortgage Securities Corp. II, Class A4, (Series 2017-GS8), 3.469%, 11/10/2050	10,000,000	9,860,166
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	9,720,567
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	6,893,720

Total Commercial Mortgage Securities (identified cost $45,425,946)		44,268,729

Corporate Bonds & Notes - 42.1%

Agriculture - 0.4%
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	3,809,300
Apparel - 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	4,000,000	3,995,081
Auto Manufacturers - 2.4%
Daimler Finance North America LLC, 2.954% (LIBOR 3 Month+63 basis points), 1/6/2020 (5)(9)	10,000,000	10,060,224
Ford Motor Co.:
4.750%, 1/15/2043 (1)	5,000,000	4,498,813
5.291%, 12/8/2046 (1)	1,500,000	1,452,852
Ford Motor Credit Co. LLC, 3.293% (LIBOR 3 Month+93 basis points), 11/4/2019 (9)	4,000,000	4,030,196
General Motors Financial Co., Inc., 4.000%, 1/15/2025	5,000,000	4,917,923

		24,960,008
Banks - 7.4%
Banco Santander SA, 3.897% (LIBOR 3 Month+156 basis points), 4/11/2022 (9)	4,000,000	4,092,590
BB&T Corp.:
2.625%, 6/29/2020 (1)	2,500,000	2,484,030
2.695% (LIBOR 3 Month+57 basis points), 6/15/2020 (9)	3,000,000	3,023,433
Canadian Imperial Bank of Commerce, 2.545% (LIBOR 3 Month+52 basis points), 9/6/2019 (9)	5,000,000	5,022,745
Capital One Financial Corp., 3.007% (LIBOR 3 Month+95 basis points), 3/9/2022 (9)	1,500,000	1,503,960
Citigroup, Inc.:
2.965% (LIBOR 3 Month+93 basis points), 6/7/2019 (9)	4,500,000	4,531,708
3.117% (LIBOR 3 Month+107 basis points), 12/8/2021 (9)	1,250,000	1,268,744
3.730% (LIBOR 3 Month+143 basis points), 9/1/2023 (1)(9)	5,000,000	5,105,463
Goldman Sachs Group, Inc.:
3.442% (LIBOR 3 Month+110 basis points), 11/15/2018 (9)	5,000,000	5,024,640
3.472% (LIBOR 3 Month+111 basis points), 4/26/2022 (9)	5,000,000	5,059,350

3.522% (LIBOR 3 Month+116 basis points), 4/23/2020 (9)	8,000,000	8,120,981
HSBC Holdings PLC, 3.990% (LIBOR 3 Month+166 basis points), 5/25/2021 (9)	5,000,000	5,170,044
JPMorgan Chase & Co.:
3.088% (LIBOR 3 Month+84 basis points), 3/22/2019 (9)	3,500,000	3,519,521
3.135% (LIBOR 3 Month+110 basis points), 6/7/2021 (9)	5,000,000	5,101,766
3.564% (LIBOR 3 Month+121 basis points), 10/29/2020 (9)	4,000,000	4,088,059
Toronto-Dominion Bank, 3.331% (LIBOR 3 Month+100 basis points), 4/7/2021 (1)(9)	4,500,000	4,580,585
U.S. Bank NA, 2.679% (LIBOR 3 Month+32 basis points), 1/24/2020 (9)	4,000,000	4,012,839
Wells Fargo Bank NA, 2.930% (LIBOR 3 Month+60 basis points), 5/24/2019 (9)	3,000,000	3,014,418
Westpac Banking Corp., 2.891% (LIBOR 3 Month+56 basis points), 8/19/2019 (9)	4,000,000	4,019,423

		78,744,299
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc., 3.623% (LIBOR 3 Month+126 basis points), 2/1/2021 (9)	3,000,000	3,087,900
Biotechnology - 0.4%
Celgene Corp., 4.550%, 2/20/2048 (1)	5,000,000	4,675,826
Chemicals - 1.2%
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	6,004,375
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (1)(5)	2,000,000	1,820,000
6.750%, 9/19/2042 (5)	4,400,000	4,576,000

		12,400,375
Computers - 1.4%
Apple, Inc., 2.250%, 2/23/2021 (1)	1,500,000	1,479,432
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	5,500,000	6,708,398
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,061,975
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,876,584
5.750%, 12/1/2034 (1)	3,500,000	3,234,972

		15,361,361
Diversified Financial Services - 3.3%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025 (1)	5,750,000	5,442,203
American Express Credit Corp.:
2.969% (LIBOR 3 Month+61 basis points), 7/31/2018 (9)	3,000,000	3,001,477
3.143% (LIBOR 3 Month+78 basis points), 11/5/2018 (9)	5,000,000	5,014,707
Discover Financial Services, 4.100%, 2/9/2027	5,000,000	4,856,744
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	5,500,000	5,309,384
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	523,041
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	4,529,307
6.500%, 1/20/2043	1,000,000	1,049,223
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,020,608
Synchrony Financial, 3.950%, 12/1/2027	4,000,000	3,731,170

		35,477,864
Electric - 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	4,000,000	3,895,000
Food - 1.5%
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	4,750,000	4,666,875
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	7,200,000	6,457,366
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,610,839

		15,735,080
Forest Products & Paper - 0.6%
International Paper Co., 4.400%, 8/15/2047	7,000,000	6,521,679
Gas - 0.7%
Sempra Energy, 2.848%, 1/15/2021 (1)(10)	7,000,000	7,009,398
Healthcare-Products - 2.2%
Abbott Laboratories, 4.750%, 11/30/2036	4,500,000	4,758,637
Becton Dickinson and Co., 4.685%, 12/15/2044	5,000,000	4,888,384
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1)(5)	8,500,000	7,065,625
Medtronic, Inc., 2.924% (LIBOR 3 Month+80 basis points), 3/15/2020 (9)	7,000,000	7,079,014

		23,791,660

Healthcare-Services - 0.8%
Centene Corp., 6.125%, 2/15/2024 (1)	3,800,000	4,004,250
HCA, Inc., 5.000%, 3/15/2024 (1)	4,750,000	4,796,075

		8,800,325
Home Builders - 0.3%
DR Horton, Inc., 2.550%, 12/1/2020	3,500,000	3,442,483
Insurance - 1.1%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026 (1)	2,000,000	1,944,190
Lincoln National Corp., 3.625%, 12/12/2026 (1)	4,500,000	4,347,159
Metropolitan Life Global Funding I, 2.608% (LIBOR 3 Month+43 basis points), 12/19/2018 (5)(9)	5,000,000	5,012,064

		11,303,413
Internet - 1.0%
eBay, Inc.:
3.229% (LIBOR 3 Month+87 basis points), 1/30/2023 (9)	7,500,000	7,552,360
4.000%, 7/15/2042	4,000,000	3,538,152

		11,090,512
Iron/Steel - 0.2%
Vale Overseas, Ltd., 8.250%, 1/17/2034 (1)	1,500,000	1,890,000
Lodging - 0.3%
Wyndham Worldwide Corp., 4.150%, 4/1/2024	3,000,000	2,970,373
Media - 1.0%
Charter Communications Operating LLC, 4.464%, 7/23/2022 (1)	1,000,000	1,021,813
Cox Communications, Inc., 4.600%, 8/15/2047 (1)(5)	5,650,000	5,337,549
Viacom, Inc., 4.375%, 3/15/2043	4,000,000	3,451,381
Walt Disney Co., 2.628% (LIBOR 3 Month+31 basis points), 5/30/2019 (9)	1,000,000	1,002,970

		10,813,713
Mining - 0.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,017,711
Oil & Gas - 2.6%
BP Capital Markets PLC, 3.015% (LIBOR 3 Month+87 basis points), 9/16/2021 (9)	7,000,000	7,134,791
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,026,500
7.375%, 9/18/2043 (1)	6,000,000	6,765,000
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,785,625
5.750%, 10/1/2044 (1)	2,168,000	1,552,830
Petroleos Mexicanos:
5.625%, 1/23/2046	3,000,000	2,545,500
6.375%, 1/23/2045	2,500,000	2,290,000
Phillips 66, 2.998% (LIBOR 3 Month+65 basis points), 4/15/2019 (5)(9)	2,000,000	2,001,136

		27,101,382
Oil & Gas Services - 0.2%
Baker Hughes a GE Co. LLC, 3.337%, 12/15/2027 (1)	2,500,000	2,355,781
Pharmaceuticals - 3.4%
Allergan Funding SCS:
4.550%, 3/15/2035 (1)	1,500,000	1,443,461
4.850%, 6/15/2044	1,500,000	1,459,180
AstraZeneca PLC, 2.375%, 11/16/2020 (1)	8,500,000	8,372,063
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,411,861
CVS Health Corp., 2.250%, 12/5/2018	1,500,000	1,497,456
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	5,000,000	4,865,034
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	7,000,000	6,618,949
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,676,265
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (1)(5)	3,500,000	3,538,237
Zoetis, Inc., 3.250%, 2/1/2023	2,500,000	2,480,170

		36,362,676

Pipelines - 0.9%
Energy Transfer LP:
5.150%, 3/15/2045	4,000,000	3,623,854
6.500%, 2/1/2042	1,000,000	1,063,318
Kinder Morgan Energy Partners LP, 5.000%, 3/1/2043	5,000,000	4,747,143

		9,434,315
Real Estate Investment Trusts - 1.6%
EPR Properties:
4.500%, 6/1/2027 (1)	1,000,000	960,261
5.250%, 7/15/2023 (1)	5,000,000	5,186,084
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,012,791
4.500%, 3/15/2025	2,500,000	2,477,560
Kimco Realty Corp., 4.450%, 9/1/2047	5,000,000	4,726,077
Welltower, Inc., 4.500%, 1/15/2024	2,500,000	2,552,523

		16,915,296
Retail - 1.8%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	3,769,841
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,303,125
7.600%, 7/15/2037 (1)	1,500,000	1,398,750
McDonald’s Corp., 2.100%, 12/7/2018 (1)	2,000,000	1,996,576
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	5,000,000	4,785,364
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	5,333,706

		19,587,362
Semiconductors - 0.9%
NVIDIA Corp., 2.200%, 9/16/2021 (1)	5,000,000	4,875,185
QUALCOMM, Inc., 2.781% (LIBOR 3 Month+45 basis points), 5/20/2020 (9)	5,000,000	5,022,516

		9,897,701
Software - 1.1%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,068,346
Oracle Corp.:
2.400%, 9/15/2023 (1)	4,000,000	3,837,071
2.841% (LIBOR 3 Month+51 basis points), 10/8/2019 (1) (9)	3,600,000	3,625,835

		11,531,252
Sovereign - 0.4%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	5,000,000	4,147,625
Telecommunications - 1.7%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	2,500,000	2,190,294
5.150%, 3/15/2042	4,000,000	3,965,517
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	3,400,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	2,962,178
Telecom Italia SpA, 5.303%, 5/30/2024 (1) (5)	6,000,000	5,992,500

		18,510,489
Transportation - 0.1%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	500,000	540,423

Total Corporate Bonds & Notes (identified cost $448,758,801)		447,177,663

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	323,262

Total Municipals (identified cost $300,000)		323,262

U.S. Government & U.S. Government Agency Obligations - 16.1%

U.S. Treasury Bonds & Notes - 16.1%
1.375%, 7/15/2018 (1)	2,892,975	2,907,835
1.875%, 7/15/2019 (1)	5,843,450	5,963,887
2.000%, 7/31/2020 (1)	15,000,000	14,861,426

2.000%, 9/30/2020 (1)	5,000,000	4,947,656
2.000%, 11/30/2020 (1)	5,000,000	4,941,602
2.000%, 11/15/2021 (1)	10,000,000	9,808,203
2.000%, 2/15/2023 (1)	15,000,000	14,569,629
2.000%, 2/15/2025 (1)	5,000,000	4,767,090
2.000%, 8/15/2025 (1)	5,000,000	4,746,777
2.125%, 1/15/2019 (1)	5,230,170	5,292,925
2.125%, 8/15/2021 (1)	12,500,000	12,330,322
2.250%, 7/31/2018 (1)	10,000,000	10,007,213
2.250%, 2/29/2020 (1)	12,000,000	11,973,750
2.500%, 5/15/2024 (1)	5,000,000	4,937,012
2.625%, 2/28/2023 (1)	31,000,000	30,964,883
2.750%, 2/15/2019 (1)	12,500,000	12,547,119
3.000%, 2/15/2048 (1)	15,000,000	15,046,582

Total U.S. Government & U.S. Government Agency Obligations (identified cost $172,396,536)		170,613,911

U.S. Government Agency-Mortgage Securities - 29.6%

Federal Home Loan Mortgage Corporation - 13.3%
3.000%, 11/1/2042	1,179,891	1,154,926
3.000%, 4/1/2043	1,405,775	1,376,469
3.000%, 4/1/2043	2,177,020	2,131,211
3.000%, 4/1/2043	4,856,226	4,754,113
3.000%, 5/1/2043	2,468,471	2,415,772
3.000%, 7/1/2043	9,704,748	9,497,916
3.000%, 9/1/2043	9,821,432	9,612,347
3.000%, 4/1/2045	8,759,640	8,539,062
3.000%, 5/1/2045	4,818,617	4,695,930
3.000%, 9/1/2045	15,308,694	14,906,502
3.000%, 1/1/2046	15,880,323	15,437,454
3.000%, 4/1/2046	16,237,089	15,784,532
3.500%, 12/1/2040	785,332	790,044
3.500%, 12/1/2041	797,777	802,568
3.500%, 3/1/2042	279,711	281,390
3.500%, 12/1/2042	650,135	654,039
3.500%, 9/1/2043	8,334,472	8,384,441
3.500%, 11/1/2043	6,535,677	6,574,891
3.500%, 1/1/2044	6,698,264	6,738,471
3.500%, 2/1/2044	7,077,550	7,120,030
3.500%, 11/1/2044	5,056,803	5,074,629
4.000%, 4/1/2026	366,810	378,415
4.000%, 12/1/2039	538,438	555,491
4.000%, 12/1/2040	239,082	246,668
4.000%, 12/1/2040	2,966,802	3,060,839
4.000%, 3/1/2041	240,495	248,116
4.000%, 4/1/2041	5,938,578	6,126,895
4.000%, 8/1/2041	155,423	160,358
4.000%, 11/1/2041	611,636	631,058
4.500%, 9/1/2031	273,879	287,675
4.500%, 3/1/2039	116,015	121,965
4.500%, 5/1/2039	444,449	467,139
4.500%, 2/1/2040	119,256	125,897
4.500%, 11/1/2040	460,469	486,091
4.500%, 2/1/2041	938,685	990,973
5.000%, 12/1/2035	58,051	61,992
5.000%, 1/1/2038	31,673	33,884
5.000%, 3/1/2038	104,496	111,926
5.000%, 3/1/2038	32,836	35,160
5.000%, 2/1/2039	162,878	172,600
5.000%, 1/1/2040	157,269	168,947
6.000%, 6/1/2037	71,333	79,086
6.000%, 1/1/2038	69,553	76,791

		141,354,703

Federal National Mortgage Association - 16.2%
3.000%, 3/1/2043	2,804,688	2,746,320
3.000%, 7/1/2043	6,435,896	6,301,974
3.000%, 7/1/2043	12,780,696	12,520,390
3.000%, 9/1/2044	8,353,918	8,174,282
3.000%, 1/1/2045	8,721,355	8,520,894
3.000%, 2/1/2045	12,666,472	12,356,797
3.000%, 6/1/2045	7,310,679	7,125,629
3.000%, 3/1/2046	14,724,801	14,318,908
3.000%, 7/1/2046	17,233,117	16,758,339
3.000%, 10/1/2046	17,797,726	17,307,198
3.000%, 12/1/2046	22,942,220	22,295,198
3.000%, 1/1/2047	30,700,366	29,853,261
3.500%, 7/1/2032	386,621	393,422
3.500%, 5/1/2042	1,098,820	1,106,961
3.500%, 10/1/2042	795,286	799,307
3.500%, 10/1/2042	846,110	849,952
3.500%, 10/1/2042	1,109,906	1,115,003
3.500%, 11/1/2042	506,231	509,195
3.500%, 12/1/2042	999,501	1,003,930
4.000%, 11/1/2040	318,275	327,909
4.000%, 1/1/2041	447,273	460,747
4.000%, 2/1/2041	2,298,621	2,369,483
4.000%, 2/1/2041	421,782	434,544
4.000%, 3/1/2041	180,342	185,797
4.000%, 11/1/2041	385,983	397,909
4.500%, 6/1/2039	673,886	711,109
4.500%, 8/1/2041	437,264	463,272
5.000%, 7/1/2022	165,707	168,623
5.000%, 3/1/2035	240,373	258,004
5.000%, 5/1/2042	609,652	654,295
5.500%, 2/1/2034	40,551	44,227
5.500%, 7/1/2036	214,630	234,108
5.500%, 8/1/2037	411,268	447,602
5.500%, 6/1/2038	54,603	59,287
6.000%, 12/1/2038	20,566	22,654
6.000%, 5/1/2039	165,933	184,986
6.500%, 10/1/2037	42,970	47,892
6.500%, 11/1/2037	22,252	24,618

		171,554,026
Government National Mortgage Association - 0.1%
4.000%, 10/15/2040	423,559	437,680
4.000%, 12/15/2040	491,555	507,741
4.000%, 4/15/2041	499,644	516,097
5.500%, 8/20/2038	74,716	77,692
5.500%, 2/15/2039	45,497	49,295
6.000%, 12/15/2038	56,784	62,482
6.000%, 1/15/2039	27,692	30,462

		1,681,449

Total U.S. Government Agency-Mortgage Securities (identified cost $322,816,422)		314,590,178

Short-Term Investments - 31.2%

Collateral Pool Investments for Securities on Loan - 26.0%
Collateral pool allocation (3)		276,346,448

Mutual Funds - 5.2%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	54,793,128	54,798,607

Total Short-Term Investments (identified cost $331,137,228)		331,145,055

Total Investments - 125.3% (identified cost $1,342,808,505)		1,329,997,047
Other Assets and Liabilities - (25.3)%		(268,367,823)

Total Net Assets - 100.0%		$1,061,629,224

High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 95.8%

Aerospace/Defense - 1.5%
KLX, Inc., 5.875%, 12/1/2022 (5)	$52,000	$54,535
TransDigm, Inc., 6.500%, 7/15/2024	115,000	117,587

		172,122
Agriculture - 0.3%
Vector Group, Ltd., 6.125%, 2/1/2025 (5)	38,000	37,335
Auto Parts & Equipment - 3.5%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	100,000	93,875
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	82,000	84,562
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	150,000	142,687
Tenneco, Inc., 5.000%, 7/15/2026	75,000	68,603

		389,727
Banks - 0.9%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	104,931
Building Materials - 2.2%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (5)	150,000	147,898
U.S. Concrete, Inc., 6.375%, 6/1/2024	100,000	102,125

		250,023
Chemicals - 2.4%
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	50,000	47,515
CF Industries, Inc., 5.150%, 3/15/2034	75,000	69,281
Syngenta Finance NV, 4.441%, 4/24/2023 (5)	50,000	50,002
Trinseo Materials Operating SCA, 5.375%, 9/1/2025 (5)	50,000	49,375
Valvoline, Inc., 4.375%, 8/15/2025	50,000	47,324

		263,497
Commercial Services - 3.0%
Avis Budget Finance, Inc., 5.250%, 3/15/2025 (5)	75,000	69,656
Hertz Corp., 5.875%, 10/15/2020	100,000	96,770
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (5)	80,000	84,840
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	75,000	81,938

		333,204
Computers - 2.2%
Dell, Inc., 6.500%, 4/15/2038	125,000	122,500
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	24,060
4.875%, 6/1/2027	50,000	46,915
Western Digital Corp., 4.750%, 2/15/2026	50,000	49,281

		242,756
Cosmetics/Personal Care - 1.0%
Coty, Inc., 6.500%, 4/15/2026 (5)	50,000	48,313
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	57,750

		106,063
Electric - 4.1%
AES Corp., 4.000%, 3/15/2021	50,000	50,145
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	101,500
NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (5)	100,000	95,750
NRG Energy, Inc., 5.750%, 1/15/2028 (5)	100,000	99,000
Vistra Energy Corp., 7.375%, 11/1/2022	100,000	105,290

		451,685
Entertainment - 1.2%
Cinemark USA, Inc., 4.875%, 6/1/2023	60,000	58,272
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	72,563

		130,835

Food - 2.2%
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	85,000	83,512
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	69,375
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	100,000	94,000

		246,887
Forest Products & Paper - 1.2%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	128,750
Healthcare-Products - 1.4%
Hologic, Inc., 4.625%, 2/1/2028 (5)	100,000	94,500
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	75,000	62,344

		156,844
Healthcare-Services - 7.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	96,520
Centene Corp., 6.125%, 2/15/2024	75,000	79,031
Encompass Health Corp., 5.750%, 11/1/2024	75,000	76,406
Envision Healthcare Corp., 5.625%, 7/15/2022	150,000	153,563
HCA, Inc., 5.875%, 5/1/2023	90,000	93,825
LifePoint Health, Inc., 5.375%, 5/1/2024	159,000	154,031
Select Medical Corp., 6.375%, 6/1/2021	150,000	152,625
Tenet Healthcare Corp., 8.125%, 4/1/2022	75,000	78,750

		884,751
Home Builders - 3.9%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	125,000	111,262
Lennar Corp., 5.000%, 6/15/2027 (5)	100,000	95,750
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	50,985
William Lyon Homes, Inc., 5.875%, 1/31/2025	188,000	179,249

		437,246
Home Furnishings - 1.4%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	150,000	152,250
Household Products/Wares - 0.7%
ACCO Brands Corp., 5.250%, 12/15/2024 (5)	75,000	75,188
Insurance - 0.7%
CNO Financial Group, Inc., 5.250%, 5/30/2025	75,000	75,750
Internet - 1.3%
Netflix, Inc., 4.875%, 4/15/2028 (1)(5)	150,000	142,702
Iron/Steel - 0.5%
United States Steel Corp., 6.875%, 8/15/2025	50,000	51,385
Lodging - 2.6%
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026 (5)	75,000	73,406
MGM Resorts International, 4.625%, 9/1/2026	175,000	162,750
Wynn Las Vegas Capital Corp., 5.250%, 5/15/2027 (5)	50,000	47,875

		284,031
Media - 6.0%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	186,500
Altice France SA, 7.375%, 5/1/2026 (5)	100,000	97,625
AMC Networks, Inc., 5.000%, 4/1/2024	100,000	97,005
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	193,560
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	97,125

		671,815
Mining - 5.0%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	25,750
Aleris International, Inc., 9.500%, 4/1/2021 (5)	75,000	78,656
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	150,000	145,312
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	77,813
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	103,000
Kinross Gold Corp.:
4.500%, 7/15/2027 (5)	75,000	69,000
6.875%, 9/1/2041	50,000	51,875

		551,406

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	50,000	48,661
Oil & Gas - 8.1%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	75,000	77,719
Ensco PLC:
4.500%, 10/1/2024	100,000	83,625
7.750%, 2/1/2026	100,000	95,625
Gulfport Energy Corp., 6.625%, 5/1/2023	100,000	101,000
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	70,688
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	71,000	72,242
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	103,970
QEP Resources, Inc., 5.250%, 5/1/2023	150,000	147,562
Rowan Cos., Inc., 7.375%, 6/15/2025	50,000	48,125
Whiting Petroleum Corp., 5.750%, 3/15/2021	100,000	102,250

		902,806
Oil & Gas Services - 0.5%
SESI LLC, 7.750%, 9/15/2024	50,000	52,000
Packaging & Containers - 0.7%
Ardagh Holdings USA, Inc., 4.625%, 5/15/2023 (5)	75,000	74,790
Pharmaceuticals - 2.0%
Endo Finance LLC, 5.750%, 1/15/2022 (5)	75,000	63,187
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 7/21/2023	75,000	64,316
6.000%, 4/15/2024	25,000	24,806
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	75,000	75,819

		228,128
Pipelines - 4.0%
Antero Midstream Partners LP, 5.375%, 9/15/2024	100,000	98,500
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	150,000	149,625
Genesis Energy LP, 6.750%, 8/1/2022	150,000	153,000
Targa Resources Partners LP, 5.000%, 1/15/2028 (5)	50,000	47,110

		448,235
Real Estate - 0.4%
WeWork Cos., Inc., 7.875%, 5/1/2025 (5)	50,000	47,320
Real Estate Investment Trusts - 4.1%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (5)	100,000	96,310
GEO Group, Inc., 5.875%, 10/15/2024	138,000	136,975
Iron Mountain, Inc., 5.750%, 8/15/2024	100,000	98,870
SBA Communications Corp., 4.875%, 9/1/2024	50,000	46,813
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (5)	75,000	73,875

		452,843
Retail - 4.6%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	100,000	99,500
Beacon Escrow Corp., 4.875%, 11/1/2025 (5)	100,000	92,500
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	50,000	48,000
JC Penney Corp., Inc., 5.650%, 6/1/2020	1,000	984
KFC Holding Co., 5.000%, 6/1/2024 (5)	50,000	49,500
New Red Finance, Inc., 4.250%, 5/15/2024 (5)	150,000	142,500
Party City Holdings, Inc., 6.125%, 8/15/2023 (5)	75,000	76,500

		509,484
Semiconductors - 0.9%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	102,750
Software - 1.8%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	74,000	77,696
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1)(5)	122,000	124,440

		202,136

Telecommunications - 9.2%
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	150,000	135,000
CommScope, Inc., 5.500%, 6/15/2024 (5)	158,000	158,987
GCI, Inc., 6.750%, 6/1/2021	79,000	80,185
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	100,000	106,875
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	143,625
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	74,812
Sprint Corp.:
7.125%, 6/15/2024	110,000	111,100
7.625%, 3/1/2026	50,000	51,500
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	24,000
Telesat Canada, 8.875%, 11/15/2024 (5)	82,000	89,380
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	47,063

		1,022,527
Toys/Games/Hobbies - 0.4%
Mattel, Inc., 2.350%, 8/15/2021	50,000	45,750
Transportation - 1.6%
XPO Logistics, Inc., 6.500%, 6/15/2022 (5)	175,000	179,856

Total Corporate Bonds & Notes (identified cost $10,782,967)		10,658,469

Short-Term Investments - 6.5%

Collateral Pool Investments for Securities on Loan - 3.3%
Collateral pool allocation (3)		368,097
Mutual Funds - 3.2%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (4)	356,595	356,630

Total Short-Term Investments (identified cost $724,656)		724,727

Total Investments - 102.3% (identified cost $11,507,623)		11,383,196
Other Assets and Liabilities - (2.3)%		(256,433)

Total Net Assets - 100.0%		$11,126,763

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds - 7.7%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 1.610%	130,000,000	$130,000,000
Invesco Government & Agency Portfolio - Institutional Class, 1.654%	135,000,000	135,000,000

Total Mutual Funds		265,000,000

Repurchase Agreements - 47.2%
Agreement with Fixed Income Clearing Corp., 0.850%, dated 5/31/2018, to be repurchased at $13,365,003 on 6/1/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 2/28/2019, with a market value of $13,633,173	$13,364,687	13,364,687
Agreement with Fixed Income Clearing Corp., 1.780%, dated 5/31/2018, to be repurchased at $655,032,386 on 6/1/2018, collateralized by U.S. Government Treasury Obligations with various maturities to 8/15/2043, with a market value of $668,102,959	655,000,000	655,000,000
Agreement with Goldman Sachs Group, Inc., 1.790%, dated 5/31/2018, to be repurchased at $675,033,563 on 6/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2056, with a market value of $688,500,000	675,000,000	675,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.780%, dated 5/31/2018, to be repurchased at $125,006,181 on 6/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2048, with a market value of $127,095,480	125,000,000	125,000,000
Agreement with Toronto Dominion Bank, 1.760%, dated 5/30/2018, to be repurchased at $150,007,333 on 6/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2048, with a market value of $153,007,480	150,000,000	150,000,000

Total Repurchase Agreements		1,618,364,687

U.S. Government & U.S. Government Agency Obligations - 45.2%

Federal Farm Credit Bank - 17.7%
1.645% (FCPR DLY-311 basis points) 4/10/2019 (9)	14,000,000	13,999,387
1.670% (FCPR DLY-308 basis points) 6/27/2019 (9)	25,000,000	24,999,725
1.670% (FCPR DLY-308 basis points) 9/13/2019 (9)	12,000,000	11,999,743
1.670% (FCPR DLY-308 basis points) 10/10/2019 (9)	15,000,000	14,998,239
1.675% (FCPR DLY-307.5 basis points) 9/25/2019 (9)	11,900,000	11,900,148
1.675% (U.S. Federal Funds Effective Rate (continuous series) - 3 basis points) 4/25/2019 (9)	18,000,000	17,999,176
1.680% (FCPR DLY-307 basis points) 11/4/2019 (9)	23,000,000	22,997,765
1.680% (FCPR DLY-307 basis points) 12/18/2019 (9)	10,000,000	9,999,613
1.685% (FCPR DLY-306.5 basis points) 12/26/2019 (9)	15,000,000	14,998,821
1.690% (FCPR DLY-306 basis points) 4/25/2019 (9)	14,000,000	14,000,161
1.700% (FCPR DLY-305 basis points) 1/9/2020 (9)	15,000,000	14,998,798
1.700% (U.S. Federal Funds Effective Rate (continuous series) + 0 basis points) 4/15/2019 (9)	16,000,000	15,998,578
1.710% (U.S. Federal Funds Effective Rate (continuous series) + 1 basis points) 4/24/2019 (9)	15,000,000	14,998,651
1.809% (LIBOR 1 Month-10 basis points) 12/2/2019 (9)	12,800,000	12,792,766
1.814% (LIBOR 1 Month-10 basis points) 12/3/2018 (9)	15,000,000	15,000,000
1.823% (LIBOR 1 Month-10 basis points) 8/8/2018 (9)	15,000,000	15,000,000
1.848% (LIBOR 1 Month-8 basis points) 11/9/2018 (9)	10,000,000	9,999,784
1.849% (LIBOR 1 Month-6 basis points) 4/3/2019 (9)	25,814,000	25,825,536
1.875% (LIBOR 1 Month-10 basis points) 8/30/2019 (9)	15,000,000	14,999,890
1.880% (FCPR DLY-287 basis points) 6/27/2018 (9)	20,000,000	20,004,103
1.883% (LIBOR 1 Month-7 basis points) 7/20/2018 (9)	18,000,000	18,001,887
1.890% (LIBOR 1 Month-8.5 basis points) 5/30/2019 (9)	12,000,000	11,995,778
1.893% (LIBOR 1 Month-6 basis points) 12/20/2018 (9)	15,500,000	15,499,771
1.910% (LIBOR 1 Month-6.5 basis points) 12/30/2019 (9)	14,000,000	13,998,897
1.911% (LIBOR 1 Month-5 basis points) 1/23/2019 (9)	21,300,000	21,307,833
1.925% (LIBOR 1 Month-4 basis points) 4/24/2019 (9)	18,445,000	18,457,380

1.954% (Treasury Money Market Yield 3 Month + 5 basis points) 12/5/2018 (9)	11,000,000	10,999,710
1.978% (LIBOR 1 Month+6 basis points) 6/8/2018 (9)	2,000,000	2,000,075
1.998% (LIBOR 1 Month+5 basis points) 2/21/2020 (9)	8,500,000	8,515,400
2.004% (LIBOR 1 Month+10 basis points) 10/3/2018 (9)	15,050,000	15,051,496
2.018% (LIBOR 1 Month+5 basis points) 1/27/2020 (9)	15,000,000	15,026,224
2.018% (LIBOR 1 Month+7 basis points) 10/22/2018 (9)	5,000,000	5,003,475
2.035% (LIBOR 3 Month-26 basis points) 9/28/2018 (9)	18,000,000	18,000,532
2.038% (LIBOR 1 Month+12 basis points) 11/13/2018 (9)	4,220,000	4,224,940
2.068% (LIBOR 1 Month+12 basis points) 6/20/2018 (9)	3,000,000	3,000,404
2.069% (LIBOR 1 Month+15 basis points) 3/15/2019 (9)	6,715,000	6,729,244
2.078% (LIBOR 1 Month+13 basis points) 7/19/2018 (9)	10,000,000	10,003,610
2.078% (LIBOR 3 Month-23 basis points) 4/3/2019 (9)	15,000,000	14,999,914
2.123% (LIBOR 1 Month+17 basis points) 1/22/2019 (9)	23,835,000	23,878,710
2.124% (LIBOR 1 Month+19 basis points) 5/16/2019 (9)	8,615,000	8,638,886
2.135% (LIBOR 1 Month+18 basis points) 2/25/2019 (9)	10,000,000	10,018,911
2.144% (LIBOR 3 Month-19.5 basis points) 7/12/2019 (9)	15,000,000	14,999,165
2.145% (LIBOR 1 Month+18 basis points) 10/24/2019 (9)	2,295,000	2,304,572
2.230% (LIBOR 1 Month+27 basis points) 2/25/2019 (9)	16,200,000	16,240,809

		606,408,507
Federal Home Loan Bank - 25.2%
1.643% 6/4/2018 (14)	9,600,000	9,598,704
1.648% 6/5/2018 (14)	40,000,000	39,992,778
1.653% 6/1/2018 (14)	17,200,000	17,200,000
1.684% 6/1/2018 (14)	40,000,000	40,000,000
1.704% 6/4/2018 (14)	6,600,000	6,599,076
1.710% 6/13/2018 (14)	7,501,000	7,496,787
1.716% 6/8/2018 (14)	10,000,000	9,996,714
1.721% 6/1/2018 (14)	20,000,000	20,000,000
1.725% 6/15/2018 (14)	18,000,000	17,988,100
1.736% 6/15/2018 (14)	40,000,000	39,973,400
1.749% (LIBOR 1 Month-16 basis points) 8/2/2018 (9)	13,500,000	13,500,000
1.777% 6/20/2018 (14)	13,266,000	13,253,747
1.778% (LIBOR 1 Month-14 basis points) 6/12/2018 (9)	18,000,000	18,000,000
1.783% (LIBOR 1 Month-14 basis points) 10/5/2018 (9)	17,000,000	17,000,000
1.794% (LIBOR 1 Month-14 basis points) 10/16/2018 (9)	10,000,000	10,000,000
1.798% (LIBOR 1 Month-12.5 basis points) 6/7/2018 (9)	15,000,000	15,000,000
1.799% (LIBOR 1 Month-13 basis points) 10/10/2018 (9)	5,300,000	5,300,461
1.799% (LIBOR 1 Month-13 basis points) 10/10/2018 (9)	9,000,000	9,000,000
1.799% (LIBOR 1 Month-13.5 basis points) 10/16/2018 (9)	13,500,000	13,500,000
1.807% (LIBOR 1 Month-11 basis points) 1/4/2019 (9)	2,500,000	2,500,190
1.807% (LIBOR 1 Month-11 basis points) 1/4/2019 (9)	1,100,000	1,100,084
1.808% (LIBOR 1 Month-14 basis points) 8/20/2018 (9)	15,000,000	15,000,000
1.814% (LIBOR 1 Month-11.5 basis points) 9/11/2018 (9)	15,000,000	15,000,000
1.814% (LIBOR 1 Month-12.5 basis points) 9/17/2018 (9)	10,000,000	10,000,000
1.815% (LIBOR 1 Month-12 basis points) 1/18/2019 (9)	15,000,000	15,000,000
1.822% (LIBOR 1 Month-16 basis points) 8/1/2018 (9)	8,500,000	8,500,000
1.828% (LIBOR 1 Month-9 basis points) 8/12/2019 (9)	10,150,000	10,150,000
1.830% (LIBOR 1 Month-13 basis points) 7/25/2018 (9)	15,000,000	15,000,000
1.833% (LIBOR 1 Month-9 basis points) 11/8/2018 (9)	15,000,000	15,000,000
1.836% (LIBOR 1 Month-12.5 basis points) 11/23/2018 (9)	40,000,000	40,003,789
1.837% (LIBOR 1 Month-8 basis points) 2/4/2019 (9)	10,000,000	10,000,000
1.839% (LIBOR 1 Month-8 basis points) 3/14/2019 (9)	14,000,000	14,000,000
1.839% (LIBOR 1 Month-9 basis points) 1/11/2019 (9)	13,500,000	13,500,000
1.844% 7/24/2018 (14)	20,000,000	19,946,706
1.846% (LIBOR 1 Month-11.5 basis points) 8/23/2018 (9)	15,000,000	15,000,000
1.848% (LIBOR 1 Month-10 basis points) 12/21/2018 (9)	17,500,000	17,500,000
1.848% (LIBOR 1 Month-12 basis points) 9/26/2018 (9)	18,000,000	18,000,000
1.849% 7/2/2018 (14)	25,000,000	24,960,819
1.852% 7/20/2018 (14)	16,425,000	16,384,356
1.853% (LIBOR 1 Month-11.5 basis points) 1/25/2019 (9)	18,000,000	17,999,149
1.860% (LIBOR 1 Month-10.5asis points) 1/24/2019 (9)	15,000,000	15,000,000
1.863% (LIBOR 1 Month-9 basis points) 1/22/2019 (9)	15,000,000	15,000,000
1.868% (LIBOR 1 Month-8 basis points) 3/20/2019 (9)	16,100,000	16,097,992
1.873% (LIBOR 1 Month-8 basis points) 8/22/2019 (9)	13,000,000	13,000,000
1.878% (LIBOR 1 Month-7 basis points) 7/19/2019 (9)	15,000,000	15,000,090

1.878% (LIBOR 1 Month-9 basis points) 7/26/2019 (9)	12,850,000	12,850,000
1.881% (LIBOR 1 Month-8 basis points) 7/23/2018 (9)	10,000,000	10,000,000
1.881% (LIBOR 1 Month-8 basis points) 11/23/2018 (9)	14,500,000	14,500,000
1.893% 7/25/2018 (14)	17,500,000	17,451,227
1.896% (LIBOR 1 Month-6.5 basis points) 1/23/2020 (9)	10,000,000	10,000,016
1.900% (FCPR DLY-285 basis points) 11/7/2018 (9)	2,000,000	2,002,368
1.908% (LIBOR 1 Month-6 basis points) 8/28/2019 (9)	10,000,000	10,000,000
1.937% (LIBOR 1 Month-5 basis points) 2/1/2019 (9)	10,000,000	10,000,024
1.991% (LIBOR 3 Month-34 basis points) 4/9/2019 (9)	9,000,000	9,000,000
2.121% (LIBOR 1 Month-21 basis points) 4/9/2019 (9)	14,500,000	14,500,000
2.152% (LIBOR 3 Month-21 basis points) 10/26/2018 (9)	6,120,000	6,121,280
2.155% (LIBOR 3 Month-20 basis points) 1/18/2019 (9)	2,950,000	2,949,567
2.158% (LIBOR 3 Month-16 basis points) 7/5/2019 (9)	23,300,000	23,332,324
2.203% (LIBOR 1 Month-15 basis points) 1/17/2020 (9)	8,500,000	8,500,000

		863,249,748
Federal Home Loan Mortgage Corporation - 2.3%
1.803% (LIBOR 1 Month-15 basis points) 8/22/2018 (9)	15,000,000	15,000,000
1.843% (LIBOR 1 Month-12.5 basis points) 11/27/2018 (9)	10,000,000	10,000,000
2.073% (LIBOR 3 Month-28 basis points) 8/10/2018 (9)	16,000,000	16,000,176
2.087% (LIBOR 3 Month-25 basis points) 10/10/2018 (9)	20,000,000	20,000,000
2.109% (LIBOR 3 Month-25 basis points) 7/25/2018 (9)	10,000,000	10,000,000
2.156% (LIBOR 3 Month-17 basis points) 7/5/2019 (9)	8,890,000	8,899,419

		79,899,595

Total U.S. Government & U.S. Government Agency Obligations		1,549,557,850

Total Investments - 100.1% (at amortized cost)		3,432,922,537
Other Assets and Liabilities - (0.1)%		(2,177,833)

Total Net Assets - 100.0%		$3,430,744,704

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.5%

Alabama - 9.0%
Chatom Industrial Development Board, 1.550%, 8/1/2037 (10)	$5,500,000	$5,500,000
City of Oxford, 1.200%, 9/1/2041 (10)	12,745,000	12,745,000
Columbia Industrial Development Board, 0.980%, 12/1/2037 (10)	100,000	100,000
Eutaw Industrial Development Board, 0.980%, 6/1/2028 (10)	3,800,000	3,800,000
Industrial Development Board of the City of Mobile:
0.980% 6/1/2034 (10)	1,950,000	1,950,000
1.270% 6/1/2034 (10)	10,000,000	10,000,000

		34,095,000
California - 3.2%
Tender Option Bond Trust Receipts/Certificates:
1.160% 11/1/2023 (5)(10)	3,370,000	3,370,000
1.210% 9/1/2042 (5)(10)	8,945,000	8,945,000

		12,315,000
Colorado - 2.5%
Colorado Health Facilities Authority, 1.130%, 1/1/2035 (10)	9,500,000	9,500,000
Connecticut - 3.4%
State of Connecticut, 1.090%, 5/15/2034 (10)	12,700,000	12,700,000
Delaware - 0.9%
Delaware State Health Facilities Authority, 1.080%, 10/1/2040 (10)	3,360,000	3,360,000
Florida - 10.4%
Alachua County Housing Finance Authority, 1.070%, 4/15/2041 (10)	4,020,000	4,020,000
City of Gainesville Utilities System Revenue, 1.060%, 10/1/2036 (10)	11,200,000	11,200,000
City of Jacksonville, 1.640%, 6/11/2018	12,300,000	12,300,000
County of Brevard, 1.250%, 10/1/2019 (10)	500,000	500,000
County of St. Lucie, 0.920%, 9/1/2028 (10)	2,000,000	2,000,000
Florida Keys Aqueduct Authority, 1.020%, 9/1/2035 (10)	3,900,000	3,900,000
JEA Water & Sewer System Revenue, 1.040%, 10/1/2036 (10)	2,430,000	2,430,000
Miami-Dade County Industrial Development Authority, 0.910%, 6/1/2021 (10)	200,000	200,000
Pinellas County Health Facilities Authority, 1.060%, 11/1/2038 (10)	3,000,000	3,000,000

		39,550,000
Georgia - 1.4%
Columbia County Development Authority, 1.200%, 8/1/2018 (10)	400,000	400,000
RBC Municipal Products, Inc. Trust, 1.120%, 10/1/2021 (5)(10)	5,000,000	5,000,000

		5,400,000
Idaho - 0.9%
Idaho Health Facilities Authority, 1.800%, 12/1/2048 (10)	3,500,000	3,500,000
Illinois - 9.8%
Illinois Finance Authority, 1.030%, 1/1/2048 (10)	6,000,000	6,000,000
Illinois Housing Development Authority, 1.030%, 1/1/2041 (10)	10,000,000	10,000,000
Illinois State Toll Highway Authority, 1.050%, AGM, 1/1/2031 (10)	1,485,000	1,485,000
Jackson-Union Counties Regional Port District, 1.070%, 4/1/2024 (10)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 1.070%, 4/1/2020 (10)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
1.090% 1/15/2026 (5)(10)	5,600,000	5,600,000
1.110% 8/15/2018 (5)(10)	3,500,000	3,500,000

		37,060,000
Indiana - 6.9%
Hamilton Southeastern Consolidated School Building Corp., 3.000%, 12/15/2018 (7)	2,350,000	2,363,559
Indiana Finance Authority, 1.020%, 7/1/2036 (10)	10,000,000	10,000,000

Indiana Health Facility Financing Authority, 1.100%, 11/15/2039 (10)	5,930,000	5,930,000
Tender Option Bond Trust Receipts/Certificates, 1.210%, 5/14/2026 (5)(10)	7,770,000	7,770,000

		26,063,559
Iowa - 3.7%
Iowa Finance Authority:
1.080% 6/1/2039 (10)	9,800,000	9,800,000
1.090% 9/1/2036 (10)	3,200,000	3,200,000
1.120% 3/1/2022 (10)	1,175,000	1,175,000

		14,175,000
Louisiana - 0.9%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 0.920%, 11/1/2019 (10)	3,500,000	3,500,000
Maryland - 2.0%
County of Montgomery:
1.330% 12/1/2041 (7)(10)	3,565,000	3,565,000
1.410% 6/7/2018	4,000,000	4,000,000

		7,565,000
Michigan - 1.3%
Michigan Finance Authority, 1.330%, 12/1/2034 (10)	4,000,000	4,000,000
Michigan Strategic Fund, 0.900%, 6/1/2039 (10)	1,040,000	1,040,000

		5,040,000
Minnesota - 2.9%
City of Ramsey, 1.400%, 12/1/2023 (10)	1,860,000	1,860,000
Minnesota Higher Education Facilities Authority:
1.040% 4/1/2035 (10)	4,105,000	4,105,000
1.140% 3/1/2024 (10)	2,000,000	2,000,000
1.140% 3/1/2033 (10)	3,215,000	3,215,000

		11,180,000
Mississippi - 3.4%
Mississippi Business Finance Corp., 0.850%, 11/1/2035 (10)	13,000,000	13,000,000
Missouri - 1.6%
Greene County Industrial Development Authority, 1.130%, 5/1/2039 (10)	965,000	965,000
Tender Option Bond Trust Receipts/Certificates, 1.160%, 5/15/2041 (5)(10)	5,000,000	5,000,000

		5,965,000
Nebraska - 0.2%
Nebraska Investment Finance Authority, 1.850%, 9/1/2031 (10)	600,000	600,000
New Jersey - 1.3%
RBC Municipal Products, Inc. Trust, 1.090%, 6/28/2018 (5)(10)	5,000,000	5,000,000
New Mexico - 1.0%
New Mexico Finance Authority, 5.000%, 6/15/2018	3,750,000	3,754,685
New York - 9.8%
City of New York:
0.860% 4/1/2042 (10)	3,600,000	3,600,000
1.000% 4/1/2036 (10)	4,600,000	4,600,000
County of Nassau, 3.000%, 9/18/2018	1,800,000	1,807,533
Metropolitan Transportation Authority, 1.010%, 11/1/2032 (10)	10,000,000	10,000,000
New York City Water & Sewer System, 0.950%, 6/15/2044 (10)	4,500,000	4,500,000
RBC Municipal Products, Inc. Trust, 0.970%, 3/1/2022 (5)(10)	6,000,000	6,000,000
State of New York Mortgage Agency, 1.080%, 4/1/2047 (10)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 1.100%, 1/1/2024 (5)(10)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, 1.120%, 1/1/2032 (10)	1,650,000	1,650,000

		37,157,533
North Carolina - 0.4%
Tender Option Bond Trust Receipts/Certificates, 1.110%, 7/1/2019 (5)(10)	1,335,000	1,335,000
Ohio - 4.2%
City of Fairborn, 2.250%, 3/21/2019	2,000,000	2,009,466
Ohio State University, 1.030%, 12/1/2039 (10)	3,050,000	3,050,000
Port of Greater Cincinnati Development Authority:
1.370% 11/1/2023 (10)	1,455,000	1,455,000
1.370% 11/1/2025 (10)	280,000	280,000

RBC Municipal Products, Inc. Trust, 1.090%, 10/1/2020 (5)(10)	4,110,000	4,110,000
State of Ohio, 1.000%, 8/1/2021 (10)	3,100,000	3,100,000
Village of Cuyahoga Heights, 1.625%, 6/20/2018	2,000,000	2,000,540

		16,005,006
Pennsylvania - 1.8%
RBC Municipal Products, Inc. Trust, 0.970%, 4/1/2022 (5)(10)	7,000,000	7,000,000
South Carolina - 0.8%
South Carolina Educational Facilities Authority, 0.950%, 10/1/2039 (10)	2,895,000	2,895,000
South Dakota - 3.4%
South Dakota Housing Development Authority:
1.220% 11/1/2048 (10)	6,185,000	6,185,000
1.360% 5/1/2048 (10)	6,580,000	6,580,000

		12,765,000
Tennessee - 0.9%
Shelby County Health Educational & Housing Facilities Board:
AGM, 0.870% 6/1/2042 (10)	1,000,000	1,000,000
1.020% 6/15/2036 (10)	2,600,000	2,600,000

		3,600,000
Texas - 6.1%
City of Austin, 1.070%, 11/15/2029 (10)	1,360,000	1,360,000
County of Harris:
1.400% 8/2/2018	780,000	780,000
1.400% 8/2/2018	925,000	925,000
1.590% 7/5/2018	9,225,000	9,225,000
1.590% 7/5/2018	590,000	590,000
Tarrant County Cultural Education Facilities Finance Corp.:
1.150% 11/15/2047 (10)	5,580,000	5,580,000
1.160% 11/15/2033 (10)	2,315,000	2,315,000
1.160% 11/15/2033 (10)	2,450,000	2,450,000

		23,225,000
Washington - 4.3%
Seattle Housing Authority, 1.250%, 6/1/2040 (10)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.210%, 6/15/2029 (5)(10)	11,320,000	11,320,000
Washington Higher Education Facilities Authority, 1.080%, 10/1/2029 (10)	1,100,000	1,100,000
Washington State Housing Finance Commission, 1.200%, 7/1/2028 (10)	2,720,000	2,720,000

		16,140,000
Wisconsin - 1.1%
Tender Option Bond Trust Receipts/Certificates, 1.100%, 7/1/2047 (5)(10)	2,385,000	2,385,000
Wisconsin Health & Educational Facilities Authority, 1.110%, 5/1/2030 (10)	1,655,000	1,655,000

		4,040,000

Total Municipals		377,485,783

Mutual Funds - 2.7%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 1.610%	100,140	100,140
Federated Institutional Tax-Free Cash Trust - Institutional Class, 1.000%	10,059,901	10,059,901

Total Mutual Funds		10,160,041

Total Investments - 102.2% (at amortized cost)		387,645,824
Other Assets and Liabilities - (2.2)%		(8,519,025)

Total Net Assets - 100.0%		$379,126,799

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 18.9%

Banks - 18.9%
Bank of Nova Scotia/Houston, 2.169% (LIBOR 1 Month+23 basis points), 9/17/2018 (9)	$2,500,000	$2,500,072
Canadian Imperial Bank of Commerce, 2.138% (LIBOR 1 Month+19 basis points), 8/20/2018 (9)	2,500,000	2,498,861
Credit Suisse AG:
2.168% (LIBOR 1 Month+24 basis points), 9/10/2018 (9)	3,000,000	3,000,000
2.195% (LIBOR 1 Month+26 basis points), 7/18/2018 (9)	2,500,000	2,500,097
2.199% (LIBOR 1 Month+26 basis points), 8/17/2018 (9)	2,500,000	2,500,175
2.208% (LIBOR 1 Month+26 basis points), 8/20/2018 (9)	3,000,000	3,000,000
2.213% (LIBOR 1 Month+26 basis points), 10/22/2018 (9)	2,500,000	2,500,000
HSBC Bank USA NA:
2.158% (LIBOR 1 Month+21 basis points), 11/20/2018 (9)	2,500,000	2,500,000
2.160% (LIBOR 1 Month+20 basis points), 7/25/2018 (9)	3,000,000	2,999,816
Mitsubishi UFJ Trust & Banking Corp.:
2.144% (LIBOR 1 Month+21 basis points), 7/16/2018 (9)	2,500,000	2,500,000
2.164% (LIBOR 1 Month+23 basis points), 8/16/2018 (9)	3,000,000	2,999,962
2.178% (LIBOR 1 Month+25 basis points), 8/9/2018 (9)	3,000,000	3,000,000
2.188% (LIBOR 1 Month+22 basis points), 6/29/2018 (9)	2,000,000	2,000,000
Mizuho Bank, Ltd.:
2.165% (LIBOR 1 Month+23 basis points), 6/18/2018 (9)	2,500,000	2,500,000
2.248% (LIBOR 1 Month+32 basis points), 9/10/2018 (9)	3,000,000	2,999,256
2.253% (LIBOR 1 Month+30 basis points), 8/21/2018 (9)	2,000,000	2,000,316
2.368% (LIBOR 1 Month+44 basis points), 10/10/2018 (9)	2,500,000	2,500,000
2.659% (LIBOR 3 Month+30 basis points), 4/30/2019 (9)	2,500,000	2,503,857
2.785% (LIBOR 3 Month+50 basis points), 9/24/2018 (9)	1,000,000	1,000,945
MUFG Bank, Ltd., 2.319% (LIBOR 1 Month+38 basis points), 10/17/2018 (9)	2,500,000	2,500,000
Nordea Bank AB, 2.318% (LIBOR 1 Month+40 basis points), 3/14/2019 (9)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp.:
2.155% (LIBOR 1 Month+22 basis points), 6/18/2018 (9)	2,250,000	2,250,000
2.215% (LIBOR 1 Month+25 basis points), 10/24/2018 (9)	2,500,000	2,500,000
2.248% (LIBOR 1 Month+30 basis points), 8/21/2018 (9)	2,500,000	2,500,587
2.288% (LIBOR 1 Month+37 basis points), 8/13/2018 (9)	3,000,000	3,000,000
2.500% (LIBOR 3 Month+17 basis points), 8/24/2018 (9)	2,500,000	2,500,000
Toronto Dominion Bank:
2.128% (LIBOR 1 Month+20 basis points), 8/10/2018 (9)	2,375,000	2,375,000
2.243% (LIBOR 1 Month+32 basis points), 9/5/2018 (9)	2,750,000	2,750,000
Wells Fargo Bank NA:
2.143% (LIBOR 1 Month+22 basis points), 10/5/2018 (9)	2,000,000	2,000,000
2.158% (LIBOR 1 Month+24 basis points), 11/9/2018 (9)	2,500,000	2,500,000
2.176% (LIBOR 1 Month+20 basis points), 8/30/2018 (9)	2,500,000	2,500,000
2.348% (LIBOR 1 Month+42 basis points), 10/9/2018 (9)	3,000,000	3,001,297
Westpac Banking Corp.:
2.150% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (9)	2,500,000	2,500,000
2.461% (LIBOR 3 Month+13 basis points), 1/9/2019 (9)	3,000,000	3,000,000

Total Certificates of Deposit		86,380,241

Commercial Paper - 50.9%

Asset-Backed Securities - 25.5%
Atlantic Asset Securitization LLC:
2.100% 6/5/2018 (14)	1,500,000	1,499,650
2.120% 6/11/2018 (14)	1,450,000	1,449,146
2.209% (LIBOR 1 Month+30 basis points), 11/6/2018 (5)(9)	3,000,000	3,000,000
2.223% (LIBOR 1 Month+30 basis points), 11/16/2018 (5)(9)	3,000,000	3,000,000

Bedford Row Funding Corp.:
2.148% (LIBOR 1 Month+22 basis points), 6/11/2018 (5)(9)	3,000,000	3,000,000
2.148% (LIBOR 1 Month+23 basis points), 12/13/2018 (5)(9)	2,500,000	2,500,000
2.159% (LIBOR 1 Month+22 basis points), 8/17/2018 (5)(9)	2,000,000	2,000,000
2.209% (LIBOR 1 Month+30 basis points), 9/12/2018 (5)(9)	3,000,000	3,000,000
2.238% (LIBOR 1 Month+29 basis points), 3/15/2019 (5)(9)	2,500,000	2,500,000
2.269% (LIBOR 1 Month+35 basis points), 2/15/2019 (5)(9)	3,000,000	3,000,000
CAFCO LLC, 2.243% 6/11/2018 (14)	3,000,000	2,998,167
Chesham Finance Ltd., 1.744% 6/1/2018 (14)	18,000,000	18,000,000
Lexington Parker Capital Co. LLC:
1.775% 6/1/2018 (14)	5,000,000	5,000,000
1.980% 6/6/2018 (14)	4,000,000	3,998,917
1.980% 6/8/2018 (14)	3,500,000	3,498,673
2.207% 7/9/2018 (14)	4,000,000	3,990,838
Liberty Street Funding LLC, 2.209% (LIBOR 1 Month+30 basis points), 11/2/2018 (5)(9)	3,500,000	3,500,000
LMA Americas LLC:
2.034% 6/11/2018 (14)	3,000,000	2,998,333
2.420% 8/6/2018 (14)	3,000,000	2,986,965
Manhattan Asset Funding Co. LLC, 2.238% (LIBOR 1 Month+31 basis points), 11/5/2018 (5)(9)	2,500,000	2,500,000
Old Line Funding LLC:
2.193% (LIBOR 1 Month+24 basis points), 8/22/2018 (5)(9)	3,000,000	3,000,000
2.300% (LIBOR 1 Month+34 basis points), 10/25/2018 (5)(9)	3,000,000	3,000,000
2.448% (LIBOR 1 Month+50 basis points), 3/21/2019 (5)(9)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
1.929% 6/12/2018 (14)	3,000,000	2,998,258
1.929% 6/15/2018 (14)	5,000,000	4,996,305
Ridgefield Funding Co. LLC:
1.928% 6/4/2018 (14)	3,500,000	3,499,446
2.365% 6/14/2018 (14)	2,500,000	2,497,906
2.397% 7/2/2018 (14)	2,500,000	2,494,941
2.535% 11/13/2018 (14)	2,500,000	2,471,698
Starbird Funding Corp., 1.744% 6/1/2018 (14)	4,500,000	4,500,000
Thunder Bay Funding LLC:
2.079% (LIBOR 1 Month+17 basis points), 7/2/2018 (5)(9)	2,500,000	2,500,000
2.128% (LIBOR 1 Month+20 basis points), 9/11/2018 (5)(9)	2,500,000	2,500,000
2.268% (LIBOR 1 Month+34 basis points), 2/19/2019 (5)(9)	3,000,000	3,000,000
2.293% (LIBOR 1 Month+37 basis points), 3/7/2019 (5)(9)	2,500,000	2,500,000

		116,879,243
Automobiles - 1.8%
Toyota Motor Credit Corp.:
2.115% (LIBOR 1 Month+18 basis points), 6/15/2018 (9)	2,000,000	2,000,000
2.173% (LIBOR 1 Month+25 basis points), 9/4/2018 (9)	3,500,000	3,500,000
2.292% (LIBOR 1 Month+37 basis points), 10/3/2018 (9)	2,500,000	2,500,000

		8,000,000
Diversified Financial Services - 2.8%
Collateralized Commercial Paper Co. LLC:
2.148% (LIBOR 1 Month+20 basis points), 7/20/2018 (9)	3,000,000	3,000,000
2.155% (LIBOR 1 Month+22 basis points), 7/18/2018 (9)	5,000,000	4,999,966
2.512% (LIBOR 3 Month+22 basis points), 12/20/2018 (9)	2,500,000	2,500,000
JP Morgan Securities LLC, 2.139% (LIBOR 1 Month+23 basis points), 7/2/2018 (9)	2,500,000	2,500,000

		12,999,966
Foreign Banks - 6.4%
Commonwealth Bank of Australia:
2.121% (LIBOR 1 Month+16 basis points), 7/23/2018 (5)(9)	1,500,000	1,499,959
2.128% (LIBOR 1 Month+20 basis points), 10/11/2018 (5)(9)	2,500,000	2,500,000
2.186% (LIBOR 1 Month+21 basis points), 11/30/2018 (5)(9)	2,500,000	2,499,883
National Australia Bank, Ltd., 2.168% (LIBOR 1 Month+20 basis points), 10/29/2018 (5)(9)	2,500,000	2,500,000

Suncorp Group, Ltd.:
1.898% 6/5/2018 (14)	2,025,000	2,024,579
1.950% 7/9/2018 (14)	2,500,000	2,494,854
2.000% 6/13/2018 (14)	2,500,000	2,498,333
Toronto Dominion Bank:
2.099% 10/3/2018 (14)	2,000,000	2,000,000
2.193% 2/8/2019 (14)	3,500,000	3,498,782
2.198% 12/21/2018 (14)	2,500,000	2,500,000
2.512% (LIBOR 3 Month+15 basis points), 4/23/2019 (5)(9)	3,000,000	3,000,000
Westpac Banking Corp., 2.118% (LIBOR 1 Month+19 basis points), 9/10/2018 (5)(9)	2,500,000	2,500,000

		29,516,390
Integrated Oil - 3.6%
Statoil ASA, 1.744% 6/5/2018 (14)	16,500,000	16,496,847
Life Insurance - 1.5%
MetLife Short Term Funding LLC:
1.857% 6/14/2018 (14)	4,000,000	3,997,356
2.242% 6/14/2018 (14)	3,000,000	2,997,617

		6,994,973
Machinery Manufacturing - 1.1%
Illinois Tool Works, Inc., 1.775% 6/6/2018 (14)	5,000,000	4,998,785
Pharmaceuticals - 2.5%
Novartis Finance Corp.:
1.826% 6/1/2018 (14)	8,000,000	8,000,000
1.909% 6/12/2018 (14)	3,500,000	3,497,989

		11,497,989
Utilities - 3.8%
Praxair, Inc., 1.704% 6/1/2018 (14)	17,500,000	17,500,000
Winding Up Agencies - 1.9%
Erste Abwicklungsanstalt:
1.940% 6/11/2018 (14)	4,000,000	3,997,878
1.982% 6/14/2018 (14)	2,000,000	1,998,591
2.017% (LIBOR 1 Month+11 basis points), 6/1/2018 (5)(9)	2,500,000	2,500,000

		8,496,469

Total Commercial Paper		233,380,662

Municipals - 2.9%

Colorado - 0.5%
Colorado Housing & Finance Authority, 1.770%, 10/1/2036 (10)	2,080,000	2,080,000
Tennessee - 2.4%
Johnson City Health & Educational Facilities Board, 1.890%, 8/15/2043 (10)	11,075,000	11,075,000

Total Municipals		13,155,000

Mutual Funds - 3.7%
Invesco Government & Agency Portfolio - Institutional Class, 1.654%	17,000,000	17,000,000

Total Mutual Funds		17,000,000

Repurchase Agreements - 23.5%
Agreement with Fixed Income Clearing Corp., 0.850%, dated 5/31/2018, to be repurchased at $17,472,662 on 6/1/2018, collateralized by a U.S. Government Treasury Obligation various maturities to 2/28/2019, with a market value of $17,821,836	$17,472,249	17,472,249
Agreement with Fixed Income Clearing Corp., 1.780%, dated 5/31/2018, to be repurchased at $55,002,719 on 6/1/2018, collateralized by U.S. Government Treasury Obligations with various maturities to 8/15/2026, with a market value of $56,103,542	55,000,000	55,000,000
Agreement with Goldman Sachs Group, Inc., 1.790%, dated 5/31/2018, to be repurchased at $35,001,740 on 6/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2042, with a market value of $35,700.000	35,000,000	35,000,000

Total Repurchase Agreements		107,472,249

Total Investments - 99.9% (at amortized cost)		457,388,152
Other Assets and Liabilities - 0.1%		600,962

Total Net Assets - 100.0%		$457,989,114

Institutional Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 21.2%

Banks - 21.2%
Bank of Nova Scotia/Houston, 2.169% (LIBOR 1 Month+23 basis points), 9/17/2018 (9)	$2,500,000	$2,500,601
Canadian Imperial Bank of Commerce, 2.138% (LIBOR 1 Month+19 basis points), 8/20/2018 (9)	2,500,000	2,500,826
Commonwealth Bank of Australia, 2.089% (LIBOR 1 Month+17 basis points), 8/15/2018 (9)	2,500,000	2,500,748
Credit Suisse AG:
2.168% (LIBOR 1 Month+24 basis points), 9/10/2018 (9)	3,000,000	3,000,994
2.195% (LIBOR 1 Month+26 basis points), 7/18/2018 (9)	2,500,000	2,501,093
2.199% (LIBOR 1 Month+26 basis points), 8/17/2018 (9)	2,500,000	2,501,230
2.208% (LIBOR 1 Month+26 basis points), 8/20/2018 (9)	3,000,000	3,001,505
2.213% (LIBOR 1 Month+26 basis points), 10/22/2018 (9)	2,500,000	2,500,300
HSBC Bank USA NA:
2.158% (LIBOR 1 Month+21 basis points), 11/20/2018 (9)	2,500,000	2,499,825
2.160% (LIBOR 1 Month+20 basis points), 7/25/2018 (9)	3,500,000	3,501,327
Mitsubishi UFJ Trust & Banking Corp.:
2.144% (LIBOR 1 Month+21 basis points), 7/16/2018 (9)	2,500,000	2,500,915
2.164% (LIBOR 1 Month+23 basis points), 8/16/2018 (9)	3,000,000	3,000,744
2.178% (LIBOR 1 Month+25 basis points), 8/9/2018 (9)	2,750,000	2,751,077
2.188% (LIBOR 1 Month+22 basis points), 6/29/2018 (9)	2,500,000	2,500,708
Mizuho Bank, Ltd.:
2.165% (LIBOR 1 Month+23 basis points), 6/18/2018 (9)	2,500,000	2,500,440
2.248% (LIBOR 1 Month+32 basis points), 9/10/2018 (9)	3,250,000	3,251,287
2.253% (LIBOR 1 Month+30 basis points), 8/21/2018 (9)	4,000,000	4,001,567
2.368% (LIBOR 1 Month+44 basis points), 10/10/2018 (9)	2,500,000	2,501,970
2.659% (LIBOR 3 Month+30 basis points), 4/30/2019 (9)	5,500,000	5,508,803
MUFG Bank, Ltd., 2.319% (LIBOR 1 Month+38 basis points), 10/17/2018 (9)	3,000,000	3,001,761
Nordea Bank AB, 2.318% (LIBOR 1 Month+40 basis points), 3/14/2019 (9)	2,500,000	2,501,250
Sumitomo Mitsui Banking Corp.:
2.155% (LIBOR 1 Month+22 basis points), 6/18/2018 (9)	2,250,000	2,250,391
2.215% (LIBOR 1 Month+25 basis points), 10/24/2018 (9)	2,500,000	2,500,330
2.248% (LIBOR 1 Month+30 basis points), 8/21/2018 (9)	4,500,000	4,501,653
2.288% (LIBOR 1 Month+37 basis points), 8/13/2018 (9)	3,500,000	3,501,813
2.500% (LIBOR 3 Month+17 basis points), 8/24/2018 (9)	2,500,000	2,502,149
Svenska Handelsbanken:
2.135% (LIBOR 1 Month+17 basis points), 8/24/2018 (9)	3,350,000	3,350,910
2.161% (LIBOR 1 Month+16 basis points), 7/2/2018 (9)	2,800,000	2,800,765
Toronto Dominion Bank:
2.128% (LIBOR 1 Month+20 basis points), 8/10/2018 (9)	2,375,000	2,375,921
2.243% (LIBOR 1 Month+32 basis points), 9/5/2018 (9)	2,750,000	2,751,657
Wells Fargo Bank NA:
2.143% (LIBOR 1 Month+22 basis points), 10/5/2018 (9)	3,000,000	3,000,318
2.158% (LIBOR 1 Month+24 basis points), 11/9/2018 (9)	2,500,000	2,500,334
2.176% (LIBOR 1 Month+20 basis points), 8/30/2018 (9)	2,500,000	2,500,783
2.348% (LIBOR 1 Month+42 basis points), 10/9/2018 (9)	3,000,000	3,002,505
Westpac Banking Corp.:
2.150% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (9)	2,500,000	2,500,080
2.460% (LIBOR 3 Month+13 basis points), 1/9/2019 (9)	3,000,000	3,000,430

Total Certificates of Deposit (identified cost $104,034,937)		104,069,010

Commercial Paper - 54.4%

Asset-Backed Securities - 26.6%
Atlantic Asset Securitization LLC:
2.100% 6/5/2018 (14)	1,500,000	1,499,635
2.120% 6/11/2018 (14)	1,450,000	1,449,205
2.209% (LIBOR 1 Month+30 basis points), 11/6/2018 (5)(9)	3,000,000	3,000,000
2.223% (LIBOR 1 Month+30 basis points), 11/16/2018 (5)(9)	3,000,000	3,000,000
Bedford Row Funding Corp.:
2.148% (LIBOR 1 Month+22 basis points), 6/11/2018 (5)(9)	3,500,000	3,500,402
2.148% (LIBOR 1 Month+23 basis points), 12/13/2018 (5)(9)	2,500,000	2,499,933
2.159% (LIBOR 1 Month+22 basis points), 8/17/2018 (5)(9)	2,500,000	2,500,982
2.209% (LIBOR 1 Month+30 basis points), 9/12/2018 (5)(9)	3,000,000	3,001,492
2.238% (LIBOR 1 Month+29 basis points), 3/15/2019 (5)(9)	4,500,000	4,500,000
2.269% (LIBOR 1 Month+35 basis points), 2/15/2019 (5)(9)	3,000,000	3,001,584
CAFCO LLC, 2.243% 6/11/2018 (14)	3,000,000	2,998,368
Chesham Finance Ltd., 1.744% 6/1/2018 (14)	19,000,000	19,000,000
Lexington Parker Capital Co. LLC:
1.775% 6/1/2018 (14)	6,000,000	5,999,713
1.980% 6/6/2018 (14)	4,000,000	3,998,829
1.980% 6/8/2018 (14)	3,500,000	3,498,622
2.207% 7/9/2018 (14)	5,000,000	4,989,167
Liberty Street Funding LLC, 2.209% (LIBOR 1 Month+30 basis points), 11/2/2018 (5)(9)	3,500,000	3,500,000
LMA Americas LLC:
2.034% 6/11/2018 (14)	3,000,000	2,998,355
2.420% 8/6/2018 (14)	3,000,000	2,988,102
Manhattan Asset Funding Co. LLC, 2.238% (LIBOR 1 Month+31 basis points), 11/5/2018 (5)(9)	3,000,000	3,001,064
Old Line Funding LLC:
2.193% (LIBOR 1 Month+24 basis points), 8/22/2018 (5)(9)	3,000,000	3,001,308
2.300% (LIBOR 1 Month+34 basis points), 10/25/2018 (5)(9)	3,000,000	3,000,000
2.448% (LIBOR 1 Month+50 basis points), 3/21/2019 (5)(9)	2,500,000	2,504,759
Regency Markets No. 1 LLC:
1.857% 6/8/2018 (14)	4,000,000	3,998,425
1.929% 6/12/2018 (14)	4,000,000	3,997,597
1.929% 6/15/2018 (14)	5,000,000	4,996,198
Ridgefield Funding Co. LLC:
1.928% 6/4/2018 (14)	3,500,000	3,499,333
2.345% 8/16/2018 (14)	1,500,000	1,492,919
2.365% 6/14/2018 (14)	2,500,000	2,498,235
2.397% 7/2/2018 (14)	2,500,000	2,495,564
2.535% 11/13/2018 (14)	3,500,000	3,460,331
Starbird Funding Corp., 1.744% 6/1/2018 (14)	4,000,000	3,999,809
Thunder Bay Funding LLC:
2.079% (LIBOR 1 Month+17 basis points), 7/2/2018 (5)(9)	3,000,000	3,000,846
2.128% (LIBOR 1 Month+20 basis points), 9/11/2018 (5)(9)	2,500,000	2,500,547
2.268% (LIBOR 1 Month+34 basis points), 2/19/2019 (5)(9)	3,000,000	3,000,000
2.293% (LIBOR 1 Month+37 basis points), 3/7/2019 (5)(9)	2,500,000	2,501,988

		130,873,312
Automobiles - 2.3%
Toyota Motor Credit Corp.:
2.113% (LIBOR 1 Month+19 basis points), 6/4/2018 (9)	2,500,000	2,500,103
2.115% (LIBOR 1 Month+18 basis points), 6/15/2018 (9)	3,000,000	3,000,411
2.173% (LIBOR 1 Month+25 basis points), 9/4/2018 (9)	3,500,000	3,501,466
2.292% (LIBOR 1 Month+37 basis points), 10/3/2018 (9)	2,500,000	2,500,000

		11,501,980
Diversified Financial Services - 3.0%
Collateralized Commercial Paper Co. LLC:
2.148% (LIBOR 1 Month+20 basis points), 7/20/2018 (9)	3,500,000	3,501,281
2.155% (LIBOR 1 Month+22 basis points), 7/18/2018 (9)	6,000,000	6,002,379
2.511% (LIBOR 3 Month+22 basis points), 12/20/2018 (9)	2,500,000	2,500,870
JP Morgan Securities LLC, 2.139% (LIBOR 1 Month+23 basis points), 7/2/2018 (9)	2,500,000	2,500,838

		14,505,368

Foreign Banks - 7.6%
Commonwealth Bank of Australia:
2.121% (LIBOR 1 Month+16 basis points), 7/23/2018 (5)(9)	2,000,000	2,000,638
2.128% (LIBOR 1 Month+20 basis points), 10/11/2018 (5)(9)	3,000,000	3,000,104
2.186% (LIBOR 1 Month+21 basis points), 11/30/2018 (5)(9)	2,500,000	2,500,360
2.456% (LIBOR 3 Month+10 basis points), 5/3/2019 (5)(9)	5,500,000	5,500,234
National Australia Bank, Ltd., 2.168% (LIBOR 1 Month+20 basis points), 10/29/2018 (5)(9)	3,000,000	3,000,055
Suncorp Group, Ltd.:
1.898% 6/5/2018 (14)	2,025,000	2,024,456
1.950% 7/9/2018 (14)	2,500,000	2,494,594
2.034% 6/13/2018 (14)	2,500,000	2,498,246
Toronto Dominion Bank:
2.099% 10/3/2018 (14)	2,500,000	2,498,788
2.193% 2/8/2019 (14)	3,500,000	3,500,466
2.198% 12/21/2018 (14)	2,500,000	2,500,423
2.512% (LIBOR 3 Month+15 basis points), 4/23/2019 (5)(9)	3,000,000	3,000,641
Westpac Banking Corp., 2.118% (LIBOR 1 Month+19 basis points), 9/10/2018 (5)(9)	3,000,000	3,000,689

		37,519,694
Integrated Oil - 3.8%
Statoil ASA, 1.744% 6/5/2018 (14)	18,500,000	18,495,568
Life Insurance - 1.4%
MetLife Short Term Funding LLC:
1.857% 6/14/2018 (14)	4,000,000	3,997,236
2.242% 6/14/2018 (14)	3,000,000	2,997,927

		6,995,163
Machinery Manufacturing - 1.0%
Illinois Tool Works, Inc., 1.775% 6/6/2018 (14)	5,000,000	4,998,525
Pharmaceuticals - 3.1%
Novartis Finance Corp.:
1.826% 6/1/2018 (14)	7,000,000	6,999,668
1.857% 6/4/2018 (14)	4,500,000	4,499,140
1.909% 6/12/2018 (14)	3,500,000	3,497,947

		14,996,755
Utilities - 3.9%
Praxair, Inc., 1.704% 6/1/2018 (14)	19,000,000	18,999,079
Winding Up Agencies - 1.7%
Erste Abwicklungsanstalt:
1.940% 6/11/2018 (14)	4,000,000	3,997,830
1.982% 6/14/2018 (14)	2,000,000	1,998,608
2.017% (LIBOR 1 Month+11 basis points), 6/1/2018 (5)(9)	2,500,000	2,500,020

		8,496,458

Total Commercial Paper (identified cost $267,358,084)		267,381,902

Mutual Funds - 3.2%
Invesco Government & Agency Portfolio - Institutional Class, 1.654%	15,809,743	15,809,743

Total Mutual Funds (identified cost $15,809,743)		15,809,743
Repurchase Agreements - 21.3%
Agreement with Fixed Income Clearing Corp., 1.780%, dated 5/31/2018, to be repurchased at $65,003,214 on 6/1/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 8/15/2026, with a market value of $66,300,896	$65,000,000	65,000,000

Agreement with Goldman Sachs Group, Inc., 1.790%, dated 5/31/2018, to be repurchased at $40,001,989 on 6/1/2018, collateralized by a U.S. Government Agency Obligation with a maturity to 5/20/2046, with a market value of $40,800,000	40,000,000	40,000,000

Total Repurchase Agreements (identified cost $105,000,000)		105,000,000

Total Investments - 100.1% (identified cost $492,202,764)		492,260,655
Other Assets and Liabilities - (0.1)%		(314,402)

Total Net Assets - 100.0%		$491,946,253

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2018. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2018. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At May 31, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$1,648,319	3.20%
Disciplined International Equity Fund	3,404,663	4.45
Alternative Strategies Fund
Long	77,606	0.10
Short	698,349	0.93
Global Long Short Equity Fund
Long	54,640	0.38
Short	359,378	2.51
Ultra Short Tax-Free Fund	150,813,956	22.96
Short Tax-Free Fund	26,949,143	14.38
Short-Term Income Fund	33,914,861	14.38
Intermediate Tax-Free Fund	128,013,107	7.43
Strategic Income Fund	32,363,863	36.26
TCH Corporate Income Fund	32,887,134	13.33
TCH Core Plus Bond Fund	66,379,367	6.25
High Yield Bond Fund	4,613,994	41.47
Tax-Free Money Market Fund	78,335,000	20.66
Prime Money Market Fund	63,999,842	13.97
Institutional Prime Money Market Fund	75,517,646	15.35

(6)	All or a portion of this security is segregated as collateral for securities sold short.

(7)	Purchased on a when-issued or delayed delivery basis.

(8)	Issue is in default or bankruptcy.

(9)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2018.

(10)	Denotes a variable rate security.

(11)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(12)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(13)	Securities have redemption features that may delay redemption beyond seven days.

(14)	Each issue shows the rate of the discount at the time of purchase.

(15)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 1.59%, as calculated based upon total portfolio market value.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation

GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIBOR	-	London Interbank Offered Rate
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL	-	National Public Finance Guarantee
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
SIFMA	-	Securities Industry and Financial Markets Association
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT		Unlimited Tax
VRNs		Variable Rate Notes
XLCA		XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2018, the Corporation consisted of 42 portfolios, including 27 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios which are disclosed, with Notes to Schedules of Investments, separately within this quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of May 31, 2018:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	$50,241,079

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$1,446,706	$1,511,868
Disciplined International Equity Fund	3,827,900	4,092,984
Pyrford International Stock Fund	36,296,925	38,224,333
LGM Emerging Markets Equity Fund	6,062,458	6,332,683
Global Long/Short Equity Fund	75,060	79,211

Total	$47,709,049	$50,241,079

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of May 31, 2018 (1):

Description	Value
Atlantic Asset Securitization LLC, 1.781%, 6/14/2018 (2)	$14,990,358
Atlantic Asset Securitization LLC, 2.209% (LIBOR 1 Month+30 basis points), 6/6/2018 (3)	7,000,000
Atlantic Asset Securitization LLC, 2.234% (LIBOR 1 Month+30 basis points), 6/18/2018 (3)	6,650,000
Bank of Nova Scotia, 2.159% (LIBOR 1 Month+23 basis points), 9/17/2018 (3)	5,001,125
Bedford Row Funding Corp., 2.148% (LIBOR 1 Month+22 basis points), 6/11/2018 (3)	7,500,000
Bedford Row Funding Corp., 2.159% (LIBOR 1 Month+22 basis points), 8/17/2018 (3)	6,500,000
Bedford Row Funding Corp., 2.209% (LIBOR 1 Month+30 basis points), 9/12/2018 (3)	7,250,000
Bedford Row Funding Corp., 2.238% (LIBOR 1 Month+29 basis points), 3/15/2019 (3)	7,500,000
Bedford Row Funding Corp., 2.269% (LIBOR 1 Month+35 basis points), 2/15/2019 (3)	7,500,000
BlackRock Liquidity Funds FedFund Portfolio, 1.751%,	6,345,387
BMO Government Money Market Fund, 1.610%, (4)	24,000,000
BMO Institutional Prime Money Market Fund, 1.808%, (4)	310,031,000
CAFCO LLC, 1.950%, 6/11/2018 (2)	17,490,528
CAFCO LLC, 2.260%, 8/14/2018 (2)	7,465,313
Canadian Imperial Bank of Commerce, 2.344% (LIBOR 1 Month+19 basis points), 8/20/2018 (3)	7,252,313
Citibank NA, 2.089% (LIBOR 1 Month+16 basis points), 7/11/2018 (3)	5,501,595
Collateralized Commercial Paper Co. LLC, 2.148% (LIBOR 1 Month+20 basis points), 7/20/2018 (3)	7,500,000
Collateralized Commercial Paper Co. LLC, 2.169% (LIBOR 1 Month+22 basis points), 7/18/2018 (3)	7,502,925
Collateralized Commercial Paper Co. LLC, 2.512% (LIBOR 3 Month+22 basis points), 12/20/2018 (3)	5,000,000
Commonwealth Bank of Australia, 2.098% (LIBOR 1 Month+17 basis points), 8/15/2018 (3)	5,001,445
Commonwealth Bank of Australia, 2.128% (LIBOR 1 Month+20 basis points), 10/11/2018 (3)	5,500,000
Commonwealth Bank of Australia, 2.140% (LIBOR 1 Month+16 basis points), 7/23/2018 (3)	3,200,000
Commonwealth Bank of Australia, 2.195% (LIBOR 1 Month+21 basis points), 11/30/2018 (3)	7,500,893
CRC Funding LLC, 1.720%, 6/1/2018 (2)	8,000,000
Credit Suisse New York, 2.163% (LIBOR 1 Month+26 basis points), 8/17/2018 (3)	5,402,597
Credit Suisse New York, 2.165% (LIBOR 1 Month+26 basis points), 7/18/2018 (3)	5,502,365
Credit Suisse New York, 2.168% (LIBOR 1 Month+24 basis points), 9/10/2018 (3)	7,852,488
Credit Suisse New York, 2.208% (LIBOR 1 Month+26 basis points), 8/20/2018 (3)	7,003,437
Credit Suisse New York, 2.213% (LIBOR 1 Month+26 basis points), 10/22/2018 (3)	5,000,500
Erste Abwicklungsanstalt, 2.031% (LIBOR 1 Month+11 basis points), 6/1/2018 (3)	7,500,000
HSBC Bank USA NA, 2.158% (LIBOR 1 Month+21 basis points), 11/20/2018 (3)	7,499,295
HSBC Bank USA NA, 2.201% (LIBOR 1 Month+20 basis points), 7/25/2018 (3)	5,001,860
Illinois Tool Works, Inc., 1.730%, 6/4/2018 (2)	14,997,837
Illinois Tool Works, Inc., 1.750%, 6/6/2018 (2)	9,997,569
Illinois Tool Works, Inc., 1.770%, 6/5/2018 (2)	12,547,532

Intel Corp., 1.751%, 6/13/2018 (2)	14,991,250
Intel Corp., 1.801%, 6/14/2018 (2)	9,993,500
JP Morgan Securities LLC, 2.117% (LIBOR 1 Month+23 basis points), 7/2/2018 (3)	5,000,000
Lexington Parker Capital Co. LLC, 1.951%, 6/8/2018 (2)	9,996,208
Lexington Parker Capital Co. LLC, 2.164%, 7/9/2018 (2)	17,909,096
Liberty Street Funding LLC, 2.209% (LIBOR 1 Month+30 basis points), 6/4/2018 (3)	6,500,000
LMA Americas LLC, 1.700%, 6/1/2018 (2)	15,000,000
LMA Americas LLC, 1.902%, 6/20/2018 (2)	9,989,972
LMA Americas LLC, 2.001%, 6/11/2018 (2)	5,996,667
LMA Americas LLC, 2.044%, 7/5/2018 (2)	7,485,550
LMA Americas LLC, 2.380%, 8/6/2018 (2)	3,086,530
Manhattan Asset Funding Co., 2.238% (LIBOR 1 Month+31 basis points), 11/5/2018 (3)	7,500,000
Metlife Short Term Funding LLC, 1.731%, 6/7/2018 (2)	11,496,684
Mitsubishi UFJ Trust & Banking Corp., 2.144% (LIBOR 1 Month+21 basis points), 7/16/2018 (3)	5,001,795
Mitsubishi UFJ Trust & Banking Corp., 2.170% (LIBOR 1 Month+23 basis points), 8/16/2018 (3)	7,501,778
Mitsubishi UFJ Trust & Banking Corp., 2.178% (LIBOR 1 Month+25 basis points), 8/9/2018 (3)	5,001,910
Mitsubishi UFJ Trust & Banking Corp., 2.188% (LIBOR 1 Month+22 basis points), 6/29/2018 (3)	7,502,092
Mizuho Bank Ltd., 2.165% (LIBOR 1 Month+23 basis points), 6/18/2018 (3)	7,476,301
Mizuho Bank Ltd., 2.368% (LIBOR 1 Month+44 basis points), 10/10/2018 (3)	5,003,850
Mizuho Bank Ltd., 2.488%, 4/30/2019	7,492,350
MUFG Bank Ltd., 2.319% (LIBOR 1 Month+38 basis points), 10/17/2018 (3)	5,252,982
National Australia Bank Ltd., 2.168% (LIBOR 1 Month+20 basis points), 10/29/2018 (3)	10,000,000
National Rural Utilities Co., 1.801%, 6/6/2018 (2)	7,498,125
Nordea Bank, 2.318% (LIBOR 1 Month+40 basis points), 3/14/2019 (3)	5,001,925
Novartis Finance Corp., 1.801%, 6/11/2018 (2)	8,247,874
Novartis Finance Corp., 1.801%, 6/12/2018 (2)	4,279,645
Novartis Finance Corp., 1.801%, 6/15/2018 (2)	9,993,000
Novartis Finance Corp., 1.860%, 6/1/2018 (2)	3,090,000
Old Line Funding LLC, 2.193% (LIBOR 1 Month+24 basis points), 8/22/2018 (3)	7,500,000
Old Line Funding LLC, 2.300% (LIBOR 1 Month+34 basis points), 6/25/2018 (3)	7,100,000
Old Line Funding LLC, 2.398% (LIBOR 1 Month+50 basis points), 3/21/2019 (3)	5,000,000
Praxair, Inc., 1.680%, 6/1/2018 (2)	20,000,000
Regency Markets No. 1 LLC, 1.831%, 6/8/2018 (2)	9,996,442
Regency Markets No. 1 LLC, 1.901%, 6/12/2018 (2)	9,994,194
Regency Markets No. 1 LLC, 1.901%, 6/15/2018 (2)	9,992,611
Starbird Funding Corp., 1.720%, 6/1/2018 (2)	25,000,000
Statoil ASA, 1.720%, 6/5/2018 (2)	17,496,656
Sumitomo Mitsui Banking Corp., 2.155% (LIBOR 1 Month+22 basis points), 6/18/2018 (3)	5,000,855
Sumitomo Mitsui Banking Corp., 2.215% (LIBOR 1 Month+25 basis points), 10/24/2018 (3)	7,500,840
Sumitomo Mitsui Banking Corp., 2.288% (LIBOR 1 Month+37 basis points), 8/13/2018 (3)	5,002,540
Sumitomo Mitsui Banking Corp., 2.500% (LIBOR 3 Month+17 basis points), 8/24/2018 (3)	6,555,554
Suncorp Metway, Ltd., 1.954%, 7/9/2018 (2)	6,486,621
Thunder Bay Funding LLC, 2.079% (LIBOR 1 Month+17 basis points), 7/2/2018 (3)	7,500,000
Thunder Bay Funding LLC, 2.128% (LIBOR 1 Month+20 basis points), 9/11/2018 (3)	6,750,000
Thunder Bay Funding LLC, 2.268% (LIBOR 1 Month+34 basis points), 6/19/2018 (3)	7,500,000
Thunder Bay Funding LLC, 2.293% (LIBOR 1 Month+37 basis points), 3/7/2019 (3)	5,850,000
Toronto Dominion Bank, 2.073% (LIBOR 1 Month+15 basis points), 6/6/2018 (3)	6,500,000
Toronto Dominion Bank, 2.099% (LIBOR 1 Month+19 basis points), 10/3/2018 (3)	5,000,000
Toronto Dominion Bank, 2.128% (LIBOR 1 Month+20 basis points), 8/10/2018 (3)	5,001,890
Toronto Dominion Bank, 2.193% (LIBOR 1 Month+27 basis points), 2/8/2019 (3)	7,500,000
Toronto Dominion Bank, 2.243% (LIBOR 1 Month+32 basis points), 9/5/2018 (3)	6,453,799
Toronto Dominion Bank, 2.512% (LIBOR 3 Month+15 basis points), 4/23/2019 (3)	5,000,000
Toyota Motor Credit Corp., 2.113% (LIBOR 1 Month+19 basis points), 6/4/2018 (3)	6,500,000
Toyota Motor Credit Corp., 2.115% (LIBOR 1 Month+18 basis points), 6/15/2018 (3)	5,000,000
Toyota Motor Credit Corp., 2.173% (LIBOR 1 Month+25 basis points), 9/4/2018 (3)	7,500,000
Toyota Motor Credit Corp., 2.293% (LIBOR 1 Month+37 basis points), 6/8/2018 (3)	5,000,000
Wal-Mart Stores, Inc., 1.801%, 6/11/2018 (2)	4,997,500
Wal-Mart Stores, Inc., 1.810%, 6/4/2018 (2)	11,598,250
Wells Fargo Bank NA, 2.143% (LIBOR 1 Month+22 basis points), 10/5/2018 (3)	6,500,579
Wells Fargo Bank NA, 2.158% (LIBOR 1 Month+24 basis points), 11/9/2018 (3)	7,250,805
Wells Fargo Bank NA, 2.168% (LIBOR 1 Month+20 basis points), 8/30/2018 (3)	5,001,505
Wells Fargo Bank NA, 2.227% (LIBOR 1 Month+42 basis points), 10/9/2018 (3)	7,756,332
Westpac Banking Corp., 1.525%, 8/10/2018 (2)	7,029,163
Westpac Banking Corp., 2.118% (LIBOR 1 Month+19 basis points), 9/10/2018 (3)	7,500,000
Westpac Banking Corp., 2.150% (U.S. Federal Funds Effective Rate+45 basis points), 2/15/2019 (3)	6,699,518
Westpac Banking Corp., 2.461% (LIBOR 3 Month+13 basis points), 1/9/2019 (3)	5,500,303
Other	(492,904)

Total	$1,107,800,499

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$54,390,695	$55,461,631
Large-Cap Value Fund	166,725,061	170,007,827
Large-Cap Growth Fund	146,951,619	149,845,052
Mid-Cap Value Fund	90,765,581	92,552,728
Mid-Cap Growth Fund	57,670,311	58,805,822
Small-Cap Value Fund	31,092,903	31,705,113
Small-Cap Core Fund	8,811,099	8,984,587
Small-Cap Growth Fund	66,717,870	68,031,525
Short-Term Income Fund	39,362,689	40,137,728
Strategic Income Fund	28,240,025	28,796,062
TCH Corporate Income Fund	62,668,228	63,902,147
TCH Core Plus Bond Fund	271,010,336	276,346,448
High Yield Bond Fund	360,989	368,097

Total	$1,086,409,425	$1,107,800,499

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Each issue shows the rate of discount at the time of purchase.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2018.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality. are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of May 31, 2018.

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$123,006,197	$—	$—	$123,006,197
Short-Term Investments	1,412,127	55,461,631	—	56,873,758

Total	$124,418,324	$55,461,631	$—	$179,879,955

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$134,824,382	$—	$—	$134,824,382
Short-Term Investments	2,422,907	62,855,732	—	65,278,639

Total	$137,247,289	$62,855,732	$—	$200,103,021

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$355,005,366	$—	$—	$355,005,366
Short-Term Investments	3,846,009	170,007,827	—	173,853,836

Total	$358,851,375	$170,007,827	$—	$528,859,202

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$380,417,746	$—	$—	$380,417,746
Short-Term Investments	6,845,916	149,845,052	—	156,690,968

Total	$387,263,662	$149,845,052	$—	$537,108,714

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$195,779,015	$—	$—	$195,779,015
Short-Term Investments	2,144,152	92,552,728	—	94,696,880

Total	$197,923,167	$92,552,728	$—	$290,475,895

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$121,662,478	$—	$—	$121,662,478
Short-Term Investments	1,312,571	58,805,822	—	60,118,393

Total	$122,975,049	$58,805,822	$—	$181,780,871

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$68,858,147	$—	$—	$68,858,147
Short-Term Investments	516,482	31,705,113	—	32,221,595

Total	$69,374,629	$31,705,113	$—	$101,079,742

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$21,428,149	$—	$—	$21,428,149
Short-Term Investments	440,472	8,984,587	—	9,425,059

Total	$21,868,621	$8,984,587	$—	$30,853,208

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$136,463,941	$—	$—	$136,463,941
Short-Term Investments	1,467,303	68,031,525	—	69,498,828

Total	$137,931,244	$68,031,525	$—	$205,962,769

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$105,718	$—	$105,718
Bermuda	500,718	111,781	—	612,499
Brazil	—	269,284	—	269,284
Canada	4,544,696	—	—	4,544,696
Cayman Islands	431,771	652,324	—	1,084,095
China	—	1,098,860	—	1,098,860
Czech Republic	—	1,381,787	—	1,381,787
Denmark	—	407,973	—	407,973
France	—	60,746	—	60,746
Germany	—	430,139	—	430,139
Guyana	1,018,241	—	—	1,018,241
Hong Kong	—	4,529,296	—	4,529,296
Hungary	—	237,678	—	237,678
Ireland	132,462	—	—	132,462
Israel	—	975,429	—	975,429
Japan	—	3,531,277	—	3,531,277
Malaysia	—	2,349,822	—	2,349,822
Netherlands	—	221,483	—	221,483
New Zealand	—	1,598,084	—	1,598,084
Philippines	—	910,218	—	910,218
Singapore	—	2,453,605	—	2,453,605
Switzerland	—	1,147,015	—	1,147,015
Taiwan	—	1,406,002	—	1,406,002
Thailand	—	450,056	—	450,056
United Kingdom	—	216,407	—	216,407
United States	19,194,801	—	—	19,194,801
Common Stock Units	172,255	—	—	172,255
Short-Term Investments	2,215,952	—	—	2,215,952

Total	$28,210,896	$24,544,984	$—	$52,755,880

Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,063,154	$—	$6,063,154
Belgium	—	103,439	—	103,439
Cayman Islands	—	190,066	—	190,066
Denmark	—	2,633,422	—	2,633,422
Finland	—	1,998,469	—	1,998,469
France	—	8,247,389	—	8,247,389
Germany	—	5,378,297	—	5,378,297
Hong Kong	—	5,544,569	—	5,544,569
Ireland	1,555,147	—	—	1,555,147
Italy	—	1,230,494	—	1,230,494
Japan	—	17,575,235	—	17,575,235
Jersey	1,689,325	1,151,185	—	2,840,510
Luxembourg	388,741	—	—	388,741
Netherlands	504,925	2,604,105	—	3,109,030
New Zealand	—	162,074	—	162,074
Norway	—	2,081,512	—	2,081,512
Portugal	—	155,883	—	155,883
Singapore	—	895,663	—	895,663
Spain	—	1,229,685	—	1,229,685

Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Sweden	$—	$351,898	$—	$351,898
Switzerland	1,199,522	2,719,946	—	3,919,468
United Kingdom	—	7,412,868	—	7,412,868
Exchange Traded Funds	1,312,600	—	—	1,312,600
Short-Term Investments	5,403,827	—	—	5,403,827

Total	$12,054,087	$67,729,353	$—	$79,783,440

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$232,215	$649,450,363	$—	$649,682,578
Preferred Stocks(1)	—	12,058,227	—	12,058,227
Short-Term Investments	60,037,004	—	—	60,037,004

Total	$60,269,219	$661,508,590	$—	$721,777,809

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$—	$2,581,142	$—	$2,581,142
Chile	2,823,027	—	—	2,823,027
China	10,665,745	11,020,765	—	21,686,510
Egypt	—	8,773,098	—	8,773,098
Hong Kong	—	23,542,694	—	23,542,694
India	—	41,517,663	—	41,517,663
Indonesia	—	17,566,198	—	17,566,198
Malaysia	—	7,970,633	—	7,970,633
Mexico	13,740,892	—	—	13,740,892
Nigeria	—	1,706,489	—	1,706,489
Peru	2,944,665	—	—	2,944,665
Philippines	—	6,325,234	—	6,325,234
Russia	—	9,774,689	—	9,774,689
South Africa	—	13,658,467	—	13,658,467
Taiwan	—	6,337,144	—	6,337,144
Thailand	1,996,227	—	—	1,996,227
Turkey	—	2,831,934	—	2,831,934
United States	4,206,357	—	—	4,206,357
Vietnam	—	4,151,505	—	4,151,505
Common Stock Units	4,637,589	—	—	4,637,589
Short-Term Investments	15,144,299	—	—	15,144,299

Total	$56,158,801	$157,757,655	$—	$213,916,456

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$178,314	$—	$178,314
Bermuda	857,781	—	—	857,781
Canada	2,386,639	—	—	2,386,639
Cayman Islands	—	60,653	—	60,653
China	224,482	110,523	—	335,005
Denmark	—	62,352	—	62,352
France	—	222,318	—	222,318
Germany	—	313,900	—	313,900
Indonesia	—	43,836	—	43,836
Ireland	1,471,115	—	—	1,471,115
Italy	—	123,852	—	123,852
Japan	—	1,658,473	—	1,658,473
Jersey	—	77,606	—	77,606
Luxembourg	402,082	—	—	402,082
Netherlands	—	310,888	—	310,888
New Zealand	—	246,549	—	246,549
Norway	—	274,566	—	274,566
Panama	112,240	—	—	112,240
Poland	—	95,192	—	95,192
South Korea	—	289,204	—	289,204

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Sweden	$—	$81,752	$—	$81,752
Switzerland	—	45,041	—	45,041
Taiwan	—	66,966	—	66,966
United Kingdom	—	1,038,244	—	1,038,244
United States	41,630,033	—	—	41,630,033
Corporate Bonds & Notes	—	0	—	0
Limited Partnership Units	80,450	—	—	80,450
Municipals	—	532,480	—	532,480
Purchased Options	113,956	—	—	113,956
Short-Term Investments	24,187,900	—	—	24,187,900

Total	$71,466,678	$5,832,709	$—	$77,299,387

Liabilities-Short
Common Stocks
Australia	$—	$43,057	$—	$43,057
Canada	580,218	—	—	580,218
Denmark	—	227,719	—	227,719
Finland	—	35,223	—	35,223
France	—	136,930	—	136,930
Germany	—	242,552	—	242,552
Japan	—	2,442,781	—	2,442,781
Netherlands	—	174,416	—	174,416
New Zealand	—	99,024	—	99,024
Norway	—	215,463	—	215,463
Spain	—	125,513	—	125,513
Sweden	—	149,791	—	149,791
Switzerland	—	363,993	—	363,993
United Kingdom	182,679	735,677	—	918,356
United States	12,065,841	—	—	12,065,841
Exchange Traded Funds	1,319,993	—	—	1,319,993
Written Options	92,233	—	—	92,233

Total	$14,240,964	$4,992,139	$—	$19,233,103

Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$125,796	$—	$125,796
Bermuda	345,799	—	—	345,799
Canada	1,165,201	—	—	1,165,201
Cayman Islands	—	42,457	—	42,457
China	—	75,838	—	75,838
Denmark	—	43,899	—	43,899
France	—	156,455	—	156,455
Germany	—	17,950	—	17,950
Indonesia	—	31,762	—	31,762
Ireland	81,482	—	—	81,482
Italy	—	87,677	—	87,677
Japan	—	1,140,877	—	1,140,877
Jersey	—	54,640	—	54,640
Luxembourg	283,507	—	—	283,507
Netherlands	—	231,482	—	231,482
New Zealand	—	175,007	—	175,007
Norway	—	197,182	—	197,182
Panama	79,111	—	—	79,111
Poland	—	67,218	—	67,218
South Korea	—	204,194	—	204,194
Sweden	—	57,655	—	57,655
Switzerland	—	32,387	—	32,387
Taiwan	—	46,814	—	46,814
United Kingdom	—	740,910	—	740,910
United States	7,960,864	—	—	7,960,864
Short-Term Investments	6,157,718	—	—	6,157,718

Total	$16,073,682	$3,530,200	$—	$19,603,882

Liabilities-Short
Common Stocks
Australia	$—	$27,459	$—	$27,459
Finland	—	23,983	—	23,983
Germany	—	162,533	—	162,533
Japan	—	1,619,095	—	1,619,095
New Zealand	—	56,973	—	56,973
Norway	—	152,035	—	152,035
Spain	—	88,483	—	88,483
Sweden	—	105,613	—	105,613
Switzerland	—	42,663	—	42,663
United Kingdom	—	469,125	—	469,125
United States	2,518,805	—	—	2,518,805

Total	$2,518,805	$2,747,962	$—	$5,266,767

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$5,000,000	$611,533,016	$—	$616,533,016
Short-Term Investments	417,363	27,531,357	—	27,948,720

Total	$5,417,363	$639,064,373	$—	$644,481,736

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$1,500,000	$180,561,971	$—	$182,061,971
Mutual Funds	871,336	—	—	871,336
Short-Term Investments	17,684	—	—	17,684

Total	$2,389,020	$180,561,971	$—	$182,950,991

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$49,826,928	$—	$49,826,928
Certificates of Deposit	—	1,348,989	—	1,348,989
Collateralized Mortgage Obligations	—	16,334,996	—	16,334,996
Commercial Mortgage Securities	—	16,876,669	—	16,876,669
Corporate Bonds & Notes	—	97,639,538	—	97,639,538
Mutual Funds	1,005,450	—	—	1,005,450	*
U.S. Government & U.S. Government Agency Obligations	30,304,412	—	—	30,304,412
U.S. Government Agency-Mortgage Securities	—	2,753,152	—	2,753,152
Short-Term Investments	6,586,653	52,158,809	—	58,745,462

Total	$37,896,515	$236,939,081	$—	$274,835,596

* Total includes a $1,005,450 private placement senior loan fund holding valued using practical expedient.
Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$5,000,000	$1,678,652,440	$—	$1,683,652,440
Mutual Funds	15,561,206	—	—	15,561,206
Short-Term Investments	7,506,864	—	—	7,506,864

Total	$28,068,070	$1,678,652,440	$—	$1,706,720,510

Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$225,024	$—	$225,024
Collateralized Mortgage Obligations	—	9,775,398	—	9,775,398
Commercial Mortgage Securities	—	6,016,771	—	6,016,771
Corporate Bonds & Notes	3,824,416	56,535,451	—	60,359,867
U.S. Government Agency-Mortgage Securities	—	11,066,941	—	11,066,941
Short-Term Investments	980,486	28,796,062	—	29,776,548

Total	$4,804,902	$112,415,647	$—	$117,220,549

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$3,400,314	$235,418,581	$—	$238,818,895
Municipals	—	538,770	—	538,770
U.S. Government & U.S. Government Agency Obligations	2,373,388	—	—	2,373,388
Short-Term Investments	3,179,855	63,902,147	—	67,082,002

Total	$8,953,557	$299,859,498	$—	$308,813,055

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,878,249	$—	$21,878,249
Commercial Mortgage Securities	—	44,268,729	—	44,268,729
Corporate Bonds & Notes	4,147,625	443,030,038	—	447,177,663
Municipals	—	323,262	—	323,262
U.S. Government & U.S. Government Agency Obligations	170,613,911	—	—	170,613,911
U.S. Government Agency-Mortgage Securities	—	314,590,178	—	314,590,178
Short-Term Investments	54,798,607	276,346,448	—	331,145,055

Total	$229,560,143	$1,100,436,904	$—	$1,329,997,047

High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,658,469	$—	$10,658,469
Short-Term Investments	356,630	368,097	—	724,727

Total	$356,630	$11,026,566	$—	$11,383,196

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$265,000,000	$—	$—	$265,000,000
Repurchase Agreements	—	1,618,364,687	—	1,618,364,687
U.S. Government & U.S. Government Agency Obligations	—	1,549,557,850	—	1,549,557,850

Total	$265,000,000	$3,167,922,537	$—	$3,432,922,537

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$377,485,783	$—	$377,485,783
Mutual Funds	10,160,041	—	—	10,160,041

Total	$10,160,041	$377,485,783	$—	$387,645,824

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$86,380,241	$—	$86,380,241
Commercial Paper	—	233,380,662	—	233,380,662
Municipals	—	13,155,000	—	13,155,000
Mutual Funds	17,000,000	—	—	17,000,000
Repurchase Agreements	—	107,472,249	—	107,472,249

Total	$17,000,000	$440,388,152	$—	$457,388,152

Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$104,069,010	$—	$104,069,010
Commercial Paper	—	267,381,902	—	267,381,902
Mutual Funds	15,809,743	—	—	15,809,743
Repurchase Agreements	—	105,000,000	—	105,000,000

Total	$15,809,743	$476,450,912	$—	$492,260,655

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Futures Contracts	$78,423	$—	$—	$78,423
Short Futures Contracts	279,181	—	—	279,181

Total Futures Contracts	$357,604	$—	$—	$357,604

Long Forward Contracts	$—	$(1,031,193)	$—	$(1,031,193)
Short Forwards Contracts	—	346,718	—	346,718

Total Forward Contracts	$—	$(684,475)	$—	$(684,475)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations resulted in transfers between categorization levels at May 31, 2018.

The following is a reconciliation of transfers between category levels from August 31, 2017 to May 31, 2018:

	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Global Long/Short Equity Fund - Long Transfers	Global Long/Short Equity Fund - Short Transfers
Transfers into Level 1	$—	$—	$—	$—	$—	$—

Transfers out of Level 1	(21,045,259)	(45,251,177)	(555,283,270)	(95,380,271)	(2,071,064)	(1,294,553)

Net transfers into Level 1	$(21,045,259)	$(45,251,177)	$(555,283,270)	$(95,380,271)	$(2,071,064)	$(1,294,553)

Transfers into Level 2	$21,045,259	$45,251,177	$555,283,270	$95,380,271	$2,071,064	$1,294,553

Transfers out of Level 2	—	—	—	—	—	—

Net transfers out of Level 2	$21,045,259	$45,251,177	$555,283,270	$95,380,271	$2,071,064	$1,294,553

4. Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.819%
Low Volatility Equity Fund	$2,833,143	$24,717,258	$26,138,216	$293	$(351)	$1,412,127	$19,594	$—
Dividend Income Fund	2,075,405	19,873,069	19,525,902	505	(170)	2,422,907	21,783	—
Large-Cap Value Fund	4,411,207	37,147,350	37,712,751	1,120	(917)	3,846,009	54,301	—
Large-Cap Growth Fund	4,542,780	45,680,728	43,378,025	357	76	6,845,917	49,439	—
Mid-Cap Value Fund	1,880,791	25,112,640	24,849,558	596	(317)	2,144,152	26,127	—
Mid-Cap Growth Fund	1,947,313	13,512,733	14,147,715	211	29	1,312,571	16,777	—
Small-Cap Value Fund	588,562	7,698,118	7,770,183	96	(111)	516,482	8,155	—
Small-Cap Core Fund	369,001	4,422,988	4,351,536	86	(67)	440,471	3,436	—
Small-Cap Growth Fund	1,560,493	29,501,743	29,595,640	339	368	1,467,303	18,114	—
Global Low Volatility Equity Fund	—	2,219,273	1,515,352	147	16	704,084	1,980	—
Disciplined International Equity Fund	—	4,615,788	3,305,304	138	220	1,310,843	3,392	—
Pyrford International Stock Fund	—	46,956,249	25,150,082	3,878	2,625	21,812,671	53,659	—
LGM Emerging Markets Equity Fund	—	21,437,440	12,628,265	1,894	547	8,811,616	22,105	—
Alternative Strategies Fund	—	3,327,580	2,339,723	5,613	167	24,187,900	3,964.11	—
Global Long/Short Equity Fund	—	6,216,450	139,718	1,770	4	6,078,507	16,887.22	—
Short-Term Income Fund	4,464,102	152,180,309	150,058,363	1,120	(515)	6,586,653	52,800	—
Strategic Income Fund	938,029	30,101,332	30,058,414	98	(559)	980,486	16,119	—
TCH Corporate Income Fund	4,410,836	65,046,853	66,277,774	162	(222)	3,179,855	41,617	—
TCH Core Plus Bond Fund	46,560,055	257,307,623	249,070,416	7,826	(6,481)	54,798,607	255,215	—
High Yield Bond Fund	360,045	3,618,026	3,621,465	71	(47)	356,630	2,934	—
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.890%
Ultra Short Tax-Free Fund	80,322	111,265,312	110,928,271	—	—	417,363	6,692	—
Short Tax-Free Fund	115,488	15,553,340	15,651,144	—	—	17,684	1,559	—
Intermediate Tax-Free Fund	79,783	84,133,719	76,706,638	—	—	7,506,864	4,401	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	866,132	7,750	—	(2,546)	—	871,336	6,939	—
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,108,497	45,714	—	(15,022)	—	5,139,189	40,928	—

In-Retirement Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 17.9%
BMO Dividend Income Fund - Institutional Class (1)	18,876	$273,329
BMO Large-Cap Growth Fund - Class R6 (1)	9,030	172,919
BMO Large-Cap Value Fund - Class R6 (1)	25,505	401,708
BMO Low Volatility Equity Fund - Institutional Class (1)	26,478	389,226
Harbor Capital Appreciation Fund - Retirement Class	2,252	173,259
T Rowe Price Growth Stock Fund - Institutional Class	2,542	173,055
Vanguard Equity Income Fund - Admiral Class	4,322	331,013
Vanguard Institutional Index Fund - Institutional Class	2,732	675,718

Total Large-Cap Funds		2,590,227

Mid-Cap Funds - 3.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	4,176	72,151
BMO Mid-Cap Value Fund - Class R6 (1)	14,137	172,755
Vanguard Mid-Cap Index Fund - Institutional Class	4,689	201,015

Total Mid-Cap Funds		445,921

Small-Cap Funds - 1.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	2,153	43,687
Goldman Sachs Small Cap Value Fund - Institutional Class	2,080	130,012

Total Small-Cap Funds		173,699

International Funds - 11.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	25,187	285,876
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	14,008	231,276
BMO Pyrford International Stock Fund - Class R6 (1)	29,729	384,992
DFA International Small Co. Portfolio - Institutional Class	2,028	42,967
Dodge & Cox International Stock Fund - Retail Class	4,508	197,368
Harbor International Fund - Retirement Class	2,980	200,364
MFS International Value Fund - Class R6	6,991	301,243

Total International Funds		1,644,086

Fixed Income Funds - 58.2%
BMO High Yield Bond Fund - Institutional Class (1)	28,281	259,905
BMO TCH Core Plus Bond Fund - Institutional Class (1)	236,255	2,698,034
Federated Institutional High-Yield Bond Fund - Class R6	43,171	418,760
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	45,077	433,193
Metropolitan West Total Return Bond Fund - Plan Class	319,905	3,138,266
TCW Emerging Markets Income Fund - Institutional Class	53,538	429,370
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	31,180	767,034
Vanguard Short-Term Investment Grade Fund - Admiral Class	27,612	289,370

Total Fixed Income Funds		8,433,932

Alternative Funds - 6.9%
BMO Alternative Strategies Fund - Institutional Class (1)	101,796	1,006,763

Total Mutual Funds (identified cost $12,304,282)		14,294,628

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	146,788	146,803

Total Short-Term Investments - 1.0% (identified cost $146,776)		146,803

Total Investments - 99.7% (identified cost $12,451,058)		14,441,431
Other Assets and Liabilities - 0.3%		43,098

Total Net Assets - 100.0%		$14,484,529

2015 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 20.8%
BMO Dividend Income Fund - Institutional Class (1)	3,991	$57,787
BMO Large-Cap Growth Fund - Class R6 (1)	3,172	60,738
BMO Large-Cap Value Fund - Class R6 (1)	7,267	114,449
BMO Low Volatility Equity Fund - Institutional Class (1)	7,451	109,526
Harbor Capital Appreciation Fund - Retirement Class	790	60,817
T Rowe Price Growth Stock Fund - Institutional Class	892	60,762
Vanguard Equity Income Fund - Admiral Class	1,066	81,664
Vanguard Institutional Index Fund - Institutional Class	770	190,546

Total Large-Cap Funds		736,289

Mid-Cap Funds - 4.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	1,230	21,260
BMO Mid-Cap Value Fund - Class R6 (1)	4,765	58,230
Vanguard Mid-Cap Index Fund - Institutional Class	1,556	66,708

Total Mid-Cap Funds		146,198

Small-Cap Funds - 1.7%
BMO Small-Cap Growth Fund - Institutional Class (1)	926	18,786
Goldman Sachs Small Cap Value Fund - Institutional Class	639	39,924

Total Small-Cap Funds		58,710

International Funds - 13.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	6,982	79,250
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	4,395	72,566
BMO Pyrford International Stock Fund - Class R6 (1)	7,975	103,272
DFA International Small Co. Portfolio - Institutional Class	650	13,763
Dodge & Cox International Stock Fund - Retail Class	1,374	60,132
Harbor International Fund - Retirement Class	1,062	71,417
MFS International Value Fund - Class R6	1,750	75,420

Total International Funds		475,820

Fixed Income Funds - 50.9%
BMO High Yield Bond Fund - Institutional Class (1)	5,736	52,710
BMO TCH Core Plus Bond Fund - Institutional Class (1)	51,942	593,175
Federated Institutional High-Yield Bond Fund - Class R6	9,422	91,391
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	9,869	94,844
Metropolitan West Total Return Bond Fund - Plan Class	72,078	707,086
TCW Emerging Markets Income Fund - Institutional Class	12,287	98,544
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	6,796	167,173

Total Fixed Income Funds		1,804,923

Alternative Funds - 7.5%
BMO Alternative Strategies Fund - Institutional Class (1)	26,676	263,826

Total Mutual Funds (identified cost $3,243,258)		3,485,766

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	37,112	37,116

Total Short-Term Investments - 1.0% (identified cost $37,106)		37,116

Total Investments - 99.4% (identified cost $3,280,364)		3,522,882
Other Assets and Liabilities - 0.6%		20,287

Total Net Assets - 100.0%		$3,543,169

2020 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 30.1%
BMO Dividend Income Fund - Institutional Class (1)	100,129	$1,449,863
BMO Large-Cap Growth Fund - Class R6 (1)	109,282	2,092,740
BMO Large-Cap Value Fund - Class R6 (1)	225,191	3,546,765
BMO Low Volatility Equity Fund - Institutional Class (1)	229,830	3,378,496
Harbor Capital Appreciation Fund - Retirement Class	27,309	2,101,170
T Rowe Price Growth Stock Fund - Institutional Class	30,519	2,078,026
Vanguard Equity Income Fund - Admiral Class	29,505	2,259,505
Vanguard Institutional Index Fund - Institutional Class	29,323	7,253,430

Total Large-Cap Funds		24,159,995

Mid-Cap Funds - 6.9%
BMO Mid-Cap Growth Fund - Class R6 (1)	83,977	1,451,123
BMO Mid-Cap Value Fund - Class R6 (1)	158,107	1,932,067
Vanguard Mid-Cap Index Fund - Institutional Class	50,580	2,168,350

Total Mid-Cap Funds		5,551,540

Small-Cap Funds - 2.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	39,759	806,707
Goldman Sachs Small Cap Value Fund - Institutional Class	20,592	1,287,201

Total Small-Cap Funds		2,093,908

International Funds - 20.3%
BMO Disciplined International Equity Fund - Institutional Class (1)	227,586	2,583,096
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	165,290	2,728,937
BMO Pyrford International Stock Fund - Class R6 (1)	279,388	3,618,073
DFA International Small Co. Portfolio - Institutional Class	19,086	404,438
Dodge & Cox International Stock Fund - Retail Class	49,285	2,157,688
Harbor International Fund - Retirement Class	34,781	2,338,690
MFS International Value Fund - Class R6	57,873	2,493,760

Total International Funds		16,324,682

Fixed Income Funds - 32.7%
BMO High Yield Bond Fund - Institutional Class (1)	78,541	721,792
BMO TCH Core Plus Bond Fund - Institutional Class (1)	748,596	8,548,969
Federated Institutional High-Yield Bond Fund - Class R6	140,547	1,363,308
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	150,053	1,442,010
Metropolitan West Total Return Bond Fund - Plan Class	1,082,716	10,621,441
TCW Emerging Markets Income Fund - Institutional Class	148,535	1,191,250
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	97,657	2,402,366

Total Fixed Income Funds		26,291,136

Alternative Funds - 6.3%
BMO Alternative Strategies Fund - Institutional Class (1)	511,344	5,057,198

Total Mutual Funds (identified cost $60,578,182)		79,478,459

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	712,211	712,283

Total Short-Term Investments - 0.9% (identified cost $712,121)		712,283

Total Investments - 99.8% (identified cost $61,290,303)		80,190,742
Other Assets and Liabilities - 0.2%		179,115

Total Net Assets - 100.0%		$80,369,857

2025 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 32.6%
BMO Dividend Income Fund - Institutional Class (1)	22,520	$326,084
BMO Large-Cap Growth Fund - Class R6 (1)	34,031	651,699
BMO Large-Cap Value Fund - Class R6 (1)	76,502	1,204,907
BMO Low Volatility Equity Fund - Institutional Class (1)	52,826	776,547
Harbor Capital Appreciation Fund - Retirement Class	13,411	1,031,811
T Rowe Price Growth Stock Fund - Institutional Class	14,987	1,020,456
Vanguard Equity Income Fund - Admiral Class	5,907	452,347
Vanguard Institutional Index Fund - Institutional Class	10,958	2,710,607

Total Large-Cap Funds		8,174,458

Mid-Cap Funds - 9.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	40,683	703,009
BMO Mid-Cap Value Fund - Class R6 (1)	59,495	727,030
Vanguard Mid-Cap Index Fund - Institutional Class	19,836	850,350

Total Mid-Cap Funds		2,280,389

Small-Cap Funds - 3.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	22,289	452,242
Goldman Sachs Small Cap Value Fund - Institutional Class	8,016	501,119

Total Small-Cap Funds		953,361

International Funds - 23.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	59,808	678,820
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	66,612	1,099,762
BMO Pyrford International Stock Fund - Class R6 (1)	92,816	1,201,971
DFA International Small Co. Portfolio - Institutional Class	8,322	176,341
Dodge & Cox International Stock Fund - Retail Class	21,602	945,705
Harbor International Fund - Retirement Class	15,688	1,054,860
MFS International Value Fund - Class R6	16,860	726,510

Total International Funds		5,883,969

Fixed Income Funds - 24.2%
BMO High Yield Bond Fund - Institutional Class (1)	19,023	174,825
BMO TCH Core Plus Bond Fund - Institutional Class (1)	167,759	1,915,813
Federated Institutional High-Yield Bond Fund - Class R6	33,470	324,655
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	36,344	349,266
Metropolitan West Total Return Bond Fund - Plan Class	256,047	2,511,817
TCW Emerging Markets Income Fund - Institutional Class	33,921	272,045
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	21,288	523,684

Total Fixed Income Funds		6,072,105

Alternative Funds - 5.6%
BMO Alternative Strategies Fund - Institutional Class (1)	141,545	1,399,881

Total Mutual Funds (identified cost $22,222,916)		24,764,163

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	249,224	249,249

Total Short-Term Investments - 1.0% (identified cost $249,212)		249,249

Total Investments - 99.7% (identified cost $22,472,128)		25,013,412
Other Assets and Liabilities - 0.3%		67,479

Total Net Assets - 100.0%		$25,080,891

2030 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 36.3%
BMO Dividend Income Fund - Institutional Class (1)	95,212	$1,378,663
BMO Large-Cap Growth Fund - Class R6 (1)	139,546	2,672,312
BMO Large-Cap Value Fund - Class R6 (1)	344,355	5,423,591
BMO Low Volatility Equity Fund - Institutional Class (1)	234,677	3,449,756
Harbor Capital Appreciation Fund - Retirement Class	59,320	4,564,043
T Rowe Price Growth Stock Fund - Institutional Class	66,995	4,561,710
Vanguard Equity Income Fund - Admiral Class	27,071	2,073,110
Vanguard Institutional Index Fund - Institutional Class	47,915	11,852,254

Total Large-Cap Funds		35,975,439

Mid-Cap Funds - 10.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	182,550	3,154,457
BMO Mid-Cap Value Fund - Class R6 (1)	258,269	3,156,049
Vanguard Mid-Cap Index Fund - Institutional Class	87,303	3,742,681

Total Mid-Cap Funds		10,053,187

Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	102,171	2,073,047
Goldman Sachs Small Cap Value Fund - Institutional Class	33,061	2,066,666

Total Small-Cap Funds		4,139,713

International Funds - 26.2%
BMO Disciplined International Equity Fund - Institutional Class (1)	253,147	2,873,218
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	294,252	4,858,092
BMO Pyrford International Stock Fund - Class R6 (1)	412,707	5,344,553
DFA International Small Co. Portfolio - Institutional Class	42,170	893,578
Dodge & Cox International Stock Fund - Retail Class	96,932	4,243,684
Harbor International Fund - Retirement Class	69,295	4,659,398
MFS International Value Fund - Class R6	71,356	3,074,748

Total International Funds		25,947,271

Fixed Income Funds - 16.8%
BMO High Yield Bond Fund - Institutional Class (1)	54,104	497,214
BMO TCH Core Plus Bond Fund - Institutional Class (1)	444,460	5,075,738
Federated Institutional High-Yield Bond Fund - Class R6	82,015	795,542
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	103,478	994,423
Metropolitan West Total Return Bond Fund - Plan Class	750,838	7,365,727
TCW Emerging Markets Income Fund - Institutional Class	86,155	690,963
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	52,551	1,292,746

Total Fixed Income Funds		16,712,353

Alternative Funds - 5.2%
BMO Alternative Strategies Fund - Institutional Class (1)	522,324	5,165,784

Total Mutual Funds (identified cost $70,467,215)		97,993,747

Short-Term Investments - 0.8%

Mutual Funds - 0.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	861,352	861,439

Total Short-Term Investments - 0.8% (identified cost $861,272)		861,439

Total Investments - 99.6% (identified cost $71,328,487)		98,855,186
Other Assets and Liabilities - 0.4%		348,682

Total Net Assets - 100.0%		$99,203,868

2035 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 39.7%
BMO Dividend Income Fund - Institutional Class (1)	14,392	$208,401
BMO Large-Cap Growth Fund - Class R6 (1)	21,122	404,488
BMO Large-Cap Value Fund - Class R6 (1)	51,615	812,929
BMO Low Volatility Equity Fund - Institutional Class (1)	36,038	529,762
Harbor Capital Appreciation Fund - Retirement Class	9,272	713,374
T Rowe Price Growth Stock Fund - Institutional Class	10,454	711,798
Vanguard Equity Income Fund - Admiral Class	4,148	317,667
Vanguard Institutional Index Fund - Institutional Class	7,332	1,813,647

Total Large-Cap Funds		5,512,066

Mid-Cap Funds - 11.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	28,154	486,488
BMO Mid-Cap Value Fund - Class R6 (1)	40,977	500,740
Vanguard Mid-Cap Index Fund - Institutional Class	12,871	551,790

Total Mid-Cap Funds		1,539,018

Small-Cap Funds - 4.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	15,846	321,525
Goldman Sachs Small Cap Value Fund - Institutional Class	5,113	319,619

Total Small-Cap Funds		641,144

International Funds - 28.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	36,888	418,680
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	45,687	754,291
BMO Pyrford International Stock Fund - Class R6 (1)	61,367	794,698
DFA International Small Co. Portfolio - Institutional Class	6,424	136,114
Dodge & Cox International Stock Fund - Retail Class	14,266	624,583
Harbor International Fund - Retirement Class	10,534	708,314
MFS International Value Fund - Class R6	10,579	455,866

Total International Funds		3,892,546

Fixed Income Funds - 10.5%
BMO High Yield Bond Fund - Institutional Class (1)	4,520	41,535
BMO TCH Core Plus Bond Fund - Institutional Class (1)	37,997	433,925
Federated Institutional High-Yield Bond Fund - Class R6	5,710	55,386
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	7,204	69,231
Metropolitan West Total Return Bond Fund - Plan Class	71,594	702,341
TCW Emerging Markets Income Fund - Institutional Class	6,938	55,639
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	3,959	97,402

Total Fixed Income Funds		1,455,459

Alternative Funds - 4.6%
BMO Alternative Strategies Fund - Institutional Class (1)	63,889	631,864

Total Mutual Funds (identified cost $11,585,571)		13,672,097

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	141,429	141,443

Total Short-Term Investments - 1.0% (identified cost $141,419)		141,443

Total Investments - 99.6% (identified cost $11,726,990)		13,813,540
Other Assets and Liabilities - 0.4%		59,898

Total Net Assets - 100.0%		$13,873,438

2040 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 41.8%
BMO Dividend Income Fund - Institutional Class (1)	57,760	$836,368
BMO Large-Cap Growth Fund - Class R6 (1)	97,345	1,864,162
BMO Large-Cap Value Fund - Class R6 (1)	233,995	3,685,419
BMO Low Volatility Equity Fund - Institutional Class (1)	163,580	2,404,621
Harbor Capital Appreciation Fund - Retirement Class	42,315	3,255,700
T Rowe Price Growth Stock Fund - Institutional Class	47,655	3,244,851
Vanguard Equity Income Fund - Admiral Class	18,642	1,427,564
Vanguard Institutional Index Fund - Institutional Class	33,264	8,228,261

Total Large-Cap Funds		24,946,946

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	121,296	2,095,998
BMO Mid-Cap Value Fund - Class R6 (1)	176,478	2,156,558
Vanguard Mid-Cap Index Fund - Institutional Class	62,431	2,676,432

Total Mid-Cap Funds		6,928,988

Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	71,454	1,449,800
Goldman Sachs Small Cap Value Fund - Institutional Class	22,901	1,431,518

Total Small-Cap Funds		2,881,318

International Funds - 29.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	164,504	1,867,122
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	209,869	3,464,938
BMO Pyrford International Stock Fund - Class R6 (1)	274,450	3,554,127
DFA International Small Co. Portfolio - Institutional Class	30,487	646,019
Dodge & Cox International Stock Fund - Retail Class	64,474	2,822,661
Harbor International Fund - Retirement Class	48,101	3,234,349
MFS International Value Fund - Class R6	47,085	2,028,884

Total International Funds		17,618,100

Fixed Income Funds - 6.9%
BMO High Yield Bond Fund - Institutional Class (1)	13,072	120,135
BMO TCH Core Plus Bond Fund - Institutional Class (1)	90,404	1,032,414
Federated Institutional High-Yield Bond Fund - Class R6	24,773	240,298
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	25,005	240,294
Metropolitan West Total Return Bond Fund - Plan Class	211,223	2,072,094
TCW Emerging Markets Income Fund - Institutional Class	22,602	181,271
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	9,808	241,285

Total Fixed Income Funds		4,127,791

Alternative Funds - 4.2%
BMO Alternative Strategies Fund - Institutional Class (1)	253,595	2,508,051

Total Mutual Funds (identified cost $40,817,456)		59,011,194

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	595,351	595,411

Total Short-Term Investments - 1.0% (identified cost $595,307)		595,411

Total Investments - 99.8% (identified cost $41,412,763)		59,606,605
Other Assets and Liabilities - 0.2%		130,670

Total Net Assets - 100.0%		$59,737,275

2045 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 41.8%
BMO Dividend Income Fund - Institutional Class (1)	8,616	$124,759
BMO Large-Cap Growth Fund - Class R6 (1)	14,414	276,035
BMO Large-Cap Value Fund - Class R6 (1)	35,672	561,830
BMO Low Volatility Equity Fund - Institutional Class (1)	24,216	355,969
Harbor Capital Appreciation Fund - Retirement Class	6,391	491,721
T Rowe Price Growth Stock Fund - Institutional Class	7,141	486,246
Vanguard Equity Income Fund - Admiral Class	2,798	214,265
Vanguard Institutional Index Fund - Institutional Class	5,010	1,239,345

Total Large-Cap Funds		3,750,170

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	18,582	321,087
BMO Mid-Cap Value Fund - Class R6 (1)	26,237	320,621
Vanguard Mid-Cap Index Fund - Institutional Class	9,326	399,808

Total Mid-Cap Funds		1,041,516

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	10,997	223,122
Goldman Sachs Small Cap Value Fund - Institutional Class	3,559	222,512

Total Small-Cap Funds		445,634

International Funds - 30.0%
BMO Disciplined International Equity Fund - Institutional Class (1)	25,178	285,765
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	31,729	523,848
BMO Pyrford International Stock Fund - Class R6 (1)	42,583	551,457
DFA International Small Co. Portfolio - Institutional Class	5,068	107,382
Dodge & Cox International Stock Fund - Retail Class	10,096	442,012
Harbor International Fund - Retirement Class	7,297	490,681
MFS International Value Fund - Class R6	6,609	284,767

Total International Funds		2,685,912

Fixed Income Funds - 6.4%
BMO High Yield Bond Fund - Institutional Class (1)	1,931	17,743
BMO TCH Core Plus Bond Fund - Institutional Class (1)	13,929	159,074
Federated Institutional High-Yield Bond Fund - Class R6	2,744	26,612
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,766	26,585
Metropolitan West Total Return Bond Fund - Plan Class	29,715	291,500
TCW Emerging Markets Income Fund - Institutional Class	2,191	17,569
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,440	35,432

Total Fixed Income Funds		574,515

Alternative Funds - 3.5%
BMO Alternative Strategies Fund - Institutional Class (1)	31,425	310,790

Total Mutual Funds (identified cost $7,520,887)		8,808,537

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	88,641	88,650

Total Short-Term Investments - 1.0% (identified cost $88,638)		88,650

Total Investments - 99.3% (identified cost $7,609,525)		8,897,187
Other Assets and Liabilities - 0.7%		66,458

Total Net Assets - 100.0%		$8,963,645

2050 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 42.0%
BMO Dividend Income Fund - Institutional Class (1)	43,636	$631,844
BMO Large-Cap Growth Fund - Class R6 (1)	73,001	1,397,968
BMO Large-Cap Value Fund - Class R6 (1)	180,653	2,845,278
BMO Low Volatility Equity Fund - Institutional Class (1)	122,636	1,802,757
Harbor Capital Appreciation Fund - Retirement Class	32,367	2,490,289
T Rowe Price Growth Stock Fund - Institutional Class	36,168	2,462,676
Vanguard Equity Income Fund - Admiral Class	14,170	1,085,130
Vanguard Institutional Index Fund - Institutional Class	25,374	6,276,607

Total Large-Cap Funds		18,992,549

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	94,103	1,626,106
BMO Mid-Cap Value Fund - Class R6 (1)	132,878	1,623,768
Vanguard Mid-Cap Index Fund - Institutional Class	47,231	2,024,788

Total Mid-Cap Funds		5,274,662

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	55,689	1,129,929
Goldman Sachs Small Cap Value Fund - Institutional Class	18,028	1,126,949

Total Small-Cap Funds		2,256,878

International Funds - 30.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	127,507	1,447,203
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	160,687	2,652,937
BMO Pyrford International Stock Fund - Class R6 (1)	215,658	2,792,768
DFA International Small Co. Portfolio - Institutional Class	25,664	543,823
Dodge & Cox International Stock Fund - Retail Class	51,131	2,238,534
Harbor International Fund - Retirement Class	36,957	2,484,996
MFS International Value Fund - Class R6	33,469	1,442,192

Total International Funds		13,602,453

Fixed Income Funds - 6.4%
BMO High Yield Bond Fund - Institutional Class (1)	9,778	89,860
BMO TCH Core Plus Bond Fund - Institutional Class (1)	70,551	805,688
Federated Institutional High-Yield Bond Fund - Class R6	13,895	134,782
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	14,011	134,642
Metropolitan West Total Return Bond Fund - Plan Class	150,501	1,476,419
TCW Emerging Markets Income Fund - Institutional Class	11,095	88,983
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	7,295	179,450

Total Fixed Income Funds		2,909,824

Alternative Funds - 3.5%
BMO Alternative Strategies Fund - Institutional Class (1)	159,149	1,573,986

Total Mutual Funds (identified cost $32,137,460)		44,610,352

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	444,134	444,178

Total Short-Term Investments - 1.0% (identified cost $444,090)		444,178

Total Investments - 99.6% (identified cost $32,581,550)		45,054,530
Other Assets and Liabilities - 0.4%		198,563

Total Net Assets - 100.0%		$45,253,093

2055 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%

Large-Cap Funds - 41.8%
BMO Dividend Income Fund - Institutional Class (1)	9,397	$136,069
BMO Large-Cap Growth Fund - Class R6 (1)	15,806	302,690
BMO Large-Cap Value Fund - Class R6 (1)	38,658	608,869
BMO Low Volatility Equity Fund - Institutional Class (1)	26,558	390,399
Harbor Capital Appreciation Fund - Retirement Class	6,999	538,506
T Rowe Price Growth Stock Fund - Institutional Class	7,904	538,206
Vanguard Equity Income Fund - Admiral Class	3,044	233,096
Vanguard Institutional Index Fund - Institutional Class	5,465	1,351,743

Total Large-Cap Funds		4,099,578

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	20,346	351,575
BMO Mid-Cap Value Fund - Class R6 (1)	28,682	350,497
Vanguard Mid-Cap Index Fund - Institutional Class	10,194	437,019

Total Mid-Cap Funds		1,139,091

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	12,153	246,578
Goldman Sachs Small Cap Value Fund - Institutional Class	3,908	244,295

Total Small-Cap Funds		490,873

International Funds - 29.8%
BMO Disciplined International Equity Fund - Institutional Class (1)	27,200	308,717
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	35,214	581,391
BMO Pyrford International Stock Fund - Class R6 (1)	46,102	597,016
DFA International Small Co. Portfolio - Institutional Class	5,465	115,799
Dodge & Cox International Stock Fund - Retail Class	10,858	475,361
Harbor International Fund - Retirement Class	7,911	531,964
MFS International Value Fund - Class R6	7,242	312,077

Total International Funds		2,922,325

Fixed Income Funds - 6.5%
BMO High Yield Bond Fund - Institutional Class (1)	2,130	19,579
BMO TCH Core Plus Bond Fund - Institutional Class (1)	15,528	177,332
Federated Institutional High-Yield Bond Fund - Class R6	3,025	29,339
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	3,056	29,369
Metropolitan West Total Return Bond Fund - Plan Class	33,238	326,064
TCW Emerging Markets Income Fund - Institutional Class	2,426	19,455
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,596	39,248

Total Fixed Income Funds		640,386

Alternative Funds - 3.5%
BMO Alternative Strategies Fund - Institutional Class (1)	34,507	341,271

Total Mutual Funds (identified cost $8,381,174)		9,633,524

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	106,352	106,362

Total Short-Term Investments - 1.1% (identified cost $106,348)		106,362

Total Investments - 99.3% (identified cost $8,487,522)		9,739,886
Other Assets and Liabilities - 0.7%		69,576

Total Net Assets - 100.0%		$9,809,462

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 12.3%
BMO Dividend Income Fund - Institutional Class (1)	18,648	$270,025
BMO Large-Cap Growth Fund - Class R6 (1)	37,121	710,862
BMO Large-Cap Value Fund - Class R6 (1)	57,070	898,846
BMO Low Volatility Equity Fund - Institutional Class (1)	33,918	498,597
Dodge & Cox Stock Fund	1,719	343,014
Harbor Capital Appreciation Fund - Retirement Class	4,531	348,648
T Rowe Price Growth Stock Fund - Institutional Class	4,105	279,524
Vanguard Institutional Index Fund - Institutional Class	5,551	1,373,168

Total Large-Cap Funds		4,722,684

Mid-Cap Funds - 1.8%
BMO Mid-Cap Growth Fund - Class R6 (1)	10,794	186,525
BMO Mid-Cap Value Fund - Class R6 (1)	15,272	186,623
Vanguard Mid-Cap Index Fund - Institutional Class	7,542	323,331

Total Mid-Cap Funds		696,479

Small-Cap Funds - 1.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	9,580	194,373
BMO Small-Cap Value Fund - Class R6 (1)	7,539	110,371
Goldman Sachs Small Cap Value Fund - Institutional Class	1,520	95,004

Total Small-Cap Funds		399,748

International Funds - 7.2%
BMO Disciplined International Equity Fund - Institutional Class (1)	45,177	512,754
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	22,723	375,152
BMO Pyrford International Stock Fund - Class R6 (1)	36,010	466,329
Dodge & Cox International Stock Fund - Retail Class	8,185	358,334
Harbor International Fund - Retirement Class	5,352	359,884
MFS International Value Fund - Class R6	9,688	417,472
T Rowe Price International Discovery Fund - Institutional Class	3,804	280,525

Total International Funds		2,770,450

Fixed Income Funds - 65.8%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	814,385	9,300,282
Metropolitan West Total Return Bond Fund - Plan Class (2)	1,120,576	10,992,848
TCW Emerging Markets Income Fund - Institutional Class	115,003	922,328
Vanguard Total Bond Market Index Fund - Institutional Class	395,719	4,135,259

Total Fixed Income Funds		25,350,717

Alternative Funds - 10.4%
BMO Alternative Strategies Fund - Institutional Class (1)	407,249	4,027,695

Total Mutual Funds (identified cost $33,124,901)		37,967,773

Short-Term Investments - 1.3%

Mutual Funds - 1.3%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	487,240	487,289

Total Short-Term Investments - 1.3% (identified cost $487,245)		487,289

Total Investments - 99.8% (identified cost $33,612,146)		38,455,062
Other Assets and Liabilities - 0.2%		92,652

Total Net Assets - 100.0%		$38,547,714

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 23.2%
BMO Dividend Income Fund - Institutional Class (1)	80,187	$1,161,103
BMO Large-Cap Growth Fund - Class R6 (1)	160,311	3,069,949
BMO Large-Cap Value Fund - Class R6 (1)	244,176	3,845,779
BMO Low Volatility Equity Fund - Institutional Class (1)	146,505	2,153,622
Dodge & Cox Stock Fund	7,296	1,456,175
Harbor Capital Appreciation Fund - Retirement Class	19,421	1,494,288
T Rowe Price Growth Stock Fund - Institutional Class	17,558	1,195,529
Vanguard Institutional Index Fund - Institutional Class	23,924	5,917,735

Total Large-Cap Funds		20,294,180

Mid-Cap Funds - 3.5%
BMO Mid-Cap Growth Fund - Class R6 (1)	47,031	812,688
BMO Mid-Cap Value Fund - Class R6 (1)	66,257	809,660
Vanguard Mid-Cap Index Fund - Institutional Class	32,530	1,394,564

Total Mid-Cap Funds		3,016,912

Small-Cap Funds - 2.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	41,785	847,806
BMO Small-Cap Value Fund - Class R6 (1)	32,800	480,199
Goldman Sachs Small Cap Value Fund - Institutional Class	6,558	409,946

Total Small-Cap Funds		1,737,951

International Funds - 13.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	191,316	2,171,432
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	99,285	1,639,193
BMO Pyrford International Stock Fund - Class R6 (1)	152,443	1,974,142
Dodge & Cox International Stock Fund - Retail Class	34,197	1,497,147
Harbor International Fund - Retirement Class	22,791	1,532,467
MFS International Value Fund - Class R6	41,035	1,768,198
T Rowe Price International Discovery Fund - Institutional Class	16,127	1,189,393

Total International Funds		11,771,972

Fixed Income Funds - 48.4%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	1,360,924	15,541,752
Metropolitan West Total Return Bond Fund - Plan Class	1,875,770	18,401,303
TCW Emerging Markets Income Fund - Institutional Class	191,283	1,534,090
Vanguard Total Bond Market Index Fund - Institutional Class	662,483	6,922,946

Total Fixed Income Funds		42,400,091

Alternative Funds - 8.3%
BMO Alternative Strategies Fund - Institutional Class (1)	736,363	7,282,632

Total Mutual Funds (identified cost $71,080,805)		86,503,738

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	886,991	887,080

Total Short-Term Investments - 1.0% (identified cost $886,931)		887,080

Total Investments - 99.8% (identified cost $71,967,736)		87,390,818
Other Assets and Liabilities - 0.2%		188,350

Total Net Assets - 100.0%		$87,579,168

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 34.0%
BMO Dividend Income Fund - Institutional Class (1)	449,592	$6,510,091
BMO Large-Cap Growth Fund - Class R6 (1)	900,155	17,237,979
BMO Large-Cap Value Fund - Class R6 (1)	1,371,096	21,594,757
BMO Low Volatility Equity Fund - Institutional Class (1)	822,702	12,093,717
Dodge & Cox Stock Fund	41,003	8,183,837
Harbor Capital Appreciation Fund - Retirement Class	109,393	8,416,670
T Rowe Price Growth Stock Fund - Institutional Class	98,756	6,724,317
Vanguard Institutional Index Fund - Institutional Class	134,414	33,248,553

Total Large-Cap Funds		114,009,921

Mid-Cap Funds - 5.0%
BMO Mid-Cap Growth Fund - Class R6 (1)	263,038	4,545,290
BMO Mid-Cap Value Fund - Class R6 (1)	370,567	4,528,334
Vanguard Mid-Cap Index Fund - Institutional Class	182,938	7,842,545

Total Mid-Cap Funds		16,916,169

Small-Cap Funds - 2.9%
BMO Small-Cap Growth Fund - Institutional Class (1)	234,791	4,763,904
BMO Small-Cap Value Fund - Class R6 (1)	183,824	2,691,190
Goldman Sachs Small Cap Value Fund - Institutional Class	36,556	2,285,127

Total Small-Cap Funds		9,740,221

International Funds - 19.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	1,075,081	12,202,162
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	557,333	9,201,563
BMO Pyrford International Stock Fund - Class R6 (1)	855,439	11,077,938
Dodge & Cox International Stock Fund - Retail Class	192,476	8,426,613
Harbor International Fund - Retirement Class	128,260	8,624,203
MFS International Value Fund - Class R6	233,638	10,067,471
T Rowe Price International Discovery Fund - Institutional Class	90,707	6,689,650

Total International Funds		66,289,600

Fixed Income Funds - 30.3%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	3,269,665	37,339,571
Metropolitan West Total Return Bond Fund - Plan Class	4,508,154	44,224,992
TCW Emerging Markets Income Fund - Institutional Class	460,599	3,694,006
Vanguard Total Bond Market Index Fund - Institutional Class	1,591,187	16,627,901

Total Fixed Income Funds		101,886,470

Alternative Funds - 7.0%
BMO Alternative Strategies Fund - Institutional Class (1)	2,364,216	23,382,097

Total Mutual Funds (identified cost $246,057,364)		332,224,478

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	3,475,821	3,476,169

Total Short-Term Investments - 1.0% (identified cost $3,475,554)		3,476,169

Total Investments - 99.9% (identified cost $249,532,918)		335,700,647
Other Assets and Liabilities - 0.1%		246,392

Total Net Assets - 100.0%		$335,947,039

Growth Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 44.8%
BMO Dividend Income Fund - Institutional Class (1)	212,626	$3,078,821
BMO Large-Cap Growth Fund - Class R6 (1)	424,458	8,128,377
BMO Large-Cap Value Fund - Class R6 (1)	647,951	10,205,229
BMO Low Volatility Equity Fund - Institutional Class (1)	388,042	5,704,215
Dodge & Cox Stock Fund	19,462	3,884,352
Harbor Capital Appreciation Fund - Retirement Class	51,717	3,979,133
T Rowe Price Growth Stock Fund - Institutional Class	46,760	3,183,908
Vanguard Institutional Index Fund - Institutional Class	63,572	15,725,067

Total Large-Cap Funds		53,889,102

Mid-Cap Funds - 6.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	124,213	2,146,399
BMO Mid-Cap Value Fund - Class R6 (1)	175,109	2,139,839
Vanguard Mid-Cap Index Fund - Institutional Class	86,502	3,708,328

Total Mid-Cap Funds		7,994,566

Small-Cap Funds - 3.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	110,421	2,240,447
BMO Small-Cap Value Fund - Class R6 (1)	87,117	1,275,384
Goldman Sachs Small Cap Value Fund - Institutional Class	17,274	1,079,809

Total Small-Cap Funds		4,595,640

International Funds - 26.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	509,276	5,780,283
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	262,344	4,331,302
BMO Pyrford International Stock Fund - Class R6 (1)	404,431	5,237,381
Dodge & Cox International Stock Fund - Retail Class	91,194	3,992,469
Harbor International Fund - Retirement Class	60,755	4,085,142
MFS International Value Fund - Class R6	110,322	4,753,802
T Rowe Price International Discovery Fund - Institutional Class	42,961	3,168,391

Total International Funds		31,348,770

Fixed Income Funds - 11.5%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	442,756	5,056,272
Metropolitan West Total Return Bond Fund - Plan Class	610,914	5,993,065
TCW Emerging Markets Income Fund - Institutional Class	62,548	501,632
Vanguard Total Bond Market Index Fund - Institutional Class	215,203	2,248,874

Total Fixed Income Funds		13,799,843

Alternative Funds - 5.6%
BMO Alternative Strategies Fund - Institutional Class (1)	677,873	6,704,165

Total Mutual Funds (identified cost $80,719,774)		118,332,086

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	1,164,147	1,164,263

Total Short-Term Investments - 1.0% (identified cost $1,164,161)		1,164,263

Total Investments - 99.4% (identified cost $81,883,935)		119,496,349
Other Assets and Liabilities - 0.6%		682,952

Total Net Assets - 100.0%		$120,179,301

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 54.3%
BMO Dividend Income Fund - Institutional Class (1)	376,869	$5,457,064
BMO Large-Cap Growth Fund - Class R6 (1)	731,718	14,012,401
BMO Large-Cap Value Fund - Class R6 (1)	1,120,570	17,648,982
BMO Low Volatility Equity Fund - Institutional Class (1)	688,411	10,119,634
Dodge & Cox Stock Fund	34,502	6,886,312
Harbor Capital Appreciation Fund - Retirement Class	91,538	7,042,965
T Rowe Price Growth Stock Fund - Institutional Class	82,754	5,634,727
Vanguard Institutional Index Fund - Institutional Class	112,696	27,876,411

Total Large-Cap Funds		94,678,496

Mid-Cap Funds - 8.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	219,995	3,801,518
BMO Mid-Cap Value Fund - Class R6 (1)	310,141	3,789,920
Vanguard Mid-Cap Index Fund - Institutional Class	153,200	6,567,665

Total Mid-Cap Funds		14,159,103

Small-Cap Funds - 4.7%
BMO Small-Cap Growth Fund - Institutional Class (1)	196,198	3,980,852
BMO Small-Cap Value Fund - Class R6 (1)	153,699	2,250,148
Goldman Sachs Small Cap Value Fund - Institutional Class	30,565	1,910,649

Total Small-Cap Funds		8,141,649

International Funds - 31.3%
BMO Disciplined International Equity Fund - Institutional Class (1)	824,869	9,362,263
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	465,738	7,689,333
BMO Pyrford International Stock Fund - Class R6 (1)	717,589	9,292,773
Dodge & Cox International Stock Fund - Retail Class	162,438	7,111,556
Harbor International Fund - Retirement Class	107,598	7,234,927
MFS International Value Fund - Class R6	195,285	8,414,831
T Rowe Price International Discovery Fund - Institutional Class	76,031	5,607,261

Total International Funds		54,712,944

Alternative Funds - 0.5%
BMO Alternative Strategies Fund - Institutional Class (1)	88,426	874,533

Total Mutual Funds (identified cost $104,958,011)		172,566,725

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (1)	1,820,650	1,820,832

Total Short-Term Investments - 1.1% (identified cost $1,820,674)		1,820,832

Total Investments - 100.0% (identified cost $106,778,685)		174,387,557
Other Assets and Liabilities - 0.0%		75,870

Total Net Assets - 100.0%		$174,463,427

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2018.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(2)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2018, the Corporation consisted of 42 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement
2015 Fund	December 27, 2013	Fund is to achieve growth, income, and conservation
2020 Fund	August 30, 2013	of capital to varying degrees depending on its
2025 Fund	December 27, 2013	proximity to its target date. As the Fund passes its
2030 Fund	August 30, 2013	target date, the Fund will reduce its emphasis on
2035 Fund	December 27, 2013	growth and increase its emphasis on income and
2040 Fund	August 30, 2013	preservation of capital.
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended May 31, 2018, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended May 31, 2018, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of May 31, 2018.

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Funds’ assets:

In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,294,628	$—	$—	$14,294,628
Short-Term Investments	146,803	—	—	146,803

Total	$14,441,431	$—	$—	$14,441,431

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,485,766	$—	$—	$3,485,766
Short-Term Investments	37,116	—	—	37,116

Total	$3,522,882	$—	$—	$3,522,882

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$79,478,459	$—	$—	$79,478,459
Short-Term Investments	712,283	—	—	712,283

Total	$80,190,742	$—	$—	$80,190,742

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$24,764,163	$—	$—	$24,764,163
Short-Term Investments	249,249	—	—	249,249

Total	$25,013,412	$—	$—	$25,013,412

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$97,993,747	$—	$—	$97,993,747
Short-Term Investments	861,439	—	—	861,439

Total	$98,855,186	$—	$—	$98,855,186

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,672,097	$—	$—	$13,672,097
Short-Term Investments	141,443	—	—	141,443

Total	$13,813,540	$—	$—	$13,813,540

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,011,194	$—	$—	$59,011,194
Short-Term Investments	595,411	—	—	595,411

Total	$59,606,605	$—	$—	$59,606,605

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,808,537	$—	$—	$8,808,537
Short-Term Investments	88,650	—	—	88,650

Total	$8,897,187	$—	$—	$8,897,187

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$44,610,352	$—	$—	$44,610,352
Short-Term Investments	444,178	—	—	444,178

Total	$45,054,530	$—	$—	$45,054,530

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,633,524	$—	$—	$9,633,524
Short-Term Investments	106,362	—	—	106,362

Total	$9,739,886	$—	$—	$9,739,886

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,967,773	$—	$—	$37,967,773
Short-Term Investments	487,289	—	—	487,289

Total	$38,455,062	$—	$—	$38,455,062

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$86,503,738	$—	$—	$86,503,738
Short-Term Investments	887,080	—	—	887,080

Total	$87,390,818	$—	$—	$87,390,818

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$332,224,478	$—	$—	$332,224,478
Short-Term Investments	3,476,169	—	—	3,476,169

Total	$335,700,647	$—	$—	$335,700,647

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$118,332,086	$—	$—	$118,332,086
Short-Term Investments	1,164,263	—	—	1,164,263

Total	$119,496,349	$—	$—	$119,496,349

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$172,566,725	$—	$—	$172,566,725
Short-Term Investments	1,820,832	—	—	1,820,832

Total	$174,387,557	$—	$—	$174,387,557

3. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2018. All securities listed on the table present the Institutional Class, except for BMO Institutional Prime Money Market, which has a Premier Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund

Large-Cap Funds - 8.6%
BMO Low Volatility Equity Fund	$402,614	$101,102	$124,009	$2,197	$7,322	$389,226	$4,955	$10,491
BMO Dividend Income Fund	284,696	98,874	114,214	(6,184)	10,157	273,329	4,809	30,798
BMO Large-Cap Value Fund	420,871	134,376	154,177	(11,879)	12,517	401,708	4,595	34,970
BMO Large-Cap Growth Fund	182,061	46,748	72,285	9,957	6,438	172,919	223	9,628

						1,237,182
Mid-Cap Funds - 1.7%
BMO Mid-Cap Growth Fund	75,778	19,783	32,395	2,927	6,058	72,151	—	4,446
BMO Mid-Cap Value Fund	179,801	48,819	61,730	(164)	6,029	172,755	1,754	7,045

						244,906
Small-Cap Fund - 0.3%
BMO Small-Cap Growth Fund	45,640	15,920	21,467	341	3,253	43,687	—	4,613
International Funds - 6.2%
BMO LGM Emerging Markets Equity Fund	237,323	58,346	73,827	2,671	6,763	231,276	1,883	—
BMO Pyrford International Stock Fund	401,797	95,627	106,090	(11,889)	5,547	384,992	10,164	—
BMO Disciplined International Equity Fund	298,473	75,886	94,948	(503)	6,968	285,876	6,312	—

						902,144

Fixed Income Funds - 20.4%
BMO High Yield Bond Fund	268,504	56,839	54,645	(8,468)	(2,325)	259,905	10,913	—
BMO TCH Core Plus Bond Fund	2,770,542	674,768	659,911	(80,341)	(7,024)	2,698,034	60,707	2,541
BMO TCH Emerging Markets Bond Fund*	448,273	67,618	490,508	(7,616)	(17,767)	—	22,012	—

						2,957,939

Alternative Funds - 6.9%
BMO Alternative Strategies Fund	1,046,726	285,596	235,515	(86,487)	(3,557)	1,006,763	—	64,872
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	144,477	3,825,129	3,822,806	26	(23)	146,803	1,516	—

Totals	$7,207,576	$5,605,431	$6,118,527	$(195,412)	$40,356	$6,539,424	$129,843	$169,404

2015 Fund

Large-Cap Funds - 9.6%
BMO Low Volatility Equity Fund	$140,307	$28,224	$61,810	$1,117	$1,688	$109,526	$1,531	$3,095
BMO Dividend Income Fund	74,412	16,332	34,355	(612)	2,010	57,787	1,117	6,832
BMO Large-Cap Value Fund	149,289	30,947	67,385	(2,075)	3,673	114,449	1,434	10,518
BMO Large-Cap Growth Fund	79,310	12,704	37,742	2,178	4,288	60,738	81	3,500

						342,500

Mid-Cap Funds - 2.3%
BMO Mid-Cap Growth Fund	27,729	4,647	14,100	2,030	954	21,260	—	1,351
BMO Mid-Cap Value Fund	74,407	12,479	31,246	1,335	1,255	58,230	695	2,472

						79,490

Small-Cap Fund - 0.5%
BMO Small-Cap Growth Fund	23,860	4,957	11,743	868	844	18,786	—	2,020
International Funds - 7.2%
BMO LGM Emerging Markets Equity Fund	93,045	22,817	46,357	(1,714)	4,775	72,566	620	—
BMO Pyrford International Stock Fund	136,135	21,250	52,804	(3,563)	2,254	103,272	2,896	—
BMO Disciplined International Equity Fund	105,317	15,442	43,794	(2,386)	4,671	79,250	1,870	—

						255,088

Fixed Income Funds - 18.2%
BMO High Yield Bond Fund	50,685	16,095	11,822	(2,083)	(165)	52,710	2,206	—
BMO TCH Core Plus Bond Fund	580,093	168,074	136,226	(17,867)	(899)	593,175	13,339	584
BMO TCH Emerging Markets Bond Fund*	97,638	28,676	120,371	(3,628)	(2,315)	—	5,221	—

						645,885

Alternative Funds - 7.5%
BMO Alternative Strategies Fund	261,859	93,926	67,530	(21,852)	(2,577)	263,826	—	17,685
Short-Term Investment - 1.1%
BMO Institutional Prime Money Market Fund	39,798	683,749	686,436	11	(6)	37,116	385	—

Totals	$1,933,884	$1,160,319	$1,423,721	$(48,241)	$20,450	$1,642,691	$31,395	$48,057

2020 Fund

Large-Cap Funds - 13.0%
BMO Low Volatility Equity Fund	$3,364,618	$655,653	$714,559	$58,309	$14,475	$3,378,496	$42,201	$88,504
BMO Dividend Income Fund	1,453,988	367,135	386,668	(27,610)	43,018	1,449,863	24,791	158,235
BMO Large-Cap Value Fund	3,551,516	1,186,348	1,184,314	(88,982)	82,197	3,546,765	39,452	298,019
BMO Large-Cap Growth Fund	2,116,554	388,259	600,400	137,207	51,120	2,092,740	2,626	113,136

						10,467,864

Mid-Cap Funds - 4.2%
BMO Mid-Cap Growth Fund	1,474,968	294,656	490,605	129,738	42,366	1,451,123	—	86,797
BMO Mid-Cap Value Fund	1,945,785	369,350	440,566	40,321	17,177	1,932,067	18,836	76,419

						3,383,190

Small-Cap Fund - 1.0%
BMO Small-Cap Growth Fund	807,054	207,748	270,246	36,136	26,015	806,707	—	83,410
International Funds - 11.1%
BMO LGM Emerging Markets Equity Fund	2,725,130	651,722	754,576	82,241	24,420	2,728,937	21,706	—
BMO Pyrford International Stock Fund	3,618,021	702,906	638,303	(90,373)	25,822	3,618,073	91,869	—
BMO Disciplined International Equity Fund	2,595,810	542,483	603,963	16,405	32,361	2,583,096	54,771	—

						8,930,106

Fixed Income Funds - 11.6%
BMO High Yield Bond Fund	729,037	171,635	148,866	(21,002)	(9,012)	721,792	29,085	—
BMO TCH Core Plus Bond Fund	8,545,697	2,247,992	1,972,531	(252,234)	(19,955)	8,548,969	164,247	7,927
BMO TCH Emerging Markets Bond Fund*	1,203,232	211,402	1,345,498	(22,689)	(46,447)	—	59,585	—

						9,270,761

Alternative Funds - 6.3%
BMO Alternative Strategies Fund	5,080,327	1,232,861	808,721	(431,049)	(16,220)	5,057,198	—	316,628
Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	720,855	17,034,536	17,043,168	161	(101)	712,283	6,833	—

Totals	$39,932,592	$26,264,686	$27,402,984	$(433,421)	$267,236	$38,628,109	$556,002	$1,229,075

2025 Fund

Large-Cap Funds - 11.8%
BMO Low Volatility Equity Fund	$662,025	$252,334	$150,629	$13,189	$(372)	$776,547	$8,859	$17,584
BMO Dividend Income Fund	277,430	118,888	72,697	806	1,657	326,084	5,067	30,764
BMO Large-Cap Value Fund	1,025,354	433,498	245,551	(10,677)	2,283	1,204,907	12,250	87,515
BMO Large-Cap Growth Fund	557,727	205,353	162,577	44,279	6,917	651,699	707	30,455

						2,959,237

Mid-Cap Funds - 5.7%
BMO Mid-Cap Growth Fund	601,374	195,522	166,538	77,609	(4,958)	703,009	—	36,347
BMO Mid-Cap Value Fund	619,875	225,946	136,606	34,903	(17,088)	727,030	6,165	24,857

						1,430,039

Small-Cap Fund - 1.8%
BMO Small-Cap Growth Fund	385,873	159,402	126,095	29,866	3,196	452,242	—	40,418
International Funds - 11.9%
BMO LGM Emerging Markets Equity Fund	936,330	394,658	262,211	28,505	2,480	1,099,762	7,562	—
BMO Pyrford International Stock Fund	1,030,062	399,869	202,127	(27,400)	1,567	1,201,971	26,380	—
BMO Disciplined International Equity Fund	580,360	217,128	126,995	4,330	3,997	678,820	12,441	—

						2,980,553

Fixed Income Funds - 8.3%
BMO High Yield Bond Fund	149,180	70,257	37,780	(6,149)	(683)	174,825	6,406	—
BMO TCH Core Plus Bond Fund	1,638,946	819,577	488,080	(50,541)	(4,089)	1,915,813	33,114	1,536
BMO TCH Emerging Markets Bond Fund*	234,389	74,493	295,062	(5,886)	(7,934)	—	11,783	—

						2,090,638

Alternative Funds - 5.6%
BMO Alternative Strategies Fund	1,195,363	545,388	228,396	(106,520)	(5,954)	1,399,881	—	75,766
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	246,901	5,255,708	5,253,409	37	12	249,249	2,358	—

Totals	$10,141,189	$9,368,021	$7,954,753	$26,351	$(18,969)	$11,561,839	$133,092	$345,242

2030 Fund

Large-Cap Funds - 13.0%
BMO Low Volatility Equity Fund	$3,205,702	$710,183	$533,106	$65,414	$1,563	$3,449,756	$41,579	$87,389
BMO Dividend Income Fund	1,300,301	380,255	311,867	(5,125)	15,099	1,378,663	22,813	145,418
BMO Large-Cap Value Fund	5,097,536	1,316,851	955,591	(60,100)	24,895	5,423,591	58,486	441,870
BMO Large-Cap Growth Fund	2,516,757	566,890	639,068	202,041	25,692	2,672,312	3,186	137,235

						12,924,322

Mid-Cap Funds - 6.4%
BMO Mid-Cap Growth Fund	3,010,833	645,980	858,031	352,571	3,104	3,154,457	—	180,032
BMO Mid-Cap Value Fund	2,971,588	685,607	582,314	84,654	(3,486)	3,156,049	28,980	120,640

						6,310,506

Small-Cap Fund - 2.1%
BMO Small-Cap Growth Fund	1,963,556	584,105	628,391	125,129	28,648	2,073,047	—	204,552
International Funds - 13.2%
BMO LGM Emerging Markets Equity Fund	4,489,577	1,245,763	1,043,396	152,692	13,456	4,858,092	37,072	—
BMO Pyrford International Stock Fund	4,969,772	1,230,958	746,947	(107,252)	(1,978)	5,344,553	130,199	—
BMO Disciplined International Equity Fund	2,689,172	572,721	430,435	32,812	8,948	2,873,218	58,535	—

						13,075,863

Fixed Income Funds - 5.6%
BMO High Yield Bond Fund	459,077	147,813	89,202	(14,886)	(5,588)	497,214	19,222	—
BMO TCH Core Plus Bond Fund	4,656,159	1,614,324	1,037,383	(144,052)	(13,310)	5,075,738	93,028	4,463
BMO TCH Emerging Markets Bond Fund*	644,966	168,398	774,689	(13,151)	(25,524)	—	32,892	—

						5,572,952

Alternative Funds - 5.2%
BMO Alternative Strategies Fund	4,793,501	1,506,453	688,392	(417,567)	(28,211)	5,165,784	—	307,913
Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	1,008,652	16,232,876	16,380,200	165	(54)	861,439	8,958	—

Totals	$43,777,149	$27,609,177	$25,699,012	$253,345	$43,254	$45,983,913	$534,950	$1,629,512

2035 Fund

Large-Cap Funds - 14.1%
BMO Low Volatility Equity Fund	$495,147	$114,060	$89,059	$8,969	$645	$529,762	$6,230	$12,787
BMO Dividend Income Fund	195,316	56,397	45,155	(24)	1,867	208,401	3,362	21,056
BMO Large-Cap Value Fund	768,994	227,398	180,124	(9,848)	6,509	812,929	8,622	63,808
BMO Large-Cap Growth Fund	379,575	84,752	93,057	26,309	6,909	404,488	468	20,149

						1,955,580

Mid-Cap Funds - 7.1%
BMO Mid-Cap Growth Fund	458,679	103,356	128,586	48,222	4,817	486,488	—	26,950
BMO Mid-Cap Value Fund	469,515	123,449	105,867	11,767	1,876	500,740	4,533	18,305

						987,228

Small-Cap Fund - 2.3%
BMO Small-Cap Growth Fund	300,849	90,761	93,599	20,465	3,049	321,525	—	30,635
International Funds - 14.2%
BMO LGM Emerging Markets Equity Fund	701,128	226,071	196,509	19,685	3,916	754,291	5,505	—
BMO Pyrford International Stock Fund	772,549	183,227	144,160	(19,159)	2,241	794,698	19,234	—
BMO Disciplined International Equity Fund	406,586	92,808	86,602	(999)	6,887	418,680	8,473	—

						1,967,669

Fixed Income Funds - 3.4%
BMO High Yield Bond Fund	39,009	17,735	13,560	(1,519)	(130)	41,535	1,598	—
BMO TCH Core Plus Bond Fund	402,590	175,103	442,008	298,789	(549)	433,925	8,901	367
BMO TCH Emerging Markets Bond Fund*	52,004	14,454	63,506	(1,831)	(1,121)	—	2,538	—

						475,460

Alternative Funds - 4.6%
BMO Alternative Strategies Fund	599,109	229,004	143,044	(50,227)	(2,978)	631,864	—	36,916
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	58,671	2,245,653	2,162,900	24	(5)	141,443	1,479	—

Totals	$6,099,721	$3,984,228	$3,987,736	$350,623	$33,933	$6,480,769	$70,943	$230,973

2040 Fund

Large-Cap Funds - 14.7%
BMO Low Volatility Equity Fund	$2,071,223	$594,751	$304,922	$30,743	$12,826	$2,404,621	$27,051	$54,743
BMO Dividend Income Fund	735,126	230,160	136,969	(9,821)	17,872	836,368	12,957	79,942
BMO Large-Cap Value Fund	3,252,794	1,005,540	554,965	(68,436)	50,486	3,685,419	37,493	272,766
BMO Large-Cap Growth Fund	1,637,988	407,452	332,360	132,308	18,774	1,864,162	2,034	87,623

						8,790,570
Mid-Cap Funds - 7.1%
BMO Mid-Cap Growth Fund	1,861,764	407,099	397,149	218,583	5,701	2,095,998	—	109,626
BMO Mid-Cap Value Fund	1,897,246	518,933	313,904	47,699	6,584	2,156,558	18,274	74,451

						4,252,556
Small-Cap Fund - 2.4%
BMO Small-Cap Growth Fund	1,268,690	376,839	304,034	87,299	21,006	1,449,800	—	130,008
International Funds - 14.9%
BMO LGM Emerging Markets Equity Fund	2,959,059	1,032,811	628,860	99,055	2,873	3,464,938	23,638	—
BMO Pyrford International Stock Fund	3,183,635	859,758	412,820	(78,766)	2,320	3,554,127	80,894	—
BMO Disciplined International Equity Fund	1,685,537	370,656	213,687	18,412	6,204	1,867,122	35,579	—

						8,886,187
Fixed Income Funds - 2.0%
BMO High Yield Bond Fund	103,817	42,127	21,043	(3,521)	(1,245)	120,135	3,995	—
BMO TCH Core Plus Bond Fund	880,066	393,443	211,205	(27,347)	(2,543)	1,032,414	20,690	818
BMO TCH Emerging Markets Bond Fund*	156,274	49,498	196,510	(3,203)	(6,059)	—	7,798	—

						1,152,549
Alternative Funds - 4.2%
BMO Alternative Strategies Fund	2,193,574	840,573	322,126	(195,400)	(8,570)	2,508,051	—	137,125
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	533,274	8,768,188	8,706,266	103	112	595,411	6,128	—

Totals	$24,420,067	$15,897,828	$13,056,820	$247,708	$126,341	$27,635,124	$276,531	$947,102

2045 Fund

Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$314,892	$109,299	$73,577	$5,833	$(478)	$355,969	$4,013	$7,934
BMO Dividend Income Fund	110,360	44,776	31,358	619	362	124,759	1,925	11,585
BMO Large-Cap Value Fund	498,822	199,212	132,370	(6,185)	2,351	561,830	5,650	40,165
BMO Large-Cap Growth Fund	246,732	79,056	71,276	19,558	1,965	276,035	295	12,698

						1,318,593
Mid-Cap Funds - 7.2%
BMO Mid-Cap Growth Fund	287,401	93,469	92,857	31,680	1,394	321,087	—	16,341
BMO Mid-Cap Value Fund	284,690	102,159	73,531	7,669	(366)	320,621	2,754	10,790

						641,708
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	198,946	85,313	77,426	14,938	1,351	223,122	—	19,630
International Funds - 15.1%
BMO LGM Emerging Markets Equity Fund	463,592	211,985	165,597	13,605	263	523,848	3,546	—
BMO Pyrford International Stock Fund	489,469	202,901	128,436	(14,516)	2,039	551,457	11,915	—
BMO Disciplined International Equity Fund	253,000	93,914	64,147	(1,201)	4,199	285,765	5,156	—

						1,361,070
Fixed Income Funds - 2.0%
BMO High Yield Bond Fund	15,707	9,813	7,083	(598)	(96)	17,743	657	—
BMO TCH Core Plus Bond Fund	141,038	81,349	58,753	(4,155)	(405)	159,074	3,195	126
BMO TCH Emerging Markets Bond Fund*	15,718	5,356	20,176	(452)	(446)	—	754	—

						176,817
Alternative Funds - 3.4%
BMO Alternative Strategies Fund	275,277	140,931	80,634	(22,795)	(1,989)	310,790	—	16,559
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	78,288	1,975,847	1,965,509	12	12	88,650	960	—

Totals	$3,673,932	$3,435,380	$3,042,730	$44,012	$10,156	$4,120,750	$40,820	$135,828

2050 Fund

Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$1,573,932	$465,238	$268,840	$24,393	$8,034	$1,802,757	$20,331	$40,329
BMO Dividend Income Fund	551,643	172,751	100,037	(10,229)	17,716	631,844	9,720	58,901
BMO Large-Cap Value Fund	2,493,529	756,025	395,002	(52,162)	42,888	2,845,278	28,577	204,202
BMO Large-Cap Growth Fund	1,233,372	309,736	259,980	95,980	18,860	1,397,968	1,499	64,566

						6,677,847
Mid-Cap Funds - 7.2%
BMO Mid-Cap Growth Fund	1,436,717	326,124	312,058	171,334	3,989	1,626,106	—	83,089
BMO Mid-Cap Value Fund	1,423,085	398,378	240,087	37,897	4,495	1,623,768	13,779	54,852

						3,249,874
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	994,497	314,841	265,655	69,325	16,921	1,129,929	—	99,798
International Funds - 15.1%
BMO LGM Emerging Markets Equity Fund	2,317,358	806,842	548,166	74,872	2,031	2,652,937	18,031	—
BMO Pyrford International Stock Fund	2,446,437	765,122	360,670	(64,808)	6,687	2,792,768	60,587	—
BMO Disciplined International Equity Fund	1,264,588	360,818	197,134	12,652	6,279	1,447,203	26,217	—

						6,892,908
Fixed Income Funds - 2.0%
BMO High Yield Bond Fund	78,506	28,891	13,979	(2,761)	(797)	89,860	3,386	—
BMO TCH Core Plus Bond Fund	704,940	283,503	158,853	(21,928)	(1,974)	805,688	16,458	638
BMO TCH Emerging Markets Bond Fund*	78,564	23,673	97,663	(1,729)	(2,845)	—	3,838	—

						895,548
Alternative Funds - 3.5%
BMO Alternative Strategies Fund	1,375,925	534,432	210,582	(122,248)	(3,541)	1,573,986	—	84,202
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	391,301	7,378,617	7,325,855	88	27	444,178	4,668	—

Totals	$18,364,394	$12,924,991	$10,754,561	$210,676	$118,770	$20,864,270	$207,091	$690,577

2055 Fund

Large-Cap Funds - 14.7%
BMO Low Volatility Equity Fund	$284,902	$162,112	$62,742	$6,349	$(222)	$390,399	$4,067	$8,101
BMO Dividend Income Fund	99,854	57,614	22,234	955	(120)	136,069	1,943	11,830
BMO Large-Cap Value Fund	451,359	263,780	100,597	(5,227)	(446)	608,869	5,746	41,013
BMO Large-Cap Growth Fund	223,263	111,211	53,984	22,482	(282)	302,690	301	12,967

						1,438,027
Mid-Cap Funds - 7.2%
BMO Mid-Cap Growth Fund	260,068	124,478	66,737	33,889	(123)	351,575	—	16,687
BMO Mid-Cap Value Fund	257,593	144,312	58,471	9,190	(2,127)	350,497	2,597	11,018

						702,072
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	180,023	109,252	59,638	17,038	(97)	246,578	—	20,044
International Funds - 15.1%
BMO LGM Emerging Markets Equity Fund	419,475	268,903	121,541	15,349	(795)	581,391	3,621	—
BMO Pyrford International Stock Fund	442,839	257,778	89,649	(12,792)	(1,160)	597,016	12,167	—
BMO Disciplined International Equity Fund	228,907	122,560	45,315	3,117	(552)	308,717	5,265	—

						1,487,124
Fixed Income Funds - 2.0%
BMO High Yield Bond Fund	14,211	10,430	4,311	(668)	(83)	19,579	683	—
BMO TCH Core Plus Bond Fund	127,602	107,724	53,150	(4,134)	(710)	177,332	3,327	128
BMO TCH Emerging Markets Bond Fund*	14,221	7,116	20,400	(808)	(129)	—	774	—

						196,911
Alternative Funds - 3.5%
BMO Alternative Strategies Fund	249,058	179,989	61,714	(22,709)	(3,353)	341,271	—	16,910
Short-Term Investment - 1.1%
BMO Institutional Prime Money Market Fund	70,830	2,848,925	2,813,433	14	26	106,362	1,048	—

Totals	$3,324,205	$4,776,184	$3,633,916	$62,045	$(10,173)	$4,518,345	$41,539	$138,698

Conservative Allocation Fund

Large-Cap Funds - 6.1%
BMO Low Volatility Equity Fund	$885,177	$190,462	$605,032	$(86,371)	$114,361	$498,597	$8,214	$14,472
BMO Dividend Income Fund	479,141	138,059	366,371	(63,516)	82,712	270,025	6,084	32,704
BMO Large-Cap Value Fund	1,601,147	466,903	1,225,114	(129,880)	185,790	898,846	12,943	84,117
BMO Large-Cap Growth Fund	1,267,061	321,610	985,067	(63,532)	170,790	710,862	989	42,586

						2,378,330
Mid-Cap Funds - 1.0%
BMO Mid-Cap Growth Fund	333,847	78,756	262,453	(30,942)	67,317	186,525	—	12,420
BMO Mid-Cap Value Fund	332,243	77,650	238,909	(49,819)	65,458	186,623	2,829	8,201

						373,148
Small-Cap Funds - 0.8%
BMO Small-Cap Growth Fund	385,069	80,114	298,385	(87,696)	115,271	194,373	—	24,826
BMO Small-Cap Value Fund	214,629	38,584	162,951	7,410	12,699	110,371	—	10,074

						304,744
International Funds - 3.5%
BMO LGM Emerging Markets Equity Fund	514,528	241,866	397,733	(41,757)	58,248	375,152	2,558	—
BMO Pyrford International Stock Fund	830,213	160,646	527,144	(96,372)	98,986	466,329	13,087	—
BMO Disciplined International Equity Fund	846,439	236,878	590,594	(30,650)	50,681	512,754	11,168	—

						1,354,235
Fixed Income Funds - 24.1%
BMO TCH Core Plus Bond Fund	17,850,814	1,878,001	10,048,542	(1,049,297)	669,306	9,300,282	280,581	10,296
BMO TCH Emerging Markets Bond Fund*	1,788,501	189,002	1,920,710	(57,431)	638	—	54,737	—

						9,300,282
Alternative Funds - 10.5%
BMO Alternative Strategies Fund	7,741,816	1,074,710	4,407,427	(618,994)	237,590	4,027,695	—	302,031
Short-Term Investment - 1.3%
BMO Institutional Prime Money Market Fund	615,540	13,473,325	13,601,671	44	51	487,289	4,811	—

Totals	$35,686,165	$18,646,566	$35,638,103	$(2,398,803)	$1,929,898	$18,225,723	$398,001	$541,727

Moderate Allocation Fund

Large-Cap Funds - 11.7%
BMO Low Volatility Equity Fund	$2,664,948	$428,357	$994,809	$11,064	$44,062	$2,153,622	$32,741	$67,799
BMO Dividend Income Fund	1,446,493	370,372	669,858	(80,239)	94,335	1,161,103	24,391	153,252
BMO Large-Cap Value Fund	4,839,198	1,196,453	2,187,326	(125,216)	122,670	3,845,779	52,776	394,082
BMO Large-Cap Growth Fund	3,848,515	777,037	1,878,146	96,703	225,840	3,069,949	4,570	196,917

						10,230,453
Mid-Cap Funds - 1.8%
BMO Mid-Cap Growth Fund	1,013,569	230,254	544,538	2,780	110,623	812,688	—	57,326
BMO Mid-Cap Value Fund	1,003,944	179,101	400,683	(33,876)	61,174	809,660	9,704	38,385

						1,622,348
Small-Cap Funds - 1.5%
BMO Small-Cap Growth Fund	1,158,671	268,684	650,326	(59,947)	130,724	847,806	—	113,195
BMO Small-Cap Value Fund	649,128	139,547	357,333	42,214	6,643	480,199	—	46,563

						1,328,005
International Funds - 6.7%
BMO LGM Emerging Markets Equity Fund	1,542,955	778,929	747,397	39,276	25,430	1,639,193	11,857	—
BMO Pyrford International Stock Fund	2,464,340	377,738	835,134	(148,848)	116,046	1,974,142	60,490	—
BMO Disciplined International Equity Fund	2,535,429	616,975	1,037,653	16,959	39,722	2,171,432	51,993	—

						5,784,767
Fixed Income Funds - 17.7%
BMO TCH Core Plus Bond Fund	19,722,005	3,301,171	6,866,453	(621,637)	6,666	15,541,752	419,979	17,593
BMO TCH Emerging Markets Bond Fund*	1,973,164	247,226	2,113,207	(50,495)	(56,688)	—	93,651	—

						15,541,752
Alternative Funds - 8.3%
BMO Alternative Strategies Fund	9,318,675	1,421,891	2,675,813	(713,642)	(68,479)	7,282,632	—	558,859
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	1,030,079	11,836,513	11,979,655	149	(6)	887,080	11,039	—

Totals	$55,211,113	$22,170,248	$33,938,331	$(1,624,755)	$858,762	$42,677,037	$773,191	$1,643,971

Balanced Allocation Fund

Large-Cap Funds - 17.0%
BMO Low Volatility Equity Fund	$13,326,064	$1,677,924	$3,205,118	$166,498	$128,349	$12,093,717	$163,115	$345,993
BMO Dividend Income Fund	7,213,194	1,521,988	2,300,963	(207,868)	283,740	6,510,091	121,104	779,680
BMO Large-Cap Value Fund	24,067,367	4,896,363	7,365,906	(455,736)	452,669	21,594,757	262,679	2,010,095
BMO Large-Cap Growth Fund	19,073,398	3,009,123	6,495,013	857,741	792,730	17,237,979	23,291	1,003,616

						57,436,544
Mid-Cap Funds - 2.8%
BMO Mid-Cap Growth Fund	5,025,977	735,887	1,792,940	167,983	408,383	4,545,290	—	292,344
BMO Mid-Cap Value Fund	5,001,760	4,773,748	486,812	(4,977,320)	216,958	4,528,334	48,350	195,916

						9,073,624
Small-Cap Funds - 2.2%
BMO Small-Cap Growth Fund	5,759,143	1,215,192	2,585,427	(294,546)	669,542	4,763,904	—	581,143
BMO Small-Cap Value Fund	3,231,150	563,471	1,355,803	239,448	12,924	2,691,190	—	240,193

						7,455,094
International Funds - 9.7%
BMO LGM Emerging Markets Equity Fund	7,746,000	3,681,603	2,527,291	232,659	68,592	9,201,563	61,167	—
BMO Pyrford International Stock Fund	12,462,254	1,465,935	2,652,544	(530,773)	333,066	11,077,938	310,932	—
BMO Disciplined International Equity Fund	12,780,966	2,744,042	3,565,312	131,410	111,056	12,202,162	266,502	—

						32,481,663
Fixed Income Funds - 11.1%
BMO TCH Core Plus Bond Fund	40,584,040	8,194,193	10,169,804	(1,266,060)	(2,798)	37,339,571	878,329	37,053
BMO TCH Emerging Markets Bond Fund*	4,062,873	545,624	4,381,098	(109,223)	(118,176)	—	197,546	—

						37,339,571
Alternative Funds - 7.0%
BMO Alternative Strategies Fund	25,900,196	4,815,210	5,094,060	(2,117,881)	(121,368)	23,382,097	—	1,595,568
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	3,074,917	37,365,097	36,964,317	615	(143)	3,476,169	36,506	—

Totals	$189,309,299	$77,205,400	$90,942,408	$(8,163,053)	$3,235,524	$170,644,762	$2,369,521	$7,081,601

Growth Allocation Fund

Large-Cap Funds - 22.6%
BMO Low Volatility Equity Fund	$6,167,311	$1,120,047	$1,705,203	$93,089	$28,971	$5,704,215	$78,083	$165,542
BMO Dividend Income Fund	3,345,242	772,976	1,060,838	(80,832)	102,273	3,078,821	58,094	374,086
BMO Large-Cap Value Fund	11,205,176	2,351,128	3,291,102	(165,177)	105,204	10,205,229	126,122	961,084
BMO Large-Cap Growth Fund	8,886,380	1,489,469	3,008,121	446,837	313,812	8,128,377	11,304	487,097

						27,116,642
Mid-Cap Funds - 3.6%
BMO Mid-Cap Growth Fund	2,345,710	357,576	822,565	114,625	151,053	2,146,399	—	142,054
BMO Mid-Cap Value Fund	2,323,392	361,684	605,310	1,569	58,504	2,139,839	22,730	93,806

						4,286,238
Small-Cap Funds - 2.9%
BMO Small-Cap Growth Fund	2,688,854	581,814	1,195,345	(18,624)	183,748	2,240,447	—	282,588
BMO Small-Cap Value Fund	1,501,140	313,303	652,487	112,657	771	1,275,384	—	115,222

						3,515,831
International Funds - 12.7%
BMO LGM Emerging Markets Equity Fund	3,590,962	1,964,927	1,364,695	124,822	15,286	4,331,302	29,258	—
BMO Pyrford International Stock Fund	5,759,429	880,077	1,294,427	(160,333)	52,635	5,237,381	149,359	—
BMO Disciplined International Equity Fund	5,896,903	1,193,122	1,412,664	72,782	30,140	5,780,283	128,022	—

						15,348,966
Fixed Income Funds - 4.2%
BMO TCH Core Plus Bond Fund	5,332,581	1,790,409	1,888,324	(154,442)	(23,952)	5,056,272	121,122	5,056
BMO TCH Emerging Markets Bond Fund*	538,729	137,510	644,549	(17,204)	(14,486)	—	27,274	—

						5,056,272
Alternative Funds - 5.6%
BMO Alternative Strategies Fund	7,188,515	2,192,063	2,016,261	(585,604)	(74,548)	6,704,165	—	460,639
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	1,222,859	18,418,898	18,477,555	102	(41)	1,164,263	13,332	—

Totals	$67,993,183	$33,925,003	$39,439,446	$(215,733)	$929,370	$63,192,377	$764,700	$3,087,174

Aggressive Allocation Fund

Large-Cap Funds - 27.0%
BMO Low Volatility Equity Fund	$10,098,441	$1,904,862	$2,105,544	$185,903	$35,972	$10,119,634	$128,489	$271,895
BMO Dividend Income Fund	5,526,761	1,109,188	1,227,245	(79,281)	127,641	5,457,064	95,278	613,928
BMO Large-Cap Value Fund	18,461,681	3,621,335	4,377,687	(283,910)	227,563	17,648,982	204,811	1,578,146
BMO Large-Cap Growth Fund	14,572,342	1,970,584	3,798,633	871,032	397,076	14,012,401	18,560	799,749

						47,238,081
Mid-Cap Funds - 4.4%
BMO Mid-Cap Growth Fund	3,858,204	472,164	978,013	250,085	199,078	3,801,518	—	233,066
BMO Mid-Cap Value Fund	3,838,366	572,085	731,473	57,742	53,200	3,789,920	37,226	153,895

						7,591,438
Small-Cap Funds - 3.6%
BMO Small-Cap Growth Fund	4,435,179	879,732	1,624,761	(75,147)	365,849	3,980,852	—	464,181
BMO Small-Cap Value Fund	2,499,768	529,211	977,080	190,719	7,530	2,250,148	—	189,729

						6,231,000
International Funds - 15.1%
BMO LGM Emerging Markets Equity Fund	5,908,535	3,379,530	1,825,582	205,193	21,657	7,689,333	48,127	—
BMO Pyrford International Stock Fund	9,480,721	1,880,244	1,889,134	(238,843)	59,785	9,292,773	245,325	—
BMO Disciplined International Equity Fund	9,752,897	1,371,082	1,925,261	99,996	63,549	9,362,263	210,608	—

						26,344,369
Alternative Funds - 0.5%
BMO Alternative Strategies Fund	2,485,944	436,054	1,879,697	(176,284)	8,516	874,533	—	155,997
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	444,956	20,218,492	18,842,977	158	203	1,820,832	17,885	—

Totals	$91,363,795	$38,344,563	$42,183,087	$1,007,363	$1,567,619	$90,100,253	$1,006,309	$4,460,586

*	Reflects operations for the period from September 1, 2017, to February 22, 2018 (termination date).

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 25, 2018

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Executive Officer)
July 25, 2018